UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

Item 1. Reports to Stockholders

VALIC Company II

SEMI-ANNUAL REPORT FEBRUARY 28, 2021

VALIC Company II

PRESIDENT’S LETTER

Dear Valued Investor:

We are pleased to provide you with the following Semi-Annual Report for VALIC Company II consisting of investment portfolio information and financial statements for the six-month period ended February 28, 2021. We encourage you to carefully read this report.

We continue to believe that maintaining a well-diversified investment portfolio focused on the long-term can help smooth the inevitable ups-and-downs of market performance. Your financial advisor can assist by reviewing your financial situation and tax considerations to develop a plan that employs appropriate investment strategies and a diversified allocation among asset classes.

Our highest priority is to assist you in improving the likelihood of reaching your long-term investment goals.

Thank you for your investment.

Sincerely,

John T. Genoy,

President VALIC Company II

Note: All performance figures quoted are for the VALIC Company II Funds. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s credit worthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank of Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

1

VALIC Company II

EXPENSE EXAMPLE — February 28, 2021 (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company II (“VC II”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at September 1, 2020 and held until February 28, 2021. Shares of VC II are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Accounts (“IRA”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC II and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA documents for more details on the fees associated with your Variable Contract, Plan or IRAs.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended February 28, 2021” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended February 28, 2021” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans and IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended February 28, 2021” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended February 28, 2021” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended February 28, 2021” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRAs. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

VALIC Company II

EXPENSE EXAMPLE — February 28, 2021 (unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at September 1, 2020	Ending Account Value Using Actual Return at February 28, 2021	Expenses Paid During the Six Months Ended February 28, 2021 *	Beginning Account Value at September 1, 2020	Ending Account Value Using a Hypothetical 5% Annual Return at February 28, 2021	Expenses Paid During the Six Months Ended February 28, 2021 *	Annualized Expense Ratio
Aggressive Growth Lifestyle#	$1,000.00	$1,154.60	$0.53	$1,000.00	$1,024.30	$0.50	0.10%
Capital Appreciation#	$1,000.00	$1,091.30	$4.41	$1,000.00	$1,020.58	$4.26	0.85%
Conservative Growth Lifestyle#	$1,000.00	$1,082.86	$0.52	$1,000.00	$1,024.30	$0.50	0.10%
Core Bond#	$1,000.00	$1,000.84	$3.82	$1,000.00	$1,020.98	$3.86	0.77%
Government Money Market II#	$1,000.00	$1,000.05	$0.30	$1,000.00	$1,024.50	$0.30	0.06%
High Yield Bond#	$1,000.00	$1,054.89	$4.74	$1,000.00	$1,020.18	$4.66	0.93%
International Opportunities#	$1,000.00	$1,117.70	$6.30	$1,000.00	$1,018.84	$6.01	1.20%
Large Cap Value	$1,000.00	$1,255.55	$4.98	$1,000.00	$1,020.38	$4.46	0.89%
Mid Cap Growth#	$1,000.00	$1,266.12	$6.12	$1,000.00	$1,019.39	$5.46	1.09%
Mid Cap Value#	$1,000.00	$1,301.69	$5.99	$1,000.00	$1,019.59	$5.26	1.05%
Moderate Growth Lifestyle#	$1,000.00	$1,121.47	$0.53	$1,000.00	$1,024.30	$0.50	0.10%
Small Cap Growth#	$1,000.00	$1,327.97	$6.52	$1,000.00	$1,019.19	$5.66	1.13%
Small Cap Value#	$1,000.00	$1,478.44	$6.27	$1,000.00	$1,019.74	$5.11	1.02%
Strategic Bond	$1,000.00	$1,028.00	$4.37	$1,000.00	$1,020.48	$4.36	0.87%
U.S. Socially Responsible	$1,000.00	$1,116.21	$3.20	$1,000.00	$1,021.77	$3.06	0.61%

*

Expenses are equal to each Fund‘s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days then divided by 365 days (to reflect the one-half year period) . These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA‘s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts or your Plan/IRA document for details on the administration fees charged by your Plan sponsor.

#

During the stated period, the investment adviser waived a portion of or all fees and/or assumed a portion of or all expenses for the Fund. As a result, if these fees and/or expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended February 28, 2021” and the “Annualized Expense Ratio” would have been higher.

3

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO PROFILE — February 28, 2021 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	55.9%
International Equity Investment Companies	25.5
Domestic Fixed Income Investment Companies	13.3
Real Estate Investment Companies	3.0
International Fixed Income Investment Companies	2.1
Domestic Money Market Investment Companies	0.2

100.0%

*	Calculated as a percentage of net assets

4

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 55.9%
VALIC Co. I Blue Chip Growth Fund	483	$12,710
VALIC Co. I Dividend Value Fund	4,215,954	51,476,794
VALIC Co. I Large Cap Core Fund	872,821	13,135,959
VALIC Co. I Large Capital Growth Fund	633,936	13,464,800
VALIC Co. I Mid Cap Index Fund	762,578	22,595,193
VALIC Co. I Mid Cap Strategic Growth Fund	561,173	13,232,460
VALIC Co. I Nasdaq-100® Index Fund	107,703	2,664,572
VALIC Co. I Science & Technology Fund	480,845	21,161,975
VALIC Co. I Small Cap Index Fund	584,348	13,995,124
VALIC Co. I Small Cap Special Values Fund	836,449	11,099,679
VALIC Co. I Stock Index Fund	1,099,949	56,009,400
VALIC Co. I Value Fund	860,385	16,571,012
VALIC Co. II Capital Appreciation Fund	1,393,589	28,317,721
VALIC Co. II Large Cap Value Fund	1,863,803	43,240,241
VALIC Co. II Mid Cap Growth Fund	816,078	11,376,132
VALIC Co. II Mid Cap Value Fund	2,019,272	40,425,825
VALIC Co. II Small Cap Growth Fund	342,339	9,311,615
VALIC Co. II Small Cap Value Fund	1,146,243	16,116,182

Total Domestic Equity Investment Companies
(cost $308,538,715)		384,207,394

Domestic Fixed Income Investment Companies — 13.3%
VALIC Co. I Capital Conservation Fund	436,873	4,617,744
VALIC Co. I Government Securities Fund	189,974	2,097,308
VALIC Co. I Inflation Protected Fund	2,827,898	33,708,543
VALIC Co. II Core Bond Fund	294,933	3,524,446
VALIC Co. II High Yield Bond Fund	1,877,588	14,795,396
VALIC Co. II Strategic Bond Fund	2,759,039	32,418,712

Total Domestic Fixed Income Investment Companies
(cost $85,689,942)		91,162,149

Domestic Money Market Investment Companies — 0.2%
VALIC Co. I Government Money Market I Fund(2)
(cost $1,465,179)	1,465,179	1,465,179

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 25.5%
VALIC Co. I Emerging Economies Fund	4,099,445	$43,659,086
VALIC Co. I International Equities Index Fund	6,869,418	53,718,847
VALIC Co. I International Growth Fund	770,594	13,631,808
VALIC Co. I International Value Fund	2,500,117	26,201,226
VALIC Co. II International Opportunities Fund	1,629,358	37,752,231

Total International Equity Investment Companies
(cost $150,430,086)		174,963,198

International Fixed Income Investment Companies — 2.1%
VALIC Co. I International Government Bond Fund
(cost $13,232,831)	1,130,504	14,538,280

Real Estate Investment Companies — 3.0%
VALIC Co. I Global Real Estate Fund
(cost $20,386,691)	2,616,719	20,750,585

TOTAL INVESTMENTS
(cost $579,743,444)(3)	100.0%	687,086,785
Liabilities in excess of other assets	(0.00)	(124,212)

NET ASSETS	100.0%	$686,962,573

#

The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports are available at our website, www.valic.com.

(1)	See Note 3.
(2)	The 7-day yield as of February 28, 2021 is 0.01%.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$687,086,785	$—	$—	$687,086,785

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

5

VALIC Company II Capital Appreciation Fund

PORTFOLIO PROFILE — February 28, 2021 (unaudited)

Industry Allocation*

Applications Software	10.4%
Computers	7.8
Electronic Components — Semiconductors	6.8
E-Commerce/Products	6.1
Web Portals/ISP	5.9
Medical — Drugs	5.6
Finance — Credit Card	5.1
Internet Content — Entertainment	4.1
Commercial Services — Finance	3.4
Electronic Forms	2.8
Diversified Manufacturing Operations	2.5
Medical — Biomedical/Gene	2.4
Retail — Discount	2.2
Cosmetics & Toiletries	2.1
Apparel Manufacturers	2.0
Chemicals — Diversified	1.9
Entertainment Software	1.9
Dental Supplies & Equipment	1.8
Computer Data Security	1.8
Retail — Building Products	1.7
Internet Infrastructure Software	1.6
Insurance — Multi-line	1.5
Banks — Super Regional	1.5
Electronic Components — Misc.	1.2
Distribution/Wholesale	1.2
Wireless Equipment	1.2
Office Automation & Equipment	1.1
Food — Confectionery	1.1
Commercial Services	1.1
Internet Security	1.0
Athletic Footwear	1.0
Real Estate Investment Trusts	0.8
Medical Instruments	0.8
Enterprise Software/Service	0.8
Therapeutics	0.7
Dialysis Centers	0.6
Athletic Equipment	0.6
Medical — Hospitals	0.5
Internet Application Software	0.5
Machinery — General Industrial	0.5
Telecom Equipment — Fiber Optics	0.5
Consulting Services	0.5

98.6%

*	Calculated as a percentage of net assets

6

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.6%
Apparel Manufacturers — 2.0%
Carter’s, Inc.	9,823	$819,926
Deckers Outdoor Corp.†	5,777	1,883,937

		2,703,863

Applications Software — 10.4%
Intuit, Inc.	2,641	1,030,360
Microsoft Corp.	42,854	9,958,413
ServiceNow, Inc.†	5,177	2,761,722

		13,750,495

Athletic Equipment — 0.6%
YETI Holdings, Inc.†	11,593	797,251

Athletic Footwear — 1.0%
NIKE, Inc., Class B	9,519	1,282,971

Banks - Super Regional — 1.5%
US Bancorp	38,419	1,920,950

Chemicals - Diversified — 1.9%
Dow, Inc.	30,873	1,831,078
PPG Industries, Inc.	4,939	665,876

		2,496,954

Commercial Services — 1.1%
Quanta Services, Inc.	16,560	1,388,556

Commercial Services - Finance — 3.4%
PayPal Holdings, Inc.†	13,677	3,553,969
TransUnion	10,839	912,752

		4,466,721

Computer Data Security — 1.8%
Fortinet, Inc.†	13,837	2,336,377

Computers — 7.8%
Apple, Inc.	84,320	10,224,643

Consulting Services — 0.5%
Gartner, Inc.†	3,349	599,605

Cosmetics & Toiletries — 2.1%
Estee Lauder Cos., Inc., Class A	4,547	1,299,806
Procter & Gamble Co.	11,521	1,423,189

		2,722,995

Dental Supplies & Equipment — 1.8%
Align Technology, Inc.†	4,187	2,374,490

Dialysis Centers — 0.6%
DaVita, Inc.†	8,021	819,185

Distribution/Wholesale — 1.2%
WW Grainger, Inc.	4,345	1,619,425

Diversified Manufacturing Operations — 2.5%
3M Co.	13,538	2,369,962
Carlisle Cos., Inc.	6,577	955,309

		3,325,271

E-Commerce/Products — 6.1%
Amazon.com, Inc.†	2,113	6,535,361
Etsy, Inc.†	6,509	1,433,737

		7,969,098

Electronic Components - Misc. — 1.2%
Sensata Technologies Holding PLC†	28,821	1,651,155

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors — 6.8%
Broadcom, Inc.	4,658	$2,188,654
IPG Photonics Corp.†	5,220	1,186,767
NVIDIA Corp.	4,601	2,524,017
Texas Instruments, Inc.	17,777	3,062,444

		8,961,882

Electronic Forms — 2.8%
Adobe, Inc.†	8,094	3,720,569

Enterprise Software/Service — 0.8%
Veeva Systems, Inc., Class A†	3,627	1,015,959

Entertainment Software — 1.9%
Electronic Arts, Inc.	8,338	1,117,042
Take - Two Interactive Software, Inc.†	7,381	1,361,499

		2,478,541

Finance - Credit Card — 5.1%
Mastercard, Inc., Class A	13,480	4,769,898
Visa, Inc., Class A	8,902	1,890,696

		6,660,594

Food - Confectionery — 1.1%
Hershey Co.	9,729	1,417,029

Insurance - Multi-line — 1.5%
Allstate Corp.	19,012	2,026,679

Internet Application Software — 0.5%
Okta, Inc.†	2,585	675,848

Internet Content - Entertainment — 4.1%
Facebook, Inc., Class A†	20,852	5,371,892

Internet Infrastructure Software — 1.6%
F5 Networks, Inc.†	10,770	2,046,085

Internet Security — 1.0%
Palo Alto Networks, Inc.†	3,615	1,295,291

Machinery - General Industrial — 0.5%
IDEX Corp.	3,415	666,506

Medical Instruments — 0.8%
Bio - Techne Corp.	2,862	1,035,157

Medical - Biomedical/Gene — 2.4%
Exelixis, Inc.†	35,047	759,118
Vertex Pharmaceuticals, Inc.†	11,269	2,395,226

		3,154,344

Medical - Drugs — 5.6%
Bristol - Myers Squibb Co.	15,447	947,364
Eli Lilly & Co.	11,821	2,422,005
Horizon Therapeutics PLC†	19,271	1,751,927
Jazz Pharmaceuticals PLC†	5,638	947,409
Merck & Co., Inc.	17,510	1,271,576

		7,340,281

Medical - Hospitals — 0.5%
Acadia Healthcare Co., Inc.†	12,546	693,041

Office Automation & Equipment — 1.1%
Zebra Technologies Corp., Class A†	3,024	1,510,276

Real Estate Investment Trusts — 0.8%
Lamar Advertising Co., Class A	12,852	1,112,855

Retail - Building Products — 1.7%
Lowe’s Cos., Inc.	13,774	2,200,396

7

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Discount — 2.2%
Target Corp.	9,581	$1,757,539
Walmart, Inc.	9,055	1,176,425

		2,933,964

Telecom Equipment - Fiber Optics — 0.5%
Ciena Corp.†	12,387	646,230

Therapeutics — 0.7%
Neurocrine Biosciences, Inc.†	9,052	991,284

Web Portals/ISP — 5.9%
Alphabet, Inc., Class A†	866	1,750,974
Alphabet, Inc., Class C†	2,978	6,065,769

		7,816,743

Security Description	Shares	Value (Note 2)

Wireless Equipment — 1.2%
Motorola Solutions, Inc.	8,776	$1,540,012

TOTAL INVESTMENTS
(cost $84,057,914)(1)	98.6%	129,761,463
Other assets less liabilities	1.4	1,806,877

NET ASSETS	100.0%	$131,568,340

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$129,761,463	$—	$—	$129,761,463

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

8

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO PROFILE — February 28, 2021 (unaudited)

Industry Allocation*

Domestic Fixed Income Investment Companies	51.3%
Domestic Equity Investment Companies	28.1
International Equity Investment Companies	13.0
International Fixed Income Investment Companies	4.6
Real Estate Investment Companies	2.4
Domestic Money Market Investment Companies	0.6

100.0%

*	Calculated as a percentage of net assets

9

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 28.1%
VALIC Co. I Dividend Value Fund	1,425,203	$17,401,730
VALIC Co. I Large Cap Core Fund	236,049	3,552,539
VALIC Co. I Large Capital Growth Fund	104,680	2,223,408
VALIC Co. I Mid Cap Index Fund	195,935	5,805,556
VALIC Co. I Mid Cap Strategic Growth Fund	122,263	2,882,967
VALIC Co. I Nasdaq-100® Index Fund	85,901	2,125,192
VALIC Co. I Science & Technology Fund	139,107	6,122,114
VALIC Co. I Small Cap Index Fund	101,379	2,428,017
VALIC Co. I Small Cap Special Values Fund	317,558	4,213,997
VALIC Co. I Stock Index Fund	179,179	9,123,782
VALIC Co. I Value Fund	202,307	3,896,432
VALIC Co. II Capital Appreciation Fund	374,493	7,609,705
VALIC Co. II Large Cap Value Fund	486,580	11,288,648
VALIC Co. II Mid Cap Growth Fund	263,945	3,679,389
VALIC Co. II Mid Cap Value Fund	646,190	12,936,717
VALIC Co. II Small Cap Growth Fund	89,592	2,436,898
VALIC Co. II Small Cap Value Fund	222,620	3,130,037

Total Domestic Equity Investment Companies
(cost $81,601,977)		100,857,128

Domestic Fixed Income Investment Companies — 51.3%
VALIC Co. I Capital Conservation Fund	1,610,458	17,022,538
VALIC Co. I Government Securities Fund	724,977	8,003,751
VALIC Co. I Inflation Protected Fund	1,944,248	23,175,436
VALIC Co. II Core Bond Fund	5,260,339	62,861,052
VALIC Co. II High Yield Bond Fund	3,206,686	25,268,689
VALIC Co. II Strategic Bond Fund	4,097,080	48,140,696

Total Domestic Fixed Income Investment Companies
(cost $174,965,518)		184,472,162

Domestic Money Market Investment Companies — 0.6%
VALIC Co. I Government Money Market I Fund(2)
(cost $2,131,989)…………………….	2,131,989	2,131,989

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 13.0%
VALIC Co. I Emerging Economies Fund	1,003,495	$10,687,226
VALIC Co. I International Equities Index Fund	1,915,746	14,981,137
VALIC Co. I International Growth Fund	122,826	2,172,788
VALIC Co. I International Value Fund	569,081	5,963,968
VALIC Co. II International Opportunities Fund	563,192	13,049,151

Total International Equity Investment Companies
(cost $39,973,257)		46,854,270

International Fixed Income Investment Companies — 4.6%
VALIC Co. I International Government Bond Fund
(cost $15,085,782)	1,287,658	16,559,277

Real Estate Investment Companies — 2.4%
VALIC Co. I Global Real Estate Fund
(cost $8,430,579)	1,097,019	8,699,363

TOTAL INVESTMENTS
(cost $322,189,102)(3)	100.0%	359,574,189
Liabilities in excess of other assets	(0.00)	(80,436)

NET ASSETS	100.0%	$359,493,753

#

The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional Information on the underlying funds including such funds’ prospectuses and shareholder reports is available at our website, www.valic.com.

(1)	See Note 3.
(2)	The 7-day yield as of February 28, 2021 is 0.01%.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$359,574,189	$—	$—	$359,574,189

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

10

VALIC Company II Core Bond Fund

PORTFOLIO PROFILE — February 28, 2021 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	20.0%
Registered Investment Companies	13.6
Federal Home Loan Mtg. Corp.	8.4
Government National Mtg. Assoc.	5.6
Uniform Mtg. Backed Securities	5.4
Diversified Banking Institutions	5.1
Sovereign	3.6
United States Treasury Bonds	3.6
Diversified Financial Services	3.5
Banks — Commercial	2.8
Electric — Integrated	2.3
Pipelines	2.2
United States Treasury Notes	2.1
Real Estate Investment Trusts	1.5
Oil Companies — Exploration & Production	1.3
Telephone — Integrated	1.3
Oil Companies — Integrated	1.2
Insurance — Life/Health	1.0
Cable/Satellite TV	0.8
Auto — Cars/Light Trucks	0.7
SupraNational Banks	0.7
Paper & Related Products	0.6
Finance — Consumer Loans	0.6
Medical — Drugs	0.5
Banks — Super Regional	0.5
Computers	0.5
Cellular Telecom	0.5
Electric — Distribution	0.4
Electric — Generation	0.4
Food — Wholesale/Distribution	0.4
Television	0.4
Computer Services	0.4
Medical — Biomedical/Gene	0.4
Food — Misc./Diversified	0.4
Medical — Hospitals	0.4
Machinery — Farming	0.4
Banks — Special Purpose	0.4
Diversified Minerals	0.3
Federal Home Loan Bank	0.3
Chemicals — Specialty	0.3
Brewery	0.3
Finance — Credit Card	0.3
Oil — Field Services	0.3
Cruise Lines	0.3
Pharmacy Services	0.3
Retail — Restaurants	0.3
Containers — Paper/Plastic	0.3
Hotels/Motels	0.3
Savings & Loans/Thrifts	0.3
Satellite Telecom	0.3
Diversified Manufacturing Operations	0.3
Transport — Services	0.3
Aerospace/Defense	0.3
Airlines	0.2
Steel — Producers	0.2
Enterprise Software/Service	0.2
Independent Power Producers	0.2
Chemicals — Diversified	0.2
Insurance — Mutual	0.2
Transport — Rail	0.2
Transport — Equipment & Leasing	0.2
Machinery — Construction & Mining	0.2
Retail — Regional Department Stores	0.2
Tools — Hand Held	0.2
Telecom Equipment — Fiber Optics	0.2
Medical — Generic Drugs	0.2
Trucking/Leasing	0.2
Casino Hotels	0.2
Beverages — Non-alcoholic	0.2

Broadcast Services/Program	0.2
Oil Refining & Marketing	0.2
Insurance — Property/Casualty	0.2
Metal — Copper	0.2
Finance — Mortgage Loan/Banker	0.2
Energy — Alternate Sources	0.2
Security Services	0.2
Multimedia	0.1
Food — Meat Products	0.1
Auto — Heavy Duty Trucks	0.1
Medical — HMO	0.1
E-Commerce/Services	0.1
Distribution/Wholesale	0.1
Electronic Components — Semiconductors	0.1
Human Resources	0.1
Rental Auto/Equipment	0.1
Investment Management/Advisor Services	0.1
Protection/Safety	0.1
Aerospace/Defense — Equipment	0.1
Cosmetics & Toiletries	0.1
Retail — Auto Parts	0.1
Medical — Wholesale Drug Distribution	0.1
Building Products — Air & Heating	0.1
Retail — Petroleum Products	0.1
Resorts/Theme Parks	0.1
Semiconductor Components — Integrated Circuits	0.1
Telecom Services	0.1
Agricultural Chemicals	0.1
Retail — Apparel/Shoe	0.1
Investment Companies	0.1
Banks — Money Center	0.1
Real Estate Management/Services	0.1
Building & Construction Products — Misc.	0.1
Metal — Aluminum	0.1
Vitamins & Nutrition Products	0.1
Food — Retail	0.1
Shipbuilding	0.1
Electric Products — Misc.	0.1
Gold Mining	0.1
Casino Services	0.1
Advertising Agencies	0.1
Motion Pictures & Services	0.1
Coal	0.1
Insurance — Multi-line	0.1
Poultry	0.1
Computers — Integrated Systems	0.1
Transport — Air Freight	0.1
Non — Hazardous Waste Disposal	0.1
Transport — Marine	0.1
Non — Profit Charity	0.1
Instruments — Controls	0.1
Metal — Iron	0.1
Building Products — Wood	0.1
Commercial Services — Finance	0.1
Dialysis Centers	0.1
Petrochemicals	0.1
E-Commerce/Products	0.1
Finance — Auto Loans	0.1
Retail — Convenience Store	0.1
Research & Development	0.1
Electronic Parts Distribution	0.1
Auction Houses/Art Dealers	0.1
Commercial Services	0.1
Theaters	0.1

109.0%

11

VALIC Company II Core Bond Fund

PORTFOLIO PROFILE — February 28, 2021 (unaudited) — (continued)

Credit Quality†#

Aaa	49.6%
Aa	2.3
A	10.1
Baa	19.9
Ba	6.2
B	5.7
Caa	1.1
Not Rated@	5.1

100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as percentage of total debt issues, excluding short-term securities.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.

12

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 3.1%
Diversified Financial Services — 3.1%
American Express Credit Account Master Trust Series 2019-2, Class A 2.67% due 11/15/2024	$2,000,000	$2,055,862
AmeriCredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	731,285	739,841
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	900,000	920,181
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	1,337,000	1,341,464
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	2,377,000	2,543,741
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	1,233,000	1,280,849
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	2,985,000	3,381,113
BMW Vehicle Lease Trust Series 2019-1, Class A4 2.92% due 08/22/2022	1,050,000	1,058,080
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 1.11% (1 ML+1.00%) due 04/15/2034*(1)	2,500,000	2,496,877
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class A 1.18% (1 ML+1.07%) due 12/15/2037*(1)	750,000	751,623
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	600,000	609,299
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	1,030,000	1,051,839
CarMax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	1,125,000	1,147,506
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	743,119	757,312
Chase Mtg. Finance Corp. VRS Series 2016-SH2, Class M2 3.75% due 12/25/2045*(2)(3)	840,141	872,086
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7 3.96% due 10/13/2030	250,000	294,767
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.83% due 02/10/2036*(1)(3)	1,254,000	1,363,624
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	1,770,000	1,801,762
CSAIL Commercial Mtg. Trust Series 2019-C17, Class A2 3.00% due 09/15/2052(1)	225,000	237,245
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% due 07/15/2024	400,000	409,812

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	$1,000,000	$1,006,040
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	1,053,065	1,067,935
Honda Auto Receivables Owner Trust Series 2020-3, Class A4 0.46% due 04/19/2027	1,000,000	998,334
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	562,768	571,325
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(2)(3)	229,271	229,749
JP Morgan Mtg. Trust VRS Series 2018-1, Class A5 3.50% due 06/25/2048*(2)(3)	261,066	261,559
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	2,397,000	2,399,380
MSDB Trust VRS Series 2017-712F, Class A 3.32% due 07/11/2039*(1)(3)	4,520,000	4,804,491
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 1.01% (1 ML+0.90%) due 12/15/2033*(1)	2,950,000	2,952,900
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)	3,720,000	3,830,167
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(3)	550,207	560,254
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	900,000	953,901
Toyota Auto Receivables Owner Trust Series 2019-B, Class A3 2.57% due 08/15/2023	3,000,000	3,046,551
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	125,000	129,239
Volkswagen Auto Loan Enhanced Trust Series 2018-2, Class A4 3.33% due 02/20/2025	500,000	518,179

Total Asset Backed Securities
(cost $47,225,369)		48,444,887

U.S. CORPORATE BONDS & NOTES — 31.4%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 3.38% due 03/01/2041	1,058,000	1,064,589

Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	2,167,000	2,411,969
Lockheed Martin Corp. Senior Notes 2.80% due 06/15/2050	11,000	10,510

		2,422,479

13

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense-Equipment — 0.1%
Moog, Inc. Company Guar. Notes 4.25% due 12/15/2027*	$919,000	$944,272
Spirit AeroSystems, Inc. Sec. Notes 7.50% due 04/15/2025*	882,000	933,262

		1,877,534

Airlines — 0.2%
American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	1,115,000	1,326,850
Delta Air Lines, Inc. Senior Notes 3.75% due 10/28/2029	167,000	165,734
Delta Air Lines, Inc. Senior Notes 4.38% due 04/19/2028	221,000	228,492
Delta Air Lines, Inc. Senior Sec. Notes 7.00% due 05/01/2025*	660,000	766,586
United Airlines Holdings, Inc. Company Guar. Notes 4.88% due 01/15/2025#	519,000	531,748
United Airlines Holdings, Inc. Company Guar. Notes 5.00% due 02/01/2024#	487,000	499,784
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	358,648	362,991

		3,882,185

Applications Software — 0.0%
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	495,000	524,230

Auction Houses/Art Dealers — 0.1%
Sotheby’s Senior Sec. Notes 7.38% due 10/15/2027*	745,000	804,600

Auto-Cars/Light Trucks — 0.6%
BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*	919,000	921,831
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	288,000	289,583
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	1,561,000	1,578,951
Ford Motor Co. Senior Notes 6.63% due 10/01/2028	1,443,000	1,697,329
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	178,000	230,732
Ford Motor Credit Co. LLC Senior Notes 2.90% due 02/16/2028	606,000	599,940
Ford Motor Credit Co. LLC Senior Notes 4.00% due 11/13/2030	2,200,000	2,249,500

Security Description	Principal Amount	Value (Note 2)

Auto-Cars/Light Trucks (continued)
General Motors Financial Co., Inc. Senior Notes 2.75% due 06/20/2025	$1,200,000	$1,260,668
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*	1,045,000	1,121,328

		9,949,862

Auto-Heavy Duty Trucks — 0.1%
Allison Transmission, Inc. Company Guar. Notes 3.75% due 01/30/2031*	865,000	827,156
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	650,000	685,750
PACCAR Financial Corp. Senior Notes 0.80% due 06/08/2023	812,000	819,109

		2,332,015

Auto/Truck Parts & Equipment-Original — 0.0%
Dana, Inc. Senior Notes 5.38% due 11/15/2027	621,000	648,945

Banks-Commercial — 1.3%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	2,519,000	2,859,570
BankUnited, Inc. Sub. Notes 5.13% due 06/11/2030	3,163,000	3,640,083
Citizens Financial Group, Inc. Sub. Notes 2.64% due 09/30/2032*	2,641,000	2,621,156
First Horizon Bank Sub. Notes 5.75% due 05/01/2030	2,205,000	2,693,282
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	1,602,000	2,357,938
Santander Holdings USA, Inc. Senior Notes 3.24% due 10/05/2026	644,000	687,766
Signature Bank Sub. Notes 4.00% due 10/15/2030	2,987,000	3,089,252
SunTrust Bank Senior Notes 3.50% due 08/02/2022	21,000	21,274
Synovus Bank Senior Notes 2.29% due 02/10/2023	1,222,000	1,236,017
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029	1,847,000	1,907,731

		21,114,069

Banks-Super Regional — 0.5%
Bank of America NA Senior Notes 3.34% due 01/25/2023	480,000	493,229
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	1,124,000	1,163,415

14

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	$1,932,000	$1,963,095
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	3,700,000	4,256,960
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	510,000	602,550

		8,479,249

Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc. Company Guar. Notes 4.38% due 03/31/2029*	735,000	733,162

Beverages-Non-alcoholic — 0.1%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.06% due 05/25/2023	28,000	30,123
PepsiCo, Inc. Senior Notes 2.25% due 03/19/2025	1,338,000	1,408,102
PepsiCo, Inc. Senior Notes 2.88% due 10/15/2049	4,000	3,935

		1,442,160

Brewery — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	2,178,000	2,598,330
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	2,077,000	2,386,041

		4,984,371

Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	1,106,000	1,362,550
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	121,000	121,115
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	1,249,000	1,302,083

		2,785,748

Building & Construction Products-Misc. — 0.1%
Owens Corning Senior Notes 4.30% due 07/15/2047	599,000	673,313
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	685,000	655,744

		1,329,057

Building Products-Air & Heating — 0.1%
Carrier Global Corp. Senior Notes 3.38% due 04/05/2040	1,716,000	1,763,328

Building Products-Doors & Windows — 0.0%
Griffon Corp. Company Guar. Notes 5.75% due 03/01/2028	719,000	754,950

Security Description	Principal Amount	Value (Note 2)

Building Products-Wood — 0.1%
Masco Corp. Senior Notes 3.13% due 02/15/2051	$930,000	$907,172

Cable/Satellite TV — 0.8%
Block Communications, Inc. Company Guar. Notes 4.88% due 03/01/2028*	589,000	602,252
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	361,000	378,147
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	295,000	317,927
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 06/01/2041	445,000	427,853
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.85% due 04/01/2061	2,040,000	1,861,467
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	1,088,000	1,185,258
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	137,000	162,770
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	526,000	693,485
Comcast Corp. Company Guar. Notes 2.45% due 08/15/2052	1,044,000	899,907
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	1,238,000	1,366,537
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	556,000	621,960
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	350,000	401,129
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	918,000	1,133,681
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	440,000	473,550
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	600,000	630,750
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	1,414,000	1,909,477

		13,066,150

Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027	542,000	551,295
Boyd Gaming Corp. Company Guar. Notes 8.63% due 06/01/2025*	155,000	170,500

15

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels (continued)
Genting New York LLC/GENNY Capital, Inc. Senior Notes 3.30% due 02/15/2026*	$617,000	$619,209

		1,341,004

Casino Services — 0.1%
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	1,025,000	1,085,214

Cellular Telecom — 0.2%
T-Mobile USA, Inc. Senior Sec. Notes 3.00% due 02/15/2041*	2,129,000	1,986,847
T-Mobile USA, Inc. Senior Sec. Notes 3.60% due 11/15/2060*	807,000	751,543

		2,738,390

Chemicals-Diversified — 0.0%
LYB International Finance III LLC Company Guar. Notes 3.80% due 10/01/2060	740,000	735,975

Chemicals-Specialty — 0.2%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	1,105,000	1,135,357
Huntsman International LLC Senior Notes 4.50% due 05/01/2029	965,000	1,087,218
Minerals Technologies, Inc. Company Guar. Notes 5.00% due 07/01/2028*	503,000	524,453
Tronox, Inc. Company Guar. Notes 6.50% due 04/15/2026*	835,000	862,246

		3,609,274

Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 4.00% due 03/01/2029*	271,000	273,791

Coal — 0.1%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	992,000	1,029,498

Commercial Services — 0.1%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.88% due 10/01/2030*	728,000	787,150

Commercial Services-Finance — 0.1%
MPH Acquisition Holdings LLC Company Guar. Notes 5.75% due 11/01/2028*#	905,000	898,212

Computer Services — 0.4%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	575,000	612,732
IBM Credit LLC Senior Notes 3.00% due 02/06/2023	4,026,000	4,237,687

Security Description	Principal Amount	Value (Note 2)

Computer Services (continued)
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*	$752,000	$831,704
Leidos, Inc. Company Guar. Notes 4.38% due 05/15/2030*	377,000	428,110

		6,110,233

Computer Software — 0.0%
Rackspace Technology Global, Inc. Senior Sec. Notes 3.50% due 02/15/2028*	550,000	539,225

Computers — 0.5%
Apple, Inc. Senior Notes 2.05% due 09/11/2026	977,000	1,019,010
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	1,417,000	2,088,567
Hewlett Packard Enterprise Co. Senior Notes 1.75% due 04/01/2026	2,743,000	2,783,445
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	1,130,000	1,464,206

		7,355,228

Computers-Integrated Systems — 0.1%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024#	640,000	652,800
Diebold Nixdorf, Inc. Senior Sec. Notes 9.38% due 07/15/2025*	299,000	334,132

		986,932

Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 3.10% due 03/26/2030	18,000	19,725

Containers-Paper/Plastic — 0.1%
Sonoco Products Co Senior Notes 3.13% due 05/01/2030	1,152,000	1,221,697

Cosmetics & Toiletries — 0.1%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*	1,195,000	1,178,389
Edgewell Personal Care Co. Senior Notes 4.13% due 04/01/2029*	700,000	696,500

		1,874,889

Dialysis Centers — 0.1%
DaVita, Inc. Company Guar. Notes 4.63% due 06/01/2030*	869,000	883,121

Direct Marketing — 0.0%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	718,000	768,709

16

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Distribution/Wholesale — 0.1%
H&E Equipment Services, Inc. Company Guar. Notes 3.88% due 12/15/2028*	$810,000	$779,220
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	846,000	858,690
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	528,000	555,086

		2,192,996

Diversified Banking Institutions — 2.7%
Bank of America Corp. Senior Notes 1.49% due 05/19/2024	2,431,000	2,483,900
Bank of America Corp. Senior Notes 1.90% due 07/23/2031	1,145,000	1,104,275
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	2,295,000	2,424,096
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	603,000	673,485
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	319,000	365,027
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	1,557,000	1,758,445
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	1,394,000	1,911,744
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	1,262,000	1,297,248
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	1,030,000	1,142,716
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	1,331,000	1,530,046
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	739,000	906,374
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	885,000	1,151,718
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	1,411,000	1,880,619
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	2,091,000	2,293,709
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030	1,200,000	1,357,398
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,809,000	2,619,319
JPMorgan Chase & Co. Senior Notes 0.65% due 09/16/2024	1,663,000	1,672,463
JPMorgan Chase & Co. Senior Notes 2.01% due 03/13/2026	3,932,000	4,066,659

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 2.53% due 11/19/2041	$5,200,000	$4,923,907
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	459,000	476,997
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	1,114,000	1,225,875
Morgan Stanley Senior Notes 3.62% due 04/01/2031	629,000	697,061
Morgan Stanley Senior Notes 3.63% due 01/20/2027	3,163,000	3,537,351
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	274,000	319,190

		41,819,622

Diversified Manufacturing Operations — 0.2%
General Electric Co. Senior Notes 4.25% due 05/01/2040	108,000	118,840
General Electric Co. Senior Notes 4.35% due 05/01/2050	1,110,000	1,220,023
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	1,070,000	1,158,339

		2,497,202

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	675,000	869,019

E-Commerce/Services — 0.1%
Expedia Group, Inc. Company Guar. Notes 2.95% due 03/15/2031*	1,480,000	1,455,173
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	730,000	760,368

		2,215,541

Electric Products-Misc. — 0.1%
Emerson Electric Co. Senior Notes 0.88% due 10/15/2026	1,155,000	1,136,056

Electric-Distribution — 0.4%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	3,743,000	3,995,114
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*	875,000	925,312
NSTAR Electric Co. Senior Notes 3.95% due 04/01/2030	1,148,000	1,336,643

		6,257,069

Electric-Generation — 0.2%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	1,138,000	1,316,590

17

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric-Generation (continued)
Liberty Utilities Finance GP Company Guar. Notes 2.05% due 09/15/2030*	$750,000	$729,033
Pattern Energy Operations LP/Pattern Energy Operations, Inc. Company Guar. Notes 4.50% due 08/15/2028*	800,000	832,410
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	880,000	920,920

		3,798,953

Electric-Integrated — 2.0%
AES Corp. Senior Notes 2.45% due 01/15/2031*	2,228,000	2,175,534
Appalachian Power Co. Senior Notes 3.70% due 05/01/2050	1,186,000	1,260,321
Avangrid, Inc. Senior Notes 3.20% due 04/15/2025	2,962,000	3,193,339
Consolidated Edison Co. of New York, Inc. Senior Notes 3.95% due 04/01/2050	286,000	320,246
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	1,209,000	1,528,961
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	2,142,000	2,522,593
Entergy Texas, Inc. 1st Mtg. Bonds 4.50% due 03/30/2039	2,283,000	2,674,707
Exelon Corp. Senior Notes 4.70% due 04/15/2050	870,000	1,066,834
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	1,932,000	2,666,160
Georgia Power Co. Senior Notes 3.25% due 03/15/2051	2,205,000	2,210,727
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	809,000	846,343
Kentucky Utilities Co. 1st Mtg. Bonds 3.30% due 06/01/2050	501,000	503,940
Pacific Gas & Electric Co. 1st Mtg. Notes 3.95% due 12/01/2047	1,115,000	1,070,682
Pacific Gas & Electric Co. 1st Mtg. Notes 4.30% due 03/15/2045	1,123,000	1,133,308
Public Service Co. of Colorado 1st Mtg. Bonds 2.70% due 01/15/2051	1,928,000	1,851,348
Public Service Co. of Colorado 1st Mtg. Notes 3.70% due 06/15/2028	1,117,000	1,256,605
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	828,000	979,768

Security Description	Principal Amount	Value (Note 2)

Electric-Integrated (continued)
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	$1,240,000	$1,732,534
Southern California Edison Co. 1st Mtg. Notes 2.95% due 02/01/2051	809,000	731,806
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	126,000	127,961
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	460,000	474,950
Union Electric Co Senior Sec. Notes 2.95% due 06/15/2027	1,202,000	1,302,257

		31,630,924

Electronic Components-Semiconductors — 0.1%
Broadcom, Inc. Company Guar. Notes 3.50% due 02/15/2041*	2,107,000	2,067,512

Electronic Measurement Instruments — 0.0%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	117,000	132,145

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	720,000	781,195
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	48,000	55,040

		836,235

Energy-Alternate Sources — 0.1%
Hanwha Energy USA Holdings Corp. Company Guar. Notes 2.38% due 07/30/2022*	1,492,000	1,529,053

Enterprise Software/Service — 0.2%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	747,000	778,747
Oracle Corp. Senior Notes 2.50% due 04/01/2025	2,732,000	2,887,200

		3,665,947

Finance-Auto Loans — 0.1%
Credit Acceptance Corp. Company Guar. Notes 5.13% due 12/31/2024*	134,000	136,037
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	696,000	727,320

		863,357

Finance-Consumer Loans — 0.5%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	1,459,000	1,484,533
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	438,000	462,090

18

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance-Consumer Loans (continued)
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	$217,000	$244,750
Synchrony Financial Senior Notes 4.50% due 07/23/2025	4,729,000	5,269,161

		7,460,534

Finance-Credit Card — 0.3%
Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	905,000	923,100
American Express Co. Senior Notes 3.40% due 02/22/2024	1,049,000	1,134,437
American Express Co. Senior Notes 4.20% due 11/06/2025	712,000	812,314
Mastercard, Inc. Senior Notes 2.00% due 03/03/2025	1,516,000	1,586,180
Visa, Inc. Senior Notes 0.75% due 08/15/2027	483,000	467,663

		4,923,694

Finance-Investment Banker/Broker — 0.0%
LPL Holdings, Inc. Company Guar. Notes 4.63% due 11/15/2027*	195,000	199,446
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	426,000	438,865

		638,311

Finance-Mortgage Loan/Banker — 0.2%
Genworth Mtg. Holdings, Inc. Senior Notes 6.50% due 08/15/2025*	914,000	987,696
LD Holdings Group LLC Company Guar. Notes 6.50% due 11/01/2025*	855,000	906,300
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	344,000	340,560
Quicken Loans, Inc. Company Guar. Notes 5.25% due 01/15/2028*	219,000	231,056

		2,465,612

Financial Guarantee Insurance — 0.0%
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	460,000	519,800

Food-Dairy Products — 0.0%
Land O’ Lakes, Inc. Junior Sub. Notes 7.00% due 09/18/2028*(6)	250,000	250,625

Food-Meat Products — 0.1%
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	977,000	1,076,592
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	973,000	1,126,686

		2,203,278

Security Description	Principal Amount	Value (Note 2)

Food-Misc./Diversified — 0.4%
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	$1,017,000	$1,328,659
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	825,000	843,562
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049	346,000	403,787
Mars, Inc. Senior Notes 2.38% due 07/16/2040*	737,000	694,601
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	1,557,000	1,718,747
Post Holdings, Inc. Senior Notes 4.50% due 09/15/2031*	805,000	804,042

		5,793,398

Food-Retail — 0.1%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	520,000	538,541
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.75% due 03/15/2025	128,000	132,000
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.88% due 02/15/2028*	522,000	555,930

		1,226,471

Food-Wholesale/Distribution — 0.4%
C&S Group Enterprises LLC Company Guar. Notes 5.00% due 12/15/2028*	810,000	795,825
Sysco Corp. Company Guar. Notes 4.45% due 03/15/2048	1,063,000	1,207,396
Sysco Corp. Company Guar. Notes 4.50% due 04/01/2046	1,173,000	1,331,952
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	435,000	555,749
Sysco Corp. Company Guar. Bonds 6.60% due 04/01/2040	1,134,000	1,602,740
Sysco Corp. Company Guar. Notes 6.60% due 04/01/2050	505,000	739,621
US Foods, Inc. Senior Sec. Notes 6.25% due 04/15/2025*	496,000	528,860

		6,762,143

Gas-Distribution — 0.0%
National Fuel Gas Co. Senior Notes 2.95% due 03/01/2031	755,000	743,788

19

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Hotels/Motels — 0.3%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	$805,000	$839,213
Marriott International, Inc. Senior Notes 4.63% due 06/15/2030	2,036,000	2,306,879
Wyndham Worldwide Corp. Senior Sec. Notes 6.00% due 04/01/2027	1,039,000	1,155,887

		4,301,979

Human Resources — 0.1%
Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*	598,000	622,638
Team Health Holdings, Inc. Company Guar. Notes 6.38% due 02/01/2025*	700,000	630,437
TriNet Group, Inc. Company Guar. Notes 3.50% due 03/01/2029*	805,000	798,713

		2,051,788

Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*	970,000	936,050
Clearway Energy Operating LLC Company Guar. Notes 4.75% due 03/15/2028*	170,000	181,688
Clearway Energy Operating LLC Company Guar. Notes 5.75% due 10/15/2025	257,000	268,706
NRG Energy, Inc. Company Guar. Notes 3.38% due 02/15/2029*	303,000	298,076
NRG Energy, Inc. Company Guar. Notes 3.63% due 02/15/2031*	870,000	849,251
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026	748,000	770,440

		3,304,211

Instruments-Controls — 0.1%
Honeywell International, Inc. Senior Notes 0.48% due 08/19/2022	911,000	912,046

Insurance Brokers — 0.0%
Willis North America, Inc. Company Guar. Notes 3.88% due 09/15/2049	300,000	332,824

Insurance-Life/Health — 0.6%
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	456,000	476,790
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	1,513,000	1,828,296
Ohio National Financial Services, Inc. Senior Notes 5.55% due 01/24/2030*	2,048,000	2,184,868

Security Description	Principal Amount	Value (Note 2)

Insurance-Life/Health (continued)
Principal Life Global Funding II Sec. Notes 0.50% due 01/08/2024*	$1,238,000	$1,237,355
Prudential Financial, Inc. Senior Notes 1.50% due 03/10/2026	2,814,000	2,871,034
Prudential Financial, Inc. Senior Notes 3.91% due 12/07/2047	242,000	272,607
Unum Group Senior Notes 4.50% due 03/15/2025	484,000	541,318

		9,412,268

Insurance-Mutual — 0.0%
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	708,000	755,720

Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 4.88% due 06/15/2030*	645,000	741,750

Internet Telephone — 0.0%
Cablevision Lightpath LLC Senior Sec. Notes 3.88% due 09/15/2027*	430,000	426,775
Cablevision Lightpath LLC Senior Notes 5.63% due 09/15/2028*	211,000	214,429

		641,204

Investment Management/Advisor Services — 0.1%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*	755,000	792,750
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022	1,193,000	1,226,831

		2,019,581

Machine Tools & Related Products — 0.0%
Kennametal, Inc. Senior Notes 2.80% due 03/01/2031	288,000	287,452

Machinery-Construction & Mining — 0.2%
Caterpillar Financial Services Corp. Senior Notes 0.65% due 07/07/2023	1,820,000	1,832,544
Caterpillar Financial Services Corp. Senior Notes 1.10% due 09/14/2027	1,363,000	1,334,702

		3,167,246

Machinery-Farming — 0.4%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	1,404,000	1,537,139
John Deere Capital Corp. Senior Notes 0.70% due 01/15/2026	2,294,000	2,253,062
John Deere Capital Corp. Senior Notes 2.65% due 06/10/2026	954,000	1,026,625

20

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Machinery-Farming (continued)
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023	$642,000	$698,004

		5,514,830

Medical Labs & Testing Services — 0.0%
Catalent Pharma Solutions, Inc. Company Guar. Notes 3.13% due 02/15/2029*	106,000	104,726
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	446,000	466,627

		571,353

Medical-Biomedical/Gene — 0.4%
Amgen, Inc. Senior Notes 3.15% due 02/21/2040	3,811,000	3,897,226
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030	1,357,000	1,279,176
Regeneron Pharmaceuticals, Inc. Senior Bonds 2.80% due 09/15/2050	760,000	670,906

		5,847,308

Medical-Drugs — 0.3%
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039	1,081,000	1,227,184
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	1,306,000	1,493,427
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	1,611,000	1,599,908
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	980,000	1,044,613

		5,365,132

Medical-Generic Drugs — 0.2%
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	428,000	460,100
Viatris, Inc. Company Guar. Notes 4.00% due 06/22/2050*	2,434,000	2,502,118

		2,962,218

Medical-HMO — 0.1%
UnitedHealth Group, Inc. Senior Notes 1.25% due 01/15/2026	1,491,000	1,502,297
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	706,000	786,519

		2,288,816

Medical-Hospitals — 0.4%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.00% due 04/15/2029*	174,000	180,960
Acadia Healthcare Co., Inc. Company Guar. Notes 5.50% due 07/01/2028*	492,000	519,060

Security Description	Principal Amount	Value (Note 2)

Medical-Hospitals (continued)
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*	$750,000	$789,889
CHS/Community Health Systems, Inc. Sec. Notes 6.88% due 04/15/2029*	384,000	394,560
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	1,490,000	1,540,319
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	545,000	541,773
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	475,000	482,125
Tenet Healthcare Corp. Company Guar. Notes 6.13% due 10/01/2028*	1,109,000	1,165,792

		5,614,478

Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	1,590,000	1,775,152

Metal-Copper — 0.1%
Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028	367,000	385,350
Freeport-McMoRan, Inc. Company Guar. Notes 4.25% due 03/01/2030	573,000	622,060
Freeport-McMoRan, Inc. Company Guar. Notes 5.25% due 09/01/2029	527,000	585,603

		1,593,013

Multimedia — 0.1%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	700,000	710,500
Walt Disney Co. Company Guar. Bonds 2.75% due 09/01/2049	1,627,000	1,514,578

		2,225,078

Non-Hazardous Waste Disposal — 0.1%
Covanta Holding Corp. Company Guar. Notes 5.00% due 09/01/2030	903,000	936,862

Non-Profit Charity — 0.1%
Ford Foundation Notes 2.82% due 06/01/2070	988,000	913,507

Oil Companies-Exploration & Production — 1.1%
Antero Resources Corp. Company Guar. Notes 7.63% due 02/01/2029*	493,000	525,661
Apache Corp. Senior Notes 4.38% due 10/15/2028	722,000	731,025
Apache Corp. Senior Notes 4.75% due 04/15/2043	483,000	472,137

21

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Apache Corp. Senior Notes 4.88% due 11/15/2027	$533,000	$559,650
California Resources Corp. Company Guar. Notes 7.13% due 02/01/2026*	800,000	800,500
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	1,058,000	834,074
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	200,000	210,444
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	457,000	516,410
Diamondback Energy, Inc. Company Guar. Notes 3.50% due 12/01/2029	1,443,000	1,512,232
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	481,000	508,417
EOG Resources, Inc. Senior Bonds 4.95% due 04/15/2050	669,000	836,600
Hess Corp. Senior Notes 6.00% due 01/15/2040	1,889,000	2,305,652
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.75% due 02/01/2029*	345,000	351,900
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 6.00% due 02/01/2031*	706,000	717,494
Indigo Natural Resources LLC Senior Notes 5.38% due 02/01/2029*	713,000	709,435
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	1,677,000	2,161,980
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	772,000	984,601
Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025	160,000	173,600
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031#	390,000	432,413
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028	902,000	1,001,220
Occidental Petroleum Corp. Senior Notes 7.50% due 05/01/2031	494,000	580,450
Pioneer Natural Resources Co. Senior Notes 1.90% due 08/15/2030	597,000	569,947
Range Resources Corp. Company Guar. Notes 8.25% due 01/15/2029*	443,000	476,092

		17,971,934

Security Description	Principal Amount	Value (Note 2)

Oil Companies-Integrated — 0.8%
BP Capital Markets America, Inc. Company Guar. Notes 2.77% due 11/10/2050	$1,844,000	$1,607,011
BP Capital Markets America, Inc. Company Guar. Notes 3.38% due 02/08/2061	1,304,000	1,225,564
BP Capital Markets America, Inc. Company Guar. Notes 3.54% due 04/06/2027	3,287,000	3,645,956
Chevron Corp. Senior Notes 1.55% due 05/11/2025	2,277,000	2,328,492
Chevron Corp. Senior Notes 2.36% due 12/05/2022	876,000	903,091
Chevron USA, Inc. Company Guar. Notes 1.02% due 08/12/2027	805,000	782,764
Chevron USA, Inc. Company Guar. Notes 4.20% due 10/15/2049	676,000	788,421
Chevron USA, Inc. Company Guar. Notes 5.25% due 11/15/2043	1,100,000	1,469,780

		12,751,079

Oil Refining & Marketing — 0.2%
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028	1,133,000	719,455
Phillips 66 Company Guar. Notes 2.15% due 12/15/2030	1,142,000	1,105,694
Valero Energy Corp. Senior Notes 2.15% due 09/15/2027	839,000	835,781

		2,660,930

Oil-Field Services — 0.3%
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	769,000	811,464
ChampionX Corp Company Guar. Notes 6.38% due 05/01/2026	722,000	758,100
Halliburton Co. Senior Notes 2.92% due 03/01/2030#	453,000	462,457
Halliburton Co. Senior Notes 4.75% due 08/01/2043	677,000	748,470
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	1,100,000	1,228,371
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	625,000	645,312

		4,654,174

Paper & Related Products — 0.5%
Clearwater Paper Corp. Company Guar. Notes 4.75% due 08/15/2028*	660,000	675,893

22

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Paper & Related Products (continued)
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	$1,965,000	$2,569,193
Georgia-Pacific LLC Senior Notes 0.95% due 05/15/2026*	4,543,000	4,456,701

		7,701,787

Petrochemicals — 0.1%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	825,000	872,548

Pharmacy Services — 0.3%
CVS Health Corp. Senior Notes 2.70% due 08/21/2040	517,000	485,810
CVS Health Corp. Senior Notes 4.25% due 04/01/2050	616,000	706,377
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	2,003,000	2,421,128
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	648,000	811,126

		4,424,441

Pipelines — 2.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	800,000	806,500
Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*	445,000	455,012
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	607,000	614,587
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029	1,328,000	1,429,756
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	361,000	378,599
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	262,000	269,284
Cheniere Energy, Inc. Senior Sec. Notes 4.63% due 10/15/2028*	644,000	671,370
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp. Company Guar. Notes 4.15% due 08/15/2026*	693,000	775,821
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	482,000	521,635
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	218,000	245,250
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	810,000	910,167

Security Description	Principal Amount	Value (Note 2)

Pipelines (continued)
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035	$1,206,000	$1,300,733
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045	1,453,000	1,669,855
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	152,000	120,840
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 01/31/2051	1,231,000	1,219,098
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	924,000	995,730
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	812,000	795,760
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025	475,000	460,892
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 8.00% due 01/15/2027	468,000	473,071
Gray Oak Pipeline LLC Senior Notes 2.00% due 09/15/2023*	1,841,000	1,868,355
Gray Oak Pipeline LLC Senior Notes 3.45% due 10/15/2027*	1,023,000	1,051,902
Harvest Midstream I LP Senior Notes 7.50% due 09/01/2028*	1,159,000	1,230,713
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	1,052,000	1,059,848
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	1,158,000	1,331,743
MPLX LP Senior Notes 2.65% due 08/15/2030	921,000	911,228
NGL Energy Operating LLC/NGL Energy Finance Corp. Senior Sec. Notes 7.50% due 02/01/2026*	925,000	953,952
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	897,000	933,700
NuStar Logistics LP Company Guar. Notes 5.75% due 10/01/2025	379,000	403,635
NuStar Logistics LP Company Guar. Notes 6.38% due 10/01/2030	569,000	628,864
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	671,000	854,780
ONEOK, Inc. Company Guar. Notes 6.35% due 01/15/2031	519,000	652,330
ONEOK, Inc. Company Guar. Notes 7.15% due 01/15/2051	477,000	638,960
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.30% due 01/31/2043	529,000	495,467

23

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	$761,000	$812,025
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031*	762,000	781,431
Valero Energy Partners LP Company Guar. Notes 4.38% due 12/15/2026	1,611,000	1,824,487
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	1,550,000	1,922,788

		32,470,168

Poultry — 0.1%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	420,000	450,597
Simmons Foods, Inc. Sec. Notes 4.63% due 03/01/2029*	530,000	536,837

		987,434

Protection/Safety — 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*	277,000	295,351
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	1,353,000	1,457,858
Prime Security Services Borrower LLC/Prime Finance, Inc. Sec. Notes 6.25% due 01/15/2028*	245,000	253,803

		2,007,012

Real Estate Investment Trusts — 1.3%
American Tower Corp. Senior Notes 3.10% due 06/15/2050	1,080,000	1,008,791
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	1,579,000	1,674,010
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	900,000	927,918
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*	710,000	721,090
Federal Realty Investment Trust Senior Notes 1.25% due 02/15/2026	1,579,000	1,575,932
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 5.25% due 07/15/2024*	376,000	388,607
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 6.00% due 04/15/2025*	328,000	344,400
Hospitality Properties Trust Senior Notes 4.38% due 02/15/2030	583,000	542,190
Host Hotels & Resorts LP Senior Notes 3.50% due 09/15/2030	2,462,000	2,487,978

Security Description	Principal Amount	Value (Note 2)

Real Estate Investment Trusts (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	$1,115,000	$1,075,975
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027	764,000	863,320
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 3.50% due 03/15/2031	381,000	387,706
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	137,000	145,932
National Health Investors, Inc. Company Guar. Notes 3.00% due 02/01/2031	748,000	721,998
Omega Healthcare Investors, Inc. Company Guar. Notes 3.38% due 02/01/2031	1,012,000	1,031,291
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer Senior Sec. Notes 5.88% due 10/01/2028*	625,000	654,688
Piedmont Operating Partnership LP Company Guar. Notes 3.15% due 08/15/2030	1,329,000	1,323,028
Service Properties Trust Senior Notes 4.75% due 10/01/2026	148,000	145,780
Service Properties Trust Senior Notes 4.95% due 10/01/2029	90,000	86,850
Service Properties Trust Senior Notes 5.25% due 02/15/2026	135,000	136,688
Service Properties Trust Company Guar. Notes 5.50% due 12/15/2027	78,000	83,775
Simon Property Group LP Senior Notes 3.25% due 09/13/2049	976,000	925,217
Spirit Realty LP Company Guar. Notes 2.70% due 02/15/2032	762,000	751,074
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	945,000	965,955
VEREIT Operating Partnership LP Company Guar. Notes 2.85% due 12/15/2032	640,000	634,177

		19,604,370

Real Estate Management/Services — 0.1%
Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	492,000	531,877
Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023	739,000	800,616

		1,332,493

Real Estate Operations & Development — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 4.75% due 03/01/2029	624,000	643,157

24

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Recycling — 0.0%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	$693,000	$722,452

Rental Auto/Equipment — 0.1%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	1,321,000	1,109,640
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.38% due 03/01/2029*	133,000	136,006
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.75% due 07/15/2027*	778,000	803,285

		2,048,931

Research & Development — 0.1%
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 4.63% due 06/15/2025*	170,000	177,225
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	627,000	661,485

		838,710

Resorts/Theme Parks — 0.1%
SeaWorld Parks & Entertainment, Inc. Senior Sec. Notes 8.75% due 05/01/2025*	735,000	793,800
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*#	825,000	842,439
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	81,000	87,320

		1,723,559

Retail-Apparel/Shoe — 0.1%
Ross Stores, Inc. Senior Notes 1.88% due 04/15/2031	1,551,000	1,486,764

Retail-Appliances — 0.0%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	724,000	724,000

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 1.75% due 10/01/2027	844,000	843,972
Genuine Parts Co. Senior Notes 1.88% due 11/01/2030	1,022,000	964,860

		1,808,832

Retail-Convenience Store — 0.1%
7-Eleven, Inc. Senior Notes 1.80% due 02/10/2031*	897,000	857,499

Retail-Pawn Shops — 0.0%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	740,000	768,801

Security Description	Principal Amount	Value (Note 2)

Retail-Petroleum Products — 0.0%
Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	$675,000	$723,937

Retail-Regional Department Stores — 0.2%
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	2,087,000	2,378,382
Kohl’s Corp. Senior Notes 9.50% due 05/15/2025	559,000	720,429

		3,098,811

Retail-Restaurants — 0.3%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	521,000	541,840
Dave & Buster’s, Inc. Senior Sec. Notes 7.63% due 11/01/2025*	855,000	906,300
McDonald’s Corp. Senior Notes 3.63% due 09/01/2049	681,000	725,118
McDonald’s Corp. Senior Notes 4.20% due 04/01/2050	719,000	834,125
McDonald’s Corp. Senior Notes 4.45% due 03/01/2047	1,134,000	1,349,491

		4,356,874

Satellite Telecom — 0.1%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026#	1,130,000	1,261,532

Savings & Loans/Thrifts — 0.3%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	1,625,000	1,711,554
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	2,237,000	2,333,970

		4,045,524

Security Services — 0.1%
Brink’s Co. Company Guar. Notes 4.63% due 10/15/2027*	575,000	592,560
Brink’s Co. Company Guar. Notes 5.50% due 07/15/2025*	448,000	471,520

		1,064,080

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. Company Guar. Notes 4.20% due 05/01/2030	1,017,000	1,161,758

Steel-Producers — 0.2%
Cleveland-Cliffs, Inc. Company Guar. Notes 4.63% due 03/01/2029*	409,000	400,411
Cleveland-Cliffs, Inc. Company Guar. Notes 4.88% due 03/01/2031*	125,000	122,388

25

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Steel-Producers (continued)
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025#	$584,000	$597,841
Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	509,000	545,266
Commercial Metals Co. Senior Notes 3.88% due 02/15/2031	793,000	792,445
Reliance Steel & Aluminum Co. Senior Notes 2.15% due 08/15/2030	1,329,000	1,298,173

		3,756,524

Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc. Senior Notes 5.45% due 11/15/2079	2,304,000	2,966,044

Telephone-Integrated — 1.2%
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	370,000	335,812
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	4,526,000	5,175,109
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	639,000	727,687
AT&T, Inc. Senior Notes 4.85% due 07/15/2045	897,000	1,036,252
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	1,866,000	2,211,967
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*	688,000	717,742
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	579,000	649,928
Frontier Communications Corp. Senior Sec. Notes 5.00% due 05/01/2028*	858,000	885,885
Verizon Communications, Inc. Senior Notes 1.50% due 09/18/2030	2,076,000	1,947,493
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056*	3,378,000	3,003,878
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	613,000	708,036
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	364,000	429,370
Zayo Group Holdings, Inc. Senior Notes 6.13% due 03/01/2028*	547,000	564,012

		18,393,171

Television — 0.4%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	460,000	529,000

Security Description	Principal Amount	Value (Note 2)

Television (continued)
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	$810,000	$935,550
Scripps Escrow II, Inc. Senior Notes 5.38% due 01/15/2031*	73,000	74,186
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	4,334,000	4,851,319

		6,390,055

Theaters — 0.1%
Live Nation Entertainment, Inc. Senior Sec. Notes 3.75% due 01/15/2028*	135,000	135,297
Live Nation Entertainment, Inc. Company Guar. Notes 4.75% due 10/15/2027*	638,000	644,508

		779,805

Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026	986,000	1,087,980

Transport-Air Freight — 0.1%
Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*	925,000	959,687

Transport-Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 3.10% due 06/01/2051	329,000	309,720
GATX Corp. Senior Notes 4.35% due 02/15/2024	1,633,000	1,791,720

		2,101,440

Transport-Marine — 0.1%
Kirby Corp. Senior Notes 4.20% due 03/01/2028	844,000	915,260

Transport-Rail — 0.2%
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	890,000	930,455
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	533,000	635,517
Norfolk Southern Corp. Senior Notes 4.10% due 05/15/2049	1,087,000	1,240,969

		2,806,941

Transport-Services — 0.2%
FedEx Corp. Pass Through Trust Senior Sec. Notes Series 2020-1, Class AA 1.88% due 08/20/2035	1,606,858	1,603,671
United Parcel Service, Inc. Senior Notes 3.90% due 04/01/2025	861,000	957,514

		2,561,185

26

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*	$243,000	$258,811
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	1,630,000	1,780,784
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.20% due 04/01/2027*	809,000	922,241

		2,961,836

Vitamins & Nutrition Products — 0.1%
HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*	827,000	859,613

Water — 0.0%
Essential Utilities, Inc. Senior Bonds 3.35% due 04/15/2050	681,000	689,928

Total U.S. Corporate Bonds & Notes
(cost $473,292,245)		493,162,283

FOREIGN CORPORATE BONDS & NOTES — 10.4%
Aerospace/Defense — 0.1%
BAE Systems PLC Senior Notes 3.40% due 04/15/2030*	1,045,000	1,134,191

Agricultural Chemicals — 0.1%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	698,000	710,215
OCI NV Senior Sec. Notes 5.25% due 11/01/2024*	853,000	881,789

		1,592,004

Airlines — 0.0%
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd. Senior Sec. Notes 5.75% due 01/20/2026*	524,286	552,797

Auto-Cars/Light Trucks — 0.1%
Hyundai Capital Services, Inc. Senior Notes 1.25% due 02/08/2026*	847,000	832,798
Nissan Motor Co., Ltd. Senior Notes 3.04% due 09/15/2023*	940,000	988,027

		1,820,825

Banks-Commercial — 1.5%
Australia & New Zealand Banking Group, Ltd. Sub. Notes 2.95% due 07/22/2030*	828,000	861,276
Banco de Credito del Peru Sub. Notes 3.13% due 07/01/2030*	320,000	326,560
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander Senior Notes 5.38% due 04/17/2025*	1,081,000	1,228,881
Bank of Montreal Senior Notes 2.05% due 11/01/2022	3,059,000	3,144,813

Security Description	Principal Amount	Value (Note 2)

Banks-Commercial (continued)
Barclays Bank PLC Senior Notes 1.70% due 05/12/2022	$714,000	$725,380
Canadian Imperial Bank of Commerce Senior Notes 0.50% due 12/14/2023	1,153,000	1,153,421
Canadian Imperial Bank of Commerce Senior Notes 0.95% due 10/23/2025#	803,000	796,919
Cooperatieve Rabobank UA Senior Notes 1.00% due 09/24/2026*	2,710,000	2,686,544
Danske Bank A/S Senior Notes 3.24% due 12/20/2025*	968,000	1,037,836
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	1,302,000	1,400,298
DBS Group Holdings, Ltd. Senior Notes 2.85% due 04/16/2022*	1,074,000	1,103,119
Grupo Aval, Ltd. Company Guar. Notes 4.38% due 02/04/2030*	500,000	518,100
ING Groep NV Senior Notes 1.40% due 07/01/2026*	2,601,000	2,609,161
ING Groep NV Senior Notes 4.63% due 01/06/2026*	563,000	648,263
National Bank of Canada Company Guar. Notes 0.55% due 11/15/2024	1,258,000	1,259,256
National Bank of Canada Senior Notes 2.15% due 10/07/2022*	1,709,000	1,757,513
Philippine National Bank Senior Notes 3.28% due 09/27/2024	500,000	531,092
Standard Chartered PLC Sub. Notes 3.27% due 02/18/2036*	1,619,000	1,593,736

		23,382,168

Banks-Special Purpose — 0.3%
BNG Bank NV Senior Notes 0.50% due 11/24/2025*	738,000	725,035
Industrial Bank of Korea Senior Notes 1.04% due 06/22/2025*	3,448,000	3,432,285

		4,157,320

Beverages-Non-alcoholic — 0.1%
Coca-Cola Femsa SAB de CV Company Guar. Notes 1.85% due 09/01/2032	1,581,000	1,493,919

Building-Residential/Commercial — 0.0%
Mattamy Group Corp. Senior Notes 4.63% due 03/01/2030*	185,000	192,169
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	396,000	415,800

		607,969

27

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV — 0.0%
Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*	$777,000	$780,885

Casino Hotels — 0.1%
Melco Resorts Finance, Ltd. Senior Notes 5.38% due 12/04/2029*	666,000	704,814
Wynn Macau, Ltd. Senior Notes 5.13% due 12/15/2029*	880,000	897,600

		1,602,414

Cellular Telecom — 0.3%
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*	215,000	234,352
Colombia Telecomunicaciones SA ESP Senior Notes 4.95% due 07/17/2030*	1,024,000	1,100,032
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	529,000	551,853
SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*	590,000	628,530
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	947,000	1,148,404
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	719,000	916,396

		4,579,567

Chemicals-Diversified — 0.2%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*	971,000	1,003,771
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*	1,619,000	1,643,609
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030	200,000	203,040

		2,850,420

Chemicals-Other — 0.0%
MEGlobal Canada ULC Company Guar. Notes 5.00% due 05/18/2025*	600,000	665,604

Chemicals-Specialty — 0.1%
Albemarle Wodgina Pty, Ltd. Company Guar. Notes 3.45% due 11/15/2029	1,358,000	1,414,861

Computer Software — 0.0%
Camelot Finance SA Senior Sec. Notes 4.50% due 11/01/2026*	620,000	643,250

Containers-Metal/Glass — 0.0%
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	525,000	563,062

Security Description	Principal Amount	Value (Note 2)

Containers-Paper/Plastic — 0.2%
Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.38% due 01/15/2028*	$556,000	$587,275
Intertape Polymer Group, Inc. Company Guar. Notes 7.00% due 10/15/2026*	453,000	476,782
Klabin Austria GmbH Company Guar. Notes 7.00% due 04/03/2049*	1,620,000	2,021,760

		3,085,817

Cruise Lines — 0.3%
Carnival Corp. Senior Notes 5.75% due 03/01/2027*	955,000	969,325
Carnival Corp. Senior Notes 7.63% due 03/01/2026*	177,000	186,071
NCL Corp., Ltd. Senior Notes 3.63% due 12/15/2024*	1,270,000	1,187,069
NCL Corp., Ltd. Company Guar. Notes 5.88% due 03/15/2026*	187,000	187,996
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*	885,000	916,072
Viking Ocean Cruises Ship VII, Ltd. Senior Sec. Notes 5.63% due 02/15/2029*	78,000	78,507
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	1,098,000	1,084,934

		4,609,974

Diversified Banking Institutions — 2.2%
Banco Santander SA Senior Notes 2.71% due 06/27/2024	1,400,000	1,484,798
Barclays PLC Sub. Notes 3.56% due 09/23/2035	1,956,000	1,995,589
BNP Paribas SA Senior Notes 1.32% due 01/13/2027*	3,500,000	3,457,207
Credit Agricole SA Senior Notes 1.91% due 06/16/2026*	1,134,000	1,161,206
Credit Agricole SA Sub. Notes 2.81% due 01/11/2041*	1,567,000	1,474,816
Credit Suisse Group AG Senior Notes 2.19% due 06/05/2026*	1,066,000	1,099,697
Deutsche Bank AG Senior Notes 2.22% due 09/18/2024	1,151,000	1,183,852
HSBC Holdings PLC Senior Notes 1.59% due 05/24/2027	2,018,000	2,011,755
HSBC Holdings PLC Senior Notes 4.29% due 09/12/2026	1,310,000	1,464,326

28

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	$1,483,000	$1,539,141
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025	2,428,000	2,558,489
Natwest Group PLC Sub. Notes 3.03% due 11/28/2035	2,328,000	2,281,673
Natwest Group PLC Senior Notes 4.27% due 03/22/2025	531,000	581,691
Natwest Group PLC Senior Notes 4.52% due 06/25/2024	622,000	675,122
NatWest Markets PLC Senior Notes 2.38% due 05/21/2023*	1,316,000	1,369,537
Royal Bank of Scotland Group PLC Senior Notes 2.36% due 05/22/2024	2,318,000	2,398,607
Societe Generale SA Company Guar. Notes 3.63% due 03/01/2041*	635,000	624,535
UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*	416,000	431,189
UBS Group Funding Switzerland AG Senior Notes 4.13% due 09/24/2025*	269,000	301,773
UniCredit SpA Senior Notes 2.57% due 09/22/2026*	1,971,000	1,985,423
UniCredit SpA Sub. Bonds 5.46% due 06/30/2035*	3,066,000	3,300,401
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	1,048,000	1,097,555

		34,478,382

Diversified Financial Services — 0.4%
Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*	924,000	969,590
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	4,933,000	5,591,122

		6,560,712

Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.25% due 05/27/2025*	1,086,000	1,176,673

Diversified Minerals — 0.3%
Anglo American Capital PLC Company Guar. Notes 2.63% due 09/10/2030*	1,335,000	1,346,371
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.50% due 09/15/2027*	556,000	610,905
Teck Resources, Ltd. Senior Notes 6.25% due 07/15/2041	2,379,000	3,081,814

		5,039,090

Security Description	Principal Amount	Value (Note 2)

Electric-Distribution — 0.0%
Energuate Trust Company Guar. Notes 5.88% due 05/03/2027	$400,000	$425,504
Infraestructura Energetica Nova SAB de CV Senior Notes 4.75% due 01/15/2051*	250,000	251,062

		676,566

Electric-Generation — 0.2%
Electricite de France SA Senior Notes 5.00% due 09/21/2048*	999,000	1,240,957
LLPL Capital Pte, Ltd. Senior Sec. Notes 6.88% due 02/04/2039	456,000	544,783
Minejesa Capital BV Senior Sec. Notes 4.63% due 08/10/2030	400,000	421,000
Minejesa Capital BV Senior Sec. Notes 5.63% due 08/10/2037	300,000	317,250
Mong Duong Finance Holdings BV Senior Sec. Notes 5.13% due 05/07/2029	550,000	558,250

		3,082,240

Electric-Integrated — 0.2%
Empresas Publicas de Medellin ESP Senior Notes 4.38% due 02/15/2031*	645,000	659,519
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*	1,216,000	1,501,838
Engie Energia Chile SA Senior Notes 3.40% due 01/28/2030*	936,000	982,800

		3,144,157

Energy-Alternate Sources — 0.1%
ReNew Power Synthetic Senior Sec. Notes 6.67% due 03/12/2024	400,000	419,608
ReNew Power, Ltd. Senior Sec. Notes 6.45% due 09/27/2022	400,000	417,000

		836,608

Finance-Consumer Loans — 0.1%
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	788,000	815,580

Finance-Leasing Companies — 0.0%
BOC Aviation, Ltd. Senior Notes 2.63% due 09/17/2030*	465,000	451,214

Food-Meat Products — 0.0%
BRF SA Senior Notes 4.88% due 01/24/2030*	400,000	416,500

Gold Mining — 0.1%
AngloGold Ashanti Holdings PLC Company Guar. Notes 3.75% due 10/01/2030	1,051,000	1,105,208

29

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Independent Power Producers — 0.0%
Termocandelaria Power, Ltd. Company Guar. Notes 7.88% due 01/30/2029	$277,500	$301,781

Industrial Gases — 0.0%
Yingde Gases Investment, Ltd. Company Guar. Notes 6.25% due 01/19/2023#	400,000	412,207

Insurance-Life/Health — 0.2%
Athene Holding, Ltd. Senior Notes 3.50% due 01/15/2031	1,247,000	1,292,263
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	1,280,000	1,403,506

		2,695,769

Insurance-Property/Casualty — 0.2%
Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029	2,192,000	2,495,911

Investment Companies — 0.1%
Huarong Finance II Co., Ltd. Company Guar. Notes 4.63% due 06/03/2026	900,000	985,561
MDGH — GMTN BV Company Guar. Notes 3.70% due 11/07/2049	400,000	409,820

		1,395,381

Medical-Drugs — 0.2%
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Senior Sec. Notes 5.88% due 10/15/2024*	227,000	227,568
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 06/30/2028*	532,000	467,096
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	2,470,000	2,695,385
Takeda Pharmaceutical Co., Ltd. Senior Bonds 3.18% due 07/09/2050	455,000	437,839

		3,827,888

Metal-Aluminum — 0.1%
Constellium SE Company Guar. Notes 3.75% due 04/15/2029*	301,000	298,803
Indonesia Asahan Aluminium Persero PT Senior Notes 6.53% due 11/15/2028	400,000	489,700

		788,503

Metal-Copper — 0.1%
First Quantum Minerals, Ltd. Company Guar. Notes 6.88% due 03/01/2026*	423,000	441,506
Hudbay Minerals, Inc. Company Guar. Notes 4.50% due 04/01/2026*	435,000	440,995

		882,501

Security Description	Principal Amount	Value (Note 2)

Metal-Diversified — 0.0%
Chinalco Capital Holdings, Ltd. Company Guar. Notes 4.25% due 04/21/2022	$400,000	$407,233

Metal-Iron — 0.1%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	824,000	912,044

Motion Pictures & Services — 0.1%
Banijay Entertainment SASU Senior Sec. Notes 5.38% due 03/01/2025*	1,015,000	1,035,300

Multimedia — 0.0%
Globo Comunicacao e Participacoes SA Senior Notes 4.88% due 01/22/2030*	400,000	415,504

Non-Ferrous Metals — 0.0%
Corp Nacional del Cobre de Chile Senior Notes 3.15% due 01/15/2051*	600,000	538,068

Oil Companies-Exploration & Production — 0.2%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 07/15/2030	843,000	859,894
MEG Energy Corp. Company Guar. Notes 5.88% due 02/01/2029*	400,000	406,120
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	758,000	781,688
MEG Energy Corp. Company Guar. Notes 7.13% due 02/01/2027*	775,000	818,423

		2,866,125

Oil Companies-Integrated — 0.3%
Ecopetrol SA Senior Notes 6.88% due 04/29/2030	400,000	488,360
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026	675,000	694,019
Petro-Canada Senior Notes 5.95% due 05/15/2035	546,000	692,203
Petrobras Global Finance BV Company Guar. Notes 5.60% due 01/03/2031	400,000	432,320
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045	400,000	342,000
Petroleos Mexicanos Company Guar. Notes 6.49% due 01/23/2027	400,000	419,300
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027	230,000	241,075
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035	400,000	379,823
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	400,000	351,600

30

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049	$536,000	$550,299

		4,590,999

Paper & Related Products — 0.1%
Suzano Austria GmbH Company Guar. Notes 3.75% due 01/15/2031	1,574,000	1,662,459

Pipelines — 0.0%
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.63% due 03/31/2036	300,000	294,676

Real Estate Investment Trusts — 0.1%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 2.00% due 05/18/2032	360,000	348,343
Trust Fibro Uno Senior Notes 6.39% due 01/15/2050	400,000	452,680

		801,023

Retail-Petroleum Products — 0.1%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	980,000	1,006,803

Satellite Telecom — 0.2%
Connect Finco SARL/Connect US Finco LLC Senior Sec. Notes 6.75% due 10/01/2026*	935,000	969,198
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*	428,000	442,980
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*#	1,045,000	1,078,471

		2,490,649

Security Services — 0.1%
Garda World Security Corp. Senior Sec. Notes 4.63% due 02/15/2027*	870,000	863,475

Semiconductor Components-Integrated Circuits — 0.1%
TSMC Global, Ltd. Company Guar. Notes 0.75% due 09/28/2025*	1,737,000	1,701,262

Steel-Producers — 0.0%
Shandong Iron & Steel Xinheng International Co., Ltd. Company Guar. Notes 6.85% due 09/25/2022	400,000	411,207

SupraNational Banks — 0.7%
African Development Bank Senior Notes 0.75% due 04/03/2023	1,847,000	1,865,470
European Bank for Reconstruction & Development Senior Notes 1.50% due 02/13/2025	2,167,000	2,239,578
International Bank for Reconstruction & Development Senior Notes 0.75% due 11/24/2027	2,557,000	2,472,773

Security Description	Principal Amount	Value (Note 2)

SupraNational Banks (continued)
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025	$1,210,000	$1,336,334
International Finance Corp. Senior Notes 0.50% due 03/20/2023#	2,574,000	2,586,556

		10,500,711

Telecom Services — 0.1%
Altice France Holding SA Company Guar. Notes 6.00% due 02/15/2028*	780,000	763,425
NTT Finance Corp. Company Guar. Notes 1.16% due 04/03/2026*	906,000	899,875

		1,663,300

Telephone-Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	1,365,000	1,551,524
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	250,000	299,152

		1,850,676

Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	300,000	465,917

Transport-Services — 0.1%
Rumo Luxembourg SARL Company Guar. Notes 5.25% due 01/10/2028*	580,000	616,105
Yunda Holding Investment, Ltd. Company Guar. Notes 2.25% due 08/19/2025	400,000	395,800

		1,011,905

Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd./HLF Financing, Inc. Company Guar. Notes 7.88% due 09/01/2025*	352,000	381,040

Warehousing & Harbor Transportation Services — 0.0%
DP World PLC Senior Notes 4.70% due 09/30/2049	500,000	531,150

Total Foreign Corporate Bonds & Notes
(cost $156,977,254)		162,521,444

FOREIGN GOVERNMENT OBLIGATIONS — 3.7%
Banks-Special Purpose — 0.1%
Korea Development Bank Senior Notes 0.50% due 10/27/2023	1,289,000	1,288,794

Sovereign — 3.6%
Arab Republic of Egypt Senior Notes 5.75% due 05/29/2024*	2,200,000	2,326,280
Arab Republic of Egypt Senior Notes 8.88% due 05/29/2050*	1,900,000	2,025,818

31

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Emirate of Abu Dhabi Senior Notes 3.13% due 04/16/2030*	$3,650,000	$3,961,710
Federative Republic of Brazil Senior Notes 3.88% due 06/12/2030	1,000,000	995,000
Federative Republic of Brazil Senior Notes 4.75% due 01/14/2050	1,300,000	1,218,763
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041	700,000	735,357
Government of Romania Senior Notes 4.00% due 02/14/2051*	1,600,000	1,550,880
Government of Ukraine Senior Notes 7.25% due 03/15/2033*	1,620,000	1,646,390
Government of Ukraine Senior Notes 7.75% due 09/01/2023	1,000,000	1,079,060
Kingdom of Bahrain Senior Notes 4.25% due 01/25/2028*	1,220,000	1,206,824
Kingdom of Bahrain Senior Notes 5.25% due 01/25/2033*#	630,000	617,400
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030#	2,200,000	2,352,266
Kingdom of Saudi Arabia Senior Notes 4.50% due 04/22/2060*#	2,000,000	2,261,320
Oriental Republic of Uruguay Senior Notes 4.38% due 01/23/2031	413,603	477,199
People’s Republic of China Senior Bonds 2.25% due 10/21/2050*	2,200,000	1,981,971
Republic of Colombia Senior Notes 3.13% due 04/15/2031	3,282,000	3,265,590
Republic of Ghana Bank Guar. Notes 10.75% due 10/14/2030	2,000,000	2,609,840
Republic of Indonesia Senior Notes 1.85% due 03/12/2031#	2,400,000	2,276,181
Republic of Indonesia Senior Notes 8.50% due 10/12/2035	800,000	1,260,009
Republic of Italy Senior Notes 4.00% due 10/17/2049	729,000	757,205
Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032	565,556	567,151
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033	500,000	537,500
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028	1,000,000	1,110,000
Republic of Kenya Senior Notes 6.88% due 06/24/2024	1,150,000	1,275,339

Security Description	Principal Amount	Value (Note 2)

Sovereign (continued)
Republic of Kenya Senior Notes 7.00% due 05/22/2027	$800,000	$882,016
Republic of the Philippines Senior Notes 3.70% due 03/01/2041	1,200,000	1,264,428
Republic of Turkey Senior Notes 4.25% due 03/13/2025	1,900,000	1,888,068
Republic of Turkey Senior Notes 6.25% due 09/26/2022	1,300,000	1,356,862
Republic of Turkey Senior Notes 6.63% due 02/17/2045	1,000,000	960,000
Russian Federation Senior Notes 4.38% due 03/21/2029	1,200,000	1,357,536
State of Qatar Senior Notes 3.75% due 04/16/2030*	1,800,000	2,030,339
State of Qatar Senior Notes 4.82% due 03/14/2049	2,500,000	3,082,220
Sultanate of Oman Senior Notes 6.75% due 10/28/2027*	1,700,000	1,873,978
United Mexican States Senior Notes 2.66% due 05/24/2031	880,000	847,669
United Mexican States Senior Notes 4.50% due 04/22/2029	1,303,000	1,460,676
United Mexican States Senior Bonds 4.75% due 03/08/2044	773,000	817,455
United Mexican States Senior Notes 5.00% due 04/27/2051	800,000	868,808

		56,785,108

Total Foreign Government Obligations
(cost $58,282,578)		58,073,902

U.S. GOVERNMENT AGENCIES — 39.7%
Federal Home Loan Bank — 0.3%
2.13% due 09/14/2029	4,765,000	5,025,571

Federal Home Loan Mtg. Corp. — 8.4%
2.00% due 03/01/2051	21,275,000	21,417,472
2.50% due 01/01/2028	354,230	373,955
2.50% due 04/01/2028	737,269	778,347
2.50% due 03/01/2031	459,658	480,448
2.50% due 10/01/2032	2,255,737	2,357,759
3.00% due 08/01/2027	173,372	183,691
3.00% due 10/01/2042	1,021,134	1,108,862
3.00% due 11/01/2042	742,591	792,901
3.00% due 02/01/2043	1,000,470	1,076,804
3.00% due 04/01/2043	1,183,637	1,283,454
3.00% due 05/01/2043	459,523	499,013
3.00% due 08/01/2043	3,667,832	3,922,829
3.00% due 10/01/2045	3,056,139	3,228,889
3.00% due 01/01/2050	7,006,162	7,322,409
3.50% due 01/01/2032	2,700,531	2,909,188
3.50% due 03/01/2042	2,367,066	2,574,813
3.50% due 04/01/2042	1,034,638	1,125,604

32

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
3.50% due 08/01/2042	$909,438	$992,795
3.50% due 09/01/2043	703,841	768,081
3.50% due 03/01/2045	594,793	641,117
3.50% due 07/01/2045	4,417,606	4,773,198
3.50% due 08/01/2045	1,284,871	1,393,508
3.50% due 11/01/2045	1,992,029	2,145,544
3.50% due 01/01/2046	1,246,007	1,349,916
3.50% due 03/01/2046	1,148,666	1,235,935
3.50% due 11/01/2047	6,144,247	6,544,843
3.50% due 01/01/2048	10,219,253	10,973,073
3.50% due 03/01/2048	6,039,734	6,554,987
3.50% due 08/01/2049	6,652,810	7,132,801
3.50% due 04/01/2050	6,855,534	7,258,812
4.00% due 03/01/2023	452	480
4.00% due 09/01/2040	690,550	760,491
4.00% due 07/01/2044	50,925	55,867
4.00% due 10/01/2045	1,537,866	1,678,692
4.00% due 01/01/2046	413,515	456,946
4.00% due 07/01/2049	3,755,974	4,095,667
4.00% due 01/01/2050	1,039,352	1,114,038
4.50% due 12/01/2039	393,766	440,867
4.50% due 07/01/2044	895,918	1,007,191
4.50% due 07/01/2045	8,351,142	9,405,904
4.50% due 05/01/2048	2,288,280	2,496,745
5.00% due 10/01/2033	756	861
5.00% due 07/01/2040	413,212	480,802
5.00% due 11/01/2043	1,972,677	2,293,938
5.50% due 11/01/2032	5,042	5,780
5.50% due 07/01/2034	18,912	21,923
5.50% due 02/01/2035	20,496	22,834
5.50% due 07/01/2035	640	747
5.50% due 01/01/2036	130,321	152,174
5.50% due 05/01/2037	19,287	22,592
6.00% due 07/01/2035	68,172	77,123
6.00% due 03/01/2040	99,110	119,061
6.50% due 02/01/2036	8,593	9,973
6.50% due 09/01/2036	158	177
6.50% due 05/01/2037	24,146	28,294
Federal Home Loan Mtg. Corp. FRS
1.74% (6 ML+1.49%) due 02/01/2037	54,931	56,982
3.24% (12 ML+1.88%) due 11/01/2037	704,453	748,791
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00% due 09/15/2045(2)	1,802,448	1,861,002
Series 4800, Class KG 3.50% due 11/15/2045(2)	1,602,424	1,630,795
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3572, Class JS 6.69% (6.80%-1 ML) due 09/15/2039(2)(7)(8)	441,147	69,809

		132,317,594

Federal National Mtg. Assoc. — 20.0%
2.00% due 11/01/2035	4,890,258	5,085,288
2.00% due 07/01/2035	6,311,571	6,519,698
2.00% due 12/01/2050	7,910,068	7,994,333
2.50% due 02/01/2028	715,755	754,578
2.50% due 04/01/2028	215,921	227,899
2.50% due 07/01/2031	1,793,889	1,874,516
2.50% due 08/01/2031	9,767,636	10,206,647
2.50% due 01/01/2032	1,587,356	1,658,700
2.50% due 04/01/2035	5,306,178	5,544,667
2.50% due 05/01/2050	7,349,653	7,645,462

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
2.50% due 06/01/2050	$12,362,167	$12,786,041
2.50% due 07/01/2050	6,615,953	6,910,253
3.00% due 10/01/2027	92,987	98,205
3.00% due 01/01/2028	935,251	987,782
3.00% due 10/01/2030	1,368,717	1,444,478
3.00% due 10/01/2032	4,048,141	4,268,939
3.00% due 02/01/2033	12,465,049	13,145,811
3.00% due 07/01/2034	852,403	898,224
3.00% due 11/01/2039	4,912,285	5,139,790
3.00% due 03/01/2042	1,600,704	1,701,788
3.00% due 12/01/2042	1,546,078	1,661,149
3.00% due 02/01/2043	3,585,465	3,826,441
3.00% due 05/01/2043	1,785,583	1,898,380
3.00% due 05/01/2046	1,929,760	2,039,049
3.00% due 08/01/2046	5,028,933	5,396,725
3.00% due 09/01/2046	925,029	976,702
3.00% due 04/01/2047	2,306,881	2,437,905
3.00% due 09/01/2048	3,967,529	4,178,825
3.00% due 11/01/2048	10,738,445	11,294,695
3.00% due 06/01/2049	3,790,960	4,040,126
3.00% due 03/01/2050	4,715,368	4,983,912
3.50% due 08/01/2026	489,234	521,726
3.50% due 09/01/2026	517,165	551,542
3.50% due 08/01/2027	52,958	56,419
3.50% due 10/01/2028	1,189,272	1,283,079
3.50% due 03/01/2033	825,499	881,759
3.50% due 12/01/2041	282,327	307,165
3.50% due 03/01/2042	405,952	442,698
3.50% due 08/01/2042	2,418,326	2,626,688
3.50% due 09/01/2042	244,146	264,715
3.50% due 02/01/2043	1,927,954	2,135,673
3.50% due 07/01/2045	938,640	1,014,873
3.50% due 08/01/2045	1,187,048	1,278,631
3.50% due 09/01/2045	217,340	233,405
3.50% due 10/01/2045	1,846,725	2,007,356
3.50% due 11/01/2045	2,642,309	2,835,310
3.50% due 12/01/2045	5,855,541	6,302,513
3.50% due 02/01/2046	962,924	1,036,312
3.50% due 03/01/2046	4,491,185	4,819,019
3.50% due 07/01/2046	3,530,798	3,825,624
3.50% due 01/01/2047	2,926,363	3,124,727
3.50% due 12/01/2047	14,617,770	15,644,166
3.50% due 04/01/2048	6,670,584	7,218,072
4.00% due 11/01/2025	33,564	35,755
4.00% due 03/01/2039	2,119,902	2,288,016
4.00% due 09/01/2040	62,540	68,921
4.00% due 10/01/2040	116,561	128,466
4.00% due 12/01/2040	1,050,169	1,163,482
4.00% due 10/01/2041	655,574	719,322
4.00% due 11/01/2041	503,285	552,221
4.00% due 01/01/2043	1,356,544	1,501,781
4.00% due 02/01/2045	2,101,719	2,322,077
4.00% due 02/01/2046	1,357,361	1,484,374
4.00% due 06/01/2046	371,486	404,880
4.00% due 01/01/2047	2,274,420	2,464,545
4.00% due 05/01/2047	1,764,988	1,910,138
4.00% due 06/01/2047	2,739,303	2,999,775
4.00% due 07/01/2047	8,249,280	8,925,303
4.00% due 08/01/2047	2,917,160	3,155,426
4.00% due 06/01/2048	6,052,018	6,600,921
4.00% due 09/01/2048	4,697,192	5,043,228
4.00% due 12/01/2048	1,645,269	1,766,464
4.00% due 01/01/2049	5,009,413	5,377,395
4.00% due 03/01/2049	2,481,184	2,662,591
4.00% due 03/01/2050	6,843,773	7,341,675

33

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.50% due 10/01/2024	$154,175	$162,475
4.50% due 03/01/2025	227,710	242,071
4.50% due 02/01/2040	707,160	812,598
4.50% due 05/01/2040	209,327	237,131
4.50% due 08/01/2045	5,196,266	5,884,597
4.50% due 06/01/2048	5,523,233	6,001,390
4.50% due 10/01/2048	4,348,795	4,735,009
4.50% due 11/01/2048	4,063,372	4,466,105
4.50% due 12/01/2048	7,620,079	8,289,301
4.50% due 10/01/2049	4,789,972	5,215,244
5.00% due 06/01/2022	4,701	4,923
5.00% due 10/01/2024	82,055	86,093
5.00% due 09/01/2033	332,092	383,018
5.00% due 04/01/2040	270,334	300,144
5.00% due 05/01/2040	319,994	366,473
5.00% due 06/01/2040	1,480,256	1,713,414
5.00% due 07/01/2040	198,732	225,170
5.00% due 02/01/2045	991,684	1,144,690
5.50% due 12/01/2029	82,900	92,395
5.50% due 12/01/2033	19,428	22,635
5.50% due 07/01/2037	17,551	20,562
5.50% due 08/01/2037	1,057,358	1,235,508
5.50% due 06/01/2038	100,640	117,972
5.50% due 09/01/2039	323,701	379,460
6.00% due 08/01/2034	15,249	18,316
6.00% due 11/01/2035	14,906	16,762
6.00% due 06/01/2036	32,596	39,155
6.00% due 12/01/2036	62,044	74,534
6.00% due 07/01/2038	301,266	359,967
6.00% due 09/01/2038	160,895	193,286
6.00% due 11/01/2038	96,389	115,013
Federal National Mtg. Assoc. FRS
1.83% (6 ML+1.54%) due 09/01/2035	647,987	673,663
2.29% (12 ML+1.77%) due 05/01/2040	603,587	635,663
2.33% (12 ML+1.83%) due 10/01/2040	258,337	272,058
2.33% (12 ML+1.82%) due 10/01/2040	146,544	154,481
2.51% (12 ML+1.57%) due 05/01/2037	112,049	117,620
2.60% (1 Yr USTYCR+2.22%) due 10/01/2035	505,451	531,080
2.86% (12 ML+1.67%) due 07/01/2039	491,091	512,836
2.89% (12 ML+1.91%) due 08/01/2035	398,703	421,814
3.04% (1 Yr USTYCR+2.27%) due 11/01/2036	240,632	256,262
Federal National Mtg. Assoc. REMIC
Series 2017-100, Class NP 3.00% due 12/25/2047(2)	3,201,871	3,421,972
Series 2018-27, Class EA 3.00% due 05/25/2048(2)	3,333,713	3,551,775
Series 2018-35, Class CD 3.00% due 05/25/2048(2)	4,257,978	4,499,789

		312,959,660

Government National Mtg. Assoc. — 5.6%
2.50% due 05/20/2050	7,578,010	7,847,675
2.50% due 12/20/2050	20,876,704	21,629,792
3.00% due 02/20/2045	2,887,117	3,057,487
3.00% due 05/20/2045	706,586	750,109
3.00% due 07/20/2045	185,423	196,238

Security Description	Principal Amount/ Shares	Value (Note 2)

Government National Mtg. Assoc. (continued)
3.00% due 11/20/2045	$1,607,060	$1,698,585
3.00% due 12/20/2045	1,238,514	1,309,072
3.00% due 01/20/2046	6,897,482	7,296,397
3.00% due 05/20/2046	7,614,299	8,055,287
3.00% due 09/20/2047	5,523,793	5,825,957
3.00% due 05/20/2050	11,645,654	12,124,069
3.50% due 03/20/2045	613,670	658,911
3.50% due 07/20/2045	312,660	335,733
3.50% due 03/20/2047	1,854,334	1,980,883
4.00% due 03/20/2044	425,718	471,323
4.00% due 07/20/2045	1,166,680	1,286,016
4.00% due 05/20/2048	2,901,483	3,124,139
4.00% due 03/20/2049	3,262,331	3,501,627
4.50% due 05/15/2039	428,861	493,845
4.50% due 04/20/2047	2,309,177	2,531,520
5.00% due 05/15/2034	105,950	122,470
5.00% due 01/15/2040	417,827	488,454
5.50% due 12/15/2039	489,310	556,462
6.00% due 10/15/2039	126,066	141,586
Government National Mtg. Assoc. REMIC VRS Series 2013-118, Class B 2.50% due 10/16/2043(1)(3)	1,700,000	1,756,508

		87,240,145

Uniform Mtg. Backed Securities — 5.4%
1.50% due March 15 TBA	5,000,000	5,046,875
1.50% due March 30 TBA	6,000,000	5,868,750
2.00% due March 15 TBA	8,000,000	8,257,500
2.00% due March 30 TBA	31,800,000	31,988,813
2.50% due March 30 TBA	27,000,000	27,894,375
3.00% due March 30 TBA	6,000,000	6,273,984

		85,330,297

Total U.S. Government Agencies
(cost $610,568,159)		622,873,267

U.S. GOVERNMENT TREASURIES — 5.7%
United States Treasury Bonds — 3.6%
1.38% due 08/15/2050	2,733,000	2,242,768
2.38% due 11/15/2049	21,081,000	21,950,591
2.75% due 08/15/2047#	1,246,000	1,389,582
3.00% due 05/15/2045	570,000	661,155
3.00% due 05/15/2047	6,851,000	7,989,711
3.38% due 11/15/2048	13,798,000	17,296,009
3.75% due 08/15/2041#	35,000	45,052
3.88% due 08/15/2040	134,000	174,739
4.38% due 05/15/2040	2,865,000	3,967,130
4.38% due 05/15/2041	433,000	602,834
4.63% due 02/15/2040	65,000	92,529

		56,412,100

United States Treasury Notes — 2.1%
0.13% due 12/15/2023	500,000	497,773
0.88% due 11/15/2030#	5,002,000	4,742,521
1.38% due 10/15/2022	7,000,000	7,138,633
1.38% due 01/31/2025	1,000,000	1,031,914
1.50% due 02/15/2030	6,970,000	7,040,789
1.63% due 08/15/2029	9,200,000	9,422,094
1.75% due 11/15/2029#	3,200,000	3,307,375

		33,181,099

Total U.S. Government Treasuries
(cost $86,586,183)		89,593,199

COMMON STOCKS — 0.0%
Oil Field Machinery & Equipment — 0.0%
Hi-Crush, Inc.(4)(5) (cost $38,143)	28,919	4,916

34

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount/ Shares	Value (Note 2)

PREFERRED SECURITIES — 0.0%
Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%† (cost $86,464)	5,600	$29,512

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.4%
Banks-Money Center — 0.1%
BBVA Bancomer SA 5.13% due 01/18/2033*	$1,302,000	1,371,996

Building & Construction-Misc. — 0.0%
China Minmetals Corp. 3.75% due 11/13/2022(6)	400,000	409,009

Diversified Banking Institutions — 0.2%
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(6)	1,414,000	1,526,988
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025(6)	425,000	499,375
Societe Generale SA 7.88% due 12/18/2023*#(6)	793,000	875,766

		2,902,129

Electric-Distribution — 0.0%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	609,000	633,786

Electric-Integrated — 0.1%
CMS Energy Corp. 3.75% due 12/01/2050	681,000	682,907
CMS Energy Corp. 4.75% due 06/01/2050	810,000	890,466
Dominion Resources, Inc. 5.75% due 10/01/2054	566,000	618,983

		2,192,356

Food-Dairy Products — 0.0%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	603,000	705,510

Insurance-Life/Health — 0.2%
Prudential Financial, Inc. 5.63% due 06/15/2043	693,000	744,777
Prudential Financial, Inc. 5.70% due 09/15/2048	846,000	969,260
Voya Financial, Inc. 4.70% due 01/23/2048	898,000	927,476

		2,641,513

Insurance-Multi-line — 0.1%
Allianz SE 3.50% due 11/17/2025*(6)	1,000,000	1,015,240

Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Company Guar. Notes 4.30% due 02/01/2061*	2,844,000	2,601,639

Metal-Aluminum — 0.0%
Chalco Hong Kong Investment Co., Ltd. 4.25% due 11/07/2021(6)	500,000	506,956

Metal-Diversified — 0.0%
Chinalco Capital Holdings, Ltd. 4.10% due 09/11/2024(6)	200,000	207,603

Oil Companies-Integrated — 0.1%
BP Capital Markets PLC 4.88% due 03/22/2030(6)	1,465,000	1,572,677

Security Description	Principal Amount/ Shares	Value (Note 2)

Pipelines — 0.1%
EnLink Midstream Partners LP 6.00% due 12/15/2022(6)	$724,000	$431,685
Enterprise Products Operating LLC 5.25% due 08/16/2077	556,000	554,163

		985,848

Real Estate Investment Trusts — 0.1%
Scentre Group Trust 2 5.13% due 09/24/2080*	905,000	941,827

Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc. 4.00% due 03/15/2060	1,826,000	1,933,458

Transport-Equipment & Leasing — 0.1%
AerCap Global Aviation Trust 6.50% due 06/15/2045*	1,030,000	1,073,919

Total Preferred Securities/Capital Securities
(cost $20,868,178)		21,695,466

ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)	179,000	18
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)	230,000	23
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)	148,000	15
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(4)	5,022	36

Total Escrows And Litigation Trusts
(cost $5,022)		92

Total Long-Term Investment Securities
(cost $1,453,929,595)		1,496,398,968

SHORT-TERM INVESTMENT SECURITIES — 13.6%
Registered Investment Companies — 13.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(9)	189,635,606	189,635,606
State Street Navigator Securities Lending Government Money Market Portfolio 0.05%(9)(10)	23,437,686	23,437,686

Total Short-Term Investment Securities
(cost $213,073,292)		213,073,292

TOTAL INVESTMENTS
(cost $1,667,002,887)(11)	109.0%	1,709,472,260
Liabilities in excess of other assets	(9.0)	(141,020,736)

NET ASSETS	100.0%	$1,568,451,524

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2021, the aggregate value of these securities was $273,967,115 representing 17.5% of net assets.

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation

35

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Securities classified as Level 3 (see Note 2).
(5)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2021, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

Hi-Crush, Inc.	1/29/2021	28,919	$38,143	$4,916	$0.17	0.00%

(6)	Perpetual maturity — maturity date reflects the next call date.
(7)	Interest Only
(8)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at February 28, 2021.
(9)	The rate shown is the 7-day yield as of February 28, 2021.
(10)

At February 28, 2021, the Fund had loaned securities with a total value of $25,476,605. This was secured by collateral of $23,437,686, which was received in cash and subsequently invested in short-term investments currently valued at $23,437,686 as reported in the Portfolio of Investments. Additional collateral of $2,586,791 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2021
Federal Home Loan Mtg. Corp.	zero coupon to 23.81%	04/25/2023 to 02/25/2051	$505,050
Federal National Mtg. Assoc.	0.19% to 42.35%	08/25/2026 to 12/25/2053	283,998
Government National Mtg. Assoc.	0.56% to 38.87%	04/16/2036 to 06/16/2063	650,738
United States Treasury Bills	0.00%	04/08/2021 to 04/29/2021	163,355
United States Treasury Notes/Bonds	0.13% to 3.88%	03/31/2021 to 08/15/2048	983,650

(11)	See Note 5 for cost of investments on a tax basis.

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

ULC — Unlimited Liability Corp.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of February 28, 2021 and unless noted otherwise, the dates are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

6 ML—6 Month USD LIBOR

12 ML—12 Month USD LIBOR

1 Yr USTYCR—1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$48,444,887	$—	$48,444,887
U.S. Corporate Bonds & Notes	—	493,162,283	—	493,162,283
Foreign Corporate Bonds & Notes	—	162,521,444	—	162,521,444
Foreign Government Obligations	—	58,073,902	—	58,073,902
U.S. Government Agencies	—	622,873,267	—	622,873,267
U.S. Government Treasuries	—	89,593,199	—	89,593,199
Common Stocks	—	—	4,916	4,916
Preferred Securities	29,512	—	—	29,512
Preferred Securities/Capital Securities	—	21,695,466	—	21,695,466
Escrows and Litigation Trusts	—	—	92	92
Short-Term Investment Securities	213,073,292	—	—	213,073,292

Total Investments at Value	$213,102,804	$1,496,364,448	$5,008	$1,709,472,260

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

36

VALIC Company II Government Money Market II Fund

PORTFOLIO PROFILE — February 28, 2021 (unaudited)

Industry Allocation*

U.S. Government Treasuries	50.9%
U.S. Government Agencies	45.5
United States Treasury Notes	1.5
Repurchase Agreements	0.1

98.0%

Credit Quality@#

A-1+	100.0%

*	Calculated as a percentage of net assets
@	Source: Standard & Poor’s
#	Calculated as percentage of total debt issues

Weighted Average days to Maturity - 23.1 days

37

VALIC Company II Government Money Market II Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 97.9%
U.S. Government Agencies — 45.5%
Federal Home Loan Bank
zero coupon due 03/01/2021	$32,500,000	$32,500,000
0.02% due 03/05/2021	3,000,000	2,999,994
0.02% due 03/17/2021	1,500,000	1,499,990
0.03% due 03/01/2021	2,700,000	2,700,000
0.03% due 03/10/2021	3,500,000	3,499,975
0.03% due 03/12/2021	2,500,000	2,499,981
0.03% due 03/17/2021	1,500,000	1,499,983
0.03% due 04/21/2021	3,000,000	2,999,890
0.04% due 03/03/2021	2,500,000	2,499,995
0.04% due 04/09/2021	1,000,000	999,962
0.04% due 04/12/2021	1,000,000	999,959
0.06% due 03/24/2021	2,000,000	1,999,923
0.07% due 03/19/2021	2,000,000	1,999,930
0.08% due 04/23/2021	2,000,000	1,999,779

Total U.S. Government Agencies
(amortized cost $60,699,361)		60,699,361

U.S. Government Treasuries — 50.9%
United States Cash Management Bills
0.00% due 05/04/2021	2,000,000	1,999,991
0.02% due 05/11/2021	2,000,000	1,999,939
United States Treasury Bills
0.02% due 04/22/2021	2,000,000	1,999,936
0.02% due 05/06/2021	3,500,000	3,499,879
0.03% due 04/27/2021	1,500,000	1,499,918
0.03% due 04/29/2021	2,500,000	2,499,887
0.04% due 04/08/2021	1,000,000	999,954
0.04% due 04/20/2021	2,000,000	1,999,901
0.04% due 04/22/2021	1,500,000	1,499,921
0.04% due 04/27/2021	1,500,000	1,499,913
0.05% due 04/13/2021	1,000,000	999,940
0.05% due 04/15/2021	1,000,000	999,944
0.05% due 04/20/2021	2,000,000	1,999,851
0.06% due 03/02/2021	3,000,000	2,999,995
0.06% due 04/08/2021	3,000,000	2,999,810
0.06% due 04/13/2021	2,000,000	1,999,869
0.06% due 04/15/2021	2,000,000	1,999,863

Security Description	Principal Amount	Value (Note 2)

U.S. Government Treasuries (continued)
0.07% due 03/04/2021	$2,000,000	$1,999,988
0.07% due 03/09/2021	3,000,000	2,999,957
0.07% due 03/11/2021	1,000,000	999,980
0.07% due 03/30/2021	4,500,000	4,499,751
0.07% due 04/01/2021	2,000,000	1,999,873
0.07% due 04/06/2021	3,000,000	2,999,804
0.08% due 03/04/2021	1,000,000	999,993
0.08% due 03/11/2021	2,000,000	1,999,956
0.08% due 03/16/2021	1,000,000	999,967
0.08% due 03/18/2021	3,500,000	3,499,874
0.08% due 03/23/2021	4,000,000	3,999,813
0.08% due 03/25/2021	3,000,000	2,999,846
0.08% due 04/01/2021	2,500,000	2,499,839
0.09% due 03/16/2021	2,000,000	1,999,928

Total U.S. Government Treasuries
(amortized cost $67,997,080)		67,997,080

United States Treasury Notes — 1.5%
2.25% due 03/31/2021 (amortized cost $2,003,600)	2,000,000	2,003,600

Total Short-Term Investment Securities — 97.9%
(amortized cost $130,700,041)		130,700,041

REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/26/2021, to be repurchased 03/01/2021 in the amount of $127,000 and collateralized by $124,700 of United States Treasury Notes, bearing interest at 1.50% due 11/30/2024 and having an approximate value of $129,561 (cost $127,000)	127,000	127,000

TOTAL INVESTMENTS
(amortized cost $130,827,041)(1)	98.0%	130,827,041
Other assets less liabilities	2.0	2,731,437

NET ASSETS	100.0%	$133,558,478

(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities	$—	$130,700,041	$—	$130,700,041
Repurchase Agreements	—	127,000	—	127,000

	$—	$130,827,041	$—	$130,827,041

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

38

VALIC Company II High Yield Bond Fund

PORTFOLIO PROFILE — February 28, 2021 (unaudited)

Industry Allocation*

Cable/Satellite TV	7.3%
Oil Companies — Exploration & Production	6.5
Pipelines	6.0
Repurchase Agreements	4.9
Auto — Cars/Light Trucks	3.5
Medical — Drugs	3.5
Medical — Hospitals	3.2
Containers — Metal/Glass	3.1
Finance — Mortgage Loan/Banker	2.7
Building — Residential/Commercial	2.5
Retail — Restaurants	2.4
Finance — Consumer Loans	2.3
Food — Misc./Diversified	2.2
Cellular Telecom	2.1
Auto/Truck Parts & Equipment — Original	2.0
Casino Hotels	1.8
Real Estate Investment Trusts	1.8
Rental Auto/Equipment	1.6
Metal — Aluminum	1.4
Computer Services	1.4
Insurance — Multi-line	1.4
Aerospace/Defense — Equipment	1.4
Telephone — Integrated	1.3
Applications Software	1.3
Office Automation & Equipment	1.2
Gambling (Non-Hotel)	1.2
Distribution/Wholesale	1.0
Television	1.0
Containers — Paper/Plastic	1.0
Retail — Office Supplies	1.0
Cruise Lines	0.9
Chemicals — Specialty	0.9
Toys	0.8
Racetracks	0.8
Medical Labs & Testing Services	0.8
Registered Investment Companies	0.8
Enterprise Software/Service	0.7
Gas — Distribution	0.7
Diversified Banking Institutions	0.7
Protection/Safety	0.7
Medical Instruments	0.7
Semiconductor Equipment	0.7
Telecom Services	0.7
Casino Services	0.6
Financial Guarantee Insurance	0.6
Transport — Equipment & Leasing	0.6
Building & Construction Products — Misc.	0.6
Retail — Building Products	0.6
Finance — Auto Loans	0.6
Theaters	0.6
Retail — Automobile	0.5
Machinery — General Industrial	0.5
Retail — Pawn Shops	0.5
Decision Support Software	0.5
Data Processing/Management	0.5
Diagnostic Equipment	0.5
Broadcast Services/Program	0.5
Retail — Apparel/Shoe	0.5
Music	0.4
Oil Refining & Marketing	0.4
Advertising Sales	0.4
E-Commerce/Services	0.4
Electronic Components — Semiconductors	0.4
Oil & Gas Drilling	0.4
Medical Products	0.4
Hazardous Waste Disposal	0.4
Medical Information Systems	0.4
Apparel Manufacturers	0.3
Building Products — Wood	0.3

Food — Catering	0.3
Building — Heavy Construction	0.3
Insurance Brokers	0.3
Electronic Components — Misc.	0.3
Funeral Services & Related Items	0.3
Transactional Software	0.3
Independent Power Producers	0.3
Internet Content — Information/News	0.2
Medical — Generic Drugs	0.2
Miscellaneous Manufacturing	0.2
Insurance — Property/Casualty	0.2
Retail — Regional Department Stores	0.2
Steel — Producers	0.2
Retail — Pet Food & Supplies	0.1
Steel Pipe & Tube	0.1
Building & Construction — Misc.	0.1

99.9%

Credit Quality†#

Baa	2.1%
Ba	40.8
B	38.8
Caa	14.2
C	0.4
Not Rated@	3.7

100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

39

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CONVERTIBLE BONDS & NOTES — 2.2%
Electronic Components - Semiconductors — 0.3%
Microchip Technology, Inc. Junior Sub. Notes 2.25% due 02/15/2037#	$625,000	$1,405,000

Machinery - General Industrial — 0.3%
Middleby Corp. Senior Notes 1.00% due 09/01/2025*	1,217,000	1,599,594

Medical Instruments — 0.7%
Integra LifeSciences Holdings Corp. Senior Notes 0.50% due 08/15/2025	1,587,000	1,796,326
NuVasive, Inc. Senior Notes 0.38% due 03/15/2025*	1,910,000	1,921,295

		3,717,621

Oil Companies - Exploration & Production — 0.6%
Pioneer Natural Resources Co. Senior Notes 0.25% due 05/15/2025*	2,250,000	3,555,322

Real Estate Investment Trusts — 0.3%
Pebblebrook Hotel Trust Senior Notes 1.75% due 12/15/2026	1,350,000	1,551,731

Total U.S. Convertible Bonds & Notes (cost $9,544,051)		11,829,268

U.S. CORPORATE BONDS & NOTES — 73.1%
Advertising Sales — 0.4%
Lamar Media Corp. Company Guar. Notes 3.75% due 02/15/2028	2,210,000	2,237,625

Aerospace/Defense - Equipment — 1.4%
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027	2,330,000	2,393,562
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	4,210,000	4,436,498
TransDigm, Inc. Senior Sec. Notes 8.00% due 12/15/2025*	845,000	919,994

		7,750,054

Apparel Manufacturers — 0.3%
PVH Corp. Senior Notes 4.63% due 07/10/2025	1,720,000	1,900,938

Applications Software — 1.3%
CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	1,620,000	1,743,719
PTC, Inc. Company Guar. Notes 3.63% due 02/15/2025*	355,000	363,431
PTC, Inc. Company Guar. Notes 4.00% due 02/15/2028*	390,000	401,552
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	4,215,000	4,463,896

		6,972,598

Security Description	Principal Amount(13)	Value (Note 2)

Auto - Cars/Light Trucks — 3.5%
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	$2,875,000	$2,908,062
Ford Motor Co. Senior Notes 8.50% due 04/21/2023	2,395,000	2,679,406
Ford Motor Credit Co. LLC Senior Notes 3.09% due 01/09/2023	1,885,000	1,912,709
Ford Motor Credit Co. LLC Senior Notes 4.06% due 11/01/2024	1,514,000	1,591,593
Ford Motor Credit Co. LLC Senior Notes 4.54% due 08/01/2026	5,240,000	5,593,700
Ford Motor Credit Co. LLC Senior Notes 5.13% due 06/16/2025	2,475,000	2,674,114
Ford Motor Credit Co. LLC Senior Notes 5.58% due 03/18/2024	1,901,000	2,050,704

		19,410,288

Auto/Truck Parts & Equipment - Original — 0.4%
Meritor, Inc. Company Guar. Notes 4.50% due 12/15/2028*	2,375,000	2,406,112

Broadcast Services/Program — 0.5%
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 07/15/2027*	2,450,000	2,587,812

Building & Construction Products - Misc. — 0.6%
Builders FirstSource, Inc. Company Guar. Notes 5.00% due 03/01/2030*	2,345,000	2,464,478
CP Atlas Buyer, Inc. Senior Notes 7.00% due 12/01/2028*	840,000	872,550

		3,337,028

Building & Construction - Misc. — 0.1%
TopBuild Corp. Senior Notes 3.63% due 03/15/2029*	510,000	511,913

Building - Residential/Commercial — 2.3%
Adams Homes, Inc. Company Guar. Notes 7.50% due 02/15/2025*	455,000	474,338
Ashton Woods USA LLC/Ashton Woods Finance Co. Senior Notes 6.63% due 01/15/2028*	2,000,000	2,141,700
KB Home Company Guar. Notes 4.80% due 11/15/2029	755,000	811,625
M/I Homes, Inc. Company Guar. Notes 4.95% due 02/01/2028	1,145,000	1,201,242
M/I Homes, Inc. Company Guar. Notes 5.63% due 08/01/2025	1,750,000	1,817,812
STL Holding Co. LLC Senior Notes 7.50% due 02/15/2026*	1,840,000	1,899,800

40

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Building - Residential/Commercial (continued)
Taylor Morrison Communities, Inc. Senior Notes 5.13% due 08/01/2030*	$430,000	$461,627
Taylor Morrison Communities, Inc. Company Guar. Notes 5.75% due 01/15/2028*	3,460,000	3,857,900

		12,666,044

Cable/Satellite TV — 5.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	3,695,000	3,741,187
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	1,605,000	1,661,400
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 05/01/2032*	1,240,000	1,274,100
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	4,350,000	4,495,725
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	1,900,000	2,044,875
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	825,000	867,281
CSC Holdings LLC Company Guar. Notes 6.50% due 02/01/2029*	5,800,000	6,395,080
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	2,345,000	2,415,350
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	1,800,000	1,871,460
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	1,120,000	1,173,290
DISH DBS Corp. Company Guar. Notes 7.38% due 07/01/2028	3,025,000	3,170,578
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	990,000	1,089,495

		30,199,821

Casino Hotels — 1.8%
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	3,735,000	3,858,741
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	2,280,000	2,211,600
Wynn Las Vegas LLC Company Guar. Notes 5.50% due 03/01/2025*	2,560,000	2,713,600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.25% due 05/15/2027#*	1,290,000	1,370,754

		10,154,695

Security Description	Principal Amount(13)		Value (Note 2)

Casino Services — 0.6%
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*		$1,940,000	$2,053,965
Caesars Entertainment, Inc. Senior Notes 8.13% due 07/01/2027*		1,390,000	1,515,976

			3,569,941

Cellular Telecom — 1.2%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024		2,964,000	3,412,898
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025		1,425,000	1,695,750
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023		425,000	486,625
T-Mobile USA, Inc. Company Guar. Notes 2.25% due 02/15/2026		1,110,000	1,105,726

			6,700,999

Commercial Services - Finance — 0.0%
Cardtronics, Inc./Cardtronics USA, Inc. Company Guar. Notes 5.50% due 05/01/2025#*		260,000	268,450

Computer Services — 1.4%
Presidio Holdings, Inc. Senior Sec. Notes 4.88% due 02/01/2027*		1,906,000	1,987,005
Presidio Holdings, Inc. Company Guar. Notes 8.25% due 02/01/2028*		1,340,000	1,479,869
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*		4,205,000	4,315,381

			7,782,255

Containers - Metal/Glass — 0.9%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*		3,090,000	3,325,937
Silgan Holdings, Inc. Company Guar. Notes 2.25% due 06/01/2028	EUR	1,175,000	1,435,560

			4,761,497

Containers - Paper/Plastic — 1.0%
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*		1,010,000	1,070,600
Flex Acquisition Co., Inc. Senior Notes 6.88% due 01/15/2025*		3,020,000	3,059,290
Flex Acquisition Co., Inc. Senior Notes 7.88% due 07/15/2026*		1,340,000	1,390,250

			5,520,140

Decision Support Software — 0.5%
MSCI, Inc. Company Guar. Notes 4.00% due 11/15/2029*		2,530,000	2,681,800

41

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diagnostic Equipment — 0.5%
Avantor Funding, Inc. Company Guar. Notes 4.63% due 07/15/2028*	$2,505,000	$2,611,513

Distribution/Wholesale — 1.0%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	575,000	580,750
Core & Main Holdings LP Senior Notes 8.63% due 09/15/2024*(1)	1,910,000	1,939,357
G-III Apparel Group, Ltd. Senior Sec. Notes 7.88% due 08/15/2025*	1,780,000	1,917,950
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	1,040,000	1,093,352

		5,531,409

E-Commerce/Services — 0.4%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 3.50% due 03/01/2029*	2,230,000	2,218,850

Electronic Components - Semiconductors — 0.1%
Qorvo, Inc. Company Guar. Notes 4.38% due 10/15/2029	660,000	711,975

Enterprise Software/Service — 0.4%
BY Crown Parent LLC/BY Bond Finance, Inc. Senior Sec. Notes 4.25% due 01/31/2026*	825,000	849,750
Open Text Holdings, Inc. Company Guar. Notes 4.13% due 02/15/2030*	1,525,000	1,583,712

		2,433,462

Finance - Auto Loans — 0.6%
Credit Acceptance Corp. Company Guar. Notes 5.13% due 12/31/2024*	1,470,000	1,492,344
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	1,565,000	1,635,425

		3,127,769

Finance - Consumer Loans — 1.9%
Navient Corp. Senior Notes 6.50% due 06/15/2022	2,029,000	2,105,351
OneMain Finance Corp. Company Guar. Notes 4.00% due 09/15/2030	1,525,000	1,479,448
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	4,135,000	4,362,425
Springleaf Finance Corp. Company Guar. Notes 6.13% due 03/15/2024	485,000	521,375
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	1,505,000	1,697,460
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	475,000	548,625

		10,714,684

Security Description	Principal Amount(13)	Value (Note 2)

Finance - Mortgage Loan/Banker — 2.7%
Genworth Mtg. Holdings, Inc. Senior Notes 6.50% due 08/15/2025*	$2,935,000	$3,171,649
Home Point Capital, Inc. Company Guar. Notes 5.00% due 02/01/2026*	2,835,000	2,820,825
LD Holdings Group LLC Company Guar. Notes 6.50% due 11/01/2025*	2,570,000	2,724,200
Nationstar Mtg. Holdings, Inc. Company Guar. Notes 5.13% due 12/15/2030*	1,580,000	1,611,821
PennyMac Financial Services, Inc. Company Guar. Notes 4.25% due 02/15/2029*	1,360,000	1,343,299
PennyMac Financial Services, Inc. Company Guar. Notes 5.38% due 10/15/2025*	2,825,000	2,952,125

		14,623,919

Financial Guarantee Insurance — 0.6%
MGIC Investment Corp. Senior Notes 5.25% due 08/15/2028	2,310,000	2,428,156
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	975,000	1,101,750

		3,529,906

Food - Catering — 0.3%
Aramark Services, Inc. Company Guar. Notes 5.00% due 04/01/2025*	765,000	782,213
Aramark Services, Inc. Company Guar. Notes 5.00% due 02/01/2028#*	855,000	876,375

		1,658,588

Food - Misc./Diversified — 2.2%
B&G Foods, Inc. Company Guar. Notes 5.25% due 09/15/2027	1,440,000	1,510,949
Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	3,545,000	3,698,853
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	2,974,000	3,121,882
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	1,440,000	1,507,896
TreeHouse Foods, Inc. Company Guar. Notes 4.00% due 09/01/2028	1,184,000	1,216,797
TreeHouse Foods, Inc. Company Guar. Notes 6.00% due 02/15/2024*	822,000	836,985

		11,893,362

Funeral Services & Related Items — 0.3%
Service Corp. International Senior Notes 4.63% due 12/15/2027	735,000	775,792
Service Corp. International Senior Notes 5.13% due 06/01/2029	725,000	783,457

		1,559,249

42

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Gambling (Non-Hotel) — 1.2%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	$2,880,000	$2,858,919
Caesars Resort Collection LLC/CRC Finco, Inc. Senior Sec. Notes 5.75% due 07/01/2025*	640,000	672,000
Jacobs Entertainment, Inc. Sec. Notes 7.88% due 02/01/2024*	2,695,000	2,805,360

		6,336,279

Gas - Distribution — 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	751,000	824,020
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	5,000	5,533
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	2,904,000	3,274,260

		4,103,813

Hazardous Waste Disposal — 0.4%
Stericycle, Inc. Company Guar. Notes 5.38% due 07/15/2024*	1,925,000	1,987,563

Independent Power Producers — 0.3%
Clearway Energy Operating LLC Company Guar. Notes 4.75% due 03/15/2028*	1,310,000	1,400,063

Insurance - Multi-line — 1.4%
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 7.00% due 11/15/2025*	4,130,000	4,233,250
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 10.13% due 08/01/2026*	465,000	535,620
Genworth Holdings, Inc. Company Guar. Notes 4.80% due 02/15/2024	260,000	244,400
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	1,215,000	1,154,250
Genworth Holdings, Inc. Company Guar. Notes 6.50% due 06/15/2034#	1,120,000	1,057,000
Genworth Holdings, Inc. Company Guar. Notes 7.63% due 09/24/2021#	539,000	536,305

		7,760,825

Insurance - Property/Casualty — 0.2%
AssuredPartners, Inc. Senior Notes 5.63% due 01/15/2029*	1,015,000	1,020,075

Internet Content - Information/News — 0.2%
Arches Buyer, Inc. Senior Sec. Notes 4.25% due 06/01/2028*	875,000	882,285
Arches Buyer, Inc. Senior Notes 6.13% due 12/01/2028*	475,000	491,024

		1,373,309

Security Description	Principal Amount(13)		Value (Note 2)

Machinery - General Industrial — 0.2%
Vertical US Newco, Inc. Senior Sec. Notes 5.25% due 07/15/2027*		$1,195,000	$1,245,788

Medical Information Systems — 0.4%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. Company Guar. Notes 5.75% due 03/01/2025*		1,890,000	1,936,267

Medical Labs & Testing Services — 0.8%
Catalent Pharma Solutions, Inc. Company Guar. Notes 3.13% due 02/15/2029*		575,000	568,089
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*		545,000	570,206
IQVIA, Inc. Company Guar. Notes 2.25% due 01/15/2028*	EUR	1,120,000	1,354,850
IQVIA, Inc. Company Guar. Notes 5.00% due 05/15/2027*		1,840,000	1,925,100

			4,418,245

Medical Products — 0.4%
Hill-Rom Holdings, Inc. Company Guar. Notes 4.38% due 09/15/2027*		1,965,000	2,048,513

Medical - Drugs — 0.0%
Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*		20,000	22,125

Medical - Generic Drugs — 0.2%
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*		1,035,000	1,112,625

Medical - Hospitals — 3.2%
CHS/Community Health Systems, Inc. Senior Sec. Notes 4.75% due 02/15/2031*		1,185,000	1,166,869
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*		635,000	668,773
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.63% due 02/15/2025*		3,695,000	3,885,761
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030		3,565,000	3,685,394
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025		3,520,000	3,951,200
HCA, Inc. Company Guar. Notes 5.38% due 09/01/2026		2,270,000	2,590,845
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028		105,000	122,197
HCA, Inc. Company Guar. Notes 5.88% due 02/01/2029		265,000	312,395
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095		1,020,000	1,388,618

			17,772,052

43

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Metal - Aluminum — 0.7%
Novelis Corp. Company Guar. Notes 4.75% due 01/30/2030*	$1,230,000	$1,281,906
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	2,540,000	2,647,950

		3,929,856

Music — 0.4%
WMG Acquisition Corp. Company Guar. Notes 5.50% due 04/15/2026*	2,328,000	2,389,925

Office Automation & Equipment — 1.2%
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.13% due 05/01/2025	855,000	882,039
Xerox Corp. Senior Notes 4.38% due 03/15/2023	4,060,000	4,234,661
Xerox Corp. Senior Notes 4.80% due 03/01/2035	155,000	155,388
Xerox Corp. Senior Notes 6.75% due 12/15/2039	970,000	1,069,425
Xerox Holdings Corp. Company Guar. Notes 5.00% due 08/15/2025*	290,000	306,313

		6,647,826

Oil Companies - Exploration & Production — 5.9%
Apache Corp. Senior Notes 4.38% due 10/15/2028	1,700,000	1,721,250
Apache Corp. Senior Notes 4.63% due 11/15/2025	2,030,000	2,103,587
Apache Corp. Senior Notes 4.75% due 04/15/2043	918,000	897,354
Apache Corp. Senior Notes 5.10% due 09/01/2040	1,087,000	1,109,099
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	2,300,000	2,420,106
Continental Resources, Inc. Company Guar. Notes 4.90% due 06/01/2044	1,050,000	1,050,000
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	990,000	1,118,700
EQT Corp. Senior Notes 3.90% due 10/01/2027	1,740,000	1,809,600
Matador Resources Co. Company Guar. Notes 5.88% due 09/15/2026#	2,400,000	2,340,000
Occidental Petroleum Corp. Senior Notes 2.90% due 08/15/2024	2,120,000	2,060,640
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	1,745,000	1,638,232

Security Description	Principal Amount(13)	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	$85,000	$82,530
Occidental Petroleum Corp. Senior Notes 4.20% due 03/15/2048	7,570,000	6,453,425
Occidental Petroleum Corp. Senior Notes 5.50% due 12/01/2025	1,380,000	1,465,560
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031#	545,000	604,269
Ovintiv Exploration, Inc. Company Guar. Notes 5.63% due 07/01/2024	715,000	784,003
Range Resources Corp. Company Guar. Notes 8.25% due 01/15/2029*	735,000	789,905
SM Energy Co. Senior Notes 5.00% due 01/15/2024#	1,010,000	964,550
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. Company Guar. Notes 8.75% due 04/15/2023*	3,340,000	3,331,650

		32,744,460

Oil Refining & Marketing — 0.4%
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.88% due 03/15/2028	375,000	397,552
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 6.00% due 04/15/2027	1,900,000	1,978,375

		2,375,927

Pipelines — 6.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	3,005,000	3,029,416
Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*	945,000	966,262
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	960,000	972,000
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	1,379,000	1,446,226
DCP Midstream Operating LP Company Guar. Notes 5.38% due 07/15/2025	5,105,000	5,442,134
EnLink Midstream LLC Company Guar. Notes 5.63% due 01/15/2028*	2,445,000	2,466,394
EQM Midstream Partners LP Senior Notes 4.50% due 01/15/2029*	1,415,000	1,371,666
EQM Midstream Partners LP Senior Notes 4.75% due 01/15/2031*	1,085,000	1,045,669
EQM Midstream Partners LP Senior Notes 6.00% due 07/01/2025*	675,000	713,812

44

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
EQM Midstream Partners LP Senior Notes 6.50% due 07/01/2027*	$685,000	$734,806
EQM Midstream Partners LP Senior Notes 6.50% due 07/15/2048	1,035,000	978,075
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 6.00% due 03/01/2027*	1,800,000	1,815,858
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031*	1,570,000	1,610,035
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027	3,385,000	3,639,417
Western Midstream Operating LP Senior Notes 5.30% due 02/01/2030	4,725,000	5,122,054
Western Midstream Operating LP Senior Notes 6.50% due 02/01/2050	1,375,000	1,582,226

		32,936,050

Protection/Safety — 0.7%
APX Group, Inc. Senior Sec. Notes 6.75% due 02/15/2027*	457,000	486,705
APX Group, Inc. Company Guar. Notes 7.63% due 09/01/2023	3,215,000	3,342,635

		3,829,340

Racetracks — 0.8%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	3,730,000	3,890,763
Speedway Motorsports LLC/Speedway Funding II, Inc. Senior Notes 4.88% due 11/01/2027*	598,000	596,505

		4,487,268

Real Estate Investment Trusts — 1.5%
FelCor Lodging LP Company Guar. Notes 6.00% due 06/01/2025	2,645,000	2,718,928
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	2,270,000	2,190,550
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 5.25% due 10/01/2025*	310,000	308,062
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.50% due 02/15/2025*	250,000	253,438
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.75% due 02/15/2027*	165,000	167,475
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.25% due 12/01/2026*	1,295,000	1,335,469

Security Description	Principal Amount(13)	Value (Note 2)

Real Estate Investment Trusts (continued)
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.63% due 12/01/2029*	$1,085,000	$1,138,924

		8,112,846

Rental Auto/Equipment — 1.6%
Ashtead Capital, Inc. Company Guar. Notes 4.00% due 05/01/2028*	2,890,000	3,063,400
Herc Holdings, Inc. Company Guar. Notes 5.50% due 07/15/2027*	3,230,000	3,399,575
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	1,340,000	1,421,030
United Rentals North America, Inc. Company Guar. Notes 5.88% due 09/15/2026	1,025,000	1,075,107

		8,959,112

Retail - Apparel/Shoe — 0.5%
L Brands, Inc. Company Guar. Notes 5.25% due 02/01/2028	220,000	235,400
L Brands, Inc. Company Guar. Notes 6.63% due 10/01/2030*	2,045,000	2,295,512

		2,530,912

Retail - Automobile — 0.5%
Asbury Automotive Group, Inc. Company Guar. Notes 4.50% due 03/01/2028	155,000	159,650
Asbury Automotive Group, Inc. Company Guar. Notes 4.75% due 03/01/2030	157,000	164,457
Group 1 Automotive, Inc. Company Guar. Notes 4.00% due 08/15/2028*	980,000	989,800
Lithia Motors, Inc. Company Guar. Notes 4.63% due 12/15/2027*	1,510,000	1,585,500

		2,899,407

Retail - Building Products — 0.6%
Specialty Building Products Holdings LLC Senior Sec. Notes 6.38% due 09/30/2026*	3,100,000	3,216,250

Retail - Office Supplies — 1.0%
Staples, Inc. Senior Sec. Notes 7.50% due 04/15/2026*	5,360,000	5,371,792

Retail - Pawn Shops — 0.5%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	2,605,000	2,706,387

Retail - Pet Food & Supplies — 0.1%
PetSmart, Inc./PetSmart Finance Corp. Senior Sec. Notes 4.75% due 02/15/2028*	320,000	331,504
PetSmart, Inc./PetSmart Finance Corp. Company Guar. Notes 7.75% due 02/15/2029*	365,000	391,517

		723,021

45

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Regional Department Stores — 0.2%
Macy’s Retail Holdings, Inc. Company Guar. Notes 2.88% due 02/15/2023	$56,000	$55,592
Macy’s Retail Holdings, Inc. Company Guar. Notes 3.63% due 06/01/2024#	499,000	495,257
Macy’s Retail Holdings, Inc. Company Guar. Notes 4.30% due 02/15/2043	345,000	261,338
Macy’s Retail Holdings, Inc. Company Guar. Notes 4.50% due 12/15/2034	150,000	126,750
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.13% due 01/15/2042	75,000	61,500

		1,000,437

Retail - Restaurants — 0.9%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	1,830,000	1,914,637
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	2,225,000	2,300,094
Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*	770,000	803,418

		5,018,149

Semiconductor Equipment — 0.7%
Entegris, Inc. Company Guar. Notes 4.63% due 02/10/2026*	3,550,000	3,665,836

Steel Pipe & Tube — 0.1%
Advanced Drainage Systems, Inc. Company Guar. Notes 5.00% due 09/30/2027*	545,000	572,250

Steel - Producers — 0.2%
United States Steel Corp. Senior Notes 6.88% due 03/01/2029	920,000	902,175

Telecom Services — 0.4%
Embarq Corp. Senior Notes 8.00% due 06/01/2036	1,640,000	1,939,300

Telephone - Integrated — 1.3%
Frontier Communications Corp. Senior Sec. Notes 5.00% due 05/01/2028*	1,450,000	1,497,125
Frontier Communications Corp. Senior Sec. Notes 5.88% due 10/15/2027*	1,550,000	1,658,500
Frontier Communications Corp. Sec. Notes 6.75% due 05/01/2029*	1,550,000	1,619,750
Frontier Communications Corp. Senior Notes 6.88% due 01/15/2025†(2)(3)	2,690,000	1,418,975
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022†(2)(3)	1,800,000	1,021,500

		7,215,850

Security Description	Principal Amount(13)		Value (Note 2)

Television — 0.5%
Scripps Escrow, Inc. Company Guar. Notes 5.88% due 07/15/2027*		$2,585,000	$2,693,570

Theaters — 0.6%
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023		1,522,000	1,506,339
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022		1,620,000	1,605,825

			3,112,164

Toys — 0.8%
Mattel, Inc. Company Guar. Notes 5.88% due 12/15/2027*		1,035,000	1,126,727
Mattel, Inc. Company Guar. Notes 6.75% due 12/31/2025*		3,220,000	3,382,610

			4,509,337

Transactional Software — 0.3%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*		1,430,000	1,421,563

Transport - Equipment & Leasing — 0.4%
DAE Funding LLC Company Guar. Notes 4.50% due 08/01/2022*		675,000	678,375
DAE Funding LLC Company Guar. Notes 5.00% due 08/01/2024*		1,345,000	1,388,712

			2,067,087

Total U.S. Corporate Bonds & Notes
(cost $379,619,095)			402,550,335

FOREIGN CORPORATE BONDS & NOTES — 16.6%
Auto/Truck Parts & Equipment - Original — 1.3%
Adient Global Holdings, Ltd. Company Guar. Notes 3.50% due 08/15/2024	EUR	2,360,000	2,897,575
Adient Global Holdings, Ltd. Company Guar. Notes 4.88% due 08/15/2026#*		2,580,000	2,605,800
Clarios Global LP/Clarios US Finance Co. Company Guar. Notes 8.50% due 05/15/2027*		1,630,000	1,758,770

			7,262,145

Building Products - Wood — 0.3%
Norbord, Inc. Senior Sec. Notes 5.75% due 07/15/2027*		1,620,000	1,739,475

Building - Residential/Commercial — 0.2%
Empire Communities Corp. Senior Notes 7.00% due 12/15/2025*		775,000	815,687

Cable/Satellite TV — 1.8%
Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*		420,000	422,100
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*		2,210,000	2,306,931

46

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(13)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023		$1,415,000	$1,508,744
Virgin Media Secured Finance PLC Senior Sec. Notes 4.50% due 08/15/2030*		3,285,000	3,358,912
Ziggo BV Senior Sec. Notes 5.50% due 01/15/2027*		2,375,000	2,467,649

			10,064,336

Cellular Telecom — 0.9%
Altice France SA Senior Sec. Notes 5.50% due 01/15/2028*		525,000	535,558
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*		3,940,000	4,294,639

			4,830,197

Chemicals - Specialty — 0.7%
Diamond BC BV Senior Notes 5.63% due 08/15/2025	EUR	3,045,000	3,738,241

Containers - Metal/Glass — 2.2%
ARD Finance SA Senior Sec. Notes 6.50% due 06/30/2027*(1)		3,775,000	3,992,062
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Sec. Notes 4.13% due 08/15/2026*		650,000	672,690
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Sec. Notes 5.25% due 04/30/2025*		1,115,000	1,176,325
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Notes 5.25% due 08/15/2027*		1,860,000	1,926,253
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 02/15/2025*		363,000	375,233
OI European Group BV Company Guar. Notes 4.00% due 03/15/2023*		3,579,000	3,659,528
Trivium Packaging Finance BV Senior Sec. Notes 5.50% due 08/15/2026*		520,000	544,024

			12,346,115

Cruise Lines — 0.9%
Carnival Corp. Senior Notes 7.63% due 03/01/2026*		480,000	504,600
Carnival Corp. Senior Notes 7.63% due 03/01/2026*	EUR	360,000	463,895
Carnival Corp. Senior Sec. Notes 11.50% due 04/01/2023*		3,290,000	3,750,600

			4,719,095

Security Description	Principal Amount(13)	Value (Note 2)

Electronic Components - Misc. — 0.3%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	$1,435,000	$1,574,482

Enterprise Software/Service — 0.3%
Open Text Corp. Company Guar. Notes 3.88% due 02/15/2028*	1,790,000	1,819,087

Finance - Consumer Loans — 0.4%
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	2,300,000	2,380,500

Medical - Drugs — 3.5%
Bausch Health Co., Inc. Company Guar. Notes 6.13% due 04/15/2025*	2,035,000	2,081,072
Bausch Health Co., Inc. Senior Sec. Notes 7.00% due 03/15/2024*	455,000	464,811
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 01/30/2028*	4,180,000	4,263,600
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 02/15/2029*	2,575,000	2,603,969
Bausch Health Cos., Inc. Company Guar. Notes 7.00% due 01/15/2028*	2,480,000	2,682,418
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 06/30/2028*	947,000	831,466
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Sec. Notes 9.50% due 07/31/2027*	1,361,000	1,532,826
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	2,270,000	2,128,715
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 6.75% due 03/01/2028#	1,700,000	1,883,600
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 9.00% due 12/15/2025*	445,000	483,960

		18,956,437

Metal - Aluminum — 0.7%
Constellium NV Company Guar. Notes 5.88% due 02/15/2026*	3,240,000	3,330,720
Constellium SE Company Guar. Notes 3.75% due 04/15/2029*	415,000	411,970
Constellium SE Senior Notes 5.63% due 06/15/2028*	250,000	264,063

		4,006,753

Miscellaneous Manufacturing — 0.2%
Bombardier, Inc. Senior Notes 7.88% due 04/15/2027*	1,180,000	1,059,286

Oil & Gas Drilling — 0.4%
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	4,540,000	2,088,400

47

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(13)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Retail - Restaurants — 1.5%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.50% due 02/15/2029*		$3,620,000	$3,547,600
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*		2,190,000	2,223,069
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.00% due 10/15/2030*		2,360,000	2,301,708

			8,072,377

Telecom Services — 0.3%
Altice France Holding SA Senior Sec. Notes 8.00% due 05/15/2027*	EUR	1,230,000	1,617,622

Television — 0.5%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022		$2,720,000	2,828,800

Transport - Equipment & Leasing — 0.2%
Fly Leasing, Ltd. Senior Notes 5.25% due 10/15/2024#		1,360,000	1,309,170

Total Foreign Corporate Bonds & Notes
(cost $87,178,872)			91,228,205

FOREIGN CONVERTIBLE BONDS & NOTES — 0.3%
Building - Heavy Construction — 0.3%
Cellnex Telecom SA Senior Notes 1.50% due 01/16/2026 (cost $1,415,900)	EUR	900,000	1,652,850

LOANS(4)(5)(6) — 1.3%
Auto/Truck Parts & Equipment - Original — 0.3%
Panther BF Aggregator 2 LP FRS BTL-B 3.61% (1 ML +3.50%) due 04/30/2026		$1,803,535	1,803,535

Chemicals - Specialty — 0.2%
Diamond BC BV FRS BTL 3.11% (1 ML+3.00%) due 09/06/2024		839,050	833,937

Data Processing/Management — 0.5%
Dun & Bradstreet Corp. FRS BTL 3.36% (1 ML +3.25%) due 02/06/2026		2,625,337	2,629,275

Food - Misc./Diversified — 0.0%
Froneri US, Inc. FRS 2nd Lien 5.86% (1 ML+5.75%) due 01/31/2028		125,000	126,094

Insurance Brokers — 0.3%
HUB International, Ltd. FRS BTL-B 2.91% (2 ML+2.75%) due 04/25/2025		4,275	4,227

Security Description	Shares/ Principal Amount(13)	Value (Note 2)

Insurance Brokers (continued)
HUB International, Ltd. FRS BTL-B 2.97% (3 ML+2.75%) due 04/25/2025	$1,662,975	$1,644,475

Total Loans
(cost $7,040,995)		7,041,543

COMMON STOCKS — 0.0%
Coal — 0.0%
Foresight Energy LLC(7)(8) (cost $2,584)	3,805	34,919

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Diversified Banking Institutions — 0.7%
Credit Suisse Group AG 6.25% due 12/18/2024(9) (cost $3,507,791)	$3,610,000	3,971,000

ESCROWS AND LITIGATION TRUSTS — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(3)(7)(10)	50,000	0
Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015*†(3)(7)(10)	925,000	0

Total Escrows And Litigation Trusts
(cost $956,000)		0

Total Long-Term Investment Securities
(cost $489,265,288)		518,308,120

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Registered Investment Companies — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio 0.05%(11)(12) (cost $4,379,360)	4,379,360	4,379,360

REPURCHASE AGREEMENTS — 4.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/26/2021, to be repurchased 03/01/2021 in the amount of $26,895,000 and collateralized by $26,403,800 of United States Treasury Notes, bearing interest at 1.50% due 11/30/2024 and having an approximate value of $27,432,977 (cost $26,895,000)	$26,895,000	26,895,000

TOTAL INVESTMENTS
(cost $520,539,648)(14)	99.9%	549,582,480
Other assets less liabilities	0.1	800,739

NET ASSETS	100.0%	$550,383,219

#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2021, the aggregate value of these securities was $317,070,879 representing 57.6% of net assets.

†	Non-income producing security
(1)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(2)	Security in default of interest.
(3)	Company has filed for bankruptcy protection.
(4)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base

48

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(5)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(6)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(7)	Securities classified as Level 3 (see Note 2).
(8)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2021, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Foresight Energy LLC	08/25/2020	3,805	$2,584	$34,919	$9.18	0.01%

(9)	Perpetual maturity — maturity date reflects the next call date.
(10)	Security in default of interest and principal at maturity.
(11)

At February 28, 2021, the Fund had loaned securities with a total value of $11,497,668. This was secured by collateral of $4,379,360, which was received in cash and subsequently invested in short-term investments currently valued at $4,379,360 as reported in the Portfolio of Investments. Additional collateral of $7,362,447 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2021
United States Treasury Bills	0.00%	04/08/2021 to 06/17/2021	$ 858,337
United States Treasury Notes/Bonds	0.13% to 3.88%	03/31/2021 to 08/15/2049	6,504,110

(12)	The rate shown is the 7-day yield as of February 28, 2021.
(13)	Denominated in United States dollars unless otherwise indicated.
(14)	See Note 5 for cost of investments on a tax basis.

BTL — Bank Term Loan

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at February 28, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Currency Legend

EUR—Euro Currency

Index Legend

1 ML — 1 Month USD Libor

2 ML — 2 Month USD Libor

3 ML — 3 Month USD Libor

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
UBS AG	EUR	10,822,000	USD	13,168,588	03/31/2021	$102,378	$—

EUR—Euro Currency

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

U.S. Convertible Bonds & Notes	$—	$11,829,268	$—	$11,829,268
U.S. Corporate Bonds & Notes	—	402,550,335	—	402,550,335
Foreign Corporate Bonds & Notes	—	91,228,205	—	91,228,205
Foreign Convertible Bonds & Notes	—	1,652,850	—	1,652,850
Loans	—	7,041,543	—	7,041,543
Common Stocks	—	—	34,919	34,919
Preferred Securities/Capital Securities	—	3,971,000	—	3,971,000
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investment Securities	4,379,360	—	—	4,379,360
Repurchase Agreements	—	26,895,000	—	26,895,000

Total Investments at Value	$4,379,360	$545,168,201	$34,919	$549,582,480

Other Financial Instruments:+

Forward Foreign Currency Contracts	$—	$102,378	$—	$102,378

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

49

VALIC Company II International Opportunities Fund

PORTFOLIO PROFILE — February 28, 2021 (unaudited)

Industry Allocation*

Machinery — General Industrial	3.9%
Computer Services	3.4
Registered Investment Companies	2.6
E-Commerce/Services	2.4
Electronic Components — Misc.	2.3
Internet Content — Information/News	2.2
Retail — Drug Store	2.0
Real Estate Operations & Development	1.9
Steel — Producers	1.8
Industrial Automated/Robotic	1.7
Cosmetics & Toiletries	1.7
Real Estate Investment Trusts	1.7
Chemicals — Diversified	1.7
Energy — Alternate Sources	1.5
Building & Construction Products — Misc.	1.5
Commercial Services	1.4
Electronic Parts Distribution	1.4
Electronic Components — Semiconductors	1.4
Entertainment Software	1.3
Computers — Integrated Systems	1.3
Food — Retail	1.3
Oil Companies — Exploration & Production	1.2
Electric Products — Misc.	1.2
Chemicals — Specialty	1.2
Computer Software	1.2
Retail — Apparel/Shoe	1.2
Enterprise Software/Service	1.2
Electronic Measurement Instruments	1.1
Retail — Building Products	1.1
Building — Residential/Commercial	1.1
Recycling	1.0
Transport — Services	1.0
Hotels/Motels	1.0
Motorcycle/Motor Scooter	0.9
Internet Gambling	0.9
Athletic Equipment	0.9
Banks — Commercial	0.9
Containers — Paper/Plastic	0.9
Machinery — Construction & Mining	0.9
Veterinary Products	0.9
E-Services/Consulting	0.9
Circuit Boards	0.9
Medical Labs & Testing Services	0.9
Medical — Drugs	0.9
Applications Software	0.8
Airport Development/Maintenance	0.8
Gold Mining	0.8
Building — Heavy Construction	0.8
Chemicals — Plastics	0.8
Food — Meat Products	0.8
Auto/Truck Parts & Equipment — Original	0.8
Banks — Super Regional	0.7
Machinery — Electrical	0.7
Internet Brokers	0.7
Food — Misc./Diversified	0.7
Medical — Biomedical/Gene	0.7
Repurchase Agreements	0.7
Airlines	0.7
Investment Management/Advisor Services	0.7
E-Commerce/Products	0.6
Retail — Auto Parts	0.6
Computers — Periphery Equipment	0.6
Medical Products	0.6
Electric — Generation	0.6
Broadcast Services/Program	0.6
Distribution/Wholesale	0.6
Coatings/Paint	0.6
Machinery — Material Handling	0.6
Bicycle Manufacturing	0.6

Finance — Other Services	0.5
Casino Hotels	0.5
Athletic Footwear	0.5
Diagnostic Equipment	0.5
Brewery	0.5
Gambling (Non-Hotel)	0.5
Building Products — Cement	0.5
Building Products — Air & Heating	0.5
Semiconductor Equipment	0.5
Insurance — Property/Casualty	0.5
Transport — Truck	0.4
Containers — Metal/Glass	0.4
Machinery — Pumps	0.4
Food — Confectionery	0.4
Gas — Distribution	0.4
Medical Instruments	0.4
Theaters	0.4
Optical Supplies	0.4
Retail — Discount	0.4
Insurance Brokers	0.3
Hazardous Waste Disposal	0.3
Engineering/R&D Services	0.3
Advertising Services	0.3
Medical — Wholesale Drug Distribution	0.3
Finance — Investment Banker/Broker	0.3
Retail — Major Department Stores	0.3
Fisheries	0.3
Food — Flour & Grain	0.3
Dental Supplies & Equipment	0.3
Real Estate Management/Services	0.2
Insurance — Multi-line	0.2
Auto — Heavy Duty Trucks	0.2
Retail — Automobile	0.2
Finance — Commercial	0.2
Leisure Products	0.2
Internet Financial Services	0.2
E-Marketing/Info	0.2
Retail — Restaurants	0.2
Oil Refining & Marketing	0.2
Home Furnishings	0.2
Human Resources	0.2
Appliances	0.2
Audio/Video Products	0.2
Food — Catering	0.2
Motion Pictures & Services	0.2
Diversified Financial Services	0.2
Telephone — Integrated	0.2
Retail — Propane Distribution	0.2
Retail — Misc./Diversified	0.2
Home Decoration Products	0.2
Aerospace/Defense	0.2
Beverages — Non-alcoholic	0.2
Precious Metals	0.2
Electronic Connectors	0.2
Consulting Services	0.2
Electric — Integrated	0.1
Textile — Products	0.1
Machine Tools & Related Products	0.1
Disposable Medical Products	0.1
Metal Processors & Fabrication	0.1
Computers	0.1
Tobacco	0.1
Miscellaneous Manufacturing	0.1
Security Services	0.1
Diversified Manufacturing Operations	0.1
Diversified Operations	0.1
Food — Wholesale/Distribution	0.1
Medical — Hospitals	0.1
Finance — Consumer Loans	0.1

50

VALIC Company II International Opportunities Fund

PORTFOLIO PROFILE — February 28, 2021 (unaudited) — (continued)

Industry Allocation* (continued)

Building — Maintenance & Services	0.1%
Publishing — Periodicals	0.1
Computer Aided Design	0.1
Aerospace/Defense — Equipment	0.1
Diversified Minerals	0.1
Apparel Manufacturers	0.1
Paper & Related Products	0.1
Electronic Security Devices	0.1
Metal — Iron	0.1
Schools	0.1
Explosives	0.1
Non-Hazardous Waste Disposal	0.1
MRI/Medical Diagnostic Imaging	0.1
Water	0.1
Instruments — Scientific	0.1
Television	0.1
Medical — HMO	0.1
Oil — U.S. Royalty Trusts	0.1
Power Converter/Supply Equipment	0.1
Cable/Satellite TV	0.1
Transport — Rail	0.1
Electric — Distribution	0.1
Transport — Marine	0.1
Medical Information Systems	0.1

101.6%

Country Allocation*

Japan	24.4%
United Kingdom	14.8
Germany	8.6
Canada	5.8
South Korea	4.9
Australia	4.3
United States	3.4
Sweden	3.1
Brazil	2.8
Cayman Islands	2.6
Netherlands	2.6
Ireland	2.4
France	2.2
Switzerland	2.1
Italy	1.7
Bermuda	1.7
Taiwan	1.6
Norway	1.2
Luxembourg	1.2
India	1.1
Spain	1.0
Mexico	1.0
Singapore	0.8
Finland	0.8
Belgium	0.7
Denmark	0.7
Indonesia	0.5
Austria	0.4
Russia	0.4
Philippines	0.3
Cyprus	0.3
Faroe Islands	0.3
New Zealand	0.3
Hong Kong	0.2
Mauritius	0.2
Greece	0.2
Curacao	0.2
Chile	0.2
Jersey	0.1
Papua New Guinea	0.1

South Africa	0.1
China	0.1
Thailand	0.1
Portugal	0.1

101.6%

*	Calculated as a percentage of net assets

51

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.3%
Australia — 4.3%
Ansell, Ltd.	43,164	$1,197,976
ASX, Ltd.	13,703	712,759
AUB Group, Ltd.	104,298	1,527,999
Bapcor, Ltd.	859,252	4,522,275
Bingo Industries, Ltd.#	204,481	505,054
Deterra Royalties, Ltd.†	110,875	388,173
Domain Holdings Australia, Ltd.†	1,076,100	3,734,302
HUB24, Ltd.†	217,298	3,494,478
Iluka Resources, Ltd.	110,875	633,020
IPH, Ltd.	276,635	1,302,683
Omni Bridgeway, Ltd.	197,174	559,830
Orica, Ltd.	52,319	505,626
Ramsay Health Care, Ltd.#	14,855	754,392
Ridley Corp., Ltd.	883,131	716,899
SEEK, Ltd.	27,597	545,727
Sonic Healthcare, Ltd.	20,124	491,320
Star Entertainment Group, Ltd.†	1,377,579	3,911,318
Steadfast Group, Ltd.	298,652	916,893
Tabcorp Holdings, Ltd.	239,772	820,992
Webjet, Ltd.#	107,760	460,183
Westgold Resources, Ltd.†	1,308,099	2,053,294
WiseTech Global, Ltd.	38,756	813,213

		30,568,406

Austria — 0.4%
Mayr-Melnhof Karton AG	5,791	1,263,274
Vienna Insurance Group AG Wiener Versicherung Gruppe	63,392	1,701,806

		2,965,080

Belgium — 0.7%
Barco NV	175,853	4,315,650
Melexis NV	7,447	880,548

		5,196,198

Bermuda — 1.7%
Cafe de Coral Holdings, Ltd.	670,000	1,485,731
China Resources Gas Group, Ltd.	286,000	1,428,811
Dairy Farm International Holdings, Ltd.	264,400	1,144,852
Esprit Holdings, Ltd.†	251,550	29,837
Geopark, Ltd.#	224,334	3,685,808
Hiscox, Ltd.†	84,610	1,112,774
Midland Holdings, Ltd.†	1,754,000	228,396
Peace Mark Holdings, Ltd.†(1)	686,000	0
Shangri-La Asia, Ltd.†	1,242,000	1,271,391
VTech Holdings, Ltd.	159,049	1,333,875

		11,721,475

Brazil — 2.8%
Anima Holding SA†	308,529	510,893
Azul SA†	635,838	4,606,371
Banco Inter SA	133,796	3,709,579
Cia Brasileira de Distribuicao†	33,500	496,146
Cia de Saneamento Basico do Estado de Sao Paulo	20,700	135,927
Energisa SA	47,200	367,800
Equatorial Energia SA	71,100	255,007
Gerdau SA (Preference Shares)	113,900	525,783
Hapvida Participacoes e Investimentos SA*	148,200	409,889
Hypera SA	97,155	568,278
JBS SA	66,365	305,761
Locaweb Servicos de Internet SA*	821,824	4,220,423
Lojas Renner SA	63,510	415,452
Magazine Luiza SA	81,700	352,505
Multiplan Empreendimentos Imobiliarios SA	137,081	481,381
Odontoprev SA	54,400	126,482
Rumo SA†	117,706	380,157
Suzano SA†	47,900	625,396

Security Description	Shares	Value (Note 2)

Brazil (continued)
TOTVS SA	82,100	$459,708
Transmissora Alianca de Energia Eletrica SA	56,433	307,631

		19,260,569

Canada — 5.8%
Agnico Eagle Mines, Ltd.	26,671	1,488,848
Aritzia, Inc.†	296,418	6,985,365
ATS Automation Tooling Systems, Inc.†	298,841	6,586,901
Capital Power Corp.	154,806	4,173,655
Descartes Systems Group, Inc.†	60,495	3,541,948
Dollarama, Inc.	35,625	1,355,743
Enerplus Corp.†#	929,365	4,498,577
Granite Real Estate Investment Trust	81,281	4,656,125
Kinaxis, Inc.†	35,218	4,759,937
SSR Mining, Inc.†	71,823	1,019,835
TMX Group, Ltd.#	15,619	1,491,083

		40,558,017

Cayman Islands — 2.6%
51job, Inc. ADR†	20,725	1,359,560
ASM Pacific Technology, Ltd.	75,500	1,050,281
Burning Rock Biotech, Ltd. ADR†#	14,278	513,865
China Literature, Ltd.†#*	95,200	887,385
Endeavour Mining Corp.	95,916	1,847,321
ESR Cayman, Ltd.†*	280,400	887,496
Haitian International Holdings, Ltd.	461,000	1,583,927
iClick Interactive Asia Group, Ltd. ADR†	37,581	552,817
Niu Technologies ADR†#	159,125	5,948,093
Pacific Textiles Holdings, Ltd.	1,613,000	1,033,541
Shenguan Holdings Group, Ltd.	536,000	23,495
Silicon Motion Technology Corp. ADR	20,330	1,208,415
Tingyi Cayman Islands Holding Corp.	710,000	1,426,142

		18,322,338

Chile — 0.2%
Aguas Andinas SA, Class A	1,155,556	331,235
Banco Santander Chile	6,819,294	390,003
Compania Cervecerias Unidas SA ADR	18,534	320,638

		1,041,876

China — 0.1%
Yunnan Baiyao Group Co., Ltd., Class A	38,800	785,670

Colombia — 0.0%
Bancolombia SA ADR	8,020	268,269

Curacao — 0.2%
Hunter Douglas NV†	13,967	1,095,373

Cyprus — 0.3%
TCS Group Holding PLC GDR	40,876	2,129,639

Denmark — 0.7%
Carlsberg A/S, Class B	5,740	903,394
Demant A/S†	11,772	484,961
Dfds A/S†	6,501	313,700
Jyske Bank A/S†	11,941	515,948
Royal Unibrew A/S	20,672	2,128,513
SimCorp A/S	2,508	304,792

		4,651,308

Faroe Islands — 0.3%
Bakkafrost P/F†	26,072	1,852,277

Finland — 0.8%
Tikkurila Oyj	5,693	232,168
Valmet Oyj	151,150	5,073,537

		5,305,705

52

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
France — 2.2%
Alten SA†	10,837	$1,197,052
Cie Plastic Omnium SA	13,448	482,228
Legrand SA	25,994	2,255,632
LISI†	26,239	645,837
SEB SA	6,384	1,145,379
SOITEC†	36,119	7,635,111
Somfy SA	4,648	773,911
Verallia SA*	7,584	278,632
Virbac SA†	3,802	928,929

		15,342,711

Germany — 8.6%
Amadeus Fire AG†	7,165	1,018,373
CANCOM SE	18,397	1,176,436
CTS Eventim AG & Co. KGaA†	40,692	2,769,068
Deutsche Wohnen SE	13,478	633,401
Duerr AG	193,697	7,646,835
Evotec SE†	112,210	4,341,863
flatexDEGIRO AG†	49,430	5,212,518
GEA Group AG	63,127	2,179,869
Gerresheimer AG	20,977	2,166,520
Hella GmbH & Co. KGaA†	5,164	305,425
LEG Immobilien AG	34,760	4,745,058
MTU Aero Engines AG	1,676	398,369
Northern Data AG†	27,046	3,328,502
Rational AG	115	98,376
Salzgitter AG†	250,467	7,476,455
Scout24 AG*	19,166	1,444,141
Steico SE†	26,593	2,265,258
STRATEC SE	23,678	3,376,821
Symrise AG	34,877	4,070,061
TAG Immobilien AG	200,032	5,686,176

		60,339,525

Greece — 0.2%
Hellenic Telecommunications Organization SA	78,475	1,206,275

Hong Kong — 0.2%
China Resources Beer Holdings Co., Ltd.	62,000	467,611
Techtronic Industries Co., Ltd.	80,500	1,228,809

		1,696,420

India — 1.1%
Bharat Heavy Electricals, Ltd.†	600,889	386,773
CESC, Ltd.	128,693	1,060,402
Dabur India, Ltd.	74,845	511,291
Embassy Office Parks REIT	140,000	609,648
Hero MotoCorp, Ltd.	24,514	1,073,499
Mahindra & Mahindra, Ltd.	143,415	1,570,861
MOIL, Ltd.	253,212	518,588
Shriram Transport Finance Co., Ltd.	89,578	1,566,350
Spencer’s Retail, Ltd.†	30,078	31,435
Tata Consumer Products, Ltd.	86,666	714,698

		8,043,545

Indonesia — 0.5%
Indocement Tunggal Prakarsa Tbk PT	1,061,700	931,970
Kalbe Farma Tbk PT	13,883,000	1,433,147
United Tractors Tbk PT	823,900	1,304,701

		3,669,818

Ireland — 2.4%
Dalata Hotel Group PLC†	945,054	4,749,164
DCC PLC	18,181	1,461,528
Flutter Entertainment PLC†	13,689	2,635,683
Grafton Group PLC	413,045	5,694,121

Security Description	Shares	Value (Note 2)

Ireland (continued)
Greencore Group PLC†	51,292	$108,548
Hibernia REIT PLC	186,328	253,141
ICON PLC†	1,872	338,233
Kerry Group PLC, Class A	8,957	1,080,167
Kingspan Group PLC†	3,405	247,525

		16,568,110

Italy — 1.7%
Carel Industries SpA†*	7,431	153,675
Cembre SpA	23,485	589,386
Cerved Group SpA†	187,247	1,522,721
Enav SpA*	199,113	959,518
FinecoBank Banca Fineco SpA†	41,964	737,704
Infrastrutture Wireless Italiane SpA*	54,118	562,526
Italgas SpA	257,359	1,515,942
Reply SpA	53,302	6,180,341

		12,221,813

Japan — 24.4%
ABC-Mart, Inc.#	7,900	449,120
Aeon Delight Co., Ltd.#	12,200	363,385
AEON Financial Service Co., Ltd.#	103,400	1,323,116
Air Water, Inc.	32,200	529,241
Amano Corp.	10,041	224,944
Anritsu Corp.#	176,800	3,770,030
Argo Graphics, Inc.	15,200	418,661
Ariake Japan Co., Ltd.	5,800	359,660
As One Corp.	7,400	948,300
Asante, Inc.	7,000	114,461
Asics Corp.	227,100	3,717,712
Azbil Corp.	33,800	1,434,823
Bandai Namco Holdings, Inc.	4,300	328,647
Bank of Kyoto, Ltd.#	13,600	815,273
BML, Inc.†	24,300	803,579
Capcom Co., Ltd.	99,800	6,066,926
Central Automotive Products, Ltd.	2,000	48,558
Chiba Bank, Ltd.	104,400	665,018
CKD Corp.	238,600	5,130,364
Comture Corp.	27,500	700,432
Cosmos Pharmaceutical Corp.	2,400	343,356
Daikyonishikawa Corp.	13,587	93,303
Daiseki Co., Ltd.	77,800	2,434,101
Daito Pharmaceutical Co., Ltd.	18,800	582,898
Daiwa Securities Group, Inc.	423,500	2,056,415
Demae-Can Co., Ltd†#	24,900	655,933
DeNA Co., Ltd.	13,900	273,449
Doshisha Co., Ltd.	5,800	96,145
Eiken Chemical Co., Ltd.	31,000	590,365
EPS Holdings, Inc.	41,800	443,116
Ezaki Glico Co., Ltd.	18,600	756,424
Fancl Corp.	176,900	6,298,002
Fuji Seal International, Inc.	68,400	1,405,282
Fuji Soft, Inc.	13,900	687,209
Fujitec Co., Ltd.	59,400	1,358,017
Fujitsu General, Ltd.	10,100	272,883
Fukuda Denshi Co., Ltd.	10,200	784,652
Fukui Computer Holdings, Inc.#	8,500	266,734
Fukushima Galilei Co., Ltd.	20,900	775,454
FULLCAST Holdings Co., Ltd.	20,900	378,414
GungHo Online Entertainment, Inc.	13,400	273,921
Hamakyorex Co., Ltd.	4,700	139,772
Heian Ceremony Service Co., Ltd.#	14,900	120,492
Hirose Electric Co., Ltd.	3,600	524,828
Hogy Medical Co., Ltd.	3,300	94,268
Iriso Electronics Co., Ltd.	9,000	407,805

53

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Iwatani Corp.†	20,400	$1,163,582
JAFCO Group Co., Ltd.	2,700	164,389
Japan Elevator Service Holdings Co., Ltd.	204,100	4,053,471
Japan Exchange Group, Inc.	5,900	126,945
Japan Pure Chemical Co., Ltd.	1,700	43,539
JCU Corp.	28,500	918,406
Jeol, Ltd.	11,500	429,382
JGC Holdings Corp.	10,560	135,424
JM Holdings Co., Ltd.	10,400	190,350
Kakaku.com, Inc.	11,900	377,335
Kansai Paint Co., Ltd.	42,700	1,114,418
Katitas Co., Ltd.	153,700	4,197,389
Kato Sangyo Co., Ltd.	22,600	757,962
Kawai Musical Instruments Manufacturing Co., Ltd.†	4,900	165,486
KH Neochem Co., Ltd.	16,600	380,292
Kikkoman Corp.#	5,000	329,753
Kintetsu World Express, Inc.	11,400	296,350
Kitanotatsujin Corp.#	46,700	270,750
Kobayashi Pharmaceutical Co., Ltd.	11,300	1,066,448
Koito Manufacturing Co., Ltd.	26,600	1,771,753
Konami Holdings Corp.	6,700	429,298
Kureha Corp.	5,900	388,555
Lion Corp.	44,500	854,139
Matsumotokiyoshi Holdings Co., Ltd.	112,900	4,427,243
Media Do Co., Ltd.	27,600	1,434,439
Medipal Holdings Corp.	31,200	617,590
Meitec Corp.	15,400	801,820
Menicon Co., Ltd.#	43,300	2,551,001
Milbon Co., Ltd.	1,700	93,457
MISUMI Group, Inc.	9,300	283,550
Mitsubishi Pencil Co., Ltd.	9,500	120,048
MonotaRO Co., Ltd.	16,100	924,359
Morinaga & Co., Ltd.	27,600	994,268
Nabtesco Corp.	33,500	1,420,517
Nakanishi, Inc.	93,900	1,794,402
NGK Spark Plug Co., Ltd.	34,500	583,226
Nifco, Inc.	130,000	4,457,526
Nihon Kohden Corp.	21,400	579,995
Nihon Parkerizing Co., Ltd.	43,200	436,073
Nippo Corp.	17,100	446,129
Nippon Television Holdings, Inc.	31,600	417,697
Nissei ASB Machine Co., Ltd.	6,200	312,341
Nitto Denko Corp.	5,900	503,129
NOF Corp.	13,200	694,704
Nohmi Bosai, Ltd.	27,900	564,831
Nomura Research Institute, Ltd.	99,500	3,089,685
NS Solutions Corp.	61,000	1,788,311
Obara Group, Inc.#	5,300	189,188
OBIC Business Consultants Co., Ltd.	3,800	212,111
OBIC Co., Ltd.	34,400	5,802,449
Omron Corp.	8,600	692,228
Oracle Corp. Japan	10,500	1,063,840
PALTAC Corp.	11,300	611,670
Park24 Co., Ltd.†	14,700	315,941
PCA Corp.	11,300	432,516
Proto Corp.	46,900	490,581
Rakuten, Inc.	4,900	54,748
Rinnai Corp.	3,700	374,183
Ryohin Keikaku Co., Ltd.	49,600	1,115,820
S Foods, Inc.#	34,600	1,061,419
Sagami Rubber Industries Co., Ltd.	10,800	112,666
San-A Co, Ltd.#	3,600	139,988
San-Ai Oil Co., Ltd.	86,200	859,614
Sankyu, Inc.	25,700	1,070,482
Santen Pharmaceutical Co., Ltd.	84,000	1,152,099

Security Description	Shares	Value (Note 2)

Japan (continued)
SCSK Corp.	11,700	$688,203
Seino Holdings Co., Ltd.	152,900	2,137,258
Senko Group Holdings Co., Ltd.	27,000	254,055
Seria Co., Ltd.	7,600	242,056
SG Holdings Co., Ltd.	137,100	3,148,560
Shima Seiki Manufacturing, Ltd.	7,900	170,310
Shimadzu Corp.	25,700	923,411
Shimamura Co., Ltd.	2,200	218,978
Shizuoka Bank, Ltd.#	42,200	308,003
SK Kaken Co., Ltd.#	4,600	1,667,902
SMS Co., Ltd.	194,600	6,353,093
Sohgo Security Services Co., Ltd.	21,100	950,138
Stanley Electric Co., Ltd.	35,900	1,062,569
Sugi Holdings Co., Ltd.#	9,500	661,288
Sundrug Co., Ltd.	34,800	1,305,877
Suzuken Co., Ltd.	13,900	529,424
T Hasegawa Co., Ltd.	121,300	2,108,625
Taisei Lamick Co, Ltd.	9,100	242,280
Taiyo Yuden Co., Ltd.	110,000	5,428,022
Takasago International Corp.	6,700	161,160
TechnoPro Holdings, Inc.	64,100	4,654,383
Terumo Corp.	21,300	789,496
THK Co., Ltd.	159,200	5,130,184
Toei Co., Ltd.	3,000	597,214
Toho Co., Ltd.#	19,300	724,237
Tokyo Seimitsu Co., Ltd.†	85,000	3,692,012
Toshiba TEC Corp.	8,700	318,308
TOTO, Ltd.	5,900	354,791
Toyo Seikan Group Holdings, Ltd.	58,400	729,760
Trancom Co., Ltd.	3,900	297,819
Tsugami Corp.#	271,700	3,907,464
Unicharm Corp.	36,300	1,435,722
USS Co., Ltd.	82,600	1,568,389
Yamato Holdings Co., Ltd.	63,300	1,663,930
Zojirushi Corp.	7,200	116,043
ZOZO, Inc.	54,800	1,711,938
Zuken, Inc.	22,900	569,734

		171,861,424

Jersey — 0.1%
Breedon Group PLC†	719,178	933,826

Luxembourg — 1.2%
Allegro.eu SA†*	13,576	233,011
B&M European Value Retail SA	42,728	325,265
Befesa SA*	43,432	2,945,043
Eurofins Scientific SE†	1,500	133,276
Globant SA†	2,167	465,298
Ternium SA ADR†#	141,488	4,345,096

		8,446,989

Mauritius — 0.2%
MakeMyTrip, Ltd.†	44,465	1,491,801

Mexico — 1.0%
Bolsa Mexicana de Valores SAB de CV	139,000	284,830
Concentradora Fibra Danhos SA de CV	119,373	146,299
Genomma Lab Internacional SAB de CV, Class B†	441,628	441,818
Gruma SAB de CV, Class B	34,895	380,291
Grupo Aeroportuario del Centro Norte SAB de CV†	611,722	3,530,391
Grupo Aeroportuario del Pacifico SAB de CV, Class B†	21,909	221,478
Grupo Aeroportuario del Sureste SAB de CV ADR†	1,936	360,386
Grupo Cementos de Chihuahua SAB de CV	94,605	589,309
Grupo Financiero Inbursa SAB de CV, Class O†	114,506	102,897
Orbia Advance Corp SAB de CV	223,937	519,462
Prologis Property Mexico SA de CV	101,166	207,932

54

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Mexico (continued)
Telesites SAB de CV†	218,500	$192,588

		6,977,681

Netherlands — 2.6%
Aalberts NV	18,981	884,915
ASM International NV	7,058	1,904,141
Euronext NV*	7,017	755,200
IMCD NV	44,063	5,420,094
Just Eat Takeaway.com NV (Euronext)†#*	36,401	3,508,302
Just Eat Takeaway.com NV (LSE)†*	3,164	304,775
Shop Apotheke Europe NV†*	18,412	4,476,324
Wolters Kluwer NV	8,739	692,533

		17,946,284

New Zealand — 0.3%
Auckland International Airport, Ltd.†	115,318	629,089
Freightways, Ltd.	77,672	594,892
Mainfreight, Ltd.	10,901	518,275

		1,742,256

Norway — 1.2%
Scatec ASA*	155,745	4,508,568
TOMRA Systems ASA	93,449	3,996,366

		8,504,934

Papua New Guinea — 0.1%
Oil Search, Ltd.	279,790	912,806

Peru — 0.0%
Cia de Minas Buenaventura SAA ADR†	16,726	184,989

Philippines — 0.3%
Metropolitan Bank & Trust Co.	1,131,872	1,182,727
Universal Robina Corp.	422,200	1,111,190

		2,293,917

Portugal — 0.1%
Galp Energia SGPS SA	17,087	191,402
NOS SGPS SA#	114,540	383,362

		574,764

Russia — 0.4%
Detsky Mir PJSC†	1,089,530	2,053,907
Moscow Exchange MICEX-RTS PJSC	274,969	636,616

		2,690,523

Singapore — 0.8%
Ascendas India Trust	522,000	587,221
City Developments, Ltd.	147,200	812,503
Mapletree Commercial Trust	658,400	1,007,302
Singapore Technologies Engineering, Ltd.	514,600	1,451,099
Venture Corp., Ltd.	113,363	1,632,346

		5,490,471

South Africa — 0.1%
AVI, Ltd.	180,318	846,102

South Korea — 4.9%
Amorepacific Corp.	7,773	1,622,402
Doosan Bobcat, Inc.†	43,721	1,258,900
Doosan Fuel Cell Co., Ltd.†	84,584	3,764,308
Douzone Bizon Co., Ltd.	47,711	4,671,304
LEENO Industrial, Inc.	32,104	4,577,713
LG Innotek Co., Ltd.	31,589	5,595,203
LS Electric Co., Ltd.	17,830	912,528
NHN KCP Corp.†	68,029	2,812,592
OCI Co., Ltd.†	58,859	6,548,621

Security Description	Shares	Value (Note 2)

South Korea (continued)
Orion Corp.	11,142	$1,274,363
Samsung Fire & Marine Insurance Co., Ltd.	8,331	1,282,833
TK Corp.†	34,437	225,595

		34,546,362

Spain — 1.0%
Amadeus IT Group SA†	30,932	2,145,959
Cellnex Telecom SA*	72,096	3,918,785
Viscofan SA	16,461	1,156,905

		7,221,649

Sweden — 3.1%
Essity AB, Class B	37,450	1,125,642
Karnov Group AB	52,067	302,762
LeoVegas AB*	490,090	2,265,910
MIPS AB	84,076	6,571,627
Nordic Entertainment Group AB, Class B†	90,923	4,132,717
Saab AB, Series B†	24,537	649,175
Swedish Match AB	13,957	1,003,646
Thule Group AB†*	32,781	1,370,420
Tobii AB†	595,102	4,341,392

		21,763,291

Switzerland — 2.1%
Belimo Holding AG	374	2,725,906
DKSH Holding AG	1,987	148,427
Julius Baer Group, Ltd.	16,970	1,040,978
Kardex Holding AG	4,496	953,914
Partners Group Holding AG	147	176,226
SIG Combibloc Group AG	91,757	2,031,535
Sika AG	7,662	2,023,209
Sonova Holding AG†	5,296	1,355,366
Straumann Holding AG	48	57,992
Temenos AG	3,616	487,950
VAT Group AG*	3,256	904,872
Zur Rose Group AG†	6,448	3,040,941

		14,947,316

Taiwan — 1.6%
Advantech Co., Ltd.	77,571	1,009,586
Chroma ATE, Inc.	188,000	1,380,343
E.Sun Financial Holding Co., Ltd.	1,427,186	1,293,832
Kindom Development Co., Ltd.	1,181,000	1,530,710
Merida Industry Co., Ltd.	377,000	3,857,643
Tripod Technology Corp.	304,000	1,511,677
Voltronic Power Technology Corp.	23,675	981,765

		11,565,556

Thailand — 0.1%
AEON Thana Sinsap Thailand PCL	106,800	701,722

Turkey — 0.0%
Selcuk Ecza Deposu Ticaret ve Sanayi AS	95,899	147,850

United Kingdom — 14.8%
4imprint Group PLC†	6,890	234,219
Abcam PLC	161,728	3,821,418
Admiral Group PLC	9,223	396,792
Auto Trader Group PLC†*	173,243	1,327,975
Babcock International Group PLC†	60,398	218,528
Bellway PLC	26,174	1,023,955
Big Yellow Group PLC	45,089	712,984
Britvic PLC	28,402	320,316
Bunzl PLC	33,555	1,045,771
Burberry Group PLC†	24,898	629,759
Cairn Energy PLC	88,409	235,257

55

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom (continued)
Coats Group PLC†	231,920	$200,975
Compass Group PLC†	65,286	1,323,417
ConvaTec Group PLC*	164,378	431,458
Countryside Properties PLC†*	944,168	6,124,572
Cranswick PLC	80,899	3,834,343
Croda International PLC	60,144	5,168,329
Dechra Pharmaceuticals PLC	110,128	5,262,661
Electrocomponents PLC	744,248	10,057,798
EMIS Group PLC	21,196	313,611
Essentra PLC†	326,625	1,333,308
Forterra PLC†*	663,957	2,395,815
Frontier Developments PLC†	68,528	2,358,188
Future PLC	296,452	8,053,830
Gamesys Group PLC	236,450	4,493,318
GB Group PLC	446,857	5,142,356
Greggs PLC†	77,408	2,249,643
Halma PLC	29,219	922,848
Hargreaves Lansdown PLC	33,375	702,353
Helios Towers PLC†	139,439	313,935
Howden Joinery Group PLC†	146,913	1,424,977
Ibstock PLC†*	198,137	589,079
Intertek Group PLC	21,229	1,584,104
Johnson Service Group PLC†	68,020	156,174
Keywords Studios PLC†	185,804	6,507,794
Marshalls PLC†	40,230	382,250
Moneysupermarket.com Group PLC	236,582	955,858
PZ Cussons PLC	15,789	53,893
Rathbone Brothers PLC	44,784	962,101
Rightmove PLC†	167,366	1,317,435
Rotork PLC	624,300	3,103,357
S4 Capital PLC†	378,153	2,339,182
Sage Group PLC	28,411	221,106
Schroders PLC	35,343	1,724,873
Shaftesbury PLC†#	57,453	495,069
Smith & Nephew PLC	77,758	1,500,946
Spirax-Sarco Engineering PLC	5,476	817,083
Tate & Lyle PLC	19,056	193,010
UNITE Group PLC†	262,292	3,548,279
Weir Group PLC†	179,834	4,965,797
WM Morrison Supermarkets PLC	232,184	552,663

		104,044,762

United States — 0.1%
Autoliv, Inc. SDR	3,148	276,925
PerkinElmer, Inc.	1,069	134,790

		411,715

Total Long-Term Investment Securities
(cost $563,565,859)		691,059,407

SHORT-TERM INVESTMENT SECURITIES — 2.6%
Registered Investment Companies — 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio 0.05%(2)(3) (cost $18,495,420)	18,495,420	18,495,420

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/26/2021, to be repurchased 03/01/2021 in the amount of $4,733,000 and collateralized by $4,511,700 of United States Treasury Notes, bearing interest at 2.25% due 11/15/2024 and having an approximate value of $4,827,677 (cost $4,733,000)	$4,733,000	$4,733,000

TOTAL INVESTMENTS
(cost $586,794,279)(4)	101.6%	714,287,827
Liabilities in excess of other assets	(1.6)	(11,156,666)

NET ASSETS	100.0%	$703,131,161

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2021, the aggregate value of these securities was $45,863,794 representing 6.5% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)

At February 28, 2021, the Fund had loaned securities with a total value of $24,563,988. This was secured by collateral of $18,495,420 which was received in cash and subsequently invested in short-term investments currently valued at $18,495,420 as reported in the Portfolio of Investments. Additional collateral of $7,706,437 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2021
Federal Home Loan Mtg. Corp.	1.00% to 3.50%	02/01/2036 to 11/01/2050	$52,569
Federal National Mtg. Assoc.	1.24% to 4.50%	07/25/2030 to 09/01/2050	124,401
Government National Mtg. Assoc.	1.00% to 2.70%	09/20/2046 to 05/16/2053	24,634
United States Treasury Bills	0.00%	03/25/2021 to 07/29/2021	736,782
United States Treasury Notes/Bonds	0.13% to 8.13%	03/31/2021 to 05/15/2049	6,768,051

(3)	The rate shown is the 7-day yield as of February 28, 2021.
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Euronext Amsterdam—Euronext Stock Exchange Amsterdam

LSE—London Stock Exchange

SDR—Swedish Depositary Receipt

56

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Bermuda	$11,721,475	$—	$0	$11,721,475
Russia	—	2,690,523	—	2,690,523
Other Countries	676,647,409	—	—	676,647,409
Short Term Investment Securities	18,495,420	—	—	18,495,420
Repurchase Agreements	—	4,733,000	—	4,733,000

Total Investments at Value	$706,864,304	$7,423,523	$0	$714,287,827

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

57

VALIC Company II Large Cap Value Fund

PORTFOLIO PROFILE — February 28, 2021 (unaudited)

Industry Allocation*

Diversified Banking Institutions	9.0%
Electric — Integrated	5.4
Insurance — Property/Casualty	4.1
Medical Instruments	3.3
Medical — Drugs	3.1
Insurance — Multi-line	3.0
Banks — Super Regional	2.6
Oil Companies — Exploration & Production	2.6
Oil Refining & Marketing	2.5
Web Portals/ISP	2.3
Real Estate Investment Trusts	2.3
Diversified Manufacturing Operations	2.2
Finance — Credit Card	2.1
Agricultural Chemicals	2.1
Banks — Commercial	1.9
Electronic Components — Semiconductors	1.8
Investment Management/Advisor Services	1.6
Insurance — Life/Health	1.6
Transport — Rail	1.5
Aerospace/Defense	1.5
Casino Hotels	1.4
Building Products — Cement	1.4
Metal — Copper	1.4
Semiconductor Components — Integrated Circuits	1.4
Oil Companies — Integrated	1.3
Computer Software	1.2
Semiconductor Equipment	1.1
Insurance — Reinsurance	1.1
Food — Confectionery	1.1
Medical Products	1.1
Finance — Investment Banker/Broker	1.1
Auto — Cars/Light Trucks	1.1
Medical Labs & Testing Services	1.1
Medical — Biomedical/Gene	1.0
Telecom Equipment — Fiber Optics	1.0
Drug Delivery Systems	1.0
Beverages — Non-alcoholic	0.9
Tobacco	0.9
Finance — Auto Loans	0.9
Machinery — Pumps	0.9
Energy — Alternate Sources	0.8
Diagnostic Equipment	0.8
E-Commerce/Services	0.8
Transport — Services	0.8
Electronic Components — Misc.	0.8
Commercial Services	0.8
Building Products — Air & Heating	0.7
Veterinary Diagnostics	0.7
Internet Security	0.6
Aerospace/Defense — Equipment	0.6
Agricultural Biotech	0.6
Office Automation & Equipment	0.6
Commercial Paper	0.6
Cable/Satellite TV	0.6
Networking Products	0.6
Medical — HMO	0.6
Audio/Video Products	0.6
Non-Hazardous Waste Disposal	0.6
Apparel Manufacturers	0.6
Gold Mining	0.6
Retail — Auto Parts	0.6
Medical — Hospitals	0.5
Broadcast Services/Program	0.5
Enterprise Software/Service	0.5
Instruments — Controls	0.5
Chemicals — Diversified	0.4
Food — Meat Products	0.4
Machinery — Construction & Mining	0.4
Cellular Telecom	0.4

Computer Data Security	0.4
Entertainment Software	0.3
Medical — Wholesale Drug Distribution	0.3
Pharmacy Services	0.3
Internet Infrastructure Software	0.3
Independent Power Producers	0.3
Commercial Services — Finance	0.3
Medical Information Systems	0.3
Auto/Truck Parts & Equipment — Original	0.2
Electronic Measurement Instruments	0.2
Retail — Drug Store	0.2
Retail — Apparel/Shoe	0.2

99.8%

*	Calculated as a percentage of net assets

58

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.2%
Aerospace/Defense — 1.5%
Boeing Co.	8,765	$1,858,267
Northrop Grumman Corp.	4,100	1,195,806
Raytheon Technologies Corp.	24,924	1,794,279

		4,848,352

Aerospace/Defense-Equipment — 0.6%
L3Harris Technologies, Inc.	10,840	1,971,904

Agricultural Biotech — 0.6%
Corteva, Inc.	43,266	1,953,460

Agricultural Chemicals — 2.1%
CF Industries Holdings, Inc.	106,272	4,811,996
Mosaic Co.	39,283	1,154,920
Nutrien, Ltd.	12,062	650,866

		6,617,782

Apparel Manufacturers — 0.6%
VF Corp.	22,122	1,750,514

Audio/Video Products — 0.6%
Dolby Laboratories, Inc., Class A	18,420	1,798,345

Auto-Cars/Light Trucks — 1.1%
General Motors Co.	66,738	3,425,662

Auto/Truck Parts & Equipment-Original — 0.2%
Aptiv PLC	4,839	725,076

Banks-Commercial — 1.9%
M&T Bank Corp.	11,493	1,734,753
Truist Financial Corp.	77,713	4,426,533

		6,161,286

Banks-Super Regional — 2.6%
Fifth Third Bancorp	59,954	2,079,804
PNC Financial Services Group, Inc.	12,108	2,038,503
US Bancorp	45,187	2,259,350
Wells Fargo & Co.	55,652	2,012,933

		8,390,590

Beverages-Non-alcoholic — 0.9%
Coca-Cola Co.	12,073	591,456
PepsiCo, Inc.	18,415	2,379,034

		2,970,490

Broadcast Services/Program — 0.5%
Fox Corp., Class B	47,560	1,518,591

Building Products-Air & Heating — 0.7%
Carrier Global Corp.	62,913	2,298,212

Building Products-Cement — 1.4%
Martin Marietta Materials, Inc.	2,576	867,777
Vulcan Materials Co.	22,167	3,701,667

		4,569,444

Cable/Satellite TV — 0.6%
Comcast Corp., Class A	35,559	1,874,670

Casino Hotels — 1.4%
Las Vegas Sands Corp.	73,059	4,573,493

Cellular Telecom — 0.4%
Vodafone Group PLC ADR#	66,311	1,139,223

Chemicals-Diversified — 0.4%
DuPont de Nemours, Inc.	19,775	1,390,578

Commercial Services — 0.8%
Quanta Services, Inc.	29,275	2,454,709

Security Description	Shares	Value (Note 2)

Commercial Services-Finance — 0.3%
Global Payments, Inc.	4,648	$920,258

Computer Data Security — 0.4%
Check Point Software Technologies, Ltd.†	9,943	1,096,116

Computer Software — 1.2%
Citrix Systems, Inc.	8,955	1,196,209
Cloudera, Inc.†	160,372	2,588,404

		3,784,613

Diagnostic Equipment — 0.8%
Danaher Corp.	11,973	2,630,109

Diversified Banking Institutions — 9.0%
Bank of America Corp.	111,926	3,884,951
Citigroup, Inc.	27,335	1,800,830
Goldman Sachs Group, Inc.	19,376	6,190,245
JPMorgan Chase & Co.	71,947	10,588,440
Morgan Stanley	80,374	6,178,349

		28,642,815

Diversified Manufacturing Operations — 2.2%
Eaton Corp. PLC	41,938	5,459,908
Trane Technologies PLC	10,612	1,626,183

		7,086,091

Drug Delivery Systems — 1.0%
Becton Dickinson & Co.	12,791	3,084,550

E-Commerce/Services — 0.8%
Booking Holdings, Inc.†	1,115	2,596,289

Electric-Integrated — 5.4%
AES Corp.	102,536	2,723,356
Alliant Energy Corp.	34,371	1,586,565
DTE Energy Co.	7,841	923,043
Entergy Corp.	15,720	1,364,653
Evergy, Inc.	15,081	808,794
Exelon Corp.	129,303	4,991,096
PPL Corp.	179,143	4,691,755

		17,089,262

Electronic Components-Misc. — 0.8%
Hubbell, Inc.	13,992	2,483,720

Electronic Components-Semiconductors — 1.8%
Intel Corp.	22,540	1,369,981
Microchip Technology, Inc.	7,794	1,189,598
Micron Technology, Inc.†	35,500	3,249,315

		5,808,894

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	5,318	649,168

Energy-Alternate Sources — 0.8%
NextEra Energy Partners LP	36,448	2,647,583

Enterprise Software/Service — 0.5%
Oracle Corp.	23,197	1,496,438

Entertainment Software — 0.3%
Electronic Arts, Inc.	7,904	1,058,899

Finance-Auto Loans — 0.9%
Ally Financial, Inc.	70,131	2,910,436

Finance-Credit Card — 2.1%
Capital One Financial Corp.	45,960	5,523,932
Discover Financial Services	13,172	1,239,090

		6,763,022

59

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance-Investment Banker/Broker — 1.1%
Charles Schwab Corp.	56,450	$3,484,094

Food-Confectionery — 1.1%
J.M. Smucker Co.	9,448	1,058,176
Mondelez International, Inc., Class A	45,868	2,438,343

		3,496,519

Food-Meat Products — 0.4%
Tyson Foods, Inc., Class A	20,400	1,380,468

Gold Mining — 0.6%
Newmont Corp.	32,051	1,742,933

Independent Power Producers — 0.3%
Clearway Energy, Inc., Class C	35,480	974,281

Instruments-Controls — 0.5%
Honeywell International, Inc.	7,213	1,459,551

Insurance-Life/Health — 1.6%
Voya Financial, Inc.	86,479	5,212,954

Insurance-Multi-line — 3.0%
Chubb, Ltd.	44,919	7,302,931
Hartford Financial Services Group, Inc.	41,800	2,118,842

		9,421,773

Insurance-Property/Casualty — 4.1%
Assurant, Inc.	36,708	4,523,160
Berkshire Hathaway, Inc., Class B†	35,787	8,607,131

		13,130,291

Insurance-Reinsurance — 1.1%
Essent Group, Ltd.	33,781	1,392,790
Reinsurance Group of America, Inc.	12,000	1,466,760
RenaissanceRe Holdings, Ltd.	4,406	735,714

		3,595,264

Internet Infrastructure Software — 0.3%
F5 Networks, Inc.†	5,237	994,925

Internet Security — 0.6%
Proofpoint, Inc.†	16,601	2,007,393

Investment Management/Advisor Services — 1.6%
Ameriprise Financial, Inc.	12,386	2,740,279
LPL Financial Holdings, Inc.	18,878	2,483,212

		5,223,491

Machinery-Construction & Mining — 0.4%
Oshkosh Corp.	12,390	1,313,340

Machinery-Pumps — 0.9%
Ingersoll Rand, Inc.†	58,352	2,704,032

Medical Information Systems — 0.3%
Cerner Corp.	12,385	856,299

Medical Instruments — 3.3%
Alcon, Inc.†	31,438	2,150,359
Medtronic PLC	70,806	8,282,178

		10,432,537

Medical Labs & Testing Services — 1.1%
Laboratory Corp. of America Holdings†	14,026	3,364,978

Medical Products — 1.1%
Abbott Laboratories	14,283	1,710,818
Zimmer Biomet Holdings, Inc.	10,931	1,782,409

		3,493,227

Security Description	Shares	Value (Note 2)

Medical-Biomedical/Gene — 1.0%
Biogen, Inc.†	4,308	$1,175,567
Gilead Sciences, Inc.	14,116	866,723
United Therapeutics Corp.†	6,957	1,163,071

		3,205,361

Medical-Drugs — 3.1%
AbbVie, Inc.	18,498	1,992,974
Eli Lilly & Co.	20,547	4,209,875
Johnson & Johnson	11,018	1,745,912
Merck & Co., Inc.	10,921	793,083
Pfizer, Inc.	30,683	1,027,574

		9,769,418

Medical-HMO — 0.6%
Centene Corp.†	30,817	1,804,027

Medical-Hospitals — 0.5%
HCA Healthcare, Inc.	9,878	1,699,312

Medical-Wholesale Drug Distribution — 0.3%
McKesson Corp.	6,230	1,056,110

Metal-Copper — 1.4%
Freeport-McMoRan, Inc.†	134,026	4,544,822

Networking Products — 0.6%
Cisco Systems, Inc.	40,286	1,807,633

Non-Hazardous Waste Disposal — 0.6%
Republic Services, Inc.	19,997	1,781,533

Office Automation & Equipment — 0.6%
Zebra Technologies Corp., Class A†	3,807	1,901,330

Oil Companies-Exploration & Production — 2.6%
ConocoPhillips	69,344	3,606,581
EQT Corp.	70,640	1,256,686
Hess Corp.	53,142	3,482,395

		8,345,662

Oil Companies-Integrated — 1.3%
Chevron Corp.	11,143	1,114,300
Exxon Mobil Corp.	57,626	3,133,126

		4,247,426

Oil Refining & Marketing — 2.5%
Marathon Petroleum Corp.	120,028	6,555,929
Valero Energy Corp.	18,765	1,444,530

		8,000,459

Pharmacy Services — 0.3%
CVS Health Corp.	14,888	1,014,319

Real Estate Investment Trusts — 2.3%
Equity LifeStyle Properties, Inc.	22,499	1,387,063
Equity Residential	17,500	1,144,675
Public Storage	6,256	1,463,529
Weyerhaeuser Co.	101,099	3,424,223

		7,419,490

Retail-Apparel/Shoe — 0.2%
Ross Stores, Inc.	4,026	469,593

Retail-Auto Parts — 0.6%
AutoZone, Inc.†	986	1,143,681
O’Reilly Automotive, Inc.†	1,337	598,080

		1,741,761

Retail-Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	10,621	509,065

60

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Semiconductor Components-Integrated Circuits — 1.4%
Maxim Integrated Products, Inc.	9,162	$853,623
NXP Semiconductors NV	6,317	1,153,168
QUALCOMM, Inc.	17,119	2,331,437

		4,338,228

Semiconductor Equipment — 1.1%
Applied Materials, Inc.	30,761	3,635,643

Telecom Equipment-Fiber Optics — 1.0%
Corning, Inc.	81,115	3,101,838

Tobacco — 0.9%
Philip Morris International, Inc.	35,278	2,964,058

Transport-Rail — 1.5%
Union Pacific Corp.	23,801	4,902,054

Transport-Services — 0.8%
FedEx Corp.	6,944	1,767,248
United Parcel Service, Inc., Class B	5,136	810,615

		2,577,863

Veterinary Diagnostics — 0.7%
Elanco Animal Health, Inc.†	64,719	2,126,666

Web Portals/ISP — 2.3%
Alphabet, Inc., Class A†	3,672	7,424,453

Total Long-Term Investment Securities
(cost $262,414,745)		315,857,118

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Commercial Paper — 0.6%
Credit Agricole Corporate and Investment Bank 0.05% due 03/01/2021 (cost $1,900,000)	$1,900,000	$1,899,989

Registered Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 0.05%(1)(2) (cost $70,200)	70,200	70,200

Total Short-Term Investment Securities
(cost $1,970,200)		1,970,189

TOTAL INVESTMENTS
(cost $264,384,945)(3)	99.8%	317,827,307
Other assets less liabilities	0.2	771,083

NET ASSETS	100.0%	$318,598,390

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of February 28,2021.
(2)

At February 28, 2021, the Fund had loaned securities with a total value of $67,002. This was secured by collateral of $70,200, which was received in cash and subsequently invested in short-term investments currently valued at $70,200 as reported in the Portfolio of Investments.

(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$315,857,118	$—	$—	$315,857,118
Short-Term Investment Securities:
Commercial Paper	—	1,899,989	—	1,899,989
Registered Investment Companies	70,200	—	—	70,200

Total Investments at Value	$315,927,318	$1,899,989	$—	$317,827,307

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

61

VALIC Company II Mid Cap Growth Fund

PORTFOLIO PROFILE — February 28, 2021 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	7.2%
Banks — Commercial	5.3
Real Estate Investment Trusts	5.0
Lasers — System/Components	4.6
Insurance — Property/Casualty	4.1
Commercial Services — Finance	3.0
Apparel Manufacturers	2.9
Medical — Drugs	2.9
Computer Services	2.8
Distribution/Wholesale	2.8
Machinery — Pumps	2.6
Medical Instruments	2.3
E-Commerce/Products	2.1
Medical — Outpatient/Home Medical	2.0
Internet Infrastructure Software	2.0
Hotels/Motels	1.8
Semiconductor Equipment	1.8
Machinery — General Industrial	1.8
Gas — Distribution	1.7
Medical Products	1.6
Building — Residential/Commercial	1.6
Electronic Components — Misc.	1.6
Telecommunication Equipment	1.5
Computers — Other	1.5
Transport — Truck	1.4
Enterprise Software/Service	1.4
Computer Software	1.4
Electronic Components — Semiconductors	1.4
Athletic Equipment	1.4
Energy — Alternate Sources	1.3
E-Services/Consulting	1.3
Building Products — Air & Heating	1.3
Food — Misc./Diversified	1.2
Non — Hazardous Waste Disposal	1.2
Finance — Auto Loans	1.2
Cable/Satellite TV	1.2
Entertainment Software	1.1
Disposable Medical Products	1.1
Rental Auto/Equipment	1.1
Web Hosting/Design	1.1
Electric — Integrated	1.1
Real Estate Management/Services	1.1
Machine Tools & Related Products	1.0
Physical Therapy/Rehabilitation Centers	1.0
Food — Wholesale/Distribution	1.0
Retail — Automobile	0.9
Chemicals — Specialty	0.9
Computer Aided Design	0.8
Medical — HMO	0.8
Electronic Measurement Instruments	0.8
Commercial Services	0.7
E-Commerce/Services	0.6
Containers — Metal/Glass	0.6
Investment Management/Advisor Services	0.5
Insurance — Life/Health	0.4
Containers — Paper/Plastic	0.4
Firearms & Ammunition	0.4
Medical Labs & Testing Services	0.3
Registered Investment Companies	0.2
Repurchase Agreements	0.2
Oil Companies — Exploration & Production	0.1

100.4%

*	Calculated as a percentage of net assets

62

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 100.0%
Apparel Manufacturers — 2.9%
Carter’s, Inc.	24,558	$2,049,857
PVH Corp.	40,121	4,010,495
Under Armour, Inc., Class C†	127,116	2,313,511

		8,373,863

Athletic Equipment — 1.4%
YETI Holdings, Inc.†	56,308	3,872,301

Banks - Commercial — 5.3%
Cullen/Frost Bankers, Inc.	22,347	2,333,027
First Citizens BancShares, Inc., Class A	4,222	3,115,371
First Republic Bank	17,933	2,954,462
M&T Bank Corp.	20,205	3,049,743
Prosperity Bancshares, Inc.	31,380	2,305,488
South State Corp.	18,185	1,434,069

		15,192,160

Building Products - Air & Heating — 1.3%
Lennox International, Inc.	13,261	3,710,030

Building - Residential/Commercial — 1.6%
NVR, Inc.†	1,022	4,599,858

Cable/Satellite TV — 1.2%
Cable One, Inc.	1,754	3,358,647

Chemicals - Specialty — 0.9%
Element Solutions, Inc.	136,733	2,468,031

Commercial Services — 0.7%
LiveRamp Holdings, Inc.†	30,189	1,906,737

Commercial Services - Finance — 3.0%
Shift4 Payments, Inc., Class A†	28,487	2,179,256
WEX, Inc.†	30,430	6,340,090

		8,519,346

Computer Aided Design — 0.8%
Aspen Technology, Inc.†	15,759	2,371,887

Computer Services — 2.8%
Genpact, Ltd.	138,716	5,609,675
Science Applications International Corp.	29,038	2,501,043

		8,110,718

Computer Software — 1.4%
Teradata Corp.†	98,656	3,956,106

Computers - Other — 1.5%
Lumentum Holdings, Inc.†	47,146	4,243,140

Containers - Metal/Glass — 0.6%
Silgan Holdings, Inc.	43,217	1,623,230

Containers - Paper/Plastic — 0.4%
Packaging Corp. of America	9,336	1,232,539

Disposable Medical Products — 1.1%
Teleflex, Inc.	8,131	3,237,114

Distribution/Wholesale — 2.8%
Fastenal Co.	3,189	147,874
IAA, Inc.†	58,039	3,402,827
KAR Auction Services, Inc.	187,252	2,604,675
Watsco, Inc.	7,894	1,919,031

		8,074,407

E-Commerce/Products — 2.1%
Etsy, Inc.†	27,376	6,030,111

E-Commerce/Services — 0.6%
Cargurus, Inc.†	67,928	1,762,732

Security Description	Shares	Value (Note 2)

E-Services/Consulting — 1.3%
CDW Corp.	23,951	$3,757,672

Electric - Integrated — 1.1%
Black Hills Corp.	28,314	1,675,056
Pinnacle West Capital Corp.	19,776	1,382,936

		3,057,992

Electronic Components - Misc. — 1.6%
Flex, Ltd.†	248,300	4,516,577

Electronic Components - Semiconductors — 1.4%
Silicon Laboratories, Inc.†	25,370	3,951,124

Electronic Measurement Instruments — 0.8%
National Instruments Corp.	49,915	2,216,226

Energy - Alternate Sources — 1.3%
First Solar, Inc.†	46,988	3,806,968

Enterprise Software/Service — 1.4%
Black Knight, Inc.†	14,860	1,139,613
Guidewire Software, Inc.†	26,137	2,900,946

		4,040,559

Entertainment Software — 1.1%
Zynga, Inc., Class A†	291,368	3,248,753

Finance - Auto Loans — 1.2%
Credit Acceptance Corp.†#	9,332	3,387,703

Firearms & Ammunition — 0.4%
Axon Enterprise, Inc.†	7,358	1,217,675

Food - Misc./Diversified — 1.2%
Lamb Weston Holdings, Inc.	43,844	3,497,436

Food - Wholesale/Distribution — 1.0%
Performance Food Group Co.†	51,919	2,816,087

Gas - Distribution — 1.7%
NiSource, Inc.	44,556	962,410
UGI Corp.	103,346	3,959,185

		4,921,595

Hotels/Motels — 1.8%
Choice Hotels International, Inc.	34,256	3,592,427
Hyatt Hotels Corp., Class A	17,973	1,580,725

		5,173,152

Insurance - Life/Health — 0.4%
Globe Life, Inc.	13,704	1,279,954

Insurance - Property/Casualty — 4.1%
Alleghany Corp.	2,153	1,391,764
Erie Indemnity Co., Class A	5,473	1,325,013
Fidelity National Financial, Inc.	47,439	1,815,965
Markel Corp.†	3,119	3,395,967
White Mountains Insurance Group, Ltd.	1,884	2,251,493
WR Berkley Corp.	21,446	1,486,851

		11,667,053

Internet Infrastructure Software — 2.0%
F5 Networks, Inc.†	30,474	5,789,450

Investment Management/Advisor Services — 0.5%
Hamilton Lane, Inc., Class A	15,517	1,387,220

Lasers - System/Components — 4.6%
Coherent, Inc.†	27,403	6,629,882
II-VI, Inc.†#	77,615	6,542,944

		13,172,826

Machine Tools & Related Products — 1.0%
Lincoln Electric Holdings, Inc.	25,158	2,971,411

63

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery - General Industrial — 1.8%
IDEX Corp.	21,345	$4,165,904
Middleby Corp.†	6,344	928,825

		5,094,729

Machinery - Pumps — 2.6%
Graco, Inc.	19,625	1,360,994
Ingersoll Rand, Inc.†	132,106	6,121,792

		7,482,786

Medical Instruments — 2.3%
Integra LifeSciences Holdings Corp.†	62,725	4,286,626
NuVasive, Inc.†	39,421	2,378,269

		6,664,895

Medical Labs & Testing Services — 0.3%
Syneos Health, Inc.†	12,582	973,218

Medical Products — 1.6%
Hill-Rom Holdings, Inc.	43,889	4,681,640

Medical - Biomedical/Gene — 7.2%
Allakos, Inc.†#	18,420	2,232,136
Apellis Pharmaceuticals, Inc.†	47,684	2,296,938
Arena Pharmaceuticals, Inc.†	28,985	2,328,945
ChemoCentryx, Inc.†	48,262	3,274,094
Iovance Biotherapeutics, Inc.†	61,134	2,280,298
Kodiak Sciences, Inc.†#	12,456	1,606,949
PTC Therapeutics, Inc.†	61,872	3,532,891
Sage Therapeutics, Inc.†	36,401	3,094,085

		20,646,336

Medical - Drugs — 2.9%
Jazz Pharmaceuticals PLC†	9,263	1,556,555
PRA Health Sciences, Inc.†	26,537	3,911,819
Reata Pharmaceuticals, Inc., Class A†#	23,290	2,847,435

		8,315,809

Medical - HMO — 0.8%
Molina Healthcare, Inc.†	10,692	2,317,598

Medical - Outpatient/Home Medical — 2.0%
Amedisys, Inc.†	12,577	3,190,030
LHC Group, Inc.†	14,451	2,625,891

		5,815,921

Non-Hazardous Waste Disposal — 1.2%
GFL Environmental, Inc.#	111,035	3,444,306

Oil Companies - Exploration & Production — 0.1%
Cabot Oil & Gas Corp.	22,322	413,180

Physical Therapy/Rehabilitation Centers — 1.0%
Encompass Health Corp.	36,252	2,916,111

Real Estate Investment Trusts — 5.0%
Douglas Emmett, Inc.	41,071	1,345,075
Equity Commonwealth	46,476	1,311,088
Life Storage, Inc.	46,289	3,883,647
PS Business Parks, Inc.	6,755	978,529
Rexford Industrial Realty, Inc.	59,333	2,831,371
STORE Capital Corp.	115,807	3,872,586

		14,222,296

Real Estate Management/Services — 1.1%
Redfin Corp.†	39,801	3,014,528

Rental Auto/Equipment — 1.1%
AMERCO	5,505	3,163,834

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail - Automobile — 0.9%
CarMax, Inc.†	20,967	$2,505,766

Semiconductor Equipment — 1.8%
MKS Instruments, Inc.	31,131	5,133,502

Telecommunication Equipment — 1.5%
CommScope Holding Co., Inc.†	297,081	4,334,412

Transport - Truck — 1.4%
Knight-Swift Transportation Holdings, Inc.	94,352	4,076,006

Web Hosting/Design — 1.1%
Q2 Holdings, Inc.†#	25,456	3,102,577

Total Long-Term Investment Securities (cost $219,706,199)		286,839,840

SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Companies — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio 0.05%(1)(2) (cost $654,738)	654,738	654,738

REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/26/2021, to be repurchased 03/01/2021 in the amount of $425,000 and collateralized by $417,300 of United States Treasury Notes, bearing interest at 1.50% due 11/30/2024 and having an approximate value of $433,566 (cost $425,000)	$425,000	425,000

TOTAL INVESTMENTS
(cost $220,785,937)(3)	100.4%	287,919,578
Liabilities in excess of other assets	(0.4)	(1,111,994)

NET ASSETS	100.0%	$286,807,584

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)

At February 28, 2021, the Fund had loaned securities with a total value of $13,064,882. This was secured by collateral of $654,738, which was received in cash and subsequently invested in short-term investments currently valued at $654,738 as reported in the Portfolio of Investments. Additional collateral of $12,530,122 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2021
Federal Home Loan Mtg. Corp.	1.00% to 3.50%	02/01/2036 to 11/01/2050	$1,130,397
Federal National Mtg. Assoc.	1.24% to 4.50%	07/25/2030 to 09/01/2050	2,674,990
Government National Mtg. Assoc.	1.00% to 2.70%	09/20/2046 to 05/16/2053	529,709
United States Treasury Bills	0.00%	03/18/2021 to 07/29/2021	505,520
United States Treasury Notes/Bonds	0.13% to 8.13%	03/15/2021 to 08/15/2050	7,689,506

(2)	The rate shown is the 7-day yield as of February 28, 2021.
(3)	See Note 5 for cost of investments on a tax basis.

64

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$286,839,840	$—	$—	$286,839,840
Short-Term Investment Securities	654,738	—	—	654,738
Repurchase Agreements	—	425,000	—	425,000

Total Investments at Value	$287,494,578	$425,000	$—	$287,919,578

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

65

VALIC Company II Mid Cap Value Fund

PORTFOLIO PROFILE — February 28, 2021 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	7.7%
Banks — Commercial	6.3
Electric — Integrated	3.2
Banks — Super Regional	3.1
Insurance — Property/Casualty	2.9
Chemicals — Diversified	2.4
Diversified Manufacturing Operations	2.3
Machinery — Pumps	2.2
Computer Services	2.1
Insurance — Life/Health	2.1
Auto/Truck Parts & Equipment — Original	2.0
Oil Companies — Exploration & Production	1.8
Medical Labs & Testing Services	1.7
Medical — HMO	1.7
Hotels/Motels	1.6
Electronic Components — Semiconductors	1.5
Aerospace/Defense — Equipment	1.5
Semiconductor Equipment	1.3
Oil Refining & Marketing	1.3
Oil — Field Services	1.3
Apparel Manufacturers	1.3
Medical — Hospitals	1.2
Steel — Producers	1.2
Insurance — Reinsurance	1.2
Investment Management/Advisor Services	1.1
Retail — Restaurants	1.1
Medical Products	1.0
Building Products — Doors & Windows	1.0
Food — Wholesale/Distribution	1.0
Chemicals — Specialty	0.9
Computers — Other	0.9
Casino Hotels	0.9
Finance — Consumer Loans	0.9
Electronic Connectors	0.9
Electric Products — Misc.	0.8
Hazardous Waste Disposal	0.8
Airlines	0.8
Machinery — Electrical	0.8
Machinery — General Industrial	0.8
Human Resources	0.8
Medical Instruments	0.8
Physical Therapy/Rehabilitation Centers	0.8
Industrial Automated/Robotic	0.7
Publishing — Newspapers	0.7
Containers — Metal/Glass	0.7
Metal Processors & Fabrication	0.7
Auto — Heavy Duty Trucks	0.7
Savings & Loans/Thrifts	0.6
Registered Investment Companies	0.6
Retail — Apparel/Shoe	0.6
Finance — Credit Card	0.6
Machine Tools & Related Products	0.6
Insurance — Multi-line	0.6
Internet Infrastructure Software	0.6
Semiconductor Components — Integrated Circuits	0.6
Building — Residential/Commercial	0.6
Building Products — Cement	0.6
Insurance Brokers	0.6
Retail — Auto Parts	0.5
Commercial Services — Finance	0.5
Finance — Leasing Companies	0.5
Footwear & Related Apparel	0.5
Food — Baking	0.5
Appliances	0.5
Financial Guarantee Insurance	0.5
Food — Misc./Diversified	0.5
Home Furnishings	0.5
Computers — Memory Devices	0.5
Agricultural Biotech	0.5

Textile — Home Furnishings	0.4
Resorts/Theme Parks	0.4
Machinery — Construction & Mining	0.4
Telecom Equipment — Fiber Optics	0.4
Beverages-Non — alcoholic	0.4
Motorcycle/Motor Scooter	0.4
E-Commerce/Products	0.4
Batteries/Battery Systems	0.4
Diagnostic Equipment	0.4
Lasers — System/Components	0.4
Medical Information Systems	0.4
Transport — Rail	0.4
Dental Supplies & Equipment	0.4
Transport — Truck	0.4
Electronic Components — Misc.	0.4
Building & Construction Products — Misc.	0.4
Medical — Wholesale Drug Distribution	0.3
Aerospace/Defense	0.3
E-Commerce/Services	0.3
Building — Heavy Construction	0.3
Retail — Perfume & Cosmetics	0.3
Agricultural Chemicals	0.3
Office Automation & Equipment	0.3
Theaters	0.3
Cable/Satellite TV	0.3
Enterprise Software/Service	0.3
Toys	0.3
Shipbuilding	0.3
Miscellaneous Manufacturing	0.3
Building — Mobile Home/Manufactured Housing	0.3
Distribution/Wholesale	0.3
Building Products — Wood	0.3
Office Supplies & Forms	0.2
Oil & Gas Drilling	0.2
Transport — Services	0.2
Banks — Fiduciary	0.2
Cruise Lines	0.2
Internet Content — Information/News	0.2
Medical — Drugs	0.2
Oil — U.S. Royalty Trusts	0.2
Retail — Discount	0.2
Retail — Consumer Electronics	0.2
Gambling (Non-Hotel)	0.1
Repurchase Agreements	0.1

100.0%

*	Calculated as a percentage of net assets

66

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.3%
Aerospace/Defense — 0.3%
General Dynamics Corp.	18,842	$3,080,102

Aerospace/Defense - Equipment — 1.5%
Hexcel Corp.	59,442	3,195,602
Howmet Aerospace, Inc.	160,145	4,501,676
L3Harris Technologies, Inc.	19,153	3,484,122
Moog, Inc., Class A	30,042	2,333,062

		13,514,462

Agricultural Biotech — 0.5%
Corteva, Inc.	89,481	4,040,067

Agricultural Chemicals — 0.3%
Mosaic Co.	91,531	2,691,011

Airlines — 0.8%
Alaska Air Group, Inc.	57,334	3,727,856
Southwest Airlines Co.	61,013	3,546,686

		7,274,542

Apparel Manufacturers — 1.3%
Carter’s, Inc.#	49,224	4,108,727
Columbia Sportswear Co.	35,483	3,657,233
Urban Outfitters, Inc.†	104,631	3,546,991

		11,312,951

Appliances — 0.5%
Whirlpool Corp.	22,470	4,271,098

Auto - Heavy Duty Trucks — 0.7%
Cummins, Inc.	12,944	3,277,421
PACCAR, Inc.	28,476	2,591,031

		5,868,452

Auto/Truck Parts & Equipment - Original — 2.0%
Allison Transmission Holdings, Inc.	79,277	3,006,184
Gentex Corp.	215,124	7,611,087
Lear Corp.	17,508	2,907,904
Meritor, Inc.†	133,932	4,067,515

		17,592,690

Banks - Commercial — 6.3%
Atlantic Union Bankshares Corp.	182,796	6,714,097
BancorpSouth Bank	162,720	4,891,363
East West Bancorp, Inc.	81,779	5,901,173
South State Corp.	90,767	7,157,886
Synovus Financial Corp.	175,717	7,434,586
Truist Financial Corp.	122,904	7,000,612
Western Alliance Bancorp	97,647	8,935,677
Zions Bancorp NA	146,409	7,784,566

		55,819,960

Banks - Fiduciary — 0.2%
State Street Corp.	25,538	1,858,400

Banks-Super Regional — 3.1%
Fifth Third Bancorp	286,923	9,953,359
Huntington Bancshares, Inc.	622,641	9,551,313
KeyCorp	384,758	7,749,026

		27,253,698

Batteries/Battery Systems — 0.4%
EnerSys	39,946	3,606,325

Beverages - Non-alcoholic — 0.4%
Coca-Cola European Partners PLC	76,285	3,886,721

Building & Construction Products - Misc. — 0.4%
Owens Corning	40,504	3,281,634

Security Description	Shares	Value (Note 2)

Building Products - Cement — 0.6%
Buzzi Unicem SpA	89,802	$2,269,946
Eagle Materials, Inc.	21,637	2,712,847

		4,982,793

Building Products - Doors & Windows — 1.0%
JELD-WEN Holding, Inc.†	199,275	5,908,504
PGT Innovations, Inc.†	133,411	3,147,165

		9,055,669

Building Products - Wood — 0.3%
Masco Corp.	42,514	2,262,595

Building - Heavy Construction — 0.3%
MasTec, Inc.†	32,955	2,858,846

Building - Mobile Home/Manufactured Housing — 0.3%
Thor Industries, Inc.	19,690	2,304,911

Building - Residential/Commercial — 0.6%
Lennar Corp., Class A	61,238	5,080,917

Cable/Satellite TV — 0.3%
Altice USA, Inc., Class A†	76,685	2,577,383

Casino Hotels — 0.9%
Boyd Gaming Corp.†	61,225	3,593,908
Las Vegas Sands Corp.	42,645	2,669,577
Wynn Resorts, Ltd.	13,410	1,766,499

		8,029,984

Chemicals - Diversified — 2.4%
Celanese Corp.	51,301	7,126,222
DuPont de Nemours, Inc.	53,144	3,737,086
FMC Corp.	85,433	8,687,682
PPG Industries, Inc.	16,699	2,251,359

		21,802,349

Chemicals - Specialty — 0.9%
Ingevity Corp.†	27,859	1,935,643
Rogers Corp.†	23,979	4,351,709
Valvoline, Inc.	81,059	2,023,233

		8,310,585

Commercial Services - Finance — 0.5%
EVERTEC, Inc.	63,970	2,488,433
H&R Block, Inc.	112,676	2,166,760

		4,655,193

Computer Services — 2.1%
Amdocs, Ltd.	93,141	7,061,020
Leidos Holdings, Inc.	95,347	8,433,442
Science Applications International Corp.	38,109	3,282,328

		18,776,790

Computers - Memory Devices — 0.5%
Western Digital Corp.	59,207	4,057,456

Computers - Other — 0.9%
Lumentum Holdings, Inc.†	91,603	8,244,270

Containers - Metal/Glass — 0.7%
Crown Holdings, Inc.†	63,583	6,075,992

Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	61,670	1,822,965

Dental Supplies & Equipment — 0.4%
DENTSPLY SIRONA, Inc.	65,352	3,468,231

Diagnostic Equipment — 0.4%
Avantor, Inc.†	129,395	3,606,239

67

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Distribution/Wholesale — 0.3%
LKQ Corp.†	57,964	$2,283,202

Diversified Manufacturing Operations — 2.3%
Eaton Corp. PLC	49,981	6,507,026
ITT, Inc.	53,887	4,471,543
Parker-Hannifin Corp.	17,608	5,052,792
Textron, Inc.	94,593	4,761,812

		20,793,173

E-Commerce/Products — 0.4%
eBay, Inc.	65,515	3,696,356

E-Commerce/Services — 0.3%
Expedia Group, Inc.	17,844	2,872,884

Electric Products - Misc. — 0.8%
AMETEK, Inc.	63,600	7,502,892

Electric - Integrated — 3.2%
Alliant Energy Corp.	64,702	2,986,644
American Electric Power Co., Inc.	24,506	1,834,274
CenterPoint Energy, Inc.	262,757	5,107,996
DTE Energy Co.	26,010	3,061,897
Edison International	72,835	3,932,362
Entergy Corp.	33,200	2,882,092
Evergy, Inc.	72,866	3,907,804
PG&E Corp.†	170,279	1,789,632
Portland General Electric Co.	77,498	3,267,316

		28,770,017

Electronic Components - Misc. — 0.4%
Flex, Ltd.†	101,700	1,849,923
Hubbell, Inc.	8,462	1,502,090

		3,352,013

Electronic Components - Semiconductors — 1.5%
ON Semiconductor Corp.†	95,638	3,851,342
Qorvo, Inc.†	39,645	6,927,171
Tower Semiconductor, Ltd.†	97,157	2,855,444

		13,633,957

Electronic Connectors — 0.9%
TE Connectivity, Ltd.	58,810	7,647,064

Enterprise Software/Service — 0.3%
SS&C Technologies Holdings, Inc.	38,189	2,531,167

Finance - Consumer Loans — 0.9%
SLM Corp.	376,598	5,946,482
Synchrony Financial	52,460	2,029,153

		7,975,635

Finance - Credit Card — 0.6%
Discover Financial Services	58,604	5,512,878

Finance - Leasing Companies — 0.5%
AerCap Holdings NV†	95,627	4,607,309

Financial Guarantee Insurance — 0.5%
MGIC Investment Corp.	345,198	4,204,512

Food - Baking — 0.5%
Hostess Brands, Inc.†	316,789	4,558,594

Food - Misc./Diversified — 0.5%
Nomad Foods, Ltd.†	72,891	1,721,686
Simply Good Foods Co.†	84,208	2,456,347

		4,178,033

Food - Wholesale/Distribution — 1.0%
US Foods Holding Corp.†	235,923	8,601,753

Security Description	Shares	Value (Note 2)

Footwear & Related Apparel — 0.5%
Steven Madden, Ltd.	124,180	$4,593,418

Gambling (Non-Hotel) — 0.1%
International Game Technology PLC#	53,039	970,083

Hazardous Waste Disposal — 0.8%
Clean Harbors, Inc.†	85,803	7,306,126

Home Furnishings — 0.5%
Leggett & Platt, Inc.	61,746	2,671,749
Tempur Sealy International, Inc.	41,528	1,387,451

		4,059,200

Hotels/Motels — 1.6%
Marriott International, Inc., Class A	20,405	3,021,368
Travel + Leisure Co.†	44,299	2,676,989
Wyndham Hotels & Resorts, Inc.	136,989	8,942,642

		14,640,999

Human Resources — 0.8%
ASGN, Inc.†	37,762	3,510,733
Robert Half International, Inc.	46,379	3,607,823

		7,118,556

Independent Power Producers — 0.0%
Vistra Corp.	5,673	97,859

Industrial Automated/Robotic — 0.7%
Colfax Corp.†	151,257	6,708,248

Insurance Brokers — 0.6%
Aon PLC, Class A	15,436	3,514,931
Willis Towers Watson PLC	6,534	1,441,662

		4,956,593

Insurance - Life/Health — 2.1%
Aflac, Inc.	39,306	1,882,364
CNO Financial Group, Inc.	264,908	6,373,687
Globe Life, Inc.	30,666	2,864,204
Voya Financial, Inc.	124,989	7,534,337

		18,654,592

Insurance - Multi-line — 0.6%
Kemper Corp.	71,739	5,424,903

Insurance - Property/Casualty — 2.9%
Alleghany Corp.	14,715	9,512,217
Assurant, Inc.	48,730	6,004,511
Hanover Insurance Group, Inc.	52,544	6,060,950
Lancashire Holdings, Ltd.	246,478	2,111,868
Travelers Cos., Inc.	13,907	2,023,469

		25,713,015

Insurance - Reinsurance — 1.2%
Essent Group, Ltd.	48,376	1,994,542
Everest Re Group, Ltd.	16,815	4,066,035
Reinsurance Group of America, Inc.	19,894	2,431,644
RenaissanceRe Holdings, Ltd.	11,614	1,939,306

		10,431,527

Internet Content - Information/News — 0.2%
Yelp, Inc.†	46,986	1,771,842

Internet Infrastructure Software — 0.6%
F5 Networks, Inc.†	27,807	5,282,774

Investment Management/Advisor Services — 1.1%
Ameriprise Financial, Inc.	42,597	9,424,160

Lasers - System/Components — 0.4%
Coherent, Inc.†	14,743	3,566,921

68

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machine Tools & Related Products — 0.6%
Kennametal, Inc.	145,209	$5,425,008

Machinery - Construction & Mining — 0.4%
Oshkosh Corp.	37,243	3,947,758

Machinery - Electrical — 0.8%
BWX Technologies, Inc.	56,943	3,303,264
Regal Beloit Corp.	13,172	1,800,217
Vertiv Holdings Co.	102,882	2,153,320

		7,256,801

Machinery - General Industrial — 0.8%
Altra Industrial Motion Corp.	45,890	2,657,949
Middleby Corp.†	30,648	4,487,174

		7,145,123

Machinery - Pumps — 2.2%
Curtiss-Wright Corp.	19,934	2,202,508
Dover Corp.	53,540	6,599,340
Ingersoll Rand, Inc.†	107,674	4,989,613
SPX FLOW, Inc.†	100,328	6,176,192

		19,967,653

Medical Information Systems — 0.4%
Change Healthcare, Inc.†	155,963	3,566,874

Medical Instruments — 0.8%
Boston Scientific Corp.†	45,538	1,765,964
Integra LifeSciences Holdings Corp.†	78,289	5,350,270

		7,116,234

Medical Labs & Testing Services — 1.7%
ICON PLC†	15,171	2,741,096
IQVIA Holdings, Inc.†	13,680	2,637,367
Laboratory Corp. of America Holdings†	9,178	2,201,894
PPD, Inc.†	55,775	1,955,472
Syneos Health, Inc.†	74,474	5,760,564

		15,296,393

Medical Products — 1.0%
Hill-Rom Holdings, Inc.	37,955	4,048,660
Zimmer Biomet Holdings, Inc.	31,075	5,067,089

		9,115,749

Medical - Drugs — 0.2%
Jazz Pharmaceuticals PLC†	10,155	1,706,446

Medical - HMO — 1.7%
Centene Corp.†	54,389	3,183,932
Humana, Inc.	11,462	4,351,548
Molina Healthcare, Inc.†	33,238	7,204,669

		14,740,149

Medical - Hospitals — 1.2%
Acadia Healthcare Co., Inc.†	65,795	3,634,516
HCA Healthcare, Inc.	15,898	2,734,933
Universal Health Services, Inc., Class B	36,062	4,519,650

		10,889,099

Medical - Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	30,473	3,084,477

Metal Processors & Fabrication — 0.7%
Rexnord Corp.	133,351	5,994,128

Miscellaneous Manufacturing — 0.3%
John Bean Technologies Corp.	16,604	2,450,252

Security Description	Shares	Value (Note 2)

Motorcycle/Motor Scooter — 0.4%
Harley-Davidson, Inc.	107,243	$3,825,358

Office Automation & Equipment — 0.3%
Xerox Holdings Corp.	103,877	2,646,786

Office Supplies & Forms — 0.2%
Avery Dennison Corp.	12,638	2,214,304

Oil & Gas Drilling — 0.2%
Helmerich & Payne, Inc.	76,226	2,189,973

Oil Companies - Exploration & Production — 1.8%
ConocoPhillips	90,071	4,684,593
Diamondback Energy, Inc.	104,087	7,211,147
Pioneer Natural Resources Co.	25,867	3,843,060

		15,738,800

Oil Refining & Marketing — 1.3%
Delek US Holdings, Inc.	119,275	2,929,394
HollyFrontier Corp.	61,736	2,338,559
Marathon Petroleum Corp.	74,740	4,082,299
Valero Energy Corp.	31,607	2,433,107

		11,783,359

Oil - Field Services — 1.3%
ChampionX Corp.†	142,912	3,039,738
Halliburton Co.	114,756	2,505,123
Schlumberger NV	210,239	5,867,771

		11,412,632

Oil - U.S. Royalty Trusts — 0.2%
Viper Energy Partners LP	96,065	1,506,299

Physical Therapy/Rehabilitation Centers — 0.8%
Encompass Health Corp.	84,084	6,763,717

Publishing - Newspapers — 0.7%
TEGNA, Inc.	344,881	6,287,181

Real Estate Investment Trusts — 7.7%
American Assets Trust, Inc.	105,153	3,268,155
American Campus Communities, Inc.	87,641	3,589,775
American Homes 4 Rent, Class A	80,102	2,494,376
Americold Realty Trust#	113,536	3,978,302
Cousins Properties, Inc.	80,058	2,685,145
CyrusOne, Inc.	33,737	2,214,159
Duke Realty Corp.	97,952	3,844,616
Equity Residential	60,640	3,966,462
Essential Properties Realty Trust, Inc.	277,114	6,429,045
Essex Property Trust, Inc.	11,508	2,932,123
First Industrial Realty Trust, Inc.	70,104	2,994,142
Gaming and Leisure Properties, Inc.	160,467	7,124,735
Healthpeak Properties, Inc.	81,476	2,370,137
Host Hotels & Resorts, Inc.	148,603	2,465,324
Kilroy Realty Corp.	39,876	2,530,531
Lamar Advertising Co., Class A	22,761	1,970,875
Life Storage, Inc.	36,706	3,079,633
Regency Centers Corp.	68,439	3,749,089
Ryman Hospitality Properties, Inc.	30,162	2,331,221
Welltower, Inc.	62,272	4,228,269

		68,246,114

Resort/Theme Parks — 0.4%
Six Flags Entertainment Corp.	89,174	3,977,160

Retail - Apparel/Shoe — 0.6%
Foot Locker, Inc.	55,169	2,653,077
Ross Stores, Inc.	25,191	2,938,278

		5,591,355

69

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Auto Parts — 0.5%
AutoZone, Inc.†	4,084	$4,737,113

Retail - Consumer Electronics — 0.2%
Best Buy Co., Inc.	13,822	1,387,038

Retail - Discount — 0.2%
Dollar Tree, Inc.†	14,556	1,429,399

Retail - Perfume & Cosmetics — 0.3%
Ulta Beauty, Inc.†	8,573	2,763,335

Retail - Restaurants — 1.1%
Bloomin’ Brands, Inc.	167,678	4,165,122
Darden Restaurants, Inc.	17,255	2,369,629
Denny’s Corp.†	162,400	2,850,120

		9,384,871

Savings & Loans/Thrifts — 0.6%
Sterling Bancorp	266,242	5,812,063

Semiconductor Components - Integrated Circuits — 0.6%
NXP Semiconductors NV	28,241	5,155,395

Semiconductor Equipment — 1.3%
KLA Corp.	9,633	2,998,079
MKS Instruments, Inc.	38,799	6,397,955
Onto Innovation, Inc.†	42,572	2,659,047

		12,055,081

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	13,999	2,462,564

Steel - Producers — 1.2%
Reliance Steel & Aluminum Co.	48,752	6,445,014
Steel Dynamics, Inc.	100,668	4,185,776

		10,630,790

Telecom Equipment - Fiber Optics — 0.4%
Ciena Corp.†	74,885	3,906,750

Textile - Home Furnishings — 0.4%
Mohawk Industries, Inc.†	23,059	4,035,094

Theaters — 0.3%
Live Nation Entertainment, Inc.†#	29,085	2,584,493

Toys — 0.3%
Hasbro, Inc.	26,796	2,511,053

Transport - Rail — 0.4%
Kansas City Southern	16,466	3,496,390

Transport - Services — 0.2%
Expeditors International of Washington, Inc.	20,506	1,883,271

Transport - Truck — 0.4%
Knight-Swift Transportation Holdings, Inc.	80,089	3,459,846

Total Long-Term Investment Securities
(cost $674,681,938)		884,347,264

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.6%
State Street Institutional Liquid Reserves Fund, Administration Class 0.00%(1) (cost $5,640,762)	5,639,635	5,640,762

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/26/2021, to be repurchased 03/01/2021 in the amount of $570,000 and collateralized by $543,400 of United States Treasury Notes, bearing interest at 2.25% due 11/15/2024 and having an approximate value of $581,457 (cost $570,000)	$570,000	$570,000

TOTAL INVESTMENTS
(cost $680,892,700)(2)	100.0%	890,558,026
Other assets less liabilities	0.0	27,476

NET ASSETS	100.0%	$890,585,502

#	The security or a portion thereof is out on loan (see Note 2).

At February 28, 2021, the Fund had loaned securities with a total value of $7,124,715. This was secured by collateral of $7,360,282, received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2021
Federal Home Loan Mtg. Corp.	1.00% to 3.50%	02/01/2036 to 11/01/2050	149,585
Federal National Mtg. Assoc.	1.24% to 4.50%	07/25/2030 to 09/01/2050	353,980
Government National Mtg. Assoc.	1.00% to 2.70%	09/20/2046 to 05/16/2053	70,096
United States Cash Management Bills	0.00%	06/01/2021	64,027
United States Treasury Bills	0.00%	04/08/2021 to 12/30/2021	841,754
United States Treasury Notes/Bonds	0.07% to 8.13%	03/15/2021 to 11/15/2050	5,880,840

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of February 28, 2021.
(2)	See Note 5 for cost of investments on a tax basis.

70

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$884,347,264	$—	$—	$884,347,264
Short-Term Investment Securities	5,640,762	—	—	5,640,762
Repurchase Agreements	—	570,000	—	570,000

Total Investments at Value	$889,988,026	$570,000	$—	$890,558,026

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

71

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO PROFILE — February 28, 2021 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	50.5%
Domestic Fixed Income Investment Companies	28.3
International Equity Investment Companies	15.9
International Fixed Income Investment Companies	2.9
Real Estate Investment Companies	2.1
Domestic Money Market Investment Companies	0.3

100.0%

*	Calculated as a percentage of net assets

72

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 50.5%
VALIC Co. I Blue Chip Growth Fund	1,703	$44,840
VALIC Co. I Dividend Value Fund	6,704,847	81,866,187
VALIC Co. I Large Cap Core Fund	916,483	13,793,065
VALIC Co. I Large Capital Growth Fund	1,303,470	27,685,698
VALIC Co. I Mid Cap Index Fund	976,608	28,936,904
VALIC Co. I Mid Cap Strategic Growth Fund	751,123	17,711,469
VALIC Co. I Nasdaq-100® Index Fund	623,428	15,423,602
VALIC Co. I Science & Technology Fund	334,942	14,740,812
VALIC Co. I Small Cap Index Fund	798,103	19,114,579
VALIC Co. I Small Cap Special Values Fund	1,074,217	14,254,862
VALIC Co. I Stock Index Fund	1,873,050	95,375,723
VALIC Co. I Value Fund	1,181,031	22,746,664
VALIC Co. II Capital Appreciation Fund	1,843,913	37,468,314
VALIC Co. II Large Cap Value Fund	2,812,637	65,253,186
VALIC Co. II Mid Cap Growth Fund	1,091,096	15,209,879
VALIC Co. II Mid Cap Value Fund	3,110,877	62,279,764
VALIC Co. II Small Cap Growth Fund	428,661	11,659,581
VALIC Co. II Small Cap Value Fund	1,199,153	16,860,095

Total Domestic Equity Investment Companies
(cost $449,143,451)		560,425,224

Domestic Fixed Income Investment Companies — 28.3%
VALIC Co. I Capital Conservation Fund	2,374,231	25,095,618
VALIC Co. I Government Securities Fund	834,906	9,217,359
VALIC Co. I Inflation Protected Fund	5,199,688	61,980,282
VALIC Co. II Core Bond Fund	8,418,826	100,604,973
VALIC Co. II High Yield Bond Fund	4,054,633	31,950,510
VALIC Co. II Strategic Bond Fund	7,297,564	85,746,372

Total Domestic Fixed Income Investment Companies
(cost $297,969,114)		314,595,114

Domestic Money Market Investment Companies — 0.3%
VALIC Co. I Government Money Market I Fund(2) (cost $2,918,495)	2,918,495	2,918,495

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 15.9%
VALIC Co. I Emerging Economies Fund	4,401,084	$46,871,539
VALIC Co. I International Equities Index Fund	7,648,505	59,811,311
VALIC Co. I International Growth Fund	483,919	8,560,531
VALIC Co. I International Value Fund	2,274,863	23,840,568
VALIC Co. II International Opportunities Fund	1,623,254	37,610,785

Total International Equity Investment Companies
(cost $152,741,912)		176,694,734

International Fixed Income Investment Companies — 2.9%
VALIC Co. I International Government Bond Fund (cost $29,762,087)	2,533,110	32,575,797

Real Estate Investment Companies — 2.1%
VALIC Co. I Global Real Estate Fund (cost $22,737,846)	2,943,599	23,342,739

TOTAL INVESTMENTS
(cost $955,272,905)(3)	100.0%	1,110,552,103
Liabilities in excess of other assets	(0.0)	(180,787)

NET ASSETS	100.0%	$1,110,371,316

#

The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information of the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.

(1)	See Note 3.
(2)	The 7-day yield as of February 28, 2021 is 0.01%.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$1,110,552,103	$—	$—	$1,110,552,103

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

73

VALIC Company II Small Cap Growth Fund

PORTFOLIO PROFILE — February 28, 2021 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	15.5%
Enterprise Software/Service	5.1
Applications Software	4.6
Medical Products	3.3
Electronic Components — Semiconductors	3.0
Energy — Alternate Sources	2.9
Building & Construction Products — Misc.	2.7
Semiconductor Equipment	2.6
Retail — Automobile	2.1
Steel Pipe & Tube	2.0
Diagnostic Kits	1.9
Computer Software	1.9
Diversified Manufacturing Operations	1.9
Retail — Pet Food & Supplies	1.8
Electronic Measurement Instruments	1.6
Casino Hotels	1.5
Miscellaneous Manufacturing	1.5
Transport — Truck	1.5
Food — Wholesale/Distribution	1.4
Retail — Restaurants	1.3
Retail — Vision Service Center	1.3
Machinery — Electrical	1.3
Consumer Products — Misc.	1.2
Electric Products — Misc.	1.1
Drug Delivery Systems	1.1
Distribution/Wholesale	1.1
Registered Investment Companies	1.1
E-Commerce/Services	1.1
Building — Mobile Home/Manufactured Housing	1.1
Internet Application Software	1.1
Computer Services	1.1
Tools — Hand Held	1.0
Publishing — Newspapers	1.0
Computer Data Security	1.0
Finance — Investment Banker/Broker	1.0
Machinery — General Industrial	1.0
Medical — Outpatient/Home Medical	1.0
Auto/Truck Parts & Equipment — Original	1.0
Real Estate Investment Trusts	0.9
Medical — Generic Drugs	0.9
Retail — Discount	0.9
E-Commerce/Products	0.9
Medical Information Systems	0.9
Machinery — Pumps	0.9
Retail — Floor Coverings	0.9
Medical — Drugs	0.9
Recreational Centers	0.8
Banks — Commercial	0.8
Commercial Services — Finance	0.8
Medical — Hospitals	0.8
Physicians Practice Management	0.8
Racetracks	0.8
Casino Services	0.7
Web Hosting/Design	0.7
Investment Management/Advisor Services	0.7
Commercial Services	0.7
Food — Retail	0.7
Audio/Video Products	0.7
Medical Labs & Testing Services	0.6
Finance — Credit Card	0.6
Building — Residential/Commercial	0.6
Telecom Equipment — Fiber Optics	0.5
Schools	0.5
Finance — Leasing Companies	0.5
Therapeutics	0.4
Diagnostic Equipment	0.2
Software Tools	0.2
Consulting Services	0.1

100.1%

*	Calculated as a percentage of net assets

74

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.0%
Applications Software — 4.6%
Duck Creek Technologies, Inc.†	58,789	$2,780,720
Elastic NV†	22,204	2,983,996
JFrog, Ltd.†	26,144	1,398,443
Medallia, Inc.†	49,284	1,989,595
Outset Medical, Inc.†	21,374	1,064,211
Smartsheet, Inc., Class A†	43,810	3,033,842
Viant Technology, Inc., Class A†	10,669	529,076

		13,779,883

Audio/Video Products — 0.7%
Sonos, Inc.†	51,143	1,991,508

Auto/Truck Parts & Equipment-Original — 1.0%
Fox Factory Holding Corp.†	23,075	2,933,986

Banks-Commercial — 0.8%
First Financial Bankshares, Inc.	55,519	2,479,479

Building & Construction Products-Misc. — 2.7%
AZEK Co., Inc.†	50,283	2,217,983
Simpson Manufacturing Co., Inc.	30,663	2,988,416
Trex Co., Inc.†#	30,704	2,813,715

		8,020,114

Building-Mobile Home/Manufactured Housing — 1.1%
Winnebago Industries, Inc.	45,869	3,192,482

Building-Residential/Commercial — 0.6%
Tri Pointe Homes, Inc.†#	88,578	1,682,982

Casino Hotels — 1.5%
Boyd Gaming Corp.†	78,245	4,592,982

Casino Services — 0.7%
Caesars Entertainment, Inc.†	23,232	2,170,798

Commercial Services — 0.7%
LiveRamp Holdings, Inc.†	32,351	2,043,289

Commercial Services-Finance — 0.8%
Avalara, Inc.†	6,681	1,048,516
Repay Holdings Corp.†	59,626	1,299,847

		2,348,363

Computer Data Security — 1.0%
CyberArk Software, Ltd.†	13,446	1,974,276
Ping Identity Holding Corp.†	46,138	1,081,014

		3,055,290

Computer Services — 1.1%
Globant SA†	14,702	3,156,813

Computer Software — 1.9%
Bandwidth, Inc., Class A†	18,580	2,942,329
Envestnet, Inc.†	43,660	2,795,113

		5,737,442

Consulting Services — 0.1%
FTI Consulting, Inc.†	1,882	215,583

Consumer Products-Misc. — 1.2%
Helen of Troy, Ltd.†	16,683	3,616,874

Diagnostic Equipment — 0.2%
Adaptive Biotechnologies Corp.†	11,760	665,263

Diagnostic Kits — 1.9%
Natera, Inc.†	49,908	5,793,820

Distribution/Wholesale — 1.1%
SiteOne Landscape Supply, Inc.†	21,086	3,342,342

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations — 1.9%
Carlisle Cos., Inc.	14,369	$2,087,097
ITT, Inc.	43,741	3,629,628

		5,716,725

Drug Delivery Systems — 1.1%
Heron Therapeutics, Inc.†#	80,972	1,463,974
Revance Therapeutics, Inc.†	73,259	1,923,781

		3,387,755

E-Commerce/Products — 0.9%
Leslie’s, Inc.†	33,958	824,500
RealReal, Inc.†	71,204	1,818,550

		2,643,050

E-Commerce/Services — 1.1%
Eventbrite, Inc., Class A†	71,245	1,415,638
MediaAlpha, Inc., Class A†	34,114	1,791,326

		3,206,964

Electric Products-Misc. — 1.1%
Littelfuse, Inc.	13,089	3,406,020

Electronic Components-Semiconductors — 3.0%
Cree, Inc.†	30,878	3,503,418
Inphi Corp.†	17,118	2,817,452
Semtech Corp.†	34,887	2,557,566

		8,878,436

Electronic Measurement Instruments — 1.6%
Itron, Inc.†	41,917	4,914,349

Energy-Alternate Sources — 2.9%
Array Technologies, Inc.†	20,316	753,317
Enphase Energy, Inc.†	12,160	2,140,890
Plug Power, Inc.†	36,174	1,750,098
Shoals Technologies Group, Inc., Class A†	48,855	1,593,650
SolarEdge Technologies, Inc.†	7,997	2,385,585

		8,623,540

Enterprise Software/Service — 5.1%
Bill.com Holdings, Inc.†	7,289	1,202,758
Blackline, Inc.†	28,631	3,550,817
Cardlytics, Inc.†#	14,374	1,903,549
Everbridge, Inc.†	18,713	2,867,393
Evolent Health, Inc., Class A†	91,376	1,841,226
ManTech International Corp., Class A	30,951	2,419,130
Vertex, Inc., Class A†	50,305	1,546,879

		15,331,752

Finance-Credit Card — 0.6%
I3 Verticals, Inc., Class A†	51,310	1,703,492

Finance-Investment Banker/Broker — 1.0%
Evercore, Inc., Class A	25,439	3,046,829

Finance-Leasing Companies — 0.5%
PROG Holdings, Inc.	29,799	1,489,950

Food-Retail — 0.7%
Grocery Outlet Holding Corp.†	55,337	1,991,579

Food-Wholesale/Distribution — 1.4%
Performance Food Group Co.†	79,953	4,336,651

Internet Application Software — 1.1%
Anaplan, Inc.†	49,054	3,188,019

Investment Management/Advisor Services — 0.7%
Focus Financial Partners, Inc., Class A†	44,901	2,110,796

75

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery-Electrical — 1.3%
Bloom Energy Corp., Class A†	70,788	$2,019,581
Vertiv Holdings Co.	90,831	1,901,093

		3,920,674

Machinery-General Industrial — 1.0%
Applied Industrial Technologies, Inc.	35,266	3,010,658

Machinery-Pumps — 0.9%
Graco, Inc.	37,712	2,615,327

Medical Information Systems — 0.9%
1Life Healthcare, Inc.†	23,092	1,097,101
Oak Street Health, Inc.†	16,185	858,291
Signify Health, Inc., Class A	20,015	660,895

		2,616,287

Medical Labs & Testing Services — 0.6%
Personalis, Inc.†	59,155	1,823,749
Medical Products — 3.3%iRhythm Technologies, Inc.†	18,818	3,027,816
Nevro Corp.†	20,568	3,397,423
Shockwave Medical, Inc.†#	29,116	3,399,584

		11,648,572

Medical-Biomedical/Gene — 15.5%
ACADIA Pharmaceuticals, Inc.†	22,543	1,103,931
ADC Therapeutics SA†#	59,024	1,569,448
Allogene Therapeutics, Inc.†	24,581	853,206
Amicus Therapeutics, Inc.†	174,530	2,143,228
Arrowhead Pharmaceuticals, Inc.†	41,215	3,283,187
Atara Biotherapeutics, Inc.†	104,547	1,754,299
Avrobio, Inc.†	73,122	804,342
Berkeley Lights, Inc.†	16,419	1,017,485
Biohaven Pharmaceutical Holding Co., Ltd.†	32,616	2,771,708
Blueprint Medicines Corp.†	28,366	2,786,109
Bridgebio Pharma, Inc.†#	35,189	2,487,159
FibroGen, Inc.†	39,861	1,994,246
Generation Bio Co.†	20,868	728,711
Global Blood Therapeutics, Inc.†	18,503	788,228
Halozyme Therapeutics, Inc.†	95,832	4,336,398
Homology Medicines, Inc.†	49,384	530,384
Intercept Pharmaceuticals, Inc.†	18,947	410,392
Kronos Bio, Inc.†	36,849	1,071,200
Mirati Therapeutics, Inc.†	7,978	1,602,940
Orchard Therapeutics PLC ADR†#	68,478	477,292
REGENXBIO, Inc.†	44,995	1,840,745
Relay Therapeutics, Inc.†	36,933	1,524,225
REVOLUTION Medicines, Inc.†	31,455	1,436,864
Rubius Therapeutics, Inc.†	68,322	709,182
Sage Therapeutics, Inc.†	16,073	1,366,205
Sana Biotechnology, Inc.	32,835	1,009,348
Seer, Inc.†	21,170	1,021,029
Twist Bioscience Corp.†	27,869	3,835,889
Viela Bio, Inc.†	18,990	1,010,268

		46,267,648

Medical-Drugs — 0.9%
Alector, Inc.†	51,496	936,197
Clementia Pharmaceuticals, Inc. CVR†(1)	70,624	0
Coherus Biosciences, Inc.†	99,074	1,608,962

		2,545,159

Medical-Generic Drugs — 0.9%
Arvinas, Inc.†	35,006	2,740,970

Medical-Hospitals — 0.8%
Acadia Healthcare Co., Inc.†	42,173	2,329,637

Medical-Outpatient/Home Medical — 1.0%
Amedisys, Inc.†	11,627	2,949,072

Security Description	Shares	Value (Note 2)

Miscellaneous Manufacturing — 1.5%
John Bean Technologies Corp.	30,411	$4,487,751

Physicians Practice Management — 0.8%
Accolade, Inc.†	51,857	2,298,302

Publishing-Newspapers — 1.0%
New York Times Co., Class A	60,282	3,084,630

Racetracks — 0.8%
Penn National Gaming, Inc.†	19,424	2,248,911

Real Estate Investment Trusts — 0.9%
CubeSmart	35,721	1,320,248
Terreno Realty Corp.	26,518	1,486,069

		2,806,317

Recreational Centers — 0.8%
Planet Fitness, Inc., Class A†	28,970	2,494,027

Retail-Automobile — 2.1%
Lithia Motors, Inc., Class A	11,162	4,174,030
Rush Enterprises, Inc., Class A	47,819	2,028,960

		6,202,990

Retail-Discount — 0.9%
BJ’s Wholesale Club Holdings, Inc.†	40,572	1,630,183
Ollie’s Bargain Outlet Holdings, Inc.†	13,208	1,092,037

		2,722,220

Retail-Floor Coverings — 0.9%
Floor & Decor Holdings, Inc., Class A†	27,124	2,579,221

Retail-Pet Food & Supplies — 1.8%
Freshpet, Inc.†	29,112	4,537,979
Petco Health & Wellness Co., Inc.†	43,585	868,649

		5,406,628

Retail-Restaurants — 1.3%
Texas Roadhouse, Inc.	44,300	4,025,984

Retail-Vision Service Center — 1.3%
National Vision Holdings, Inc.†	83,300	3,955,917

Schools — 0.5%
Bright Horizons Family Solutions, Inc.†	9,842	1,571,374

Semiconductor Equipment — 2.6%
Entegris, Inc.	36,370	3,826,488
MKS Instruments, Inc.	23,109	3,810,674

		7,637,162

Software Tools — 0.2%
Digital Turbine, Inc.†	6,935	572,623

Steel Pipe & Tube — 2.0%
Advanced Drainage Systems, Inc.	54,346	5,979,147

Telecom Equipment-Fiber Optics — 0.5%
Ciena Corp.†	30,842	1,609,027

Therapeutics — 0.4%
G1 Therapeutics, Inc.†#	48,472	1,071,231

Tools-Hand Held — 1.0%
MSA Safety, Inc.	19,207	3,092,135

Transport-Truck — 1.5%
Saia, Inc.†	22,162	4,444,146

Web Hosting/Design — 0.7%
Q2 Holdings, Inc.†	17,663	2,152,766

Total Long-Term Investment Securities
(cost $201,601,113)		295,881,713

76

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Registered Investment Companies — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio 0.05%(2)(3) (cost $3,273,474)	3,273,474	$3,273,474

TOTAL INVESTMENTS
(cost $204,874,587)(4)	100.1%	299,155,187
Liabilities in excess of other assets	(0.1)	(335,871)

NET ASSETS	100.0%	$298,819,316

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of February 28, 2021.
(3)

At February 28, 2021, the Fund had loaned securities with a total value of $5,711,584. This was secured by collateral of $3,273,474, which was received in cash and subsequently invested in short-term investments currently valued at $3,273,474 as reported in the Portfolio of Investments. Additional collateral of $2,594,764 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2021
United States Treasury Notes/Bonds	0.13% to 6.88%	03/15/2021 to 08/15/2050	$2,594,764

(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CVR—Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Medical-Drugs	$2,545,159	$—	$0	$2,545,159
Other Industries	293,336,554	—	—	293,336,554
Short-Term Investment Securities	3,273,474	—	—	3,273,474

Total Investments at Value	$299,155,187	$—	$0	$299,155,187

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

77

VALIC Company II Small Cap Value Fund

PORTFOLIO PROFILE — February 28, 2021 (unaudited)

Industry Allocation*

Banks — Commercial	14.0%
Real Estate Investment Trusts	9.1
Repurchase Agreements	3.9
Savings & Loans/Thrifts	2.5
Building — Heavy Construction	2.2
Medical — Biomedical/Gene	2.1
Oil Companies — Exploration & Production	2.1
Distribution/Wholesale	2.0
Oil — Field Services	1.9
Electronic Components — Misc.	1.9
Human Resources	1.8
Auto/Truck Parts & Equipment — Original	1.6
Investment Management/Advisor Services	1.4
Retail — Apparel/Shoe	1.2
Electric — Integrated	1.2
Energy — Alternate Sources	1.1
Building & Construction Products — Misc.	1.1
Rental Auto/Equipment	1.0
Paper & Related Products	1.0
Airlines	1.0
Aerospace/Defense — Equipment	1.0
Steel — Producers	1.0
Gas — Distribution	0.9
Retail — Regional Department Stores	0.9
Medical — Drugs	0.9
Financial Guarantee Insurance	0.8
Metal — Aluminum	0.8
Enterprise Software/Service	0.8
Transport — Truck	0.8
Machinery — Construction & Mining	0.8
Chemicals — Specialty	0.8
Medical — Hospitals	0.8
Home Furnishings	0.7
Coal	0.7
Retail — Restaurants	0.7
Independent Power Producers	0.7
Machinery — General Industrial	0.7
Building — Residential/Commercial	0.7
Retail — Automobile	0.7
Television	0.7
Insurance — Property/Casualty	0.7
Building & Construction — Misc.	0.7
Retail — Building Products	0.7
Insurance — Life/Health	0.7
Resorts/Theme Parks	0.6
Machinery — Electrical	0.6
Insurance — Reinsurance	0.6
Building — Maintenance & Services	0.6
Consumer Products — Misc.	0.6
Finance — Consumer Loans	0.5
Computer Services	0.5
Medical — Generic Drugs	0.5
Racetracks	0.5
Transport — Services	0.5
Engineering/R&D Services	0.5
Real Estate Management/Services	0.5
Finance — Investment Banker/Broker	0.5
Consulting Services	0.5
Finance — Mortgage Loan/Banker	0.5
Office Furnishings — Original	0.4
Publishing — Books	0.4
Electronic Components — Semiconductors	0.4
Cable/Satellite TV	0.4
Rubber — Tires	0.4
Oil Refining & Marketing	0.4
Semiconductor Equipment	0.4
Finance — Commercial	0.4
Medical Products	0.4
E-Commerce/Services	0.4

Theaters	0.4
Food — Wholesale/Distribution	0.4
Pastoral & Agricultural	0.4
Commercial Services	0.4
Chemicals — Diversified	0.4
Applications Software	0.3
Retail — Jewelry	0.3
Rubber/Plastic Products	0.3
Medical Information Systems	0.3
Apparel Manufacturers	0.3
Steel — Specialty	0.3
Office Supplies & Forms	0.3
Retail — Office Supplies	0.3
Transport — Marine	0.3
Retail — Bedding	0.3
Computers — Integrated Systems	0.3
Retail — Discount	0.3
Networking Products	0.3
Machinery — Farming	0.3
Registered Investment Companies	0.3
Travel Services	0.3
Diversified Manufacturing Operations	0.3
Casino Services	0.3
Food — Misc./Diversified	0.3
Containers — Metal/Glass	0.2
Precious Metals	0.2
Telecom Services	0.2
Metal Processors & Fabrication	0.2
Wireless Equipment	0.2
Auto — Truck Trailers	0.2
Medical — Wholesale Drug Distribution	0.2
Electronic Security Devices	0.2
Housewares	0.2
Printing — Commercial	0.2
Building Products — Wood	0.2
Power Converter/Supply Equipment	0.2
Casino Hotels	0.2
Computers — Other	0.2
Banks — Mortgage	0.2
Retail — Sporting Goods	0.2
Agricultural Operations	0.2
Internet Content — Information/News	0.2
Cosmetics & Toiletries	0.2
Publishing — Newspapers	0.2
Medical Labs & Testing Services	0.2
Finance — Leasing Companies	0.2
Machinery — Pumps	0.1
Electric — Distribution	0.1
Footwear & Related Apparel	0.1
Multimedia	0.1
Telecommunication Equipment	0.1
Transactional Software	0.1
X-Ray Equipment	0.1
Oil & Gas Drilling	0.1
Retail — Home Furnishings	0.1
Medical — Nursing Homes	0.1
Audio/Video Products	0.1
E-Marketing/Info	0.1
Containers — Paper/Plastic	0.1
Lasers — System/Components	0.1
Commercial Services — Finance	0.1
Food — Canned	0.1
Machinery — Material Handling	0.1
Medical Instruments	0.1
Retail — Arts & Crafts	0.1
Metal Products — Distribution	0.1
Night Clubs	0.1
Machinery — Thermal Process	0.1
Broadcast Services/Program	0.1

78

VALIC Company II Small Cap Value Fund

PORTFOLIO PROFILE — February 28, 2021 (unaudited) — (continued)

Industry Allocation* (continued)

Building Products — Doors & Windows	0.1%
Advertising Services	0.1
Computer Data Security	0.1
Drug Delivery Systems	0.1
E-Commerce/Products	0.1
Computer Software	0.1
Satellite Telecom	0.1
Hazardous Waste Disposal	0.1
Retail — Drug Store	0.1
Auto — Heavy Duty Trucks	0.1
Dental Supplies & Equipment	0.1

100.3%

*	Calculated as a percentage of net assets

79

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.1%
Advertising Services — 0.1%
National CineMedia, Inc.	64,100	$302,552

Aerospace/Defense - Equipment — 1.0%
AAR Corp.	38,100	1,515,618
Astronics Corp.†	63,600	1,004,880
Barnes Group, Inc.	15,600	816,660
Ducommun, Inc.†	2,700	146,880
Moog, Inc., Class A	9,300	722,238
Triumph Group, Inc.	25,500	371,535

		4,577,811

Agricultural Operations — 0.2%
Andersons, Inc.	5,800	151,612
Bunge, Ltd.	3,900	298,662
Fresh Del Monte Produce, Inc.	12,200	314,028

		764,302

Airlines — 1.0%
Allegiant Travel Co.	6,600	1,664,454
Hawaiian Holdings, Inc.	28,500	764,370
SkyWest, Inc.	28,000	1,578,360
Spirit Airlines, Inc.†	17,000	609,960

		4,617,144

Apparel Manufacturers — 0.3%
Deckers Outdoor Corp.†	3,000	978,330
Lakeland Industries, Inc.†	18,900	593,271

		1,571,601

Applications Software — 0.3%
BM Technologies, Inc.†	8,494	107,024
Cerence, Inc.†	7,600	845,272
IBEX Holdings, Ltd.†	30,600	673,506

		1,625,802

Audio/Video Products — 0.1%
Universal Electronics, Inc.†	8,200	477,158

Auto - Heavy Duty Trucks — 0.1%
Navistar International Corp.†	6,000	264,360

Auto - Truck Trailers — 0.2%
Wabash National Corp.	58,600	971,588

Auto/Truck Parts & Equipment - Original — 1.6%
Adient PLC†	50,600	1,876,248
American Axle & Manufacturing Holdings, Inc.†	50,400	492,408
Dana, Inc.	118,500	2,821,485
Gentherm, Inc.†	13,400	948,586
Meritor, Inc.†	36,500	1,108,505
Methode Electronics, Inc.	3,500	136,255

		7,383,487

Auto/Truck Parts & Equipment - Replacement — 0.0%
Douglas Dynamics, Inc.	3,900	187,902

Banks - Commercial — 14.0%
1st Source Corp.	13,020	577,697
Amalgamated Bank, Class A†	17,900	314,324
American National Bankshares, Inc.	600	18,600
Ameris Bancorp	20,100	957,564
Atlantic Capital Bancshares, Inc.†	8,100	164,835
Atlantic Union Bankshares Corp.	900	33,057
BancFirst Corp.	13,280	848,326
Bancorp, Inc.†	62,700	1,270,929
BancorpSouth Bank	8,300	249,498
Bank of Commerce Holdings	4,000	43,480
Bank of N.T. Butterfield & Son, Ltd.	15,400	561,946

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Banner Corp.	8,800	$455,664
Bar Harbor Bankshares	16,600	464,634
Bridgewater Bancshares, Inc.†	20,200	291,890
Bryn Mawr Bank Corp.	3,300	124,839
Business First Bancshares, Inc.#	10,900	239,473
Cadence BanCorp	129,300	2,653,236
California Bancorp, Inc.†	6,600	101,772
Capital Bancorp, Inc.†	4,200	66,990
Capstar Financial Holdings, Inc.	10,300	166,963
Cathay General Bancorp	67,390	2,536,560
Central Pacific Financial Corp.	47,400	1,072,662
Central Valley Community Bancorp	5,800	102,486
Century Bancorp, Inc., Class A	418	37,892
Chemung Financial Corp.	1,000	35,210
CIT Group, Inc.	72,200	3,274,270
Citizens & Northern Corp.	1,500	31,380
City Holding Co.	6,800	511,428
Columbia Banking System, Inc.	23,900	1,058,531
Community Bank System, Inc.	13,380	952,522
Community Trust Bancorp, Inc.	17,418	711,699
ConnectOne Bancorp, Inc.	43,000	998,890
Customers Bancorp, Inc.†	56,900	1,523,782
Dime Community Bancshares, Inc.	9,972	293,277
East West Bancorp, Inc.	1,273	91,860
Enterprise Financial Services Corp.	22,400	963,200
Equity Bancshares, Inc., Class A†	10,300	267,800
Evans Bancorp, Inc.	2,700	87,480
Farmers National Banc Corp.	11,700	161,928
FB Financial Corp.	1,826	77,441
Financial Institutions, Inc.	22,000	602,360
First Bancorp	7,600	306,052
First BanCorp/Puerto Rico	229,200	2,404,308
First Business Financial Services, Inc.	6,100	135,420
First Choice Bancorp	7,000	138,530
First Citizens BancShares, Inc., Class A	690	509,144
First Commonwealth Financial Corp.	102,000	1,367,820
First Community Bankshares, Inc.	6,400	164,224
First Community Corp.	3,300	58,806
First Financial Corp.	4,700	199,186
First Hawaiian, Inc.	10,000	278,900
First Horizon Corp.	65,208	1,056,370
First Internet Bancorp	6,300	206,325
First Interstate BancSystem, Inc., Class A	7,170	325,661
First Merchants Corp.	17,500	735,875
First Midwest Bancorp, Inc.	19,300	381,754
First Northwest Bancorp	2,400	39,072
Flagstar Bancorp, Inc.	36,000	1,562,040
Fulton Financial Corp.	39,700	613,365
Glacier Bancorp, Inc.	6,300	341,460
Great Southern Bancorp, Inc.	18,000	950,220
Great Western Bancorp, Inc.	52,700	1,413,941
Hancock Whitney Corp.	55,421	2,092,143
Hanmi Financial Corp.	43,200	739,584
HBT Financial, Inc.	10,300	166,242
Heritage Commerce Corp.	6,900	65,619
Hilltop Holdings, Inc.	41,800	1,381,072
Home BancShares, Inc.	40,700	994,708
HomeStreet, Inc.	7,100	305,016
Hope Bancorp, Inc.	90,827	1,195,283
Independent Bank Corp.	20,500	423,735
Investar Holding Corp.	12,200	234,240
Kearny Financial Corp.	61,000	692,350
LCNB Corp.	5,800	98,426
Luther Burbank Corp.	26,500	270,565
Mercantile Bank Corp.	2,000	58,480

80

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
Meridian Corp.	3,000	$73,320
Meta Financial Group, Inc.	14,400	637,776
Metropolitan Bank Holding Corp.†	1,400	72,422
Midland States Bancorp, Inc.	3,500	85,750
Northrim BanCorp, Inc.	2,700	103,923
OFG Bancorp	15,800	305,098
Old National Bancorp	51,800	939,134
Old Second Bancorp, Inc.	11,400	136,458
OP Bancorp	13,500	124,065
Orrstown Financial Services, Inc.	5,800	112,984
PacWest Bancorp	5,135	186,092
Peapack-Gladstone Financial Corp.	13,700	376,887
Pinnacle Financial Partners, Inc.	5,200	422,084
Preferred Bank	1,900	110,105
Premier Financial Bancorp, Inc.	2,425	37,684
Premier Financial Corp.	13,320	408,391
Provident Bancorp, Inc.	18,000	220,500
RBB Bancorp	7,800	146,640
Renasant Corp.	1,500	58,920
Republic Bancorp, Inc., Class A	2,400	100,896
S&T Bancorp, Inc.	2,380	68,734
Sandy Spring Bancorp, Inc.	16,600	623,828
Select Bancorp, Inc.†	56,373	616,721
Shore Bancshares, Inc.	3,300	50,490
Sierra Bancorp	4,100	97,785
Tompkins Financial Corp.	2,348	181,571
TriCo Bancshares	5,000	215,350
TriState Capital Holdings, Inc.†	5,800	133,110
Trustmark Corp.	54,700	1,649,752
UMB Financial Corp.	23,560	1,987,757
Umpqua Holdings Corp.	94,514	1,613,354
United Bankshares, Inc.	32,500	1,200,875
United Community Banks, Inc.	45,500	1,504,230
Valley National Bancorp	4,920	60,270
Veritex Holdings, Inc.	29,022	843,960
Washington Trust Bancorp, Inc.	3,980	189,249
Webster Financial Corp.	11,800	652,658
West BanCorp, Inc.	1,330	30,364
Westamerica BanCorp	17,424	1,047,357
Western Alliance Bancorp	3,600	329,436
Western New England Bancorp, Inc.	6,900	55,269
Wintrust Financial Corp.	7,700	567,182

		65,282,742

Banks - Mortgage — 0.2%
Walker & Dunlop, Inc.	7,900	787,314

Broadcast Services/Program — 0.1%
Hemisphere Media Group, Inc.†	28,000	309,400

Building & Construction Products - Misc. — 1.1%
Builders FirstSource, Inc.†	74,550	3,225,406
Gibraltar Industries, Inc.†	5,800	506,630
Louisiana-Pacific Corp.	9,700	461,817
Summit Materials, Inc., Class A†	27,200	753,712

		4,947,565

Building & Construction - Misc. — 0.7%
EMCOR Group, Inc.	28,298	2,755,376
MYR Group, Inc.†	5,000	294,750

		3,050,126

Building Products - Doors & Windows — 0.1%
Cornerstone Building Brands, Inc.†	26,600	302,974

Building Products - Light Fixtures — 0.0%
LSI Industries, Inc.	6,200	55,924

Security Description	Shares	Value (Note 2)

Building Products - Wood — 0.2%
Boise Cascade Co.	18,000	$898,920

Building - Heavy Construction — 2.2%
Aegion Corp.†	15,400	398,090
Arcosa, Inc.	18,500	1,049,505
Dycom Industries, Inc.†	3,000	229,740
Great Lakes Dredge & Dock Corp.†	29,700	451,143
MasTec, Inc.†	32,050	2,780,337
Primoris Services Corp.	88,300	2,955,401
Sterling Construction Co., Inc.†	31,500	717,570
Tutor Perini Corp.†	110,800	1,628,760

		10,210,546

Building - Maintenance & Services — 0.6%
ABM Industries, Inc.	64,200	2,772,156

Building - Residential/Commercial — 0.7%
KB Home	8,700	351,306
Meritage Homes Corp.†	6,600	556,446
Taylor Morrison Home Corp.†	17,300	475,923
Tri Pointe Homes, Inc.†#	97,400	1,850,600

		3,234,275

Cable/Satellite TV — 0.4%
Liberty Latin America, Ltd., Class A†	59,500	652,715
Liberty Latin America, Ltd., Class C†	70,250	769,940
WideOpenWest, Inc.†	42,400	595,720

		2,018,375

Casino Hotels — 0.2%
Boyd Gaming Corp.†	14,300	839,410

Casino Services — 0.3%
Caesars Entertainment, Inc.†	10,100	943,744
Scientific Games Corp.†	5,500	257,565

		1,201,309

Chemicals - Diversified — 0.4%
AdvanSix, Inc.†	5,200	144,560
Koppers Holdings, Inc.†	41,800	1,396,538
Orion Engineered Carbons SA	11,700	207,090

		1,748,188

Chemicals - Specialty — 0.8%
H.B. Fuller Co.	2,000	112,140
Kraton Corp.†	10,100	375,619
Minerals Technologies, Inc.	10,560	752,189
PQ Group Holdings, Inc.	20,300	311,808
Tronox Holdings PLC, Class A	113,800	2,087,092

		3,638,848

Circuit Boards — 0.0%
TTM Technologies, Inc.†	15,800	223,096

Coal — 0.7%
Arch Resources, Inc., Class A	21,800	1,044,656
SunCoke Energy, Inc.	184,200	1,177,038
Warrior Met Coal, Inc.	63,300	1,213,461

		3,435,155

Commercial Services — 0.4%
LiveRamp Holdings, Inc.†	7,800	492,648
SP Plus Corp.†	16,600	550,290
Team, Inc.†	27,600	306,084
WW International, Inc.†	14,100	415,809

		1,764,831

81

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Commercial Services - Finance — 0.1%
Green Dot Corp., Class A†	9,000	$425,340

Computer Data Security — 0.1%
Cognyte Software, Ltd.†	5,200	150,124
SecureWorks Corp., Class A†	8,911	128,586

		278,710

Computer Services — 0.5%
Perspecta, Inc.	24,800	724,160
StarTek, Inc.†	49,000	397,390
Sykes Enterprises, Inc.†	19,800	809,028
Unisys Corp.†	22,200	545,010

		2,475,588

Computer Software — 0.1%
Cloudera, Inc.†	16,600	267,924

Computers - Integrated Systems — 0.3%
Diebold Nixdorf, Inc.†	92,400	1,341,648

Computers - Other — 0.2%
3D Systems Corp.†	22,500	806,400

Consulting Services — 0.5%
GP Strategies Corp.†	27,400	359,762
Huron Consulting Group, Inc.†	13,200	671,880
Kelly Services, Inc., Class A	57,500	1,197,150

		2,228,792

Consumer Products - Misc. — 0.6%
Central Garden & Pet Co., Class A†	40,000	1,660,400
Quanex Building Products Corp.	25,300	615,549
Spectrum Brands Holdings, Inc.	4,500	348,975

		2,624,924

Containers - Metal/Glass — 0.2%
Greif, Inc., Class A	4,200	202,860
O-I Glass, Inc.	73,600	859,648

		1,062,508

Containers - Paper/Plastic — 0.1%
Pactiv Evergreen Inc	22,500	314,550
TriMas Corp.†	3,700	124,283

		438,833

Cosmetics & Toiletries — 0.2%
Edgewell Personal Care Co.	24,200	740,278

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	7,600	236,056

Distribution/Wholesale — 2.0%
Avient Corp.	41,400	1,789,308
Core-Mark Holding Co., Inc.	22,900	746,082
G-III Apparel Group, Ltd.†	54,700	1,574,813
H&E Equipment Services, Inc.	3,700	114,441
KAR Auction Services, Inc.	3,400	47,294
Resideo Technologies, Inc.†	5,500	132,110
ScanSource, Inc.†	68,900	1,959,516
Veritiv Corp.†	20,300	482,734
WESCO International, Inc.†	28,757	2,308,612

		9,154,910

Diversified Manufacturing Operations — 0.3%
EnPro Industries, Inc.	10,000	803,400
Fabrinet†	5,200	459,316

		1,262,716

Security Description	Shares	Value (Note 2)

Drug Delivery Systems — 0.1%
Revance Therapeutics, Inc.†	10,500	$275,730

E-Commerce/Products — 0.1%
Overstock.com, Inc.†	4,000	268,680

E-Commerce/Services — 0.4%
Cars.com, Inc.†	118,600	1,384,062
Groupon, Inc.†	10,500	455,700

		1,839,762

E-Marketing/Info — 0.1%
comScore, Inc.†	123,900	452,235

Electric Products - Misc. — 0.0%
Graham Corp.	2,700	41,418

Electric - Distribution — 0.1%
Genie Energy, Ltd., Class B	6,500	49,075
Spark Energy, Inc., Class A#	31,400	313,058
Unitil Corp.	6,600	276,144

		638,277

Electric - Integrated — 1.2%
ALLETE, Inc.	13,200	820,116
Avista Corp.	14,180	570,178
Black Hills Corp.	19,200	1,135,872
IDACORP, Inc.	8,000	689,920
NorthWestern Corp.	4,300	251,464
Portland General Electric Co.	48,500	2,044,760

		5,512,310

Electronic Components - Misc. — 1.9%
Bel Fuse, Inc., Class B	19,000	337,250
Benchmark Electronics, Inc.	73,621	2,090,836
Comtech Telecommunications Corp.	3,700	99,456
Sanmina Corp.†	43,800	1,560,156
SMART Global Holdings, Inc.†	58,800	2,745,372
Vishay Intertechnology, Inc.	81,600	1,947,792

		8,780,862

Electronic Components - Semiconductors — 0.4%
Alpha & Omega Semiconductor, Ltd.†	7,500	263,925
Amkor Technology, Inc.	56,900	1,359,341
GSI Technology, Inc.†	7,700	56,518
Photronics, Inc.†	29,600	352,536

		2,032,320

Electronic Security Devices — 0.2%
API Group Corp.†*	51,000	943,500

Energy - Alternate Sources — 1.1%
FutureFuel Corp.	35,300	518,204
Green Plains, Inc.†	42,700	1,081,164
Maxeon Solar Technologies, Ltd.†	7,925	266,835
Renewable Energy Group, Inc.†	23,300	1,812,041
REX American Resources Corp.†	5,600	526,792
Sunnova Energy International, Inc.†	8,500	381,140
SunPower Corp.†#	13,800	479,826

		5,066,002

Engineering/R&D Services — 0.5%
Fluor Corp.	19,300	331,188
KBR, Inc.	64,200	1,990,200

		2,321,388

Enterprise Software/Service — 0.8%
ACI Worldwide, Inc.†	11,900	455,294
Asure Software, Inc.†	33,500	260,965

82

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Enterprise Software/Service (continued)
Donnelley Financial Solutions, Inc.†	19,100	$496,409
Evolent Health, Inc., Class A†	24,900	501,735
MicroStrategy, Inc., Class A†#	2,400	1,800,984
Verint Systems, Inc.†	5,900	290,811

		3,806,198

Finance - Commercial — 0.4%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	29,600	1,664,408
Marlin Business Services Corp.	12,000	182,400
MMA Capital Holdings, Inc.†	1,900	42,180

		1,888,988

Finance - Consumer Loans — 0.5%
Enova International, Inc.†	13,500	414,450
EZCORP, Inc., Class A†	28,100	134,880
Navient Corp.	77,600	960,688
Nelnet, Inc., Class A	12,400	900,240
Regional Management Corp.	3,500	113,295

		2,523,553

Finance - Investment Banker/Broker — 0.5%
Cowen, Inc., Class A#	44,255	1,498,032
Piper Sandler Cos.	7,000	744,240

		2,242,272

Finance - Leasing Companies — 0.2%
PROG Holdings, Inc.	14,200	710,000

Finance - Mortgage Loan/Banker — 0.5%
Mr. Cooper Group, Inc.†	41,000	1,289,450
Oportun Financial Corp.†	14,200	231,744
PennyMac Financial Services, Inc.	11,200	663,152

		2,184,346

Finance - Other Services — 0.0%
BGC Partners, Inc., Class A	12,800	57,344

Financial Guarantee Insurance — 0.8%
MBIA, Inc.†	16,900	123,370
MGIC Investment Corp.	77,900	948,822
NMI Holdings, Inc., Class A†	28,600	653,796
Radian Group, Inc.	109,000	2,223,600

		3,949,588

Food - Canned — 0.1%
Seneca Foods Corp., Class A†	7,600	413,896

Food - Misc./Diversified — 0.3%
B&G Foods, Inc.#	10,500	318,465
BellRing Brands, Inc., Class A†	37,900	861,088

		1,179,553

Food - Wholesale/Distribution — 0.4%
Performance Food Group Co.†	16,600	900,384
SpartanNash Co.	32,400	590,652
United Natural Foods, Inc.†	11,800	312,110

		1,803,146

Footwear & Related Apparel — 0.1%
Wolverine World Wide, Inc.	18,100	632,595

Gas - Distribution — 0.9%
New Jersey Resources Corp.	17,300	679,717
Northwest Natural Holding Co.	3,300	158,367
ONE Gas, Inc.	10,500	703,185
Southwest Gas Holdings, Inc.	26,340	1,642,299
Spire, Inc.	15,600	1,036,152

		4,219,720

Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	10,100	264,822

Security Description	Shares	Value (Note 2)

Home Furnishings — 0.7%
Herman Miller, Inc.	39,400	$1,511,187
Hooker Furniture Corp.	8,500	287,385
Purple Innovation, Inc.†	19,500	717,405
Sleep Number Corp.†	6,800	932,484

		3,448,461

Housewares — 0.2%
Lifetime Brands, Inc.	30,500	395,585
Tupperware Brands Corp.†	17,500	534,975

		930,560

Human Resources — 1.8%
Barrett Business Services, Inc.	13,600	968,320
Cross Country Healthcare, Inc.†	90,000	999,900
Heidrick & Struggles International, Inc.	49,500	1,776,555
Insperity, Inc.	1,100	97,570
Korn Ferry	39,800	2,449,690
TrueBlue, Inc.†	90,100	1,876,783

		8,168,818

Independent Power Producers — 0.7%
Clearway Energy, Inc., Class A	54,600	1,427,790
Clearway Energy, Inc., Class C	43,900	1,205,494
Vistra Corp.	43,329	747,425

		3,380,709

Insurance - Life/Health — 0.7%
American Equity Investment Life Holding Co.	39,000	1,077,570
CNO Financial Group, Inc.	78,820	1,896,409
Security National Financial Corp., Class A†	6,262	56,421

		3,030,400

Insurance - Property/Casualty — 0.7%
Ambac Financial Group, Inc.†	19,600	332,220
FedNat Holding Co.	6,100	42,212
First American Financial Corp.	8,375	440,023
Heritage Insurance Holdings, Inc.	18,900	183,519
Horace Mann Educators Corp.	8,580	330,673
ProAssurance Corp.	27,500	680,625
Selective Insurance Group, Inc.	1,800	122,094
Stewart Information Services Corp.	16,200	764,640
United Insurance Holdings Corp.	31,000	192,820

		3,088,826

Insurance - Reinsurance — 0.6%
Argo Group International Holdings, Ltd.	15,375	710,479
Essent Group, Ltd.	51,200	2,110,976

		2,821,455

Internet Content - Information/News — 0.2%
Yelp, Inc.†	20,100	757,971

Investment Management/Advisor Services — 1.4%
Artisan Partners Asset Management, Inc., Class A	6,000	285,000
Blucora, Inc.†	14,300	231,660
Boston Private Financial Holdings, Inc.	50,000	688,000
Federated Hermes, Inc.	27,800	742,816
Stifel Financial Corp.	53,850	3,289,158
Virtus Investment Partners, Inc.	5,200	1,304,680

		6,541,314

Lasers - System/Components — 0.1%
II-VI, Inc.†	5,200	438,360

Machinery - Construction & Mining — 0.8%
Astec Industries, Inc.	14,200	964,464
Manitowoc Co, Inc.†	33,300	542,457

83

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery - Construction & Mining (continued)
Terex Corp.	54,300	$2,236,074

		3,742,995

Machinery - Electrical — 0.6%
Argan, Inc.	48,200	2,410,964
Bloom Energy Corp., Class A†	17,300	493,569

		2,904,533

Machinery - Farming — 0.3%
AGCO Corp.	10,060	1,302,569

Machinery - General Industrial — 0.7%
Altra Industrial Motion Corp.	34,500	1,998,240
Applied Industrial Technologies, Inc.	4,800	409,776
Chart Industries, Inc.†	1,500	214,635
DXP Enterprises, Inc.†	17,800	534,712
Gencor Industries, Inc.†	6,700	95,140

		3,252,503

Machinery - Material Handling — 0.1%
Columbus McKinnon Corp.	8,100	407,754

Machinery - Pumps — 0.1%
Cactus, Inc., Class A	10,100	321,887
CIRCOR International, Inc.†	10,200	363,222

		685,109

Machinery - Thermal Process — 0.1%
Thermon Group Holdings, Inc.†	16,100	328,923

Medical Information Systems — 0.3%
Allscripts Healthcare Solutions, Inc.†	96,300	1,485,909
Computer Programs & Systems, Inc.	3,200	100,640

		1,586,549

Medical Instruments — 0.1%
Apyx Medical Corp.†	36,700	383,515

Medical Labs & Testing Services — 0.2%
MEDNAX, Inc.†	29,600	723,128

Medical Products — 0.4%
Avanos Medical, Inc.†	8,700	400,026
Hanger, Inc.†	9,600	211,008
Invacare Corp.	27,400	249,340
LivaNova PLC†	3,000	232,620
Orthofix Medical, Inc.†	16,800	781,368

		1,874,362

Medical - Biomedical/Gene — 2.1%
Acceleron Pharma, Inc.†	4,800	653,568
Akero Therapeutics, Inc.†	10,300	313,120
ANI Pharmaceuticals, Inc.†	9,800	285,180
Arcus Biosciences, Inc.†	28,730	1,013,020
BioCryst Pharmaceuticals, Inc.†	24,800	267,344
Epizyme, Inc.†	20,400	195,636
Fate Therapeutics, Inc.†	15,000	1,345,800
Five Prime Therapeutics, Inc.†	14,000	311,220
Intra-Cellular Therapies, Inc.†	11,500	407,445
Iovance Biotherapeutics, Inc.†	20,700	772,110
Karyopharm Therapeutics, Inc.†	13,200	182,424
Myriad Genetics, Inc.†	8,500	259,165
Novavax, Inc.†#	12,600	2,913,498
Scholar Rock Holding Corp.†	12,800	692,480
WaVe Life Sciences, Ltd.†	33,600	316,176

		9,928,186

Medical - Drugs — 0.9%
89bio, Inc.†	14,200	348,752

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
Enanta Pharmaceuticals, Inc.†	3,000	$147,960
Kala Pharmaceuticals, Inc.†#	16,100	119,301
Lannett Co., Inc.†	223,938	1,357,064
Minerva Neurosciences, Inc.†#	21,600	66,960
Protagonist Therapeutics, Inc.†	49,400	1,164,358
Spectrum Pharmaceuticals, Inc.†	123,700	424,291
Spero Therapeutics, Inc.†#	17,162	311,834
Zogenix, Inc.†#	3,100	65,751

		4,006,271

Medical - Generic Drugs — 0.5%
Endo International PLC†	310,400	2,461,472

Medical - HMO — 0.0%
Tivity Health, Inc.†	7,600	180,880

Medical - Hospitals — 0.8%
Surgery Partners, Inc.†	25,400	1,002,538
Tenet Healthcare Corp.†	50,600	2,581,612

		3,584,150

Medical - Nursing Homes — 0.1%
National HealthCare Corp.	6,900	479,895

Medical - Wholesale Drug Distribution — 0.2%
Owens & Minor, Inc.	28,300	962,483

Metal Processors & Fabrication — 0.2%
AZZ, Inc.	7,000	357,630
LB Foster Co., Class A†	5,200	88,140
Mueller Industries, Inc.	1,300	52,832
Rexnord Corp.	11,600	521,420

		1,020,022

Metal Products - Distribution — 0.1%
Worthington Industries, Inc.	5,240	334,784

Metal - Aluminum — 0.8%
Alcoa Corp.†	61,500	1,509,825
Arconic Corp.†	52,000	1,139,840
Century Aluminum Co.†	9,200	126,316
Kaiser Aluminum Corp.	10,075	1,149,557

		3,925,538

Multimedia — 0.1%
E.W. Scripps Co., Class A	33,000	621,060

Networking Products — 0.3%
Infinera Corp.†	77,500	761,437
NeoPhotonics Corp.†	57,000	547,770

		1,309,207

Night Clubs — 0.1%
RCI Hospitality Holdings, Inc.	5,200	334,100

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	23,300	197,584

Office Furnishings - Original — 0.4%
HNI Corp.	11,100	395,049
Knoll, Inc.	24,500	399,595
Steelcase, Inc., Class A	90,300	1,258,782

		2,053,426

Office Supplies & Forms — 0.3%
ACCO Brands Corp.	189,500	1,534,950

Oil & Gas Drilling — 0.1%
Patterson-UTI Energy, Inc.	70,900	524,660

Oil Companies - Exploration & Production — 2.1%
Antero Resources Corp.†	33,800	304,200
Berry Corp.	154,800	767,808

84

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Exploration & Production (continued)
Bonanza Creek Energy, Inc.†	6,800	$217,124
CNX Resources Corp.†	27,300	344,253
Evolution Petroleum Corp.	19,700	69,935
Falcon Minerals Corp.	93,600	369,720
Kosmos Energy, Ltd.	35,900	110,572
Magnolia Oil & Gas Corp., Class A†#	103,200	1,244,592
Matador Resources Co.†	33,100	691,459
Ovintiv, Inc.	92,500	2,133,975
PDC Energy, Inc.†	65,600	2,292,720
Range Resources Corp.†	66,600	642,024
Southwestern Energy Co.†	27,000	109,350
Talos Energy, Inc.†	9,800	103,782
W&T Offshore, Inc.†#	58,200	191,478

		9,592,992

Oil Refining & Marketing — 0.4%
CVR Energy, Inc.	32,000	706,560
Delek US Holdings, Inc.	37,100	911,176
Par Pacific Holdings, Inc.†	15,600	275,652
PBF Energy, Inc., Class A	6,900	97,980

		1,991,368

Oil - Field Services — 1.9%
Bristow Group, Inc.†	2,933	78,076
ChampionX Corp.†	38,500	818,895
Helix Energy Solutions Group, Inc.†	36,500	178,850
Liberty Oilfield Services, Inc., Class A	11,200	130,928
Matrix Service Co.†	93,200	1,264,724
MRC Global, Inc.†	74,200	648,508
National Energy Services Reunited Corp.†#	11,400	151,050
NexTier Oilfield Solutions, Inc.†	103,066	479,257
NOW, Inc.†	226,900	2,411,947
Oceaneering International, Inc.†	67,500	796,500
Oil States International, Inc.†	43,300	317,389
ProPetro Holding Corp.†	69,300	794,871
Select Energy Services, Inc., Class A†	116,300	735,016
Solaris Oilfield Infrastructure, Inc., Class A	15,900	187,779

		8,993,790

Paper & Related Products — 1.0%
Domtar Corp.	46,740	1,731,717
Glatfelter Corp.	23,500	377,175
Neenah, Inc.	9,200	508,944
Schweitzer-Mauduit International, Inc.	32,300	1,508,410
Verso Corp., Class A	42,000	525,000

		4,651,246

Pastoral & Agricultural — 0.4%
Darling Ingredients, Inc.†	28,600	1,802,944

Power Converter/Supply Equipment — 0.2%
Powell Industries, Inc.	28,500	887,205

Precious Metals — 0.2%
Coeur Mining, Inc.†	37,100	334,271
Hecla Mining Co.	108,300	707,199

		1,041,470

Printing - Commercial — 0.2%
Cimpress PLC†#	1,100	108,988
Deluxe Corp.	8,800	347,864
Quad/Graphics, Inc.	101,200	443,256

		900,108

Publishing - Books — 0.4%
Gannett Co, Inc.†	97,400	482,130

Security Description	Shares	Value (Note 2)

Publishing - Books (continued)
Houghton Mifflin Harcourt Co.†	254,200	$1,550,620

		2,032,750

Publishing - Newspapers — 0.2%
TEGNA, Inc.	40,600	740,138

Publishing - Periodicals — 0.0%
Meredith Corp.	5,000	123,900

Racetracks — 0.5%
Penn National Gaming, Inc.†#	20,700	2,396,646

Real Estate Investment Trusts — 9.1%
Acadia Realty Trust	26,700	504,897
Agree Realty Corp.	5,700	367,992
Alexander & Baldwin, Inc.	54,675	955,172
American Assets Trust, Inc.	17,600	547,008
American Finance Trust, Inc.	71,900	637,034
Apollo Commercial Real Estate Finance, Inc.	52,300	695,067
Ares Commercial Real Estate Corp.	57,700	796,837
Armada Hoffler Properties, Inc.	47,400	611,934
Blackstone Mtg. Trust, Inc., Class A	51,900	1,515,480
Broadstone Net Lease, Inc., Class A	45,600	824,904
BRT Apartments Corp.	2,500	39,600
CareTrust REIT, Inc.	14,400	319,392
CatchMark Timber Trust, Inc., Class A	16,600	169,486
Centerspace	3,600	247,068
Chatham Lodging Trust	15,600	217,308
Cherry Hill Mtg. Investment Corp.#	2,987	29,332
City Office REIT, Inc.	84,000	853,440
Colony Capital, Inc.#	117,600	696,192
Colony Credit Real Estate, Inc.	5,100	42,075
Columbia Property Trust, Inc.	10,100	142,612
CorePoint Lodging, Inc.	25,800	235,038
Cousins Properties, Inc.	13,449	451,080
DiamondRock Hospitality Co.†	203,034	2,054,704
Diversified Healthcare Trust	19,100	85,950
Easterly Government Properties, Inc.	5,700	125,286
Ellington Financial, Inc.	13,000	204,360
Essential Properties Realty Trust, Inc.	23,200	538,240
First Industrial Realty Trust, Inc.	15,900	679,089
Getty Realty Corp.	28,446	795,919
Gladstone Commercial Corp.	37,100	693,028
Global Medical REIT, Inc.	10,500	141,435
Global Net Lease, Inc.	34,700	644,726
Granite Point Mtg. Trust, Inc.	28,700	320,292
Great Ajax Corp.	6,300	70,875
Healthcare Realty Trust, Inc.	21,700	626,262
Hersha Hospitality Trust†	2,700	30,024
Highwoods Properties, Inc.	10,500	419,580
Innovative Industrial Properties, Inc.	4,000	780,000
Kite Realty Group Trust	30,800	590,436
KKR Real Estate Finance Trust, Inc.	29,000	534,470
Ladder Capital Corp.	114,500	1,309,880
Lexington Realty Trust	30,900	331,248
Mack-Cali Realty Corp.	15,800	220,726
National Health Investors, Inc.	1,100	75,097
New Senior Investment Group, Inc.	194,600	1,189,006
New York Mtg. Trust, Inc.	85,200	355,284
NexPoint Residential Trust, Inc.	1,117	45,842
Pebblebrook Hotel Trust	11,193	253,633
PennyMac Mtg. Investment Trust	50,200	952,294
Physicians Realty Trust	27,200	462,400
Piedmont Office Realty Trust, Inc., Class A	40,700	694,342
Plymouth Industrial REIT, Inc.	2,000	29,840
PotlatchDeltic Corp.	31,100	1,578,325

85

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
QTS Realty Trust, Inc., Class A#	800	$49,696
Ready Capital Corp.	18,900	247,968
Redwood Trust, Inc.	144,400	1,420,896
Retail Opportunity Investments Corp.	21,500	339,915
Retail Properties of America, Inc., Class A	86,400	909,792
Retail Value, Inc.	6,621	110,571
RLJ Lodging Trust	28,726	450,998
Ryman Hospitality Properties, Inc.	2,200	170,038
Sabra Health Care REIT, Inc.	67,600	1,164,072
Saul Centers, Inc.	1,200	42,504
Service Properties Trust	41,540	533,374
SITE Centers Corp.	62,500	833,750
STAG Industrial, Inc.#	41,500	1,309,325
Summit Hotel Properties, Inc.	13,200	136,620
Sunstone Hotel Investors, Inc.	216,872	2,864,879
TPG RE Finance Trust, Inc.	54,500	568,980
Two Harbors Investment Corp.	89,805	648,392
UMH Properties, Inc.	4,200	71,694
Urban Edge Properties	41,300	681,450
Urstadt Biddle Properties, Inc., Class A	8,200	132,184
Xenia Hotels & Resorts, Inc.	89,800	1,793,306

		42,211,945

Real Estate Management/Services — 0.5%
Newmark Group, Inc., Class A	66,929	670,629
Realogy Holdings Corp.†#	105,800	1,595,464

		2,266,093

Rental Auto/Equipment — 1.0%
Aaron’s Co., Inc.†	7,100	155,916
Herc Holdings, Inc.†	46,100	4,045,736
Rent-A-Center, Inc.	11,200	646,912

		4,848,564

Resort/Theme Parks — 0.6%
Marriott Vacations Worldwide Corp.	17,400	2,952,954

Retail - Apparel/Shoe — 1.2%
Abercrombie & Fitch Co., Class A	92,900	2,542,673
Caleres, Inc.	32,700	518,622
Children’s Place, Inc.†	4,700	325,475
Genesco, Inc.†	28,400	1,276,296
Guess?, Inc.#	36,800	927,728

		5,590,794

Retail - Appliances — 0.0%
Conn’s, Inc.†	5,600	79,464

Retail - Arts & Crafts — 0.1%
Michaels Cos., Inc.†#	23,100	346,500

Retail - Automobile — 0.7%
Group 1 Automotive, Inc.	5,800	884,152
Lithia Motors, Inc., Class A	2,500	934,875
Rush Enterprises, Inc., Class A	11,900	504,917
Sonic Automotive, Inc., Class A	19,400	894,534

		3,218,478

Retail - Bedding — 0.3%
Bed Bath & Beyond, Inc.	53,400	1,434,324

Retail - Building Products — 0.7%
Beacon Roofing Supply, Inc.†	15,700	750,931
GMS, Inc.†	62,500	2,287,500

		3,038,431

Security Description	Shares	Value (Note 2)

Retail - Discount — 0.3%
Big Lots, Inc.	9,100	$578,214
Citi Trends, Inc.	9,400	732,166

		1,310,380

Retail - Drug Store — 0.1%
Rite Aid Corp.†	13,504	264,408

Retail - Home Furnishings — 0.1%
Haverty Furniture Cos., Inc.	14,100	509,997

Retail - Jewelry — 0.3%
Movado Group, Inc.	2,800	63,840
Signet Jewelers, Ltd.†	31,200	1,553,136

		1,616,976

Retail - Leisure Products — 0.0%
MarineMax, Inc.†	2,400	107,160

Retail - Office Supplies — 0.3%
ODP Corp.	40,000	1,530,800

Retail - Petroleum Products — 0.0%
Murphy USA, Inc.	1,800	224,370

Retail - Regional Department Stores — 0.9%
Dillard’s, Inc., Class A	19,300	1,538,210
Macy’s, Inc.	166,100	2,526,381

		4,064,591

Retail - Restaurants — 0.7%
BJ’s Restaurants, Inc.†	15,000	832,950
Brinker International, Inc.	31,700	2,174,303
Dine Brands Global, Inc.	4,800	379,728

		3,386,981

Retail - Sporting Goods — 0.2%
Zumiez, Inc.†	17,300	779,884

Rubber - Tires — 0.4%
Cooper Tire & Rubber Co.	20,900	1,196,316
Goodyear Tire & Rubber Co.†	47,900	805,199

		2,001,515

Rubber/Plastic Products — 0.3%
Myers Industries, Inc.	3,858	85,416
Trinseo SA	23,645	1,530,068

		1,615,484

Satellite Telecom — 0.1%
Gogo, Inc.†#	16,000	189,600
KVH Industries, Inc.†	5,700	77,862

		267,462

Savings & Loans/Thrifts — 2.5%
Axos Financial, Inc.†	24,000	1,110,480
Berkshire Hills Bancorp, Inc.	45,200	911,232
Brookline Bancorp, Inc.	24,500	348,635
ESSA Bancorp, Inc.	4,300	67,553
Flushing Financial Corp.	20,400	423,300
FS Bancorp, Inc.	1,700	103,071
HomeTrust Bancshares, Inc.	20,700	478,998
Investors Bancorp, Inc.	178,500	2,381,190
Meridian Bancorp, Inc.	32,800	549,400
Northfield Bancorp, Inc.	65,800	900,802
OceanFirst Financial Corp.	51,300	1,114,749
Pacific Premier Bancorp, Inc.	10,700	431,210
Provident Financial Holdings, Inc.	1,700	26,775
Provident Financial Services, Inc.	62,677	1,267,956
Territorial Bancorp, Inc.	1,800	44,244

86

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Savings & Loans/Thrifts (continued)
Washington Federal, Inc.	36,600	$1,106,052
WSFS Financial Corp.	10,356	550,318

		11,815,965

Schools — 0.0%
American Public Education, Inc.†	3,100	91,264

Semiconductor Equipment — 0.4%
Cohu, Inc.	18,700	812,515
Veeco Instruments, Inc.†	52,400	1,126,600

		1,939,115

Steel - Producers — 1.0%
Carpenter Technology Corp.	15,000	609,900
Cleveland-Cliffs, Inc.	162,700	2,170,418
Commercial Metals Co.	67,100	1,687,565

		4,467,883

Steel - Specialty — 0.3%
Allegheny Technologies, Inc.†	78,900	1,551,174

Telecom Services — 0.2%
ATN International, Inc.	5,700	277,476
Consolidated Communications Holdings, Inc.†	82,400	433,424
Spok Holdings, Inc.	29,100	311,952

		1,022,852

Telecommunication Equipment — 0.1%
ADTRAN, Inc.	34,900	587,716

Television — 0.7%
AMC Networks, Inc., Class A†	24,600	1,613,514
Gray Television, Inc.†	22,700	412,005
Sinclair Broadcast Group, Inc., Class A	34,700	1,073,271

		3,098,790

Textile - Products — 0.0%
Albany International Corp., Class A	1,000	79,050

Theaters — 0.4%
AMC Entertainment Holdings, Inc., Class A#	24,700	197,847
Cinemark Holdings, Inc.	72,200	1,620,890

		1,818,737

Transactional Software — 0.1%
Synchronoss Technologies, Inc.†	130,700	579,001

Transport - Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	1,100	60,643

Transport - Marine — 0.3%
Costamare, Inc.	96,000	926,400
DHT Holdings, Inc.	22,100	123,318
Dorian LPG, Ltd.†	24,400	303,780
International Seaways, Inc.	8,500	147,390

		1,500,888

Transport - Services — 0.5%
Echo Global Logistics, Inc.†	62,600	1,744,036
Hub Group, Inc., Class A†	10,800	621,864

		2,365,900

Transport - Truck — 0.8%
ArcBest Corp.	62,620	3,693,954
Covenant Logistics Group, Inc.†	4,500	81,810

		3,775,764

Travel Services — 0.3%
Liberty TripAdvisor Holdings, Inc., Class A†	224,800	1,265,624

Security Description	Shares/ Principal Amount	Value (Note 2)

Water — 0.0%
Consolidated Water Co., Ltd.	11,600	$150,220

Wireless Equipment — 0.2%
Maxar Technologies, Inc.	21,200	1,014,420

X-Ray Equipment — 0.1%
Varex Imaging Corp.†	11,900	272,867
ViewRay, Inc.†	67,848	295,817

		568,684

Total Long-Term Investment Securities
(cost $339,225,957)		446,691,277

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 0.05%(1)(2) (cost $1,293,321)	1,293,321	1,293,321

REPURCHASE AGREEMENTS — 3.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/26/2021, to be repurchased 03/01/2021 in the amount of $7,494,000 and collateralized by $7,565,300 of United States Treasury Notes, bearing interest at 2.13% due 05/31/2021 and having an approximate value of $7,643,906	$7,494,000	7,494,000
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/26/2021, to be repurchased 03/01/2021 in the amount of $10,680,000 and collateralized by $10,485,000 of United States Treasury Notes, bearing interest at 1.50% due 11/30/2024 and having an approximate value of $10,893,688	10,680,000	10,680,000

Total Repurchase Agreements
(cost $18,174,000)		18,174,000

TOTAL INVESTMENTS
(cost $358,693,278)(3)	100.3%	466,158,598
Liabilities in excess of other assets	(0.3)	(1,192,185)

NET ASSETS	100.0%	$464,966,413

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2021, the aggregate value of these securities was $943,500 representing 0.2% of net assets.

(1)	The rate shown is the 7-day yield as of February 28, 2021.
(2)

At February 28, 2021, the Fund had loaned securities with a total value of $11,178,613. This was secured by collateral of $1,293,321, which was received in cash and subsequently invested in short-term investments currently valued at $1,293,321 as reported in the Portfolio of Investments. Additional collateral of $10,097,451 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

87

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2021
Federal Home Loan Mtg. Corp.	1.00% to 3.50%	02/01/2036 to 11/01/2050	$246,434
Federal National Mtg. Assoc.	1.24% to 4.50%	07/25/2030 to 09/01/2050	583,166
Government National Mtg. Assoc.	1.00% to 2.70%	09/20/2046 to 05/16/2053	115,480
United States Cash Management Bills	0.00%	06/01/2021 to 06/01/2021	490
United States Treasury Bills	0.00%	03/18/2021 to 12/30/2021	406,143
United States Treasury Notes/Bonds	0.07% to 8.13%	03/15/2021 to 11/15/2050	8,745,738

(3)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
158	Long	Russell 2000 E-Mini Index	March 2021	$18,006,711	$17,373,680	$(633,031)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$446,691,277	$—	$—	$446,691,277
Short-Term Investment Securities	1,293,321	—	—	1,293,321
Repurchase Agreements	—	18,174,000	—	18,174,000

Total Investments at Value	$447,984,598	$18,174,000	$—	$466,158,598

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$633,031	$—	$—	$633,031

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

88

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — February 28, 2021 (unaudited)

Industry Allocation*

Sovereign	13.3%
Registered Investment Companies	10.5
Federal National Mtg. Assoc.	8.5
United States Treasury Notes	3.9
Federal Home Loan Mtg. Corp.	3.9
Pipelines	3.1
Oil Companies — Exploration & Production	2.7
Diversified Banking Institutions	2.6
Real Estate Investment Trusts	2.4
Uniform Mtg. Backed Securities	2.3
Diversified Financial Services	1.9
Government National Mtg. Assoc.	1.8
Banks — Commercial	1.7
Oil Companies — Integrated	1.4
Medical — Hospitals	1.4
Auto — Cars/Light Trucks	1.2
Telephone — Integrated	1.2
Electric — Integrated	1.1
Cruise Lines	1.1
Cable/Satellite TV	1.1
Airlines	1.0
Satellite Telecom	1.0
Electric — Generation	1.0
Casino Hotels	0.9
Independent Power Producers	0.8
Finance — Consumer Loans	0.8
Steel — Producers	0.7
Metal — Copper	0.7
Food — Misc./Diversified	0.6
Human Resources	0.6
Distribution/Wholesale	0.6
Enterprise Software/Service	0.6
Containers — Paper/Plastic	0.6
Chemicals — Specialty	0.6
Protection/Safety	0.5
Oil — Field Services	0.5
Electric — Distribution	0.5
Medical — Drugs	0.5
Finance — Mortgage Loan/Banker	0.5
Hotels/Motels	0.5
Cellular Telecom	0.5
Rental Auto/Equipment	0.5
Paper & Related Products	0.5
Food — Wholesale/Distribution	0.5
Insurance — Life/Health	0.5
Broadcast Services/Program	0.5
Retail — Petroleum Products	0.5
Cosmetics & Toiletries	0.4
Retail — Restaurants	0.4
Aerospace/Defense — Equipment	0.4
Food — Retail	0.4
Resorts/Theme Parks	0.4
Security Services	0.4
Television	0.4
Federal Home Loan Bank	0.4
Theaters	0.4
Real Estate Operations & Development	0.4
Chemicals — Diversified	0.4
Finance — Credit Card	0.3
Agricultural Chemicals	0.3
Auto — Heavy Duty Trucks	0.3
Real Estate Management/Services	0.3
E-Commerce/Services	0.3
Investment Companies	0.3
Computer Software	0.3
Commercial Services — Finance	0.3
Investment Management/Advisor Services	0.3
Transport — Air Freight	0.3
Motion Pictures & Services	0.3

Multimedia	0.3
Vitamins & Nutrition Products	0.3
Poultry	0.3
Applications Software	0.3
Direct Marketing	0.3
Building Products — Doors & Windows	0.3
Research & Development	0.3
Transport — Services	0.3
Telecom Services	0.2
Computer Services	0.2
Transport — Equipment & Leasing	0.2
Casino Services	0.2
Computers — Integrated Systems	0.2
Coal	0.2
Finance — Auto Loans	0.2
Metal — Aluminum	0.2
Diversified Minerals	0.2
Medical — Generic Drugs	0.2
Computers	0.2
Auction Houses/Art Dealers	0.2
Non — Hazardous Waste Disposal	0.2
Recycling	0.2
Metal — Iron	0.2
Dialysis Centers	0.2
Insurance — Property/Casualty	0.2
SupraNational Banks	0.2
Building — Residential/Commercial	0.2
Retail — Pawn Shops	0.2
Medical Labs & Testing Services	0.2
Oil Refining & Marketing	0.2
Internet Content — Entertainment	0.2
Commercial Services	0.2
Finance — Investment Banker/Broker	0.2
Energy — Alternate Sources	0.2
Banks — Super Regional	0.2
Auto/Truck Parts & Equipment — Original	0.2
Food — Dairy Products	0.2
Pharmacy Services	0.2
Building & Construction Products — Misc.	0.2
Metal — Diversified	0.2
Building & Construction — Misc.	0.2
Containers — Metal/Glass	0.1
Insurance — Multi — line	0.1
Internet Telephone	0.1
Retail — Appliances	0.1
Batteries/Battery Systems	0.1
Financial Guarantee Insurance	0.1
Machinery — Farming	0.1
Regional Agencies	0.1
Finance — Leasing Companies	0.1
Regional Authority	0.1
Warehousing & Harbor Transportation Services	0.1
Sovereign Agency	0.1
Medical — Biomedical/Gene	0.1
Food — Meat Products	0.1
Insurance — Mutual	0.1
Chemicals — Other	0.1
Electronic Parts Distribution	0.1
Brewery	0.1
Insurance Brokers	0.1
Savings & Loans/Thrifts	0.1
Banks — Special Purpose	0.1
Oil Field Machinery & Equipment	0.1
Transport — Rail	0.1
Auto Repair Centers	0.1
Petrochemicals	0.1
Medical Information Systems	0.1
Circuit Boards	0.1
Medical Products	0.1

89

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — February 28, 2021 (unaudited) — (continued)

Industry Allocation* (continued)

Retail — Sporting Goods	0.1%
Machinery — Construction & Mining	0.1
Drug Delivery Systems	0.1
Insurance — Reinsurance	0.1
Retail — Regional Department Stores	0.1
Industrial Gases	0.1
Airport Development/Maintenance	0.1
Trucking/Leasing	0.1
Telecom Equipment — Fiber Optics	0.1
Internet Financial Services	0.1
Quarrying	0.1
Electronic Components — Semiconductors	0.1
edical — HMO	0.1
Transport — Truck	0.1
Computer Graphics	0.1

105.1%

Credit Quality†#

Aaa	23.8%
Aa	2.2
A	5.4
Baa	12.9
Ba	20.1
B	23.9
Caa	5.1
Ca	0.2
Not Rated@	6.4

100.0%

*	Calculated as a percentage of net assets.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.

90

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited)

Security Description	Principal Amount(17)	Value (Note 2)

ASSET BACKED SECURITIES — 1.5%
Diversified Financial Services — 1.5%
AmeriCredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	$365,642	$369,921
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	500,000	511,212
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	318,000	319,062
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	680,000	727,700
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	850,000	962,796
BMW Vehicle Lease Trust Series 2019-1, Class A4 2.92% due 08/22/2022	350,000	352,693
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 1.11% (1 ML+1.00%) due 04/15/2034*(1)	700,000	699,126
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	100,000	101,550
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	200,000	204,241
CarMax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	250,000	255,001
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	297,248	302,925
Chase Mtg. Finance Corp. VRS Series 2016-SH2, Class M2 3.75% due 12/25/2045*(2)(3)	411,467	427,112
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7 3.96% due 10/13/2030	100,000	117,907
Citigroup Commercial Mtg. Trust VRS Series 2018-C5, Class A4 4.23% due 06/10/2051(1)(2)	1,000,000	1,151,648
COMM Mtg. Trust VRS Series 2015-CR22, Class XA 0.89% due 03/10/2048(1)(2)(4)	4,131,470	111,598
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.83% due 02/10/2036*(1)(2)	250,000	271,855
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	150,000	152,692
CSAIL Commercial Mtg. Trust Series 2019-C17, Class A2 3.00% due 09/15/2052(1)	1,675,000	1,766,157
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(1)	490,000	532,133
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	200,000	201,208
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	129,307	131,132
Honda Auto Receivables Owner Trust Series 2020-3, Class A4 0.46% due 04/19/2027	60,000	59,900

Security Description	Principal Amount(17)	Value (Note 2)

Diversified Financial Services (continued)
Honda Auto Receivables Owner Trust Series 2020-2, Class A4 1.09% due 10/15/2026	$100,000	$101,566
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	187,321	190,169
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(2)(3)	243,044	243,550
JP Morgan Mtg. Trust VRS Series 2018-1, Class A5 3.50% due 06/25/2048*(2)(3)	148,123	148,402
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 1.01% (1 ML+0.90%) due 12/15/2033*(1)	550,000	550,541
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)	640,000	658,953
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(3)	263,888	268,707
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	425,000	450,453
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	200,000	206,782
Volkswagen Auto Loan Enhanced Trust Series 2020-1, Class A4 1.26% due 08/20/2026	340,000	346,457
Volkswagen Auto Loan Enhanced Trust Series 2018-2, Class A4 3.33% due 02/20/2025	150,000	155,454

Total Asset Backed Securities
(cost $12,584,245)		13,050,603

U.S. CONVERTIBLE BONDS & NOTES — 0.1%
Oil Field Machinery & Equipment — 0.1%
Hi-Crush, Inc. Senior Sec. Notes 8.00% due 04/09/2026(5)(6)(7) (cost $650,268)	718,000	718,000

U.S. CORPORATE BONDS & NOTES — 37.3%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 3.38% due 03/01/2041	182,000	183,133

Aerospace/Defense — 0.0%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	351,000	390,679

Aerospace/Defense-Equipment — 0.4%
Moog, Inc. Company Guar. Notes 4.25% due 12/15/2027*	1,850,000	1,900,875
Spirit AeroSystems, Inc. Sec. Notes 7.50% due 04/15/2025*	1,594,000	1,686,643

		3,587,518

Airlines — 0.8%
American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	2,300,000	2,737,000

91

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(17)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
Delta Air Lines, Inc. Senior Notes 3.75% due 10/28/2029		$340,000	$337,423
Delta Air Lines, Inc. Senior Notes 4.38% due 04/19/2028		447,000	462,155
Delta Air Lines, Inc. Senior Sec. Notes 7.00% due 05/01/2025*		1,407,000	1,634,221
United Airlines Holdings, Inc. Company Guar. Notes 4.88% due 01/15/2025#		1,036,000	1,061,447
United Airlines Holdings, Inc. Company Guar. Notes 5.00% due 02/01/2024#		972,000	997,515

			7,229,761

Applications Software — 0.2%
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*		1,515,000	1,604,461

Auction Houses/Art Dealers — 0.2%
Sotheby’s Senior Sec. Notes 7.38% due 10/15/2027*		1,515,000	1,636,200

Auto-Cars/Light Trucks — 1.0%
BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*		107,000	107,330
Ford Motor Co. Senior Notes 4.75% due 01/15/2043		3,419,000	3,458,318
Ford Motor Co. Senior Notes 6.63% due 10/01/2028		2,726,000	3,206,458
Ford Motor Co. Senior Notes 7.45% due 07/16/2031		285,000	369,431
Ford Motor Credit Co. LLC Senior Notes 2.90% due 02/16/2028		203,000	200,970
Ford Motor Credit Co. LLC Senior Notes 4.00% due 11/13/2030		419,000	428,428
General Motors Financial Co., Inc. Senior Notes 0.85% due 02/26/2026	EUR	550,000	673,443
General Motors Financial Co., Inc. Senior Notes 2.75% due 06/20/2025		199,000	209,061
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*		179,000	192,074

			8,845,513

Auto-Heavy Duty Trucks — 0.3%
Allison Transmission, Inc. Company Guar. Notes 3.75% due 01/30/2031*		1,619,000	1,548,169
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*		1,220,000	1,287,100
PACCAR Financial Corp. Senior Notes 0.80% due 06/08/2023		190,000	191,663

			3,026,932

Security Description	Principal Amount(17)	Value (Note 2)

Auto/Truck Parts & Equipment-Original — 0.1%
Dana, Inc. Senior Notes 5.38% due 11/15/2027	$1,021,000	$1,066,945

Banks-Commercial — 0.4%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	475,000	539,220
BankUnited, Inc. Sub. Notes 5.13% due 06/11/2030	531,000	611,092
Citizens Financial Group, Inc. Sub. Notes 2.64% due 09/30/2032*	265,000	263,009
First Horizon Bank Sub. Notes 5.75% due 05/01/2030	500,000	610,721
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	395,000	581,389
Santander Holdings USA, Inc. Senior Notes 3.24% due 10/05/2026	110,000	117,476
Signature Bank Sub. Notes 4.00% due 10/15/2030	636,000	657,772
SunTrust Bank Senior Notes 3.50% due 08/02/2022	5,000	5,065
Synovus Bank Senior Notes 2.29% due 02/10/2023	250,000	252,868
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029	229,000	236,530

		3,875,142

Banks-Super Regional — 0.2%
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	264,000	273,258
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	425,000	431,840
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	666,000	766,253

		1,471,351

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc. Company Guar. Notes 4.38% due 03/31/2029*	1,315,000	1,311,712

Beverages-Non-alcoholic — 0.0%
PepsiCo, Inc. Senior Notes 2.25% due 03/19/2025	214,000	225,212

Brewery — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	373,000	444,985
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	358,000	411,268

		856,253

92

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(17)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program — 0.4%
Discovery Communications LLC Company Guar. Notes 1.90% due 03/19/2027	EUR	250,000	$322,689
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049		182,000	224,217
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*		199,000	199,189
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*		2,750,000	2,866,875

			3,612,970

Building & Construction Products-Misc. — 0.2%
Owens Corning Senior Notes 4.30% due 07/15/2047		123,000	138,260
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*		1,245,000	1,191,826

			1,330,086

Building Products-Air & Heating — 0.0%
Carrier Global Corp. Senior Notes 3.38% due 04/05/2040		275,000	282,585

Building Products-Doors & Windows — 0.2%
Griffon Corp. Company Guar. Notes 5.75% due 03/01/2028		1,478,000	1,551,900

Building Products-Wood — 0.0%
Masco Corp. Senior Notes 3.13% due 02/15/2051		156,000	152,171

Cable/Satellite TV — 0.8%
Block Communications, Inc. Company Guar. Notes 4.88% due 03/01/2028*		1,228,000	1,255,630
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*		1,565,000	1,686,632
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 06/01/2041		75,000	72,110
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.85% due 04/01/2061		336,000	306,595
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050		211,000	229,862
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038		21,000	24,950
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035		67,000	88,334

Security Description	Principal Amount(17)		Value (Note 2)

Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 2.45% due 08/15/2052		$180,000	$155,156
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027		209,000	230,700
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040		91,000	101,796
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038		40,000	45,843
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038		144,000	177,832
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*		1,922,000	2,020,502
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037		258,000	348,405

			6,744,347

Casino Hotels — 0.4%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027		1,055,000	1,073,093
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026		1,041,000	1,075,489
Genting New York LLC/GENNY Capital, Inc. Senior Notes 3.30% due 02/15/2026*		1,363,000	1,367,879

			3,516,461

Casino Services — 0.2%
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*		2,000,000	2,117,490

Cellular Telecom — 0.1%
T-Mobile USA, Inc. Senior Sec. Notes 3.00% due 02/15/2041*		358,000	334,096
T-Mobile USA, Inc. Senior Sec. Notes 3.60% due 11/15/2060*		138,000	128,517

			462,613

Chemicals-Diversified — 0.1%
LYB International Finance III LLC Company Guar. Notes 3.80% due 10/01/2060		126,000	125,315
Westlake Chemical Corp. Senior Notes 1.63% due 07/17/2029	EUR	365,000	452,648

			577,963

Chemicals-Specialty — 0.4%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022		151,000	155,148
Huntsman International LLC Senior Notes 4.50% due 05/01/2029		122,000	137,452

93

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(17)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Specialty (continued)
Minerals Technologies, Inc. Company Guar. Notes 5.00% due 07/01/2028*		$1,365,000	$1,423,217
Tronox, Inc. Company Guar. Notes 6.50% due 04/15/2026*		1,560,000	1,610,903

			3,326,720

Circuit Boards — 0.1%
TTM Technologies, Inc. Company Guar. Notes 4.00% due 03/01/2029*		562,000	567,789

Coal — 0.2%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*		2,101,000	2,180,418

Commercial Services — 0.2%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*		544,000	575,280
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.88% due 10/01/2030*		860,000	929,875

			1,505,155

Commercial Services-Finance — 0.2%
MPH Acquisition Holdings LLC Company Guar. Notes 5.75% due 11/01/2028*#		1,635,000	1,622,737

Computer Services — 0.2%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*		1,165,000	1,241,447
IBM Credit LLC Senior Notes 3.00% due 02/06/2023		565,000	594,708
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*		128,000	141,567
Leidos, Inc. Company Guar. Notes 4.38% due 05/15/2030*		69,000	78,354

			2,056,076

Computer Software — 0.1%
Rackspace Technology Global, Inc. Senior Sec. Notes 3.50% due 02/15/2028*		1,140,000	1,117,667

Computers — 0.2%
Apple, Inc. Senior Notes 1.38% due 05/24/2029	EUR	270,000	355,811
Apple, Inc. Senior Notes 2.05% due 09/11/2026		165,000	172,095
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*		236,000	347,849
Hewlett Packard Enterprise Co. Senior Notes 1.75% due 04/01/2026		457,000	463,738

Security Description	Principal Amount(17)		Value (Note 2)

Computers (continued)
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035		$173,000	$224,166

			1,563,659

Computers-Integrated Systems — 0.2%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024#		1,159,000	1,182,180
Diebold Nixdorf, Inc. Senior Sec. Notes 9.38% due 07/15/2025*		793,000	886,177

			2,068,357

Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 3.10% due 03/26/2030		5,000	5,479

Containers-Paper/Plastic — 0.0%
Sonoco Products Co Senior Notes 3.13% due 05/01/2030		262,000	277,851

Cosmetics & Toiletries — 0.4%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*		2,506,000	2,471,167
Edgewell Personal Care Co. Senior Notes 4.13% due 04/01/2029*		1,425,000	1,417,875

			3,889,042

Data Processing/Management — 0.0%
Fiserv, Inc. Senior Notes 1.63% due 07/01/2030	EUR	315,000	408,007

Dialysis Centers — 0.2%
DaVita, Inc. Company Guar. Notes 4.63% due 06/01/2030*		1,791,000	1,820,104

Direct Marketing — 0.2%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*		1,480,000	1,584,525

Distribution/Wholesale — 0.5%
H&E Equipment Services, Inc. Company Guar. Notes 3.88% due 12/15/2028*		1,625,000	1,563,250
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*		1,549,000	1,572,235
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*		1,194,000	1,255,252

			4,390,737

Diversified Banking Institutions — 1.0%
Bank of America Corp. Senior Notes 1.49% due 05/19/2024		414,000	423,009
Bank of America Corp. Senior Notes 1.90% due 07/23/2031		195,000	188,064

94

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(17)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 2.46% due 10/22/2025		$268,000	$283,075
Bank of America Corp. Senior Notes 3.65% due 03/31/2029	EUR	275,000	403,207
Bank of America Corp. Senior Notes 3.71% due 04/24/2028		234,000	261,352
Bank of America Corp. Senior Notes 4.08% due 03/20/2051		50,000	57,214
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027		433,000	489,022
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037		196,000	268,796
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031		199,000	204,558
Citigroup, Inc. Senior Notes 2.75% due 01/24/2024	GBP	130,000	190,931
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028		251,000	278,468
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027		237,000	272,443
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046		131,000	160,670
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033		178,000	231,645
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033		229,000	305,217
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026		297,000	325,792
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030		191,000	216,053
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		368,000	532,841
Goldman Sachs Group., Inc. Senior Notes SR UNSECURED 1.63% due 07/27/2026	EUR	390,000	502,905
JPMorgan Chase & Co. Senior Notes 0.65% due 09/16/2024		294,000	295,673
JPMorgan Chase & Co. Senior Notes 1.64% due 05/18/2028	EUR	275,000	356,784
JPMorgan Chase & Co. Senior Notes 2.01% due 03/13/2026		649,000	671,226
JPMorgan Chase & Co. Senior Notes 2.53% due 11/19/2041		881,000	834,223
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031		76,000	78,980

Security Description	Principal Amount(17)		Value (Note 2)

Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029		$58,000	$63,825
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038		4,000	4,552
Morgan Stanley Senior Notes 3.62% due 04/01/2031		146,000	161,798
Morgan Stanley Senior Notes 3.63% due 01/20/2027		560,000	626,278
Morgan Stanley Sub. Notes 5.00% due 11/24/2025		46,000	53,587

			8,742,188

Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 4.25% due 05/01/2040		73,000	80,328
General Electric Co. Senior Notes 4.35% due 05/01/2050		77,000	84,632
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024		163,000	176,457

			341,417

Drug Delivery Systems — 0.1%
Becton Dickinson & Co. Senior Notes 1.90% due 12/15/2026	EUR	400,000	524,600

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034		106,000	136,468

E-Commerce/Services — 0.3%
Booking Holdings, Inc. Senior Notes 1.80% due 03/03/2027	EUR	300,000	392,275
Expedia Group, Inc. Company Guar. Notes 2.50% due 06/03/2022	EUR	360,000	442,986
Expedia Group, Inc. Company Guar. Notes 2.95% due 03/15/2031*		249,000	244,823
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*		1,476,000	1,537,402

			2,617,486

Electric Products-Misc. — 0.0%
Emerson Electric Co. Senior Notes 0.88% due 10/15/2026		197,000	193,769

Electric-Distribution — 0.2%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025		512,000	546,486
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*		1,275,000	1,348,313

95

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(17)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric-Distribution (continued)
NSTAR Electric Co. Senior Notes 3.95% due 04/01/2030	$189,000	$220,057

		2,114,856

Electric-Generation — 0.4%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	189,000	218,660
Liberty Utilities Finance GP Company Guar. Notes 2.05% due 09/15/2030*	128,000	124,422
Pattern Energy Operations LP/Pattern Energy Operations, Inc. Company Guar. Notes 4.50% due 08/15/2028*	1,385,000	1,441,110
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	1,554,000	1,626,261

		3,410,453

Electric-Integrated — 0.8%
AES Corp. Senior Notes 2.45% due 01/15/2031*	368,000	359,334
Appalachian Power Co. Senior Notes 3.70% due 05/01/2050	202,000	214,658
Avangrid, Inc. Senior Notes 3.20% due 04/15/2025	474,000	511,021
Consolidated Edison Co. of New York, Inc. Senior Notes 3.95% due 04/01/2050	45,000	50,388
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	186,000	235,225
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	348,000	409,833
Entergy Texas, Inc. 1st Mtg. Bonds 4.50% due 03/30/2039	394,000	461,601
Exelon Corp. Senior Notes 4.70% due 04/15/2050	143,000	175,353
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	319,000	440,220
Georgia Power Co. Senior Notes 3.25% due 03/15/2051	379,000	379,984
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	193,000	201,909
Kentucky Utilities Co. 1st Mtg. Bonds 3.30% due 06/01/2050	82,000	82,481
Pacific Gas & Electric Co. 1st Mtg. Notes 3.95% due 12/01/2047	159,000	152,680
Pacific Gas & Electric Co. 1st Mtg. Notes 4.30% due 03/15/2045	186,000	187,707

Security Description	Principal Amount(17)	Value (Note 2)

Electric-Integrated (continued)
Public Service Co. of Colorado 1st Mtg. Bonds 2.70% due 01/15/2051	$334,000	$320,721
Public Service Co. of Colorado 1st Mtg. Notes 3.70% due 06/15/2028	243,000	273,371
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	176,000	208,260
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	363,000	507,185
Southern California Edison Co. 1st Mtg. Notes 2.95% due 02/01/2051	135,000	122,119
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	17,000	17,265
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	788,000	813,610
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*	643,000	673,543
Union Electric Co Senior Sec. Notes 2.95% due 06/15/2027	192,000	208,014

		7,006,482

Electronic Measurement Instruments — 0.0%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	24,000	27,107

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	119,000	129,114
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	125,000	143,335

		272,449

Energy-Alternate Sources — 0.1%
Hanwha Energy USA Holdings Corp. Company Guar. Notes 2.38% due 07/30/2022*	420,000	430,430

Enterprise Software/Service — 0.2%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	1,225,000	1,277,063
Oracle Corp. Senior Notes 2.50% due 04/01/2025	467,000	493,529

		1,770,592

Finance-Auto Loans — 0.2%
Credit Acceptance Corp. Company Guar. Notes 5.13% due 12/31/2024*	225,000	228,420
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	1,781,000	1,861,145

		2,089,565

96

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(17)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance-Consumer Loans — 0.6%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	$2,254,000	$2,293,445
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	365,000	372,483
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	1,311,000	1,383,105
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	415,000	468,070
Synchrony Financial Senior Notes 4.50% due 07/23/2025	762,000	849,038

		5,366,141

Finance-Credit Card — 0.3%
Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	2,195,000	2,238,900
American Express Co. Senior Notes 3.40% due 02/22/2024	158,000	170,868
American Express Co. Senior Notes 4.20% due 11/06/2025	117,000	133,484
Mastercard, Inc. Senior Notes 2.00% due 03/03/2025	258,000	269,944
Visa, Inc. Senior Notes 0.75% due 08/15/2027	82,000	79,396

		2,892,592

Finance-Investment Banker/Broker — 0.1%
LPL Holdings, Inc. Company Guar. Notes 4.63% due 11/15/2027*	375,000	383,550
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	697,000	718,049

		1,101,599

Finance-Mortgage Loan/Banker — 0.5%
Genworth Mtg. Holdings, Inc. Senior Notes 6.50% due 08/15/2025*	1,841,000	1,989,440
LD Holdings Group LLC Company Guar. Notes 6.50% due 11/01/2025*	1,605,000	1,701,300
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	626,000	619,740
Quicken Loans, Inc. Company Guar. Notes 5.25% due 01/15/2028*	423,000	446,286

		4,756,766

Financial Guarantee Insurance — 0.1%
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	1,110,000	1,254,300

Food-Dairy Products — 0.0%
Land O’ Lakes, Inc. Junior Sub. Notes 7.00% due 09/18/2028*(8)	110,000	110,275

Security Description	Principal Amount(17)	Value (Note 2)

Food-Meat Products — 0.0%
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	$138,000	$152,067
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	217,000	251,276

		403,343

Food-Misc./Diversified — 0.6%
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	186,000	243,000
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	1,595,000	1,630,887
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049	1,055,000	1,231,200
Mars, Inc. Senior Notes 2.38% due 07/16/2040*	122,000	114,981
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	335,000	369,801
Post Holdings, Inc. Senior Notes 4.50% due 09/15/2031*	1,655,000	1,653,031

		5,242,900

Food-Retail — 0.3%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	1,677,000	1,736,793
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.75% due 03/15/2025	160,000	165,000
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.88% due 02/15/2028*	709,000	755,085

		2,656,878

Food-Wholesale/Distribution — 0.5%
C&S Group Enterprises LLC Company Guar. Notes 5.00% due 12/15/2028*	1,620,000	1,591,650
Sysco Corp. Company Guar. Notes 4.45% due 03/15/2048	177,000	201,043
Sysco Corp. Company Guar. Notes 4.50% due 04/01/2046	198,000	224,831
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	84,000	107,317
Sysco Corp. Company Guar. Bonds 6.60% due 04/01/2040	192,000	271,363
Sysco Corp. Company Guar. Notes 6.60% due 04/01/2050	77,000	112,774
US Foods, Inc. Senior Sec. Notes 6.25% due 04/15/2025*	1,475,000	1,572,719

		4,081,697

97

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(17)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Gas-Distribution — 0.0%
National Fuel Gas Co. Senior Notes 2.95% due 03/01/2031		$127,000	$125,114

Hotels/Motels — 0.5%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024		1,395,000	1,454,288
Marriott International, Inc. Senior Notes 4.63% due 06/15/2030		343,000	388,634
Wyndham Destinations, Inc. Senior Sec. Notes 6.63% due 07/31/2026*		860,000	970,768
Wyndham Worldwide Corp. Senior Sec. Notes 6.00% due 04/01/2027		1,400,000	1,557,500

			4,371,190

Human Resources — 0.5%
Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*		1,486,000	1,547,223
Team Health Holdings, Inc. Company Guar. Notes 6.38% due 02/01/2025*		1,450,000	1,305,906
TriNet Group, Inc. Company Guar. Notes 3.50% due 03/01/2029*		1,655,000	1,642,075

			4,495,204

Independent Power Producers — 0.8%
Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*		1,945,000	1,876,925
Clearway Energy Operating LLC Company Guar. Notes 4.75% due 03/15/2028*		1,945,000	2,078,719
NRG Energy, Inc. Company Guar. Notes 3.38% due 02/15/2029*		569,000	559,754
NRG Energy, Inc. Company Guar. Notes 3.63% due 02/15/2031*		1,635,000	1,596,005
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026		721,000	742,630

			6,854,033

Instruments-Controls — 0.0%
Honeywell International, Inc. Senior Notes 0.48% due 08/19/2022		155,000	155,178

Insurance Brokers — 0.0%
Willis North America, Inc. Company Guar. Notes 3.88% due 09/15/2049		45,000	49,924

Insurance-Life/Health — 0.3%
Athene Global Funding Sec. Notes 0.63% due 01/12/2028	EUR	760,000	900,749
Athene Global Funding Sec. Notes 1.75% due 11/24/2027	GBP	200,000	278,675

Security Description	Principal Amount(17)		Value (Note 2)

Insurance-Life/Health (continued)
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047		$75,000	$78,419
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030		235,000	283,972
Ohio National Financial Services, Inc. Senior Notes 5.55% due 01/24/2030*		268,000	285,910
Principal Life Global Funding II Sec. Notes 0.50% due 01/08/2024*		207,000	206,892
Prudential Financial, Inc. Senior Notes 1.50% due 03/10/2026		454,000	463,202
Prudential Financial, Inc. Senior Notes 3.91% due 12/07/2047		55,000	61,956
Unum Group Senior Notes 4.50% due 03/15/2025		82,000	91,711

			2,651,486

Insurance-Multi-line — 0.0%
Metropolitan Life Global Funding I Sec. Notes 0.63% due 12/08/2027	GBP	215,000	287,944

Insurance-Mutual — 0.0%
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*		287,000	306,344

Insurance-Property/Casualty — 0.1%
Chubb INA Holdings, Inc. Company Guar. Notes 1.55% due 03/15/2028	EUR	550,000	713,838

Internet Content-Entertainment — 0.2%
Netflix, Inc. Senior Notes 4.88% due 06/15/2030*		1,325,000	1,523,750

Internet Telephone — 0.1%
Cablevision Lightpath LLC Senior Sec. Notes 3.88% due 09/15/2027*		935,000	927,988
Cablevision Lightpath LLC Senior Notes 5.63% due 09/15/2028*		212,000	215,445

			1,143,433

Investment Management/Advisor Services — 0.2%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*		1,885,000	1,979,250
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022		199,000	204,643

			2,183,893

Machine Tools & Related Products — 0.0%
Kennametal, Inc. Senior Notes 2.80% due 03/01/2031		48,000	47,909

98

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(17)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 0.65% due 07/07/2023		$303,000	$305,088
Caterpillar Financial Services Corp. Senior Notes 1.10% due 09/14/2027		233,000	228,163

			533,251

Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024		253,000	276,992
John Deere Capital Corp. Senior Notes 0.70% due 01/15/2026		382,000	375,183
John Deere Capital Corp. Senior Notes 2.65% due 06/10/2026		160,000	172,180
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023		106,000	115,247

			939,602

Medical Labs & Testing Services — 0.1%
Catalent Pharma Solutions, Inc. Company Guar. Notes 3.13% due 02/15/2029*		223,000	220,320
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*		650,000	680,062

			900,382

Medical Products — 0.1%
Stryker Corp. Senior Notes 0.75% due 03/01/2029	EUR	450,000	553,524

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 3.15% due 02/21/2040		641,000	655,503
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030		231,000	217,752
Regeneron Pharmaceuticals, Inc. Senior Bonds 2.80% due 09/15/2050		182,000	160,664

			1,033,919

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039		175,000	198,665
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049		209,000	238,994
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025		275,000	273,107
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023		116,000	123,648

			834,414

Security Description	Principal Amount(17)	Value (Note 2)

Medical-Generic Drugs — 0.2%
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	$1,095,000	$1,177,125
Viatris, Inc. Company Guar. Notes 4.00% due 06/22/2050*	405,000	416,334

		1,593,459

Medical-HMO — 0.1%
UnitedHealth Group, Inc. Senior Notes 1.25% due 01/15/2026	254,000	255,924
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	153,000	170,450

		426,374

Medical-Hospitals — 1.3%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.00% due 04/15/2029*	314,000	326,560
Acadia Healthcare Co., Inc. Company Guar. Notes 5.50% due 07/01/2028*	1,163,000	1,226,965
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*	1,525,000	1,606,108
CHS/Community Health Systems, Inc. Sec. Notes 6.88% due 04/15/2029*	794,000	815,835
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	3,065,000	3,168,508
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	1,109,000	1,102,435
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	1,075,000	1,091,125
Tenet Healthcare Corp. Company Guar. Notes 6.13% due 10/01/2028*	2,044,000	2,148,673

		11,486,209

Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	337,000	376,243

Metal-Copper — 0.4%
Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028	1,061,000	1,114,050
Freeport-McMoRan, Inc. Company Guar. Notes 4.25% due 03/01/2030	956,000	1,037,853
Freeport-McMoRan, Inc. Company Guar. Notes 4.38% due 08/01/2028	695,000	739,306
Freeport-McMoRan, Inc. Company Guar. Notes 4.63% due 08/01/2030	695,000	767,975

		3,659,184

Multimedia — 0.2%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	1,425,000	1,446,375

99

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(17)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
Walt Disney Co. Company Guar. Bonds 2.75% due 09/01/2049	$277,000	$257,860

		1,704,235

Non-Hazardous Waste Disposal — 0.2%
Covanta Holding Corp. Company Guar. Notes 5.00% due 09/01/2030	1,638,000	1,699,425

Non-Profit Charity — 0.0%
Ford Foundation Notes 2.82% due 06/01/2070	162,000	149,786

Oil Companies-Exploration & Production — 2.1%
Antero Resources Corp. Company Guar. Notes 7.63% due 02/01/2029*	1,002,000	1,068,383
Apache Corp. Senior Notes 4.38% due 10/15/2028	1,310,000	1,326,375
Apache Corp. Senior Notes 4.63% due 11/15/2025	188,000	194,815
Apache Corp. Senior Notes 4.75% due 04/15/2043	969,000	947,207
Apache Corp. Senior Notes 4.88% due 11/15/2027	287,000	301,350
California Resources Corp. Company Guar. Notes 7.13% due 02/01/2026*	1,625,000	1,626,016
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	1,480,000	1,166,758
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	374,000	393,530
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	899,000	1,015,870
Diamondback Energy, Inc. Company Guar. Notes 3.50% due 12/01/2029	244,000	255,707
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	863,000	912,191
EOG Resources, Inc. Senior Bonds 4.95% due 04/15/2050	79,000	98,791
Hess Corp. Senior Notes 6.00% due 01/15/2040	321,000	391,802
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.75% due 02/01/2029*	702,000	716,040
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 6.00% due 02/01/2031*	1,437,000	1,460,394
Indigo Natural Resources LLC Senior Notes 5.38% due 02/01/2029*	1,494,000	1,486,530
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	265,000	341,637

Security Description	Principal Amount(17)		Value (Note 2)

Oil Companies-Exploration & Production (continued)
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032		$136,000	$173,453
Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025#		1,058,000	1,147,930
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031#		780,000	864,825
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028		1,632,000	1,811,520
Occidental Petroleum Corp. Senior Notes 7.50% due 05/01/2031		127,000	149,225
Pioneer Natural Resources Co. Senior Notes 1.90% due 08/15/2030		72,000	68,737
Range Resources Corp. Company Guar. Notes 8.25% due 01/15/2029*		903,000	970,454

			18,889,540

Oil Companies-Integrated — 0.3%
BP Capital Markets America, Inc. Company Guar. Notes 2.77% due 11/10/2050		314,000	273,645
BP Capital Markets America, Inc. Company Guar. Notes 3.38% due 02/08/2061		221,000	207,707
BP Capital Markets America, Inc. Company Guar. Notes 3.54% due 04/06/2027		543,000	602,298
Chevron Corp. Senior Notes 1.55% due 05/11/2025		387,000	395,752
Chevron USA, Inc. Company Guar. Notes 1.02% due 08/12/2027		138,000	134,188
Chevron USA, Inc. Company Guar. Notes 4.20% due 10/15/2049		116,000	135,291
Chevron USA, Inc. Company Guar. Notes 5.25% due 11/15/2043		182,000	243,182
Exxon Mobil Corp. Senior Notes 1.41% due 06/26/2039	EUR	290,000	346,016

			2,338,079

Oil Refining & Marketing — 0.2%
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028		1,889,000	1,199,515
Phillips 66 Company Guar. Notes 2.15% due 12/15/2030		189,000	182,992
Valero Energy Corp. Senior Notes 2.15% due 09/15/2027		143,000	142,451

			1,524,958

100

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(17)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil-Field Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	$1,729,000	$1,824,475
ChampionX Corp Company Guar. Notes 6.38% due 05/01/2026	1,305,000	1,370,250
Halliburton Co. Senior Notes 2.92% due 03/01/2030#	72,000	73,503
Halliburton Co. Senior Notes 4.75% due 08/01/2043	114,000	126,035
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	185,000	206,590
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	1,211,000	1,250,357

		4,851,210

Paper & Related Products — 0.4%
Clearwater Paper Corp. Company Guar. Notes 4.75% due 08/15/2028*	1,805,000	1,848,464
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	483,000	631,512
Georgia-Pacific LLC Senior Notes 0.95% due 05/15/2026*	768,000	753,411

		3,233,387

Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	104,000	109,994

Pharmacy Services — 0.1%
CVS Health Corp. Senior Notes 2.70% due 08/21/2040	88,000	82,691
CVS Health Corp. Senior Notes 4.25% due 04/01/2050	98,000	112,378
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	228,000	275,595
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	202,000	252,851

		723,515

Pipelines — 2.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	1,650,000	1,663,406
Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*	591,000	604,297
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	1,531,000	1,550,137

Security Description	Principal Amount(17)	Value (Note 2)

Pipelines (continued)
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029	$209,000	$225,014
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	1,085,000	1,137,894
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	462,000	474,844
Cheniere Energy, Inc. Senior Sec. Notes 4.63% due 10/15/2028*	1,149,000	1,197,832
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp. Company Guar. Notes 4.15% due 08/15/2026*	118,000	132,102
DCP Midstream Operating LP Company Guar. Notes 5.60% due 04/01/2044	465,000	482,438
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	792,000	857,126
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	363,000	408,375
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	149,000	167,426
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035	243,000	262,088
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045	241,000	276,968
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	13,000	10,335
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 01/31/2051	210,000	207,970
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	147,000	158,412
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	1,915,000	1,876,700
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025	625,000	606,437
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 8.00% due 01/15/2027	1,140,000	1,152,352
Gray Oak Pipeline LLC Senior Notes 2.00% due 09/15/2023*	299,000	303,443
Gray Oak Pipeline LLC Senior Notes 3.45% due 10/15/2027*	175,000	179,944
Harvest Midstream I LP Senior Notes 7.50% due 09/01/2028*	2,170,000	2,304,269
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	2,249,000	2,265,778

101

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(17)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	$190,000	$218,507
MPLX LP Senior Notes 2.65% due 08/15/2030	157,000	155,334
NGL Energy Operating LLC/NGL Energy Finance Corp. Senior Sec. Notes 7.50% due 02/01/2026*	1,925,000	1,985,252
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	198,000	206,101
NuStar Logistics LP Company Guar. Notes 5.75% due 10/01/2025	669,000	712,485
NuStar Logistics LP Company Guar. Notes 6.38% due 10/01/2030	1,006,000	1,111,841
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	116,000	147,771
ONEOK, Inc. Company Guar. Notes 6.35% due 01/15/2031	83,000	104,323
ONEOK, Inc. Company Guar. Notes 7.15% due 01/15/2051	78,000	104,484
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.30% due 01/31/2043	90,000	84,295
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	138,000	147,253
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031*	1,382,000	1,417,241
Valero Energy Partners LP Company Guar. Notes 4.38% due 12/15/2026	275,000	311,443
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	301,000	373,393

		25,585,310

Poultry — 0.3%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	1,099,000	1,179,062
Simmons Foods, Inc. Sec. Notes 4.63% due 03/01/2029*	1,086,000	1,100,010

		2,279,072

Protection/Safety — 0.5%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 3.38% due 08/31/2027*	1,275,000	1,242,972
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*	1,512,000	1,612,170
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	640,000	689,600
Prime Security Services Borrower LLC/Prime Finance, Inc. Sec. Notes 6.25% due 01/15/2028*	1,276,000	1,321,847

		4,866,589

Security Description	Principal Amount(17)		Value (Note 2)

Real Estate Investment Trusts — 2.2%
American Tower Corp. Senior Notes 1.38% due 04/04/2025	EUR	290,000	$364,643
American Tower Corp. Senior Notes 3.10% due 06/15/2050		179,000	167,198
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025		263,000	278,825
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025		2,074,000	2,138,335
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*		1,485,000	1,508,196
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*		140,000	142,713
Essex Portfolio LP Company Guar. Notes 2.65% due 09/01/2050		4,000	3,444
Federal Realty Investment Trust Senior Notes 1.25% due 02/15/2026		272,000	271,472
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 5.25% due 07/15/2024*		304,000	314,193
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 6.00% due 04/15/2025*		1,180,000	1,239,000
Hospitality Properties Trust Senior Notes 4.38% due 02/15/2030		1,164,000	1,082,520
Host Hotels & Resorts LP Senior Notes 3.50% due 09/15/2030		414,000	418,368
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*		2,130,000	2,055,450
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027		1,387,000	1,567,310
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 3.50% due 03/15/2031		714,000	726,566
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027		1,599,000	1,703,255
National Health Investors, Inc. Company Guar. Notes 3.00% due 02/01/2031		169,000	163,125
Omega Healthcare Investors, Inc. Company Guar. Notes 3.38% due 02/01/2031		175,000	178,336
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer Senior Sec. Notes 5.88% due 10/01/2028*		1,655,000	1,733,612
Piedmont Operating Partnership LP Company Guar. Notes 3.15% due 08/15/2030		226,000	224,984

102

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(17)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Public Storage Senior Notes 0.88% due 01/24/2032	EUR	270,000	$325,972
Service Properties Trust Senior Notes 4.75% due 10/01/2026		297,000	292,545
Service Properties Trust Senior Notes 4.95% due 10/01/2029		185,000	178,525
Service Properties Trust Senior Notes 5.25% due 02/15/2026		302,000	305,775
Service Properties Trust Company Guar. Notes 5.50% due 12/15/2027		146,000	156,810
Simon Property Group LP Senior Notes 3.25% due 09/13/2049		163,000	154,519
Spirit Realty LP Company Guar. Notes 2.70% due 02/15/2032		131,000	129,122
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025		1,792,000	1,831,738
Starwood Property Trust, Inc. Senior Notes 5.50% due 11/01/2023*		317,000	330,473
VEREIT Operating Partnership LP Company Guar. Notes 2.85% due 12/15/2032		109,000	108,008

			20,095,032

Real Estate Management/Services — 0.3%
Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*		1,346,000	1,455,093
Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023		1,080,000	1,170,048

			2,625,141

Real Estate Operations & Development — 0.2%
Kennedy-Wilson, Inc. Company Guar. Notes 4.75% due 03/01/2029		1,299,000	1,338,879

Recycling — 0.2%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*		1,784,000	1,859,820

Rental Auto/Equipment — 0.5%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*		2,767,000	2,324,280
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.38% due 03/01/2029*		359,000	367,113
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.75% due 07/15/2027*		1,412,000	1,457,890

			4,149,283

Research & Development — 0.2%
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 4.63% due 06/15/2025*		273,000	284,602

Security Description	Principal Amount(17)	Value (Note 2)

Research & Development (continued)
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	$1,045,000	$1,102,475

		1,387,077

Resorts/Theme Parks — 0.4%
SeaWorld Parks & Entertainment, Inc. Senior Sec. Notes 8.75% due 05/01/2025*#	1,515,000	1,636,200
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*#	1,495,000	1,526,600
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	130,000	140,144

		3,302,944

Retail-Apparel/Shoe — 0.0%
Ross Stores, Inc. Senior Notes 1.88% due 04/15/2031	256,000	245,397

Retail-Appliances — 0.1%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	1,314,000	1,314,000

Retail-Auto Parts — 0.0%
Advance Auto Parts, Inc. Company Guar. Notes 1.75% due 10/01/2027	145,000	144,995
Genuine Parts Co. Senior Notes 1.88% due 11/01/2030	175,000	165,216

		310,211

Retail-Convenience Store — 0.0%
7-Eleven, Inc. Senior Notes 1.80% due 02/10/2031*	205,000	195,972

Retail-Discount — 0.0%
Walmart, Inc. Senior Notes 2.55% due 04/11/2023	293,000	305,348

Retail-Pawn Shops — 0.2%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	1,529,000	1,588,509

Retail-Petroleum Products — 0.2%
Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	1,544,000	1,655,940

Retail-Regional Department Stores — 0.1%
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	352,000	401,145
Kohl’s Corp. Senior Notes 9.50% due 05/15/2025	94,000	121,146

		522,291

Retail-Restaurants — 0.3%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	932,000	969,280

103

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(17)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail-Restaurants (continued)
Dave & Buster’s, Inc. Senior Sec. Notes 7.63% due 11/01/2025*	$1,610,000	$1,706,600
McDonald’s Corp. Senior Notes 3.63% due 09/01/2049	111,000	118,191
McDonald’s Corp. Senior Notes 4.20% due 04/01/2050	114,000	132,253

		2,926,324

Satellite Telecom — 0.3%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026#	2,513,000	2,805,513

Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	431,000	453,957
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	340,000	354,738

		808,695

Security Services — 0.2%
Brink’s Co. Company Guar. Notes 4.63% due 10/15/2027*	2,005,000	2,066,233

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 4.20% due 05/01/2030	170,000	194,198

Steel-Producers — 0.6%
Cleveland-Cliffs, Inc. Company Guar. Notes 4.63% due 03/01/2029*	839,000	821,381
Cleveland-Cliffs, Inc. Company Guar. Notes 4.88% due 03/01/2031*	258,000	252,608
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025#	1,044,000	1,068,743
Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	1,016,000	1,088,390
Commercial Metals Co. Senior Notes 3.88% due 02/15/2031	1,627,000	1,625,861
Periama Holdings LLC Company Guar. Notes 5.95% due 04/19/2026	500,000	530,250
Reliance Steel & Aluminum Co. Senior Notes 2.15% due 08/15/2030	302,000	294,995
Steel Dynamics, Inc. Senior Notes 3.45% due 04/15/2030	5,000	5,403

		5,687,631

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc. Senior Notes 5.45% due 11/15/2079	375,000	482,755

Telephone-Integrated — 1.1%
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	91,000	82,592

Security Description	Principal Amount(17)		Value (Note 2)

Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 4.50% due 05/15/2035		$805,000	$920,451
AT&T, Inc. Senior Notes 4.75% due 05/15/2046		22,000	25,053
AT&T, Inc. Senior Notes 4.85% due 07/15/2045		226,000	261,085
AT&T, Inc. Senior Notes 4.90% due 08/15/2037		244,000	289,239
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*		1,345,000	1,403,144
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024		1,279,000	1,435,678
Frontier Communications Corp. Senior Sec. Notes 5.00% due 05/01/2028*		1,608,000	1,660,260
Verizon Communications, Inc. Senior Notes 0.88% due 04/08/2027	EUR	290,000	361,789
Verizon Communications, Inc. Senior Notes 1.50% due 09/18/2030		353,000	331,149
Verizon Communications, Inc. Senior Notes 2.50% due 04/08/2031	GBP	200,000	293,047
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056*		510,000	453,516
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036		99,000	114,348
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034		104,000	122,677
Zayo Group Holdings, Inc. Senior Notes 6.13% due 03/01/2028*		1,754,000	1,808,550

			9,562,578

Television — 0.4%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027		1,030,000	1,184,500
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027		1,105,000	1,276,275
Scripps Escrow II, Inc. Senior Notes 5.38% due 01/15/2031*		144,000	146,340
Viacom, Inc. Senior Notes 4.38% due 03/15/2043		704,000	788,031

			3,395,146

Theaters — 0.2%
Live Nation Entertainment, Inc. Senior Sec. Notes 3.75% due 01/15/2028*		275,000	275,605
Live Nation Entertainment, Inc. Company Guar. Notes 4.75% due 10/15/2027*		1,266,000	1,278,913

			1,554,518

104

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(17)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026	$157,000	$173,238

Transport-Air Freight — 0.3%
Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*	2,351,000	2,439,162

Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 3.10% due 06/01/2051	77,000	72,488
GATX Corp. Senior Notes 4.35% due 02/15/2024	271,000	297,340

		369,828

Transport-Marine — 0.0%
Kirby Corp. Senior Notes 4.20% due 03/01/2028	168,000	182,184

Transport-Rail — 0.1%
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	147,000	153,682
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	145,000	172,889
Norfolk Southern Corp. Senior Notes 4.10% due 05/15/2049	232,000	264,862

		591,433

Transport-Services — 0.1%
FedEx Corp. Pass Through Trust Senior Sec. Notes Series 2020-1, Class AA 1.88% due 08/20/2035	272,514	271,973
United Parcel Service, Inc. Senior Notes 3.90% due 04/01/2025	137,000	152,357

		424,330

Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*	39,000	41,538
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	272,000	297,161
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.20% due 04/01/2027*	131,000	149,337

		488,036

Vitamins & Nutrition Products — 0.2%
HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*	1,622,000	1,685,964

Water — 0.0%
Essential Utilities, Inc. Senior Bonds 3.35% due 04/15/2050	118,000	119,547

Total U.S. Corporate Bonds & Notes
(cost $318,085,534)		333,642,132

Security Description	Principal Amount(17)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 15.1%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 3.40% due 04/15/2030*		$229,000	$248,545

Agricultural Chemicals — 0.3%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*		1,461,000	1,486,567
OCI NV Senior Sec. Notes 5.25% due 11/01/2024*		1,540,000	1,591,975

			3,078,542

Airlines — 0.1%
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd. Senior Sec. Notes 5.75% due 01/20/2026*		1,091,081	1,150,414

Airport Development/Maintenance — 0.1%
Heathrow Funding, Ltd. Senior Sec. Notes 1.50% due 10/12/2027	EUR	400,000	498,676

Appliances — 0.0%
Whirlpool EMEA Finance SARL Company Guar. Notes 0.50% due 02/20/2028	EUR	255,000	306,601

Auto-Cars/Light Trucks — 0.2%
FCE Bank PLC Senior Notes 1.13% due 02/10/2022	EUR	500,000	604,289
Hyundai Capital Services, Inc. Senior Notes 1.25% due 02/08/2026*		215,000	211,395
Nissan Motor Co., Ltd. Senior Notes 3.04% due 09/15/2023*		200,000	210,219
RCI Banque SA Senior Notes 1.75% due 04/10/2026	EUR	275,000	350,085
Volkswagen International Finance NV Company Guar. Notes 4.13% due 11/16/2038	EUR	200,000	328,483

			1,704,471

Banks-Commercial — 1.3%
Australia & New Zealand Banking Group, Ltd. Sub. Notes 2.95% due 07/22/2030*		212,000	220,520
Banco de Credito del Peru Sub. Notes 3.13% due 07/01/2030*		780,000	795,990
Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027		970,000	1,070,221
Banco de Sabadell SA Senior Notes 1.13% due 03/11/2027	EUR	400,000	493,344
Banco de Sabadell SA Senior Notes 1.75% due 05/10/2024	EUR	300,000	369,291
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander Senior Notes 5.38% due 04/17/2025*		298,000	338,766

105

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(17)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Bank of Montreal Senior Notes 2.05% due 11/01/2022		$269,000	$276,546
CaixaBank SA Senior Notes 1.38% due 06/19/2026	EUR	500,000	624,390
Canadian Imperial Bank of Commerce Senior Notes 0.50% due 12/14/2023		193,000	193,070
Canadian Imperial Bank of Commerce Senior Notes 0.95% due 10/23/2025#		138,000	136,955
Canadian Imperial Bank of Commerce Senior Notes 2.25% due 01/28/2025		319,000	332,632
Cooperatieve Rabobank UA Senior Notes 1.00% due 09/24/2026*		680,000	674,114
Danske Bank A/S Sub. Notes 1.38% due 02/12/2030	EUR	365,000	445,392
Danske Bank A/S Senior Notes 2.25% due 01/14/2028	GBP	230,000	328,684
Danske Bank A/S Senior Notes 3.24% due 12/20/2025*		322,000	345,231
DBS Group Holdings, Ltd. Senior Notes 2.85% due 04/16/2022*		277,000	284,510
Grupo Aval, Ltd. Company Guar. Notes 4.38% due 02/04/2030*		1,000,000	1,036,200
ING Groep NV Senior Notes 1.40% due 07/01/2026*		404,000	405,268
ING Groep NV Senior Notes 4.63% due 01/06/2026*		220,000	253,317
Malayan Banking Bhd Sub. Notes 3.91% due 10/29/2026		550,000	559,927
National Bank of Canada Company Guar. Notes 0.55% due 11/15/2024		250,000	250,250
Philippine National Bank Senior Notes 3.28% due 09/27/2024		1,300,000	1,380,840
Standard Chartered PLC Senior Notes 0.90% due 07/02/2027	EUR	350,000	434,124
Standard Chartered PLC Sub. Notes 3.27% due 02/18/2036*		472,000	464,635

			11,714,217

Banks-Special Purpose — 0.1%
BNG Bank NV Senior Notes 0.50% due 11/24/2025*		206,000	202,381
Industrial Bank of Korea Senior Notes 1.04% due 06/22/2025*		568,000	565,411

			767,792

Security Description	Principal Amount(17)		Value (Note 2)

Beverages-Non-alcoholic — 0.0%
Coca-Cola Femsa SAB de CV Company Guar. Notes 1.85% due 09/01/2032		$247,000	$233,395

Building Products-Cement — 0.0%
Holcim Finance Luxembourg SA Company Guar. Notes 0.50% due 04/23/2031	EUR	215,000	252,338

Building-Residential/Commercial — 0.2%
Mattamy Group Corp. Senior Notes 4.63% due 03/01/2030*		600,000	623,250
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*		940,000	987,000

			1,610,250

Cable/Satellite TV — 0.2%
Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*		1,551,000	1,558,755

Casino Hotels — 0.3%
Melco Resorts Finance, Ltd. Senior Notes 5.38% due 12/04/2029*		1,334,000	1,411,746
Wynn Macau, Ltd. Senior Notes 5.13% due 12/15/2029*		1,640,000	1,672,800

			3,084,546

Cellular Telecom — 0.3%
Colombia Telecomunicaciones SA ESP Senior Notes 4.95% due 07/17/2030*		739,000	793,871
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*		1,511,000	1,576,275
SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*		200,000	213,061
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049		153,000	185,540
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048		124,000	158,043

			2,926,790

Chemicals-Diversified — 0.2%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*		290,000	299,787
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*		360,000	365,472
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030		300,000	304,560
Covestro AG Senior Notes 1.38% due 06/12/2030	EUR	350,000	449,094

			1,418,913

106

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(17)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Chemicals-Other — 0.1%
MEGlobal Canada ULC Company Guar. Notes 5.00% due 05/18/2025*		$800,000	$887,472

Chemicals-Specialty — 0.1%
Albemarle New Holding GmbH Company Guar. Notes 1.63% due 11/25/2028	EUR	290,000	370,282
Albemarle Wodgina Pty, Ltd. Company Guar. Notes 3.45% due 11/15/2029		231,000	240,672

			610,954

Computer Software — 0.1%
Camelot Finance SA Senior Sec. Notes 4.50% due 11/01/2026*		1,105,000	1,146,438

Computers — 0.0%
Dell Bank International DAC Senior Notes 1.63% due 06/24/2024	EUR	300,000	376,154

Containers-Metal/Glass — 0.1%
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*		1,018,000	1,091,805

Containers-Paper/Plastic — 0.4%
Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.38% due 01/15/2028*		1,053,000	1,112,231
Intertape Polymer Group, Inc. Company Guar. Notes 7.00% due 10/15/2026*		1,538,000	1,618,745
Klabin Austria GmbH Company Guar. Notes 7.00% due 04/03/2049*		379,000	472,992

			3,203,968

Cruise Lines — 1.0%
Carnival Corp. Senior Notes 5.75% due 03/01/2027*		1,965,000	1,994,475
Carnival Corp. Senior Notes 7.63% due 03/01/2026*		331,000	347,964
NCL Corp., Ltd. Senior Notes 3.63% due 12/15/2024*		2,315,000	2,163,830
NCL Corp., Ltd. Company Guar. Notes 5.88% due 03/15/2026*		500,000	502,662
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*		1,615,000	1,671,703
Viking Ocean Cruises Ship VII, Ltd. Senior Sec. Notes 5.63% due 02/15/2029*		223,000	224,449
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*		2,196,000	2,169,868

			9,074,951

Diversified Banking Institutions — 1.4%
Banco Santander SA Senior Notes 1.38% due 01/05/2026	EUR	400,000	504,816

Security Description	Principal Amount(17)		Value (Note 2)

Diversified Banking Institutions (continued)
Banco Santander SA Senior Notes 2.71% due 06/27/2024		$200,000	$212,114
Barclays PLC Senior Notes 0.75% due 06/09/2025	EUR	400,000	489,473
Barclays PLC Senior Notes 3.00% due 05/08/2026	GBP	230,000	343,026
Barclays PLC Sub. Notes 3.56% due 09/23/2035		454,000	463,189
BNP Paribas SA Senior Notes 0.50% due 09/01/2028	EUR	500,000	600,012
BNP Paribas SA Senior Notes 1.32% due 01/13/2027*		567,000	560,067
BNP Paribas SA Senior Notes 3.38% due 01/23/2026	GBP	200,000	306,104
Credit Agricole SA Senior Notes 0.13% due 12/09/2027	EUR	500,000	591,095
Credit Agricole SA Senior Notes 1.91% due 06/16/2026*		250,000	255,998
Credit Agricole SA Sub. Notes 2.81% due 01/11/2041*		336,000	316,234
Credit Suisse Group AG Senior Notes 2.19% due 06/05/2026*		321,000	331,147
Credit Suisse Group AG Senior Notes 3.25% due 04/02/2026	EUR	400,000	539,981
Deutsche Bank AG Senior Notes 1.00% due 11/19/2025	EUR	400,000	490,101
Deutsche Bank AG Senior Notes 1.75% due 11/19/2030	EUR	200,000	250,204
Deutsche Bank AG Senior Notes 2.22% due 09/18/2024		152,000	156,338
HSBC Holdings PLC Senior Notes 1.59% due 05/24/2027		394,000	392,781
HSBC Holdings PLC Senior Notes 3.00% due 07/22/2028	GBP	275,000	412,520
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025		205,000	212,761
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025		643,000	677,557
Natwest Group PLC Senior Notes 1.75% due 03/02/2026	EUR	550,000	699,928
Natwest Group PLC Sub. Notes 3.03% due 11/28/2035		649,000	636,085
NatWest Markets PLC Senior Notes 2.38% due 05/21/2023*		183,000	190,445
Royal Bank of Scotland Group PLC Senior Notes 2.36% due 05/22/2024		319,000	330,093

107

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(17)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Societe Generale SA Company Guar. Notes 3.63% due 03/01/2041*		$210,000	$206,539
UBS Group AG Senior Notes 0.25% due 11/05/2028	EUR	380,000	452,199
UniCredit SpA Senior Notes 1.25% due 06/16/2026	EUR	500,000	620,956
UniCredit SpA Senior Notes 2.57% due 09/22/2026*		377,000	379,759
UniCredit SpA Sub. Bonds 5.46% due 06/30/2035*		408,000	439,192
UniCredit SpA Senior Notes 6.57% due 01/14/2022*		377,000	394,826

			12,455,540

Diversified Financial Services — 0.4%
Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*		1,629,000	1,709,375
GE Capital European Funding Company Guar. Notes 6.03% due 03/01/2038	EUR	340,000	641,977
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035		890,000	1,008,737

			3,360,089

Diversified Manufacturing Operations — 0.0%
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.25% due 05/27/2025*		250,000	270,873

Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 2.63% due 09/10/2030*		223,000	224,899
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.50% due 09/15/2027*		1,153,000	1,266,859
Teck Resources, Ltd. Senior Notes 6.25% due 07/15/2041		395,000	511,693

			2,003,451

Electric-Distribution — 0.3%
Energuate Trust Company Guar. Notes 5.88% due 05/03/2027#		1,000,000	1,063,760
Infraestructura Energetica Nova SAB de CV Senior Notes 4.75% due 01/15/2051*		650,000	652,762
National Grid PLC Senior Notes 0.55% due 09/18/2029	EUR	335,000	405,519
OmGrid Funding, Ltd. Company Guar. Notes 5.20% due 05/16/2027		500,000	515,000

			2,637,041

Electric-Generation — 0.6%
ACEA SpA Senior Notes 1.50% due 06/08/2027	EUR	310,000	400,895

Security Description	Principal Amount(17)		Value (Note 2)

Electric-Generation (continued)
Electricite de France SA Senior Notes 5.00% due 09/21/2048*		$200,000	$248,440
Electricite de France SA Senior Notes 6.13% due 06/02/2034	GBP	200,000	401,645
LLPL Capital Pte, Ltd. Senior Sec. Notes 6.88% due 02/04/2039		912,000	1,089,566
Minejesa Capital BV Senior Sec. Notes 5.63% due 08/10/2037		1,000,000	1,057,500
Mong Duong Finance Holdings BV Senior Sec. Notes 5.13% due 05/07/2029		1,200,000	1,218,000
SPIC Luxembourg Latin America Renewable Energy Investment Co. SARL Company Guar. Notes 4.65% due 10/30/2023		650,000	704,125

			5,120,171

Electric-Integrated — 0.3%
E.ON International Finance BV Company Guar. Notes 6.25% due 06/03/2030	GBP	275,000	523,308
Empresas Publicas de Medellin ESP Senior Notes 4.38% due 02/15/2031*		805,000	823,121
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*		278,000	343,348
Engie Energia Chile SA Senior Notes 3.40% due 01/28/2030*		209,000	219,450
Fortum Oyj Senior Notes 1.63% due 02/27/2026	EUR	465,000	597,515

			2,506,742

Electric-Transmission — 0.0%
RTE Reseau de Transport d’Electricite SADIR Senior Notes 1.13% due 07/08/2040	EUR	200,000	252,620

Energy-Alternate Sources — 0.1%
ReNew Power Synthetic Senior Sec. Notes 6.67% due 03/12/2024		500,000	524,510
ReNew Power, Ltd. Senior Sec. Notes 6.45% due 09/27/2022		510,000	531,675

			1,056,185

Finance-Consumer Loans — 0.2%
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*		1,395,000	1,443,825

Finance-Leasing Companies — 0.1%
BOC Aviation, Ltd. Senior Notes 2.63% due 09/17/2030*		1,165,000	1,130,460

Food-Meat Products — 0.1%
BRF SA Senior Notes 4.88% due 01/24/2030*		500,000	520,625

108

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(17)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Food-Retail — 0.1%
Auchan Holding SA Senior Notes 3.25% due 07/23/2027	EUR	400,000	$557,154
Tesco Corp.orate Treasury Services PLC Company Guar. Notes 0.88% due 05/29/2026	EUR	450,000	559,762

			1,116,916

Gas-Transportation — 0.0%
National Grid Gas PLC Senior Notes 1.13% due 01/14/2033	GBP	185,000	239,836

Gold Mining — 0.0%
AngloGold Ashanti Holdings PLC Company Guar. Notes 3.75% due 10/01/2030		266,000	279,720

Industrial Gases — 0.1%
Yingde Gases Investment, Ltd. Company Guar. Notes 6.25% due 01/19/2023		500,000	515,259

Insurance-Life/Health — 0.1%
Athene Holding, Ltd. Senior Notes 3.50% due 01/15/2031		214,000	221,767
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032		300,000	328,947

			550,714

Insurance-Property/Casualty — 0.0%
Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029		361,000	411,051

Insurance-Reinsurance — 0.1%
Fairfax Financial Holdings, Ltd. Senior Notes 2.75% due 03/29/2028	EUR	400,000	524,176

Investment Companies — 0.3%
Huarong Finance II Co., Ltd. Company Guar. Notes 3.75% due 05/29/2024		590,000	625,172
Huarong Finance II Co., Ltd. Company Guar. Notes 4.63% due 06/03/2026		1,000,000	1,095,068
JAB Holdings BV Company Guar. Notes 2.50% due 06/25/2029	EUR	400,000	548,434
MDGH - GMTN BV Company Guar. Notes 3.70% due 11/07/2049		600,000	614,730

			2,883,404

Machinery-Farming — 0.0%
CNH Industrial Finance Europe SA Company Guar. Notes 1.75% due 03/25/2027	EUR	200,000	257,151

Medical-Drugs — 0.3%
Bayer AG Senior Notes 1.38% due 07/06/2032	EUR	200,000	247,847
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Senior Sec. Notes 5.88% due 10/15/2024*		760,000	761,900
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 06/30/2028*		1,113,000	977,214

Security Description	Principal Amount(17)		Value (Note 2)

Medical-Drugs (continued)
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.38% due 07/09/2032	EUR	410,000	$516,284
Upjohn Finance BV Company Guar. Notes 1.91% due 06/23/2032	EUR	200,000	258,106

			2,761,351

Metal-Aluminum — 0.1%
Constellium SE Company Guar. Notes 3.75% due 04/15/2029*		628,000	623,416
Indonesia Asahan Aluminium Persero PT Senior Notes 6.53% due 11/15/2028		500,000	612,125

			1,235,541

Metal-Copper — 0.3%
First Quantum Minerals, Ltd. Company Guar. Notes 6.88% due 03/01/2026*		1,319,000	1,376,706
Hudbay Minerals, Inc. Company Guar. Notes 4.50% due 04/01/2026*		905,000	917,471

			2,294,177

Metal-Diversified — 0.1%
Chinalco Capital Holdings, Ltd. Company Guar. Notes 4.25% due 04/21/2022		400,000	407,233
Glencore Capital Finance DAC Company Guar. Notes 1.13% due 03/10/2028	EUR	200,000	246,572

			653,805

Metal-Iron — 0.2%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*		1,649,000	1,825,196

Motion Pictures & Services — 0.3%
Banijay Entertainment SASU Senior Sec. Notes 5.38% due 03/01/2025*		2,390,000	2,437,800

Multimedia — 0.1%
Globo Comunicacao e Participacoes SA Senior Notes 4.88% due 01/22/2030*		700,000	727,132

Non-Ferrous Metals — 0.0%
Corp Nacional del Cobre de Chile Senior Notes 3.15% due 01/15/2051*		200,000	179,356

Oil Companies-Exploration & Production — 0.6%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 07/15/2030		139,000	141,786
MEG Energy Corp. Company Guar. Notes 5.88% due 02/01/2029*		325,000	329,973
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*		2,250,000	2,320,312
MEG Energy Corp. Company Guar. Notes 7.13% due 02/01/2027*		1,050,000	1,108,831
Saka Energi Indonesia PT Senior Notes 4.45% due 05/05/2024		700,000	634,900

109

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(17)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Wintershall Dea Finance B.V. Company Guar. Notes 1.33% due 09/25/2028	EUR	300,000	$369,640

			4,905,442

Oil Companies-Integrated — 1.0%
BP Capital Markets PLC Company Guar. Notes 0.83% due 11/08/2027	EUR	300,000	371,753
BP Capital Markets PLC Company Guar. Notes 2.27% due 07/03/2026	GBP	260,000	382,568
Ecopetrol SA Senior Notes 5.88% due 05/28/2045		500,000	540,415
Ecopetrol SA Senior Notes 6.88% due 04/29/2030		700,000	854,630
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026		114,000	117,212
Pertamina Persero PT Senior Notes 6.50% due 05/27/2041		500,000	632,500
Petro-Canada Senior Notes 5.95% due 05/15/2035		98,000	124,242
Petrobras Global Finance BV Company Guar. Notes 5.60% due 01/03/2031		1,000,000	1,080,800
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045		920,000	786,600
Petroleos Mexicanos Company Guar. Notes 6.49% due 01/23/2027		900,000	943,425
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027		530,000	555,519
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035		1,600,000	1,519,292
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		1,000,000	879,000
Shell International Finance BV Company Guar. Notes 1.50% due 04/07/2028	EUR	300,000	392,462
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049		94,000	96,507

			9,276,925

Paper & Related Products — 0.1%
Suzano Austria GmbH Company Guar. Notes 3.75% due 01/15/2031		833,000	879,815

Petrochemicals — 0.1%
Equate Petrochemical BV Company Guar. Notes 4.25% due 11/03/2026		500,000	543,500

Pipelines — 0.1%
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.63% due 03/31/2036		500,000	491,127

Security Description	Principal Amount(17)		Value (Note 2)

Real Estate Investment Trusts — 0.2%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 2.00% due 05/18/2032		$62,000	$59,993
Digital Dutch Finco BV Company Guar. Notes 0.63% due 07/15/2025	EUR	290,000	355,751
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 1.45% due 03/28/2029	EUR	480,000	609,615
Unibail-Rodamco-Westfield SE Company Guar. Notes 1.13% due 09/15/2025	EUR	400,000	496,962

			1,522,321

Real Estate Operations & Development — 0.2%
Aroundtown SA Senior Notes 0.63% due 07/09/2025	EUR	400,000	488,284
Aroundtown SA Senior Notes 1.45% due 07/09/2028	EUR	500,000	628,173
Aroundtown SA Senior Notes 3.25% due 07/18/2027	GBP	230,000	345,728
Logicor Financing Sarl Company Guar. Notes 0.75% due 07/15/2024	EUR	250,000	306,153

			1,768,338

Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Company Guar. Notes 1.88% due 05/06/2026	EUR	230,000	295,067

Retail-Petroleum Products — 0.2%
Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*		1,835,000	1,885,187

Satellite Telecom — 0.6%
Connect Finco SARL/Connect US Finco LLC Senior Sec. Notes 6.75% due 10/01/2026*		2,059,000	2,134,308
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*		571,000	590,985
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*		2,232,000	2,303,491

			5,028,784

Security Services — 0.2%
Garda World Security Corp. Senior Sec. Notes 4.63% due 02/15/2027*		1,565,000	1,553,262

Semiconductor Components-Integrated Circuits — 0.0%
TSMC Global, Ltd. Company Guar. Notes 0.75% due 09/28/2025*		251,000	245,836

Steel-Producers — 0.1%
Shandong Iron & Steel Xinheng International Co., Ltd. Company Guar. Notes 6.85% due 09/25/2022		620,000	637,371

SupraNational Banks — 0.2%
African Development Bank Senior Notes 0.75% due 04/03/2023		290,000	292,900

110

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(17)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
SupraNational Banks (continued)
European Bank for Reconstruction & Development Senior Notes 1.50% due 02/13/2025		$358,000	$369,990
International Bank for Reconstruction & Development Senior Notes 0.75% due 11/24/2027		423,000	409,067
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025		220,000	242,970
International Finance Corp. Senior Notes 0.50% due 03/20/2023#		417,000	419,034

			1,733,961

Telecom Services — 0.2%
Altice France Holding SA Company Guar. Notes 6.00% due 02/15/2028*		1,555,000	1,521,956
NTT Finance Corp. Company Guar. Notes 0.34% due 03/03/2030*	EUR	290,000	348,535
NTT Finance Corp. Company Guar. Notes 1.16% due 04/03/2026*		204,000	202,621

			2,073,112

Telephone-Integrated — 0.0%
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038		157,000	178,454

Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115		76,000	118,032

Transport-Services — 0.2%
Rumo Luxembourg SARL Company Guar. Notes 5.25% due 01/10/2028*		730,000	775,443
Yunda Holding Investment, Ltd. Company Guar. Notes 2.25% due 08/19/2025		580,000	573,910

			1,349,353

Vitamins & Nutrition Products — 0.1%
Herbalife Nutrition, Ltd./HLF Financing, Inc. Company Guar. Notes 7.88% due 09/01/2025*		565,000	611,613

Warehousing & Harbor Transportation Services — 0.1%
DP World PLC Senior Notes 4.70% due 09/30/2049		1,000,000	1,062,300

Total Foreign Corporate Bonds & Notes
(cost $130,036,329)			134,755,994

FOREIGN GOVERNMENT OBLIGATIONS — 13.6%
Regional Agencies — 0.1%
Kommunekredit Senior Notes 0.00% due 08/27/2030	EUR	950,000	1,138,784

Regional Authority — 0.1%
Province of Quebec, Canada Senior Notes 0.00% due 10/15/2029	EUR	900,000	1,075,612

Security Description	Principal Amount(17)	Value (Note 2)

Sovereign — 13.3%
Arab Republic of Egypt Senior Notes 5.75% due 05/29/2024*	$1,500,000	$1,586,100
Arab Republic of Egypt Senior Notes 7.05% due 01/15/2032*	930,000	959,063
Arab Republic of Egypt Senior Notes 7.60% due 03/01/2029	2,000,000	2,204,956
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047	1,024,000	1,064,223
Dominican Republic Senior Notes 4.88% due 09/23/2032	1,200,000	1,222,500
Dominican Republic Senior Notes 5.88% due 01/30/2060*	900,000	875,250
Emirate of Abu Dhabi Senior Notes 2.50% due 04/16/2025*	1,250,000	1,323,257
Emirate of Abu Dhabi Senior Notes 3.13% due 10/11/2027	2,390,000	2,621,830
Emirate of Abu Dhabi Senior Notes 3.13% due 09/30/2049	1,600,000	1,542,480
Emirate of Abu Dhabi Senior Bonds 3.88% due 04/16/2050*	385,000	423,500
Federal Republic of Ethiopia Senior Notes 6.63% due 12/11/2024	2,380,000	2,208,926
Federal Republic of Nigeria Senior Notes 9.25% due 01/21/2049	1,080,000	1,234,440
Federative Republic of Brazil Senior Notes 3.88% due 06/12/2030	1,300,000	1,293,500
Federative Republic of Brazil Senior Notes 4.75% due 01/14/2050	1,250,000	1,171,888
Federative Republic of Brazil Senior Notes 5.00% due 01/27/2045	1,550,000	1,514,350
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041	1,100,000	1,155,561
Government of Romania Senior Notes 3.00% due 02/14/2031	730,000	738,304
Government of Romania Senior Notes 4.00% due 02/14/2051*	1,300,000	1,260,090
Government of Ukraine Senior Notes 7.25% due 03/15/2033*	550,000	558,960
Government of Ukraine Senior Notes 7.25% due 03/15/2033	700,000	711,403
Government of Ukraine Senior Notes 7.75% due 09/01/2022	750,000	789,068
Government of Ukraine Senior Notes 7.75% due 09/01/2024	550,000	594,688

111

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(17)	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of Ukraine Senior Notes 9.75% due 11/01/2028	$2,200,000	$2,598,385
Islamic Republic of Pakistan Senior Notes 6.88% due 12/05/2027	1,275,000	1,364,250
Islamic Republic of Pakistan Senior Notes 8.25% due 04/15/2024	1,990,000	2,196,462
Kingdom of Bahrain Senior Notes 4.25% due 01/25/2028*	1,300,000	1,285,960
Kingdom of Bahrain Senior Notes 5.25% due 01/25/2033*#	1,200,000	1,176,000
Kingdom of Bahrain Senior Notes 6.00% due 09/19/2044	400,000	385,399
Kingdom of Bahrain Senior Notes 7.38% due 05/14/2030*	945,000	1,076,128
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030*	2,900,000	3,100,715
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030#	1,850,000	1,978,042
Kingdom of Saudi Arabia Senior Notes 3.63% due 03/04/2028	710,000	782,826
Kingdom of Saudi Arabia Senior Notes 4.50% due 04/22/2060*#	850,000	961,061
Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047	1,700,000	1,936,300
Kingdom of Saudi Arabia Senior Notes 5.00% due 04/17/2049	750,000	901,233
Oriental Republic of Uruguay Senior Notes 4.38% due 01/23/2031	496,323	572,638
People’s Republic of China Senior Bonds 2.25% due 10/21/2050*	1,600,000	1,441,434
Republic of the Philippines Senior Notes 7.75% due 01/14/2031	1,080,000	1,592,795
Republic of Angola Senior Notes 9.13% due 11/26/2049	940,000	905,577
Republic of Angola Senior Notes 9.50% due 11/12/2025	1,200,000	1,273,440
Republic of Cameroon Senior Notes 9.50% due 11/19/2025	1,080,000	1,167,750
Republic of Chile Senior Notes 2.45% due 01/31/2031	1,550,000	1,571,715
Republic of Colombia Senior Notes 3.13% due 04/15/2031	1,848,000	1,838,760

Security Description	Principal Amount(17)	Value (Note 2)

Sovereign (continued)
Republic of Colombia Senior Notes 4.50% due 03/15/2029	$1,200,000	$1,324,512
Republic of Colombia Senior Notes 5.00% due 06/15/2045	600,000	649,500
Republic of Colombia Senior Notes 10.38% due 01/28/2033	1,200,000	1,905,012
Republic of El Salvador Senior Notes 6.38% due 01/18/2027	850,000	833,000
Republic of El Salvador Senior Notes 8.63% due 02/28/2029	225,000	235,125
Republic of El Salvador Senior Notes 9.50% due 07/15/2052	700,000	733,250
Republic of Ghana Senior Notes 8.63% due 06/16/2049	1,500,000	1,449,690
Republic of Ghana Senior Notes 8.75% due 03/11/2061*	533,000	509,740
Republic of Ghana Bank Guar. Notes 10.75% due 10/14/2030	1,000,000	1,304,920
Republic of Indonesia Senior Notes 1.85% due 03/12/2031#	2,700,000	2,560,704
Republic of Indonesia Senior Notes 3.85% due 10/15/2030#	1,200,000	1,324,333
Republic of Indonesia Senior Bonds 4.13% due 01/15/2025	800,000	881,368
Republic of Italy Senior Notes 4.00% due 10/17/2049	279,000	289,795
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033	1,900,000	2,042,500
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028	1,000,000	1,110,000
Republic of Kazakhstan Senior Notes 5.13% due 07/21/2025	200,000	233,584
Republic of Kazakhstan Senior Notes 6.50% due 07/21/2045	850,000	1,243,407
Republic of Kenya Senior Notes 6.88% due 06/24/2024	1,280,000	1,419,507
Republic of Kenya Senior Notes 7.00% due 05/22/2027	1,750,000	1,929,410
Republic of Kenya Senior Notes 8.25% due 02/28/2048	750,000	827,895
Republic of Panama Senior Notes 3.87% due 07/23/2060	800,000	790,000
Republic of Panama Senior Notes 4.50% due 04/01/2056	400,000	440,604

112

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(17)	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Panama Senior Notes 6.70% due 01/26/2036	$500,000	$671,880
Republic of Paraguay Senior Notes 4.95% due 04/28/2031*	1,200,000	1,356,000
Republic of South Africa Senior Notes 4.30% due 10/12/2028	1,260,000	1,247,589
Republic of South Africa Senior Bonds 4.88% due 04/14/2026	660,000	696,696
Republic of Sri Lanka Senior Notes 5.75% due 04/18/2023	1,975,000	1,186,541
Republic of Sri Lanka Senior Notes 6.75% due 04/18/2028	1,000,000	566,570
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025	700,000	406,091
Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030*	2,310,000	1,315,568
Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030	2,300,000	1,309,873
Republic of the Philippines Senior Notes 2.95% due 05/05/2045	1,155,000	1,093,655
Republic of the Philippines Senior Notes 3.75% due 01/14/2029	500,000	559,582
Republic of Turkey Senior Notes 4.25% due 03/13/2025	1,250,000	1,242,150
Republic of Turkey Senior Notes 5.13% due 02/17/2028	1,200,000	1,189,202
Republic of Turkey Senior Notes 7.63% due 04/26/2029	1,270,000	1,427,035
Russian Federation Senior Notes 4.38% due 03/21/2029	3,000,000	3,393,840
State of Qatar Senior Notes 3.40% due 04/16/2025*	865,000	945,013
State of Qatar Senior Notes 3.75% due 04/16/2030*	900,000	1,015,169
State of Qatar Senior Notes 4.40% due 04/16/2050*	2,280,000	2,670,951
State of Qatar Senior Notes 4.82% due 03/14/2049	1,600,000	1,972,621
State of Qatar Senior Notes 5.10% due 04/23/2048	780,000	991,770
Sultanate of Oman Senior Notes 5.38% due 03/08/2027	1,600,000	1,653,760
Sultanate of Oman Senior Notes 6.75% due 10/28/2027*	2,700,000	2,976,318

Security Description	Principal Amount(17)		Value (Note 2)

Sovereign (continued)
Sultanate of Oman Senior Notes 7.38% due 10/28/2032*		$2,130,000	$2,388,262
United Mexican States Senior Notes 2.66% due 05/24/2031		1,425,000	1,372,645
United Mexican States Senior Notes 4.50% due 04/22/2029		255,000	285,858
United Mexican States Senior Notes 4.50% due 01/31/2050		830,000	841,421
United Mexican States Senior Bonds 4.75% due 03/08/2044		143,000	151,224
United Mexican States Senior Notes 5.00% due 04/27/2051		2,410,000	2,617,284

			118,743,631

Sovereign Agency — 0.1%
Kommunalbanken AS Senior Notes 0.05% due 10/24/2029	EUR	850,000	1,025,417

Total Foreign Government Obligations
(cost $121,461,450)			121,983,444

U.S. GOVERNMENT AGENCIES — 16.9%
Federal Home Loan Bank — 0.4%
2.13% due 09/14/2029		2,000,000	2,109,369
3.25% due 11/16/2028		1,000,000	1,142,023

			3,251,392

Federal Home Loan Mtg. Corp. — 3.9%
2.00% due 03/01/2051		5,500,000	5,536,832
2.50% due 01/01/2028		109,995	116,120
2.50% due 04/01/2028		237,451	250,681
2.50% due 03/01/2031		158,182	165,336
2.50% due 10/01/2032		1,951,145	2,039,391
2.50% due 11/01/2032		1,066,615	1,133,363
3.00% due 04/01/2043		317,291	344,048
3.00% due 11/01/2046		3,615,615	3,886,116
3.50% due 03/01/2042		169,260	184,115
3.50% due 04/01/2042		329,597	358,575
3.50% due 08/01/2042		324,915	354,696
3.50% due 09/01/2043		24,637	26,885
3.50% due 07/01/2045		2,947,566	3,188,384
3.50% due 01/01/2046		235,786	255,450
3.50% due 03/01/2046		459,467	494,374
3.50% due 11/01/2047		1,066,905	1,136,465
3.50% due 03/01/2048		7,635,136	8,286,493
4.00% due 01/01/2046		181,366	200,415
4.00% due 01/01/2047		47,394	52,473
4.00% due 07/01/2049		1,705,062	1,859,269
4.00% due 01/01/2050		1,559,028	1,671,057
4.50% due 03/01/2023		3,527	3,697
4.50% due 07/01/2045		2,505,343	2,821,771
5.00% due 05/01/2034		24,365	27,383
5.00% due 11/01/2043		32,130	37,363
5.50% due 06/01/2022		2,100	2,143
5.50% due 07/01/2035		10,826	12,640
6.00% due 03/01/2040		31,759	38,152
6.50% due 02/01/2036		6,362	7,384
Federal Home Loan Mtg. Corp. FRS 1.74% (6 ML+1.49%) due 02/01/2037		6,023	6,248
3.24% (12 ML+1.88%) due 11/01/2037		75,518	80,271

113

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(17)	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp., REMIC Series 4740, Class BA 3.00% due 09/15/2045(3)	$234,371	$241,985
Series 4800, Class KG 3.50% due 11/15/2045(3)	80,121	81,540
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.69% (6.80%-1 ML) due 09/15/2039(3)(4)(9)	73,321	11,603

		34,912,718

Federal National Mtg. Assoc. — 8.5%
2.00% due 11/01/2035	1,467,077	1,525,587
2.00% due 12/01/2050	2,966,275	2,997,875
2.50% due 12/01/2026	337,564	352,736
2.50% due 08/01/2031	2,038,060	2,129,662
2.50% due 02/01/2032	800,370	846,413
2.50% due 04/01/2035	707,490	739,289
2.50% due 05/01/2050	1,837,413	1,911,366
2.50% due 06/01/2050	2,884,506	2,983,410
2.50% due 08/01/2050	4,473,143	4,625,697
2.50% due 10/01/2050	966,401	1,001,160
3.00% due 10/01/2027	102,779	108,447
3.00% due 12/01/2027	170,587	180,179
3.00% due 10/01/2030	183,188	193,328
3.00% due 02/01/2033	2,651,698	2,797,336
3.00% due 11/01/2039	1,163,436	1,217,319
3.00% due 12/01/2042	86,362	93,075
3.00% due 12/01/2046	365,895	388,327
3.00% due 01/01/2047	1,840,672	1,940,757
3.00% due 04/01/2047	2,142,104	2,263,769
3.00% due 09/01/2048	2,746,751	2,893,032
3.00% due 11/01/2048	1,137,012	1,195,909
3.00% due 06/01/2049	2,734,991	2,914,752
3.00% due 03/01/2050	1,178,842	1,245,978
3.50% due 09/01/2026	103,433	110,308
3.50% due 08/01/2027	22,758	24,246
3.50% due 10/01/2028	107,262	116,002
3.50% due 08/01/2042	242,901	255,016
3.50% due 10/01/2045	300,831	326,998
3.50% due 11/01/2045	150,804	161,819
3.50% due 02/01/2046	228,523	245,939
3.50% due 07/01/2046	2,862,920	3,101,977
3.50% due 01/01/2047	436,771	466,377
3.50% due 12/01/2047	4,305,645	4,616,306
3.50% due 04/01/2048	2,464,178	2,666,426
4.00% due 11/01/2025	43,589	46,435
4.00% due 03/01/2039	1,459,605	1,575,355
4.00% due 12/01/2040	18,670	20,684
4.00% due 01/01/2043	1,289,424	1,427,474
4.00% due 02/01/2045	1,702,427	1,885,683
4.00% due 06/01/2046	308,031	335,722
4.00% due 01/01/2047	12,757	13,823
4.00% due 05/01/2047	250,946	271,584
4.00% due 07/01/2047	1,603,634	1,733,745
4.00% due 08/01/2047	3,450,374	3,732,191
4.00% due 06/01/2048	1,915,619	2,089,360
4.00% due 09/01/2048	429,765	461,614
4.00% due 01/01/2049	3,088,288	3,315,233
4.50% due 08/01/2045	2,627,325	2,975,358
4.50% due 11/01/2048	1,738,137	1,910,410
5.00% due 01/01/2023	5,898	6,180
5.00% due 04/01/2023	7,235	7,583
5.00% due 03/01/2037	2,755	3,049
5.00% due 05/01/2040	94,358	107,844

Security Description	Principal Amount(17)	Value (Note 2)

Federal National Mtg. Assoc. (continued)
5.00% due 06/01/2040	$32,440	$37,550
5.00% due 02/01/2045	340,006	392,465
5.50% due 08/01/2037	181,044	211,547
5.50% due 06/01/2038	18,772	22,005
6.00% due 02/01/2032	2,639	2,962
6.00% due 10/01/2034	99	111
6.00% due 09/01/2038	34,380	41,301
6.00% due 11/01/2038	10,477	12,502
6.00% due 06/01/2040	9,277	11,035
6.50% due 11/01/2037	26,614	30,315
Federal National Mtg. Assoc. FRS
1.79% (6 ML+1.54%) due 09/01/2035	67,990	70,684
2.29% (12 ML+1.77%) due 05/01/2040	64,707	68,145
2.33% (12 ML+1.83%) due 10/01/2040	28,432	29,942
2.33% (12 ML+1.82%) due 10/01/2040	16,045	16,914
2.36% (12 ML+1.57%) due 05/01/2037	12,309	12,921
2.59% (1 Yr USTYCR+2.22%) due 10/01/2035	52,882	55,563
2.74% (12 ML+1.67%) due 07/01/2039	57,039	59,565
2.87% (12 ML+1.91%) due 08/01/2035	45,283	47,908
3.00% (1 Yr USTYCR+2.27%) due 11/01/2036	28,266	30,103
Federal National Mtg. Assoc. REMIC
Series 2017-100, Class NP 3.00% due 12/25/2047(3)	785,365	839,352
Series 2018-27, Class EA 3.00% due 05/25/2048(3)	1,961,392	2,089,689
Series 2018-35, Class CD 3.00% due 05/25/2048(3)	1,497,179	1,582,204

		76,220,927

Government National Mtg. Assoc. — 1.8%
2.50% due 05/20/2050	1,684,002	1,743,928
2.50% due 12/20/2050	994,129	1,029,990
3.00% due 03/20/2046	191,315	202,383
3.00% due 04/20/2046	1,879,859	1,987,731
3.00% due 05/20/2046	2,707,306	2,864,102
3.00% due 09/20/2047	900,470	949,728
3.00% due 05/20/2050	2,495,497	2,598,015
3.50% due 07/20/2046	353,058	377,520
3.50% due 03/20/2047	202,304	216,110
4.50% due 10/20/2045	2,417,170	2,715,169
4.50% due 04/20/2047	1,510,138	1,655,544

		16,340,220

Uniform Mtg. Backed Securities — 2.3%
1.50% due March 15 TBA	1,300,000	1,312,188
1.50% due March 30 TBA	1,500,000	1,467,187
2.00% due March 15 TBA	3,000,000	3,096,562
2.00% due March 30 TBA	8,000,000	8,047,500
2.50% due March 30 TBA	6,000,000	6,198,750

		20,122,187

Total U.S. Government Agencies
(cost $146,640,068)		150,847,444

114

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(17)	Value (Note 2)

U.S. GOVERNMENT TREASURIES — 3.9%
United States Treasury Bonds — 0.0%
1.38% due 08/15/2050	$307,000	$251,932

United States Treasury Notes — 3.9%
0.13% due 05/31/2022	9,200,000	9,201,078
0.13% due 01/31/2023	9,100,000	9,095,379
0.13% due 12/15/2023	600,000	597,328
0.13% due 01/15/2024	7,750,000	7,711,250
0.38% due 01/31/2026#	4,600,000	4,512,312
1.38% due 01/31/2025	500,000	515,957
1.50% due 02/15/2030	3,460,000	3,495,141

		35,128,445

Total U.S. Government Treasuries
(cost $35,637,498)		35,380,377

LOANS(14)(15)(16) — 4.9%
Aerospace/Defense-Equipment — 0.0%
Spirit Aerosystems, Inc. FRS BTL-B 6.00% (1 ML+5.25%) due 01/15/2025	295,628	296,737

Airlines — 0.1%
American Airlines, Inc. FRS BTL-B 1.88% (1 ML+1.75%) due 06/27/2025	267,429	242,395
American Airlines, Inc. FRS BTL-B coupon TBD due 06/27/2025	44,571	40,399
WestJet Airlines, Ltd. FRS BTL-B 4.00% (6 ML+3.00%) due 12/11/2026	478,546	463,292

		746,086

Apparel Manufacturers — 0.0%
Samsonite IP Holdings Sarl FRS BTL-B2 5.50% (1 ML+4.50%) due 04/25/2025	330,340	332,818

Applications Software — 0.1%
Project Boost Purchaser LLC FRS BTL-B 3.61% (1 ML+3.50%) due 06/01/2026	432,202	430,582
VS Buyer LLC FRS BTL 3.11% (1 ML+3.00%) due 02/28/2027	231,443	231,346

		661,928

Athletic Equipment — 0.0%
Varsity Brands Holding Co., Inc. FRS 1st Lien 4.50% (1 ML+3.50%) due 12/15/2024	395,722	380,202

Auction Houses/Art Dealers — 0.0%
Sotheby’s FRS BTL-B 5.50% (3 ML+4.75%) due 01/15/2027	287,430	290,424

Auto Repair Centers — 0.1%
Mavis Tire Express Services Corp. FRS 1st Lien 3.50% (3 ML+3.25%) due 03/20/2025	430,621	426,853

Security Description	Principal Amount(17)	Value (Note 2)

Auto Repair Centers (continued)
Wand NewCo. 3, Inc. FRS BTL 3.11% (1 ML+3.00%) due 02/05/2026	$247,818	$245,959

		672,812

Auto/Truck Parts & Equipment-Original — 0.1%
TI Group Automotive Systems LLC FRS BTL 4.00% (3 ML+3.75%) due 12/16/2024	393,774	394,102

Broadcast Services/Program — 0.1%
NEP Group, Inc. FRS BTL 3.36% (1 ML+3.25%) due 10/20/2025	436,125	424,313

Building & Construction-Misc. — 0.1%
Verra Mobility Corp. FRS BTL 3.36% (1 ML+3.25%) due 02/28/2025	400,360	400,160

Building Products-Air & Heating — 0.0%
API Heat Transfer ThermaSys Corp. FRS 1st Lien 12.25% (3 ML+12.00%) due 12/29/2023(5)(6)(10)	428,184	181,978

Building Products-Doors & Windows — 0.1%
CHI Doors Holdings Corp. FRS BTL 4.50% (1 ML+3.50%) due 07/31/2025	383,971	385,891

Building-Heavy Construction — 0.0%
USIC Holdings, Inc. FRS BTL 4.00% (1 ML+3.00%) due 12/08/2023	295,437	295,252

Cable/Satellite TV — 0.1%
CSC Holdings LLC FRS BTL-B5 2.61% (1 ML+2.50%) due 04/15/2027	482,849	481,265
UPC Broadband Holdings BV FRS BTL-B1 3.61% (1 ML+3.50%) due 01/31/2029	135,692	135,946
UPC Broadband Holdings BV FRS BTL-B2 3.61% (1 ML+3.50%) due 01/31/2029	135,692	135,946
Virgin Media Bristol LLC FRS BTL-Q coupon TBD due 01/31/2029	174,500	174,500

		927,657

Casino Hotels — 0.2%
Caesars Resort Collection LLC FRS BTL-B 2.86% (1 ML+2.75%) due 12/23/2024	437,970	433,590
CityCenter Holdings LLC FRS BTL-B 2.36% (1 ML+2.25%) due 04/18/2024	381,630	378,132

115

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(17)	Value (Note 2)

LOANS (continued)
Casino Hotels (continued)
Golden Nugget, Inc. FRS BTL-B 3.25% (2 ML+2.50%) due 10/04/2023	$416,649	$412,118
Station Casinos LLC FRS BTL-B 2.50% (1 ML+2.25%) due 02/08/2027	303,995	300,471

		1,524,311

Casino Services — 0.0%
Stars Group Holdings FRS BTL 3.75% (3 ML+3.50%) due 07/10/2025	145,208	145,727

Cellular Telecom — 0.1%
Altice France SA FRS BTL-B13 4.20% (3 ML+4.00%) due 08/14/2026	434,988	434,117
CCI Buyer, Inc. FRS BTL 4.75% (3 ML+4.00%) due 12/17/2027	354,197	356,677
Numericable Group SA FRS BTL-B 3.80% (1 ML+3.69%) due 01/31/2026	134,652	134,189

		924,983

Chemicals-Diversified — 0.1%
Hexion, Inc. FRS BTL 3.74% (3 ML+3.50%) due 07/01/2026	443,101	440,885

Chemicals-Specialty — 0.1%
Diamond BC BV FRS BTL 3.11% (1 ML+3.00%) due 09/06/2024	356,786	354,612
PQ Corp. FRS BTL-B 4.00% (3 ML+3.00%) due 02/07/2027	134,711	134,767
Starfruit US HoldCo. LLC FRS BTL-B 3.11% (1 ML+3.00%) due 10/01/2025	316,210	315,090

		804,469

Commercial Services-Finance — 0.1%
MoneyGram International, Inc. FRS BTL 7.00% (3 ML+6.00%) due 06/30/2023	343,746	342,801
MPH Acquisition Holdings LLC FRS BTL-B 3.75% (3 ML+2.75%) due 06/07/2023	306,295	305,797
Travelport Finance Luxembourg SARL FRS BTL 2.50% (3 ML+1.50%) due 02/28/2025	226,227	224,700

Security Description	Principal Amount(17)	Value (Note 2)

Commercial Services-Finance (continued)
Travelport Finance Luxembourg SARL FRS BTL 5.25% (3 ML+5.00%) due 05/29/2026	$278,686	$216,678

		1,089,976

Computer Data Security — 0.0%
McAfee LLC FRS BTL-B1 3.86% (1 ML+3.75%) due 09/30/2024	338,655	339,267

Computer Graphics — 0.1%
Corel, Inc. FRS BTL 5.19% (3 ML+5.00%) due 07/02/2026	407,641	405,263

Computer Services — 0.0%
Tempo Acquisition LLC FRS BTL-B 3.75% (1 ML+3.25%) due 11/02/2026	328,228	328,331

Computer Software — 0.1%
Camelot Finance SA FRS BTL-B 3.11% (1 ML+3.00%) due 10/30/2026	288,719	288,630
Cornerstone OnDemand, Inc. FRS BTL-B 4.36% (1 ML+4.25%) due 04/22/2027	262,199	263,641

		552,271

Computers-Integrated Systems — 0.0%
Everi Payments, Inc. FRS BTL 11.50% (1 ML+10.50%) due 05/09/2024	159,753	166,143

Containers-Metal/Glass — 0.0%
Mauser Packaging Solutions Holding, Co. FRS BTL 3.41% (1 ML+3.25%) due 04/03/2024	991	973
Mauser Packaging Solutions Holding, Co. FRS BTL 3.44% (3 ML+3.25%) due 04/03/2024	381,596	374,646

		375,619

Containers-Paper/Plastic — 0.2%
Charter NEX FRS BTL 5.00% (1 ML+4.25%) due 12/01/2027	233,666	235,418
Graham Packaging Co., Inc. FRS BTL 4.75% (1 ML+3.75%) due 08/04/2027	318,911	319,230
Patriot Container Corp. FRS 1st Lein 4.50% (1 ML+3.50%) due 03/20/2025	306,714	305,181
Reynolds Group Holdings, Inc. FRS BTL 3.36% (1 ML+3.25%) due 02/05/2026	274,387	273,187

116

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(17)	Value (Note 2)

LOANS (continued)
Containers-Paper/Plastic (continued)
Trident TPI Holdings, Inc. FRS BTL-B1 4.00% (3 ML+3.00%) due 10/17/2024	$228,803	$228,588

		1,361,604

Cosmetics & Toiletries — 0.0%
Sunshine Luxembourg VII SARL FRS BTL 5.00% (3 ML+4.00%) due 10/01/2026	332,240	333,279

Cruise Lines — 0.1%
Carnival Corp. FRS Term B 8.50% (1 ML+7.50%) due 06/30/2025	327,793	337,899
Hornblower Sub LLC FRS BTL-B 5.50% (3 ML+4.50%) due 04/27/2025	285,520	244,120

		582,019

Data Processing/Management — 0.0%
CCC Information Services, Inc. FRS 1st Lien 4.00% (1 ML+3.00%) due 04/29/2024	376,724	377,195

Direct Marketing — 0.1%
Terrier Media Buyer, Inc. FRS BTL-B 3.61% (4.25%-1ML) due 12/17/2026	409,315	408,803

Distribution/Wholesale — 0.1%
Fastlane Parent Co., Inc. FRS 1st Lien 4.61% (1 ML+4.50%) due 02/04/2026	337,842	337,842
Univar USA, Inc. FRS BTL-B3 2.36% (1 ML+2.25%) due 07/01/2024	270,463	270,407

		608,249

E-Commerce/Products — 0.0%
CNT Holdings I Corp. FRS BTL 4.50% (6 ML+3.75%) due 11/08/2027	228,098	229,060
CNT Holdings I Corp. FRS BTL 7.50% (3 ML+6.75%) due 10/16/2028	69,045	70,339

		299,399

E-Commerce/Services — 0.0%
RentPath LLC FRS 2nd Lien 1.61% (3 ML+0.00%) due 12/17/2022†(5)(6)(11)(18)	2,178,597	326,790

Electronic Components-Misc. — 0.0%
AI Ladder Luxembourg Subco SARL FRS BTL 4.61% (1 ML+4.50%) due 07/09/2025	362,135	362,814

Security Description	Principal Amount(17)	Value (Note 2)

Electronic Components-Semiconductors — 0.1%
Bright Bidco BV FRS BTL-B 4.50% (6 ML+3.50%) due 06/30/2024	$567,655	$431,791

Electronic Parts Distribution — 0.1%
Tech Data Corp. FRS BTL 3.61% (1 ML+3.50%) due 06/30/2025	277,227	279,029
Tech Data Corp. FRS BTL 5.61% (1 ML+5.50%) due 06/30/2025	316,875	318,460

		597,489

Enterprise Software/Service — 0.4%
Applied Systems, Inc. FRS 1st Lein 4.00% (3 ML+3.00%) due 09/19/2024	361,172	361,643
Banff Merger Sub, Inc. FRS BTL 3.90% (3 ML+3.75%) due 10/02/2025	300,016	300,155
Dcert Buyer, Inc. FRS BTL-B 4.11% (1 ML+4.00%) due 10/16/2026	275,528	275,585
Epicor Software Corp. FRS BTL 4.00% (1 ML+3.25%) due 07/30/2027	281,295	282,638
Epicor Software Corp. FRS BTL 8.75% (1 ML+7.75%) due 07/31/2028	35,981	37,480
Finastra USA, Inc. FRS BTL-B 4.50% (3 ML+3.50%) due 06/13/2024	273,402	270,295
Finastra USA, Inc. FRS BTL-B 4.50% (6 ML+3.50%) due 06/13/2024	106,777	105,563
Greeneden US Holdings II LLC FRS BTL-B 4.75% (1 ML+4.00%) due 12/01/2027	338,248	339,516
MYOB US Borrower LLC FRS BTL 4.11% (1 ML+4.00%) due 05/06/2026	327,099	325,463
Sophia L.P. FRS 1st Lien 4.50% (3 ML+3.75%) due 10/07/2027	428,392	429,731
UKG, Inc. FRS BTL 4.00% (3 ML+3.25%) due 05/04/2026	55,609	55,887
Ultimate Software Group, Inc. FRS 1st Lien 3.86% (1 ML+3.75%) due 05/04/2026	263,752	264,929

117

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(17)	Value (Note 2)

LOANS (continued)
Enterprise Software/Service (continued)
Ultimate Software Group, Inc. FRS 2nd Lien 7.50% (3 ML+6.75%) due 05/03/2027	$92,341	$95,227

		3,144,112

Finance-Credit Card — 0.0%
Pi US Mergerco, Inc. FRS BTL 4.50% (1 ML+3.50%) due 01/03/2025	367,535	367,328

Finance-Investment Banker/Broker — 0.1%
Deerfield Dakota Holding LLC FRS BTL 4.75% (1 ML+3.75%) due 04/09/2027	179,908	180,839
Motion Finco SARL FRS BTL-B2 3.50% (3 ML+3.25%) due 11/12/2026	25,620	24,766
Motion Finco Sarl FRS BTL-B1 3.50% (3 ML+3.25%) due 11/12/2026	194,939	188,441

		394,046

Food-Misc./Diversified — 0.0%
Dole Food Co., Inc. FRS BTL-B 5.00% (3 ML+1.75%) due 04/06/2024	218,014	217,686
Froneri US, Inc. FRS BTL 2.36% (1 ML+2.25%) due 01/29/2027	161,178	159,676

		377,362

Gambling (Non-Hotel) — 0.0%
Scientific Games International, Inc. FRS BTL-B5 2.86% (1 ML+2.75%) due 08/14/2024	389,818	383,240

Human Resources — 0.1%
Creative Artists Agency LLC FRS BTL-B 3.86% (1 ML+3.75%) due 11/27/2026	304,063	301,565
Team Health Holdings, Inc. FRS 1st Lien 3.75% (1 ML+2.75%) due 02/06/2024	405,740	377,789

		679,354

Insurance Brokers — 0.1%
Alliant Holdings Intermediate LLC FRS BTL-B1 3.36% (1 ML+3.25%) due 05/09/2025	400,474	397,494
HUB International, Ltd. FRS BTL-B 2.91% (2 ML+2.75%) due 04/25/2025	1,017	1,006
HUB International, Ltd. FRS BTL-B 2.97% (3 ML+2.75%) due 04/25/2025	395,662	391,260

		789,760

Security Description	Principal Amount(17)	Value (Note 2)

Insurance-Property/Casualty — 0.1%
Asurion LLC FRS BTL-B6 3.11% (1 ML+3.00%) due 11/03/2023	$249,469	$249,053
Asurion LLC FRS BTL-B1 3.36% (1 ML+3.25%) due 12/23/2026	124,672	124,243
Sedgwick Claims Management Services, Inc. FRS BTL 3.36% (1 ML+3.25%) due 12/31/2025	318,045	315,620

		688,916

Internet Content-Information/News — 0.0%
Ancestry Com Inc 2020 Term Loan FRS BTL 4.25% (1 ML+3.25%) due 12/06/2027	303,025	303,025

Internet Financial Services — 0.1%
ION Trading Finance, Ltd. FRS BTL 5.00% (3 ML+4.00%) due 11/21/2024	445,504	445,968

Internet Gambling — 0.0%
Golden Nugget, Inc. FRS BTL 13.00% (3 ML+12.00%) due 10/04/2023	38,363	43,734

Internet Telephone — 0.0%
Cablevision Lightpath LLC FRS BTL-B 3.75% (1 ML+3.25%) due 11/30/2027	184,466	184,789

Investment Management/Advisor Services — 0.1%
Advisor Group Holdings, Inc. FRS BTL 4.61% (1 ML+4.50%) due 07/31/2026	412,830	413,346

Machinery-Electrical — 0.0%
Alliance Laundry Systems LLC FRS BTL-B 4.25% (3 ML+3.50%) due 10/08/2027	227,366	228,096

Machinery-General Industrial — 0.0%
Vertical US Newco, Inc. FRS BTL-B 4.48% (6 ML+4.25%) due 07/30/2027	363,613	366,522

Machinery-Pumps — 0.0%
STS Operating, Inc. FRS BTL 5.25% (1 ML+4.25%) due 12/11/2024	352,920	341,450

Medical Information Systems — 0.1%
Navicure, Inc. FRS BTL-B 4.75% (1 ML+4.00%) due 10/22/2026	299,586	300,335

118

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(17)	Value (Note 2)

LOANS (continued)
Medical Information Systems (continued)
VVC Holding Corp. FRS BTL-B 4.70% (3 ML+4.50%) due 02/11/2026	$328,329	$330,108

		630,443

Medical Labs & Testing Services — 0.1%
Envision Healthcare Corp. FRS 1st Lien 3.86% (1 ML+3.75%) due 10/10/2025	736,485	632,325

Medical-Drugs — 0.1%
Akorn Operating Co. LLC FRS BTL 8.50% (3 ML+7.50%) due 10/01/2025	158,495	159,486
Alphabet Holding Co., Inc. FRS 1st Lien 3.61% (1 ML+3.50%) due 09/26/2024	438,665	437,294
Bausch Health Americas, Inc. FRS BTL 2.87% (1 ML+2.75%) due 11/27/2025	219,043	218,868
Bausch Health Americas, Inc. FRS BTL 3.12% (1 ML+3.00%) due 06/02/2025	41,569	41,608

		857,256

Medical-Generic Drugs — 0.0%
Endo Luxembourg Finance Co. I SARL FRS BTL-B 5.00% (3 ML+4.25%) due 04/29/2024	355,160	353,606

Medical-Hospitals — 0.1%
Cano Health LLC FRS Delayed Draw 0.50% (3 ML+0.50%) due 11/19/2027(21)	63,524	63,544
Cano Health LLC FRS BTL 5.50% (3 ML+4.75%) due 11/19/2027	174,237	174,292
RegionalCare Hospital Partners Holdings, Inc. FRS BTL-B 3.86% (1 ML+3.75%) due 11/16/2025	290,442	290,574

		528,410

Miscellaneous Manufacturing — 0.0%
Excelitas Technologies Corp. FRS 2nd Lien 8.50% (3 ML+7.50%) due 12/01/2025	338,000	338,282

Non-Hazardous Waste Disposal — 0.0%
GFL Environmental, Inc. FRS BTL 3.50% (3 ML+3.00%) due 05/30/2025	203,827	204,701

Security Description	Principal Amount(17)	Value (Note 2)

Oil Companies-Exploration & Production — 0.0%
Osum Production Corp. FRS BTL 8.50% (3 ML+7.50%) due 07/31/2022	$370,749	$367,042

Oil-Field Services — 0.0%
Apergy Corp. FRS BTL 6.00% (3 ML+5.00%) due 06/03/2027	314,747	319,862

Pharmacy Services — 0.1%
Change Healthcare Holdings LLC FRS BTL 3.50% (1 ML+2.50%) due 03/01/2024	246,705	246,936
HC Group Holdings II, Inc. FRS BTL-B 3.86% (1 ML+3.75%) due 08/06/2026	365,243	365,320

		612,256

Pipelines — 0.1%
Blackstone CQP Holdco LP FRS BTL-B 3.74% (3 ML+3.50%) due 09/30/2024	409,213	409,110
Hercules Merger Sub LLC FRS BTL-B 5.00% (USFRBPLR+1.75%) due 11/01/2026	444,215	443,589
Medallion Midland Acquisition LLC FRS BTL 4.25% (1 ML+3.25%) due 10/30/2024	381,785	378,285

		1,230,984

Protection/Safety — 0.0%
Prime Security Services Borrower LLC FRS BTL 3.50% (1 ML+2.75%) due 09/23/2026	327,215	327,337

Publishing-Periodicals — 0.0%
Nielsen Finance LLC FRS BTL-B4 2.12% (1 ML+2.00%) due 10/04/2023	381,721	381,138

Quarrying — 0.1%
US Silica Co. FRS BTL-B 5.00% (1 ML+4.00%) due 05/01/2025	467,740	442,404

Real Estate Investment Trusts — 0.0%
Claros Mtg. Trust, Inc. FRS BTL-B 6.00% (1 ML+5.00%) due 08/09/2026	233,816	234,401

Real Estate Management/Services — 0.0%
Cushman & Wakefield FRS BTL 2.86% (1 ML+2.75%) due 08/21/2025	387,543	384,567

119

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(17)	Value (Note 2)

LOANS (continued)
Research & Development — 0.1%
PAREXEL International Corp. FRS BTL 2.86% (1 ML+2.75%) due 09/27/2024	$399,959	$397,647

Resort/Theme Parks — 0.0%
SeaWorld Parks & Entertainment, Inc. FRS BTL-B5 3.75% (1 ML+3.00%) due 03/31/2024	361,505	355,631

Retail-Auto Parts — 0.0%
LS Group OpCo Acquisition LLC FRS BTL-B 4.25% (6 ML+3.50%) due 11/02/2027	227,421	228,179

Retail-Building Products — 0.0%
LBM Acquisition LLC FRS BTL coupon TBD due 12/17/2027	30,739	30,799
LBM Acquisition LLC FRS BTL-B 4.50% (3 ML+3.75%) due 12/17/2027	138,324	138,596

		169,395

Retail-Petroleum Products — 0.1%
EG America LLC FRS BTL 4.25% (3 ML+4.00%) due 02/07/2025	386,354	385,098

Retail-Restaurants — 0.1%
IRB Holding Corp. FRS BTL-B 3.75% (6 ML+2.75%) due 02/05/2025	356,061	355,504
Whatabrands LLC FRS BTL-B 2.86% (1 ML+2.75%) due 07/31/2026	315,878	315,702
Wok Holdings, Inc. FRS BTL 6.36% (1 ML+6.25%) due 03/01/2026	350,647	333,991
Zaxby’s Operating Co. LP FRS 1st Lien 4.50% (1 ML+3.75%) due 12/28/2027	156,274	157,120

		1,162,317

Retail-Sporting Goods — 0.1%
Bass Pro Group LLC FRS BTL 5.75% (1 ML+5.00%) due 09/25/2024	550,985	551,138

Rubber/Plastic Products — 0.0%
Gates Global LLC FRS BTL-B2 3.75% (1 ML+2.75%) due 04/01/2024	242,506	241,900

Satellite Telecom — 0.1%
Connect Finco SARL FRS BTL-B 4.50% (1 ML+3.50%) due 12/11/2026	305,690	306,673

Security Description	Principal Amount(17)	Value (Note 2)

Satellite Telecom (continued)
Intelsat Jackson Holdings SA FRS DIP 6.50% (3 ML+5.50%) due 07/13/2022	$73,350	$74,236
Intelsat Jackson Holdings SA FRS BTL-B3 8.00% (USFRBPLR+4.75%) due 11/27/2023(11)	355,000	359,808
Iridium Satellite LLC FRS BTL-B 3.75% (1 ML+2.75%) due 11/04/2026	380,557	382,256

		1,122,973

Telecom Services — 0.0%
West Corp. FRS BTL-B1 4.50% (1 ML+3.50%) due 10/10/2024	996	974
West Corp. FRS BTL-B1 4.50% (3 ML+3.50%) due 10/10/2024	387,624	379,079

		380,053

Telecommunication Equipment — 0.0%
CommScope, Inc. FRS BTL-B 3.36% (1 ML+3.25%) due 04/06/2026	274,302	273,616

Telephone-Integrated — 0.1%
CenturyLink, Inc. FRS BTL-B 2.36% (1 ML+2.25%) due 03/15/2027	235,255	234,292
Zayo Group Holdings, Inc. FRS BTL 3.11% (1 ML+3.00%) due 03/09/2027	276,153	275,548

		509,840

Theaters — 0.2%
William Morris Endeavor Entertainment LLC FRS BTL-B1 2.87% (1 ML+2.75%) due 05/18/2025	915,226	862,601
William Morris Endeavor Entertainment LLC FRS BTL-B1 2.94% (3 ML+2.75%) due 05/18/2025	803,068	756,891

		1,619,492

Transactional Software — 0.0%
Solera LLC FRS BTL-B 2.86% (1 ML+2.75%) due 03/03/2023	321,623	321,141

Transport-Truck — 0.1%
Pods LLC FRS 1st Lien 3.75% (1 ML+2.75%) due 12/06/2024	410,609	411,225

Total Loans
(cost $46,062,438)		44,302,744

120

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Shares/ Principal Amount(17)		Value (Note 2)

COMMON STOCKS — 0.0%
Building Products-Air & Heating — 0.0%
API Heat Transfer, Inc.†(5)(6)		407,576	$0
Oil Field Machinery & Equipment — 0.0%
Hi-Crush, Inc.†(5)(6)		37,863	6,437

Total Common Stocks
(cost $184,440)			6,437

PREFERRED SECURITIES — 0.0%
Building Products-Air & Heating — 0.0%
API Heat Transfer, Inc., Class A †(5)(6)(22)		87	0

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%†#		2,592	13,660

Total Preferred Securities
(cost $40,107)			13,660

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.3%
Auto-Cars/Light Trucks — 0.0%
Volkswagen International Finance NV 3.50% due 06/17/2025(8)	EUR	200,000	251,562

Building & Construction-Misc. — 0.1%
China Minmetals Corp. 3.75% due 11/13/2022(8)		$485,000	495,924

Diversified Banking Institutions — 0.2%
BNP Paribas SA 0.34% due 09/30/2021(8)		300,000	254,904
JPMorgan Chase & Co. 6.13% due 04/30/2024(8)		334,000	360,689
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025(8)		245,000	287,875
Societe Generale SA 7.88% due 12/18/2023*#(8)		351,000	387,634

			1,291,102

Electric-Distribution — 0.0%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043		227,000	236,239

Electric-Generation — 0.0%
Electricite de France SA 4.00% due 07/04/2024(8)	EUR	200,000	257,420

Electric-Integrated — 0.0%
CMS Energy Corp. 3.75% due 12/01/2050		112,000	112,314
CMS Energy Corp. 4.75% due 06/01/2050		138,000	151,709
Dominion Resources, Inc. 5.75% due 10/01/2054		89,000	97,331

			361,354

Food-Dairy Products — 0.2%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		1,152,000	1,347,840

Insurance-Life/Health — 0.1%
Aviva PLC 6.13% due 09/29/2022(8)	GBP	260,000	385,144
Prudential Financial, Inc. 5.63% due 06/15/2043		237,000	254,707
Prudential Financial, Inc. 5.70% due 09/15/2048		61,000	69,888
Voya Financial, Inc. 4.70% due 01/23/2048		146,000	150,792

			860,531

Security Description	Principal Amount(17)		Value (Note 2)

Insurance-Multi-line — 0.1%
Aegon NV 4.00% due 04/25/2044	EUR	335,000	$438,221
Allianz SE 3.50% due 11/17/2025*(8)		200,000	203,048
Allianz SE 4.75% due 10/24/2023(8)	EUR	300,000	400,877

			1,042,146

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. 4.30% due 02/01/2061*		654,000	598,267

Medical-Drugs — 0.0%
Bayer AG 3.75% due 07/01/2074	EUR	280,000	356,077

Metal-Aluminum — 0.1%
Chalco Hong Kong Investment Co., Ltd. 4.25% due 11/07/2021(8)		800,000	811,129

Metal-Diversified — 0.1%
Chinalco Capital Holdings, Ltd. 4.10% due 09/11/2024(8)		500,000	519,008

Oil Companies-Integrated — 0.1%
BP Capital Markets PLC 4.88% due 03/22/2030(8)		242,000	259,787
TOTAL SE 1.75% due 04/04/2024(8)	EUR	290,000	356,023

			615,810

Pipelines — 0.0%
EnLink Midstream Partners LP 6.00% due 12/15/2022(8)		100,000	59,625
Enterprise Products Operating LLC 5.25% due 08/16/2077		73,000	72,759

			132,384

Real Estate Investment Trusts — 0.0%
Scentre Group Trust 2 5.13% due 09/24/2080*		206,000	214,382

Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. 4.00% due 03/15/2060		304,000	321,890

Transport-Equipment & Leasing — 0.2%
AerCap Global Aviation Trust 6.50% due 06/15/2045*		1,860,000	1,939,310

Total Preferred Securities/Capital Securities
(cost $10,981,460)			11,652,375

ESCROWS AND LITIGATION TRUSTS — 0.0%
Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015†*(5)(11)(12)		560,000	0
Lehman Brothers Holdings Capital Trust VII Escrow Notes 0.00%†(5)		101,000	10
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†		97,000	990
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(5)		111,000	11

121

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Principal Amount(17)	Value (Note 2)

ESCROWS AND LITIGATION TRUSTS (continued)
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(5)	$143,000	$14
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(5)(11)(12)	25,000	0
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014†*(5)	262,396	1,889

Total Escrows and Litigation Trusts
(cost $844,261)		2,914

Total Long-Term Investment Securities
(cost $823,208,098)		846,356,124

SHORT-TERM INVESTMENT SECURITIES — 10.5%
Registered Investment Companies — 10.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(13)	71,987,507	71,987,507
State Street Navigator Securities Lending Government Money Market Portfolio 0.05%9(13)(20)	21,545,306	21,545,306

Total Short-Term Investment Securities
(cost $93,532,813)		93,532,813

TOTAL INVESTMENTS
(cost $916,740,911)(19)	105.1%	939,888,937
Liabilities in excess of other assets	(5.1)	(45,536,174)

NET ASSETS	100.0%	$894,352,763

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2021, the aggregate value of these securities was $297,333,054 representing 33.2% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Collateralized Mortgage Obligation
(4)	Interest Only
(5)	Securities classified as Level 3 (see Note 2).
(6)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security.

In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2021, the Fund held the following restricted securities:

Name	Acquisition Date	Par Amount/ Shares	Acquisition Cost	Value	Value per Share/ Par Amount	% of Net Assets
U.S. Convertible Bonds & Notes

Hi-Crush, Inc. 8.00% due 04/09/2026	10/8/2020	718,000	$650,268	$718,000	$100.00	0.08%
Loans

API Heat Transfer ThermaSys Corp. 12.25% due 12/29/2023	2/28/2019	378,402	378,402
	3/31/2020	12,382	12,382
	6/30/2020	6,373	6,373
	6/30/2020	5,926	5,926
	9/30/2020	12,361	12,361
	1/4/2021	12,740	12,740

		428,184	428,184	181,978	42.50	0.02%

RentPath LLC 1.61% due 12/17/2022	6/4/2015	802,597	794,469
	7/20/2015	400,000	396,123
	2/14/2017	41,000	39,738
	7/13/2017	935,000	924,174

		2,178,597	2,154,504	326,790	15.00	0.04%

Common Stocks

API Heat Transfer, Inc.	12/31/2018	407,576	134,500	0	0.00	0.00%
Hi-Crush, Inc.	2/28/2021	37,863	49,940	6,437	0.17	0.00%
Preferred Securities

API Heat Transfer, Inc. Class A	12/31/2018	87	87	0	0.00	0.00%

				$1,233,205		0.14%

(7)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(8)	Perpetual maturity — maturity date reflects the next call date.
(9)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at February 28, 2021.
(10)

PIK (“Payment-in-Kind”) security-Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at 0.25%. The security is also currently paying interest in the form of additional loans at 12.00%.

(11)	Company has filed for bankruptcy protection.
(12)	Security in default of interest and principal at maturity.
(13)	The rate shown is the 7-day yield as of February 28, 2021.
(14)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(15)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(16)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(17)	Denominated in United States Dollars unless otherwise indicated.

122

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

(18)	Security in default of interest.
(19)	See Note 5 for cost of investments on a tax basis.
(20)

At February 28, 2021, the Fund had loaned securities with a total value of $22,906,691. This was secured by collateral of $21,545,306, which was received in cash and subsequently invested in short-term investments currently valued at $21,545,306 as reported in the Portfolio of Investments. Additional collateral of $1,959,153 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2021
United States Treasury Bills	0.00%	04/08/2021 to 04/29/2021	$279,021
United States Treasury Notes/Bonds	0.13% to 3.88%	03/31/2021 to 08/15/2048	1,680,132

(21)	All or a portion of this holding is subject to unfunded loan commitments (See Note 12)
(22)	Traded in units. 1 unit equals 1,000 shares.

BTL — Bank Term Loan

DIP — Debtor in Possession

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TBD — Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

ULC — Unlimited Liability Corp.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at February 28, 2021 and unless noted otherwise, the dates are the original maturity dates.

Currency Legend

EUR — Euro Currency

GBP — British Pound

Index Legend

1 ML — 1 Month USD LIBOR

2 ML — 2 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

USFRBPLR — US Federal Reserve Bank Prime Loan Rate

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
JPMorgan Chase Bank N.A	EUR	23,600,000	USD	28,749,013	04/15/2021	$245,393	$–
	EUR	6,810,000	USD	8,268,423	06/10/2021	33,518	–
	GBP	3,515,000	USD	4,927,945	04/15/2021	29,644	–
	USD	947,047	EUR	780,000	04/15/2021	–	(4,978)
	USD	85,869	GBP	61,000	04/15/2021	–	(863)

Unrealized Appreciation (Depreciation)						$308,555	$(5,841)

EUR—Euro Currency

GBP—British Pound

USD—United States Dollar

123

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Asset Backed Securities	$—	$13,050,603	$—	$13,050,603
U.S. Convertible Bonds & Notes	—	—	718,000	718,000
U.S. Corporate Bonds & Notes	—	333,642,132	—	333,642,132
Foreign Corporate Bonds & Notes	—	134,755,994	—	134,755,994
Foreign Government Obligations	—	121,983,444	—	121,983,444
U.S. Government Agencies	—	150,847,444	—	150,847,444
U.S. Government Treasuries	—	35,380,377	—	35,380,377
Loans:
Building Products - Air & Heating	—	—	181,978	181,978
E-Commerce/Services	—	—	326,790	326,790
Other Industries	—	43,793,976	—	43,793,976
Common Stocks :
Building Produsts - Air & Heating	—	—	0	0
Oil Field Machinery & Equipment	—	—	6,437	6,437
Preferred Securities:
Building Products - Air & Heating	—	—	0	0
Sovereign Agency	13,660	—	—	13,660
Preferred Securities/Capital Securities	—	11,652,375	—	11,652,375
Escrows and Litigation Trusts	—	990	1,924	2,914
Short-Term Investment Securities	93,532,813	—	—	93,532,813

Total Investments at Value	$93,546,473	$845,107,335	$1,235,129	$939,888,937

Other Financial Instruments:+

Forward Foreign Currency Contracts	$—	$308,555	$—	$308,555

LIABILITIES:
Other Financial Instruments:+

Forward Foreign Currency Contracts	$—	$5,841	$—	$5,841

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no transfers during the reporting period.

See Notes to Financial Statements

124

VALIC Company II U.S. Socially Responsible Fund

PORTFOLIO PROFILE — February 28, 2021 (unaudited)

Industry Allocation*

Web Portals/ISP	5.4%
Finance — Credit Card	5.0
Electronic Components — Semiconductors	4.9
Commercial Services — Finance	4.0
Medical — Biomedical/Gene	2.6
Telephone — Integrated	2.5
Diagnostic Equipment	2.5
Electronic Forms	2.3
Beverages — Non-alcoholic	2.1
Repurchase Agreements	2.0
Applications Software	2.0
Real Estate Investment Trusts	2.0
Computer Aided Design	2.0
Retail — Building Products	1.9
Multimedia	1.9
Banks — Super Regional	1.7
Diversified Manufacturing Operations	1.7
Computers	1.6
Auto — Cars/Light Trucks	1.6
Electric — Integrated	1.6
Internet Content — Entertainment	1.5
Networking Products	1.5
Entertainment Software	1.4
Enterprise Software/Service	1.4
Data Processing/Management	1.3
Medical Products	1.3
Investment Management/Advisor Services	1.2
Finance — Other Services	1.2
Transport — Rail	1.2
Medical — HMO	1.2
Cosmetics & Toiletries	1.1
Industrial Gases	1.1
Cable/Satellite TV	1.1
Computers — Memory Devices	1.1
Semiconductor Components — Integrated Circuits	1.1
Insurance — Multi-line	1.0
Retail — Restaurants	1.0
Food — Misc./Diversified	1.0
Airlines	1.0
Semiconductor Equipment	1.0
E-Commerce/Services	1.0
Medical — Drugs	0.9
Oil Companies — Exploration & Production	0.8
Banks — Fiduciary	0.8
Banks — Commercial	0.8
Machinery — Construction & Mining	0.8
Retail — Discount	0.8
Machinery — Farming	0.8
Insurance Brokers	0.7
Diversified Banking Institutions	0.7
Transport — Services	0.7
Insurance — Life/Health	0.7
Pipelines	0.7
Finance — Investment Banker/Broker	0.7
Electric Products — Misc.	0.7
Insurance — Property/Casualty	0.6
Auto — Heavy Duty Trucks	0.6
E-Commerce/Products	0.6
Oil — Field Services	0.6
Electric — Distribution	0.5
Electronic Measurement Instruments	0.5
Non-Hazardous Waste Disposal	0.5
Chemicals — Specialty	0.5
Medical — Hospitals	0.5
Retail — Major Department Stores	0.4
Medical Labs & Testing Services	0.4
Water	0.4
Decision Support Software	0.4
Consumer Products — Misc.	0.4

Consulting Services	0.4
U.S. Government Treasuries	0.3
Containers — Paper/Plastic	0.3
Retail — Drug Store	0.3
Computer Data Security	0.3
Oil Refining & Marketing	0.2
Dental Supplies & Equipment	0.2
Food — Retail	0.2
Drug Delivery Systems	0.2
Chemicals — Diversified	0.2
Steel — Producers	0.2
Diagnostic Kits	0.2
Paper & Related Products	0.2
Electronic Connectors	0.2
Medical Instruments	0.2
Containers — Metal/Glass	0.2
Respiratory Products	0.2
Wireless Equipment	0.2
Retail — Apparel/Shoe	0.2
Gold Mining	0.2
Food — Meat Products	0.2
Disposable Medical Products	0.1
Machinery — General Industrial	0.1
Food — Confectionery	0.1
Computer Software	0.1
Distribution/Wholesale	0.1
Web Hosting/Design	0.1
Medical Information Systems	0.1
Instruments — Controls	0.1
Coatings/Paint	0.1
Industrial Automated/Robotic	0.1
Tools — Hand Held	0.1
Retail — Auto Parts	0.1
Broadcast Services/Program	0.1
Registered Investment Companies	0.1
Commercial Services	0.1
Medical — Wholesale Drug Distribution	0.1
Telecom Equipment — Fiber Optics	0.1

100.0%

*	Calculated as a percentage of net assets

125

VALIC Company II U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.6%
Airlines — 1.0%
Delta Air Lines, Inc.	75,802	$3,633,948
Southwest Airlines Co.	66,486	3,864,831

		7,498,779

Applications Software — 2.0%
Intuit, Inc.	19,584	7,640,502
Roper Technologies, Inc.	3,328	1,256,719
ServiceNow, Inc.†	12,586	6,714,128

		15,611,349

Auto - Cars/Light Trucks — 1.6%
Tesla, Inc.†	18,692	12,626,446

Auto - Heavy Duty Trucks — 0.6%
Cummins, Inc.	9,263	2,345,391
PACCAR, Inc.	25,530	2,322,975

		4,668,366

Banks - Commercial — 0.8%
First Republic Bank	4,598	757,520
M&T Bank Corp.	302	45,584
Truist Financial Corp.	101,247	5,767,029

		6,570,133

Banks - Fiduciary — 0.8%
Bank of New York Mellon Corp.	74,641	3,146,864
Northern Trust Corp.	14,624	1,391,181
State Street Corp.	28,527	2,075,910

		6,613,955

Banks - Super Regional — 1.7%
PNC Financial Services Group, Inc.	41,760	7,030,714
US Bancorp	128,981	6,449,050

		13,479,764

Beverages - Non-alcoholic — 2.1%
Monster Beverage Corp.†	27,721	2,432,241
PepsiCo, Inc.	107,933	13,943,864

		16,376,105

Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†#	9,710	514,921

Cable/Satellite TV — 1.1%
Comcast Corp., Class A	164,910	8,694,055
DISH Network Corp., Class A†	5,385	169,682

		8,863,737

Chemicals - Diversified — 0.2%
LyondellBasell Industries NV, Class A	2,411	248,550
PPG Industries, Inc.	10,519	1,418,172

		1,666,722

Chemicals - Specialty — 0.5%
Ecolab, Inc.	15,410	3,226,238
International Flavors & Fragrances, Inc.	3,197	433,225

		3,659,463

Coatings/Paint — 0.1%
Sherwin-Williams Co.	1,310	891,245

Commercial Services — 0.1%
Cintas Corp.	1,245	403,803

Commercial Services - Finance — 4.0%
Automatic Data Processing, Inc.	24,431	4,251,483
IHS Markit, Ltd.	20,187	1,820,060
MarketAxess Holdings, Inc.	1,522	846,141

Security Description	Shares	Value (Note 2)

Commercial Services - Finance (continued)
Moody’s Corp.	16,715	$4,594,786
PayPal Holdings, Inc.†	49,827	12,947,546
S&P Global, Inc.	20,664	6,805,895

		31,265,911

Computer Aided Design — 2.0%
ANSYS, Inc.†	8,015	2,733,035
Autodesk, Inc.†	16,641	4,592,916
Cadence Design Systems, Inc.†	29,019	4,094,291
Synopsys, Inc.†	16,146	3,959,160

		15,379,402

Computer Data Security — 0.3%
Fortinet, Inc.†	11,910	2,011,003

Computer Software — 0.1%
Akamai Technologies, Inc.†	3,973	375,449
Citrix Systems, Inc.	4,116	549,815

		925,264

Computers — 1.6%
Hewlett Packard Enterprise Co.	402,768	5,864,302
HP, Inc.	240,436	6,965,431

		12,829,733

Computers - Memory Devices — 1.1%
NetApp, Inc.	43,129	2,699,875
Seagate Technology PLC	52,141	3,818,285
Western Digital Corp.	33,839	2,318,987

		8,837,147

Consulting Services — 0.4%
Verisk Analytics, Inc.	17,136	2,807,734

Consumer Products - Misc. — 0.4%
Clorox Co.	5,539	1,002,836
Kimberly-Clark Corp.	14,540	1,865,918

		2,868,754

Containers - Metal/Glass — 0.2%
Ball Corp.	16,092	1,374,096

Containers - Paper/Plastic — 0.3%
Amcor PLC	56,705	620,352
Packaging Corp. of America	4,139	546,431
WestRock Co.	25,232	1,099,863

		2,266,646

Cosmetics & Toiletries — 1.1%
Colgate-Palmolive Co.	48,487	3,646,223
Estee Lauder Cos., Inc., Class A	18,555	5,304,132

		8,950,355

Data Processing/Management — 1.3%
Fidelity National Information Services, Inc.	32,015	4,418,070
Fiserv, Inc.†	38,735	4,468,857
Paychex, Inc.	16,552	1,507,391

		10,394,318

Decision Support Software — 0.4%
MSCI, Inc.	7,360	3,050,867

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	1,972	1,118,341
DENTSPLY SIRONA, Inc.	11,597	615,453

		1,733,794

126

VALIC Company II U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diagnostic Equipment — 2.5%
Danaher Corp.	44,510	$9,777,512
Thermo Fisher Scientific, Inc.	22,030	9,915,262

		19,692,774

Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	3,138	1,632,293

Dialysis Centers — 0.0%
DaVita, Inc.†	2,350	240,005

Disposable Medical Products — 0.1%
Teleflex, Inc.	2,804	1,116,328

Distribution/Wholesale — 0.1%
Fastenal Co.	19,922	923,783

Diversified Banking Institutions — 0.7%
Morgan Stanley	72,940	5,606,898

Diversified Manufacturing Operations — 1.7%
Eaton Corp. PLC	36,496	4,751,414
Illinois Tool Works, Inc.	26,504	5,358,579
Parker-Hannifin Corp.	7,474	2,144,739
Trane Technologies PLC	4,905	751,642

		13,006,374

Drug Delivery Systems — 0.2%
DexCom, Inc.†	4,317	1,717,216

E-Commerce/Products — 0.6%
eBay, Inc.	77,410	4,367,472
Etsy, Inc.†	1,126	248,024

		4,615,496

E-Commerce/Services — 1.0%
Booking Holdings, Inc.†	2,648	6,165,894
Expedia Group, Inc.	8,065	1,298,465

		7,464,359

Electric Products - Misc. — 0.7%
AMETEK, Inc.	9,370	1,105,379
Emerson Electric Co.	47,990	4,122,341

		5,227,720

Electric - Distribution — 0.5%
Consolidated Edison, Inc.	63,006	4,136,344

Electric - Integrated — 1.6%
AES Corp.	9,891	262,705
Alliant Energy Corp.	17,853	824,094
CMS Energy Corp.	28,391	1,536,237
Eversource Energy	40,506	3,219,417
FirstEnergy Corp.	34,658	1,148,566
PPL Corp.	48,342	1,266,077
WEC Energy Group, Inc.	52,686	4,248,599

		12,505,695

Electronic Components - Semiconductors — 4.9%
Advanced Micro Devices, Inc.†	39,812	3,364,512
Broadcom, Inc.	15,598	7,329,032
Microchip Technology, Inc.	2,819	430,264
Micron Technology, Inc.†	46,130	4,222,279
NVIDIA Corp.	23,702	13,002,443
Texas Instruments, Inc.	53,901	9,285,525
Xilinx, Inc.	5,672	739,062

		38,373,117

Electronic Connectors — 0.2%
Amphenol Corp., Class A	4,555	572,473

Security Description	Shares	Value (Note 2)

Electronic Connectors (continued)
TE Connectivity, Ltd.	6,511	$846,625

		1,419,098

Electronic Forms — 2.3%
Adobe, Inc.†	39,819	18,303,600

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	20,089	2,452,264
Fortive Corp.	14,304	941,489
Keysight Technologies, Inc.†	4,419	625,377

		4,019,130

Enterprise Software/Service — 1.4%
Paycom Software, Inc.†	2,405	900,047
salesforce.com, Inc.†	45,632	9,879,328
Tyler Technologies, Inc.†	783	362,858

		11,142,233

Entertainment Software — 1.4%
Activision Blizzard, Inc.	70,318	6,723,104
Electronic Arts, Inc.	22,324	2,990,746
Take-Two Interactive Software, Inc.†	8,780	1,619,559

		11,333,409

Finance - Credit Card — 5.0%
American Express Co.	44,035	5,956,174
Mastercard, Inc., Class A	40,663	14,388,603
Visa, Inc., Class A	87,621	18,609,824

		38,954,601

Finance - Investment Banker/Broker — 0.7%
Charles Schwab Corp.	88,575	5,466,849

Finance - Other Services — 1.2%
Cboe Global Markets, Inc.	5,059	500,639
CME Group, Inc.	17,909	3,576,427
Intercontinental Exchange, Inc.	41,034	4,526,460
Nasdaq, Inc.	7,806	1,079,492

		9,683,018

Food - Confectionery — 0.1%
J.M. Smucker Co.	8,311	930,832

Food - Meat Products — 0.2%
Hormel Foods Corp.#	24,929	1,155,958

Food - Misc./Diversified — 1.0%
Campbell Soup Co.	8,974	408,138
General Mills, Inc.	40,330	2,218,553
Kellogg Co.	19,790	1,142,081
Kraft Heinz Co.	77,319	2,812,865
Lamb Weston Holdings, Inc.	274	21,857
McCormick & Co., Inc.	15,256	1,285,776

		7,889,270

Food - Retail — 0.2%
Kroger Co.	53,606	1,726,649

Gas - Distribution — 0.0%
NiSource, Inc.	10,728	231,725

Gold Mining — 0.2%
Newmont Corp.	22,820	1,240,952

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	3,642	886,026

Industrial Gases — 1.1%
Air Products & Chemicals, Inc.	11,874	3,035,232
Linde PLC	24,135	5,895,456

		8,930,688

127

VALIC Company II U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Instruments - Controls — 0.1%
Mettler-Toledo International, Inc.†	802	$895,072

Instruments - Scientific — 0.0%
Waters Corp.†	287	78,604

Insurance Brokers — 0.7%
Aon PLC, Class A	9,116	2,075,805
Marsh & McLennan Cos., Inc.	25,365	2,922,555
Willis Towers Watson PLC	3,797	837,770

		5,836,130

Insurance - Life/Health — 0.7%
Aflac, Inc.	51,882	2,484,629
Prudential Financial, Inc.	34,496	2,991,493

		5,476,122

Insurance - Multi-line — 1.0%
Allstate Corp.	18,664	1,989,583
Chubb, Ltd.	32,403	5,268,080
Hartford Financial Services Group, Inc.	4,628	234,593
Loews Corp.	12,251	585,720

		8,077,976

Insurance - Property/Casualty — 0.6%
Progressive Corp.	24,142	2,075,005
Travelers Cos., Inc.	20,398	2,967,909

		5,042,914

Internet Content - Entertainment — 1.5%
Netflix, Inc.†	19,418	10,463,389
Twitter, Inc.†	20,735	1,597,839

		12,061,228

Internet Security — 0.0%
NortonLifeLock, Inc.	11,033	215,254

Investment Management/Advisor Services — 1.2%
BlackRock, Inc.	9,485	6,587,333
Franklin Resources, Inc.	22,289	583,303
Invesco, Ltd.	16,155	362,195
T. Rowe Price Group, Inc.	13,879	2,250,341

		9,783,172

Machinery - Construction & Mining — 0.8%
Caterpillar, Inc.	29,985	6,473,162

Machinery - Farming — 0.8%
Deere & Co.	18,100	6,319,072

Machinery - General Industrial — 0.1%
Otis Worldwide Corp.	14,953	952,656
Westinghouse Air Brake Technologies Corp.	716	51,860

		1,004,516

Medical Information Systems — 0.1%
Cerner Corp.	13,310	920,253

Medical Instruments — 0.2%
Edwards Lifesciences Corp.†	16,784	1,394,750

Medical Labs & Testing Services — 0.4%
IQVIA Holdings, Inc.†	9,279	1,788,898
Laboratory Corp. of America Holdings†	4,976	1,193,792
Quest Diagnostics, Inc.	4,347	502,470

		3,485,160

Medical Products — 1.3%
ABIOMED, Inc.†	808	262,236
Baxter International, Inc.	36,034	2,799,481
Cooper Cos., Inc.	3,125	1,206,656

Security Description	Shares	Value (Note 2)

Medical Products (continued)
Hologic, Inc.†	12,739	$918,355
STERIS PLC	4,206	735,209
Stryker Corp.	17,478	4,241,736

		10,163,673

Medical - Biomedical/Gene — 2.6%
Alexion Pharmaceuticals, Inc.†	8,720	1,331,980
Amgen, Inc.	26,474	5,954,532
Biogen, Inc.†	7,294	1,990,387
Illumina, Inc.†	6,745	2,963,820
Incyte Corp.†	8,072	634,943
Regeneron Pharmaceuticals, Inc.†	6,394	2,880,945
Vertex Pharmaceuticals, Inc.†	21,411	4,550,908

		20,307,515

Medical - Drugs — 0.9%
Zoetis, Inc.	43,591	6,767,067

Medical - Generic Drugs — 0.0%
Perrigo Co. PLC	310	12,512

Medical - HMO — 1.2%
Anthem, Inc.	9,201	2,789,651
Centene Corp.†	42,257	2,473,725
Humana, Inc.	10,687	4,057,320

		9,320,696

Medical - Hospitals — 0.5%
HCA Healthcare, Inc.	20,754	3,570,311

Medical - Wholesale Drug Distribution — 0.1%
Henry Schein, Inc.†	6,303	389,841

Multimedia — 1.9%
Walt Disney Co.†	77,642	14,677,444

Networking Products — 1.5%
Cisco Systems, Inc.	267,236	11,990,879

Non-Hazardous Waste Disposal — 0.5%
Republic Services, Inc.	10,924	973,219
Waste Management, Inc.	24,233	2,687,198

		3,660,417

Oil Companies - Exploration & Production — 0.8%
Cabot Oil & Gas Corp.	4,780	88,478
EOG Resources, Inc.	35,285	2,277,999
Hess Corp.	20,934	1,371,805
Occidental Petroleum Corp.	51,331	1,365,918
Pioneer Natural Resources Co.	10,389	1,543,494

		6,647,694

Oil Refining & Marketing — 0.2%
Valero Energy Corp.	23,622	1,818,422

Oil - Field Services — 0.6%
Baker Hughes Co.	29,011	710,189
Schlumberger NV	129,954	3,627,016

		4,337,205

Paper & Related Products — 0.2%
International Paper Co.	28,830	1,431,409

Pipelines — 0.7%
Kinder Morgan, Inc.	186,084	2,735,435
ONEOK, Inc.	19,353	857,144
Williams Cos., Inc.	82,311	1,879,983

		5,472,562

128

VALIC Company II U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts — 2.0%
American Tower Corp.	19,192	$4,147,967
Crown Castle International Corp.	20,444	3,184,153
Digital Realty Trust, Inc.	5,613	756,239
Equinix, Inc.	2,565	1,662,992
Equity Residential	7,243	473,765
Prologis, Inc.	36,294	3,595,647
Public Storage	4,868	1,138,820
SBA Communications Corp.	1,677	427,853

		15,387,436

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	639	190,026

Respiratory Products — 0.2%
ResMed, Inc.	6,875	1,325,362

Retail - Apparel/Shoe — 0.2%
Ross Stores, Inc.	11,209	1,307,418

Retail - Auto Parts — 0.1%
Genuine Parts Co.	5,495	578,898

Retail - Building Products — 1.9%
Home Depot, Inc.	39,524	10,210,630
Lowe’s Cos., Inc.	28,772	4,596,327

		14,806,957

Retail - Discount — 0.8%
Dollar General Corp.	13,115	2,478,604
Target Corp.	21,327	3,912,225

		6,390,829

Retail - Drug Store — 0.3%
Walgreens Boots Alliance, Inc.	46,324	2,220,309

Retail - Major Department Stores — 0.4%
TJX Cos., Inc.	53,053	3,500,967

Retail - Restaurants — 1.0%
McDonald’s Corp.	8,810	1,816,093
Starbucks Corp.	57,296	6,189,687

		8,005,780

Semiconductor Components - Integrated Circuits — 1.1%
Analog Devices, Inc.	15,018	2,340,105
QUALCOMM, Inc.	46,720	6,362,797

		8,702,902

Semiconductor Equipment — 1.0%
Applied Materials, Inc.	33,619	3,973,430
KLA Corp.	3,017	938,981
Lam Research Corp.	4,522	2,564,833

		7,477,244

Steel - Producers — 0.2%
Nucor Corp.	27,568	1,649,118

Telecom Equipment - Fiber Optics — 0.1%
Corning, Inc.	9,983	381,750

Telephone - Integrated — 2.5%
AT&T, Inc.	197,486	5,507,885
Verizon Communications, Inc.	256,545	14,186,938

		19,694,823

Theaters — 0.0%
Live Nation Entertainment, Inc.†	1,832	162,792

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc.	3,966	693,415

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Rail — 1.2%
CSX Corp.	34,770	$3,183,194
Norfolk Southern Corp.	11,267	2,839,960
Union Pacific Corp.	16,965	3,494,111

		9,517,265

Transport - Services — 0.7%
United Parcel Service, Inc., Class B	34,748	5,484,277

Water — 0.4%
American Water Works Co., Inc.	23,512	3,335,883

Web Hosting/Design — 0.1%
VeriSign, Inc.†	4,751	921,837

Web Portals/ISP — 5.4%
Alphabet, Inc., Class A†	21,156	42,775,528

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	7,514	1,318,557

Total Long-Term Investment Securities (cost $497,921,205)		767,172,657

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 0.05%(1)(2)	509,775	509,775

U.S. Government Treasuries — 0.3%
United States Treasury Bills 0.12% due 11/04/2021(4)	$1,000,000	999,604
0.13% due 10/07/2021(4)	1,700,000	1,699,480

		2,699,084

Total Short-Term Investment Securities (cost $3,207,660)		3,208,859

REPURCHASE AGREEMENTS — 2.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/26/2021, to be repurchased 03/01/2021 in the amount of $15,909,000 and collateralized by $15,165,100 of United States Treasury Notes, bearing interest at 2.25% due 11/15/2024 and having an approximate value of $16,227,187 (cost $15,909,000)	15,909,000	15,909,000

TOTAL INVESTMENTS
(cost $517,037,865)(3)	100.0%	786,290,516
Other assets less liabilities	0.0	62,388

NET ASSETS	100.0%	$786,352,904

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of February 28, 2021.
(2)

At February 28, 2021, the Fund had loaned securities with a total value of $1,131,874. This was secured by collateral of $509,775, which was received in cash and subsequently invested in short-term investments currently valued at $509,775 as reported in the Portfolio of Investments. Additional collateral of $641,470 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

129

VALIC Company II U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2021 (unaudited) — (continued)

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2021
Federal Home Loan Mtg. Corp.	1.00% to 3.50%	02/01/2036 to 11/01/2050	$161,234
Federal National Mtg. Assoc.	1.24% to 4.50%	07/25/2030 to 09/01/2050	381,547
Government National Mtg. Assoc.	1.00% to 2.70%	09/20/2046 to 05/16/2053	75,555
United States Treasury Bills	0.00%	07/15/2021 to 07/15/2021	4,144
United States Treasury Notes/Bonds	0.13% to 8.13%	04/30/2021 to 05/15/2046	18,990

(3)	See Note 5 for cost of investments on a tax basis.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
96	Long	S&P 500 E-Mini Index	March 2021	$18,256,169	$18,284,160	$27,991

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$767,172,657	$—	$—	$767,172,657
Short Term Investment Securities:
Registered Investment Companies	509,775	—	—	509,775
U.S. Government Treasuries	—	2,699,084	—	2,699,084
Repurchase Agreements	—	15,909,000	—	15,909,000

Total Investments at Value	$767,682,432	$18,608,084	$—	$786,290,516

Other Financial Instruments:+

Futures Contracts	$27,991	$—	$—	$27,991

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

130

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — February 28, 2021 (unaudited)

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	GOVERNMENT MONEY MARKET II FUND	HIGH YIELD BOND FUND	INTERNATIONAL OPPORTUNITIES FUND
ASSETS:
Investment at value (unaffiliated)*+	$–	$129,761,463	$–	$1,709,472,260	$130,700,041	$522,687,480	$709,554,827
Investment at value (affiliated)*+	687,086,785	–	359,574,189	–	–	–	–
Repurchase agreements (cost equals market value)	–	–	–	–	127,000	26,895,000	4,733,000
Cash	1	859,301	2	8,843	2,000,262	1	4,500,990
Foreign cash*	–	–	–	–	–	–	21,045
Cash collateral for futures contracts	–	–	–	–	–	–	–
Due from broker	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	52,538	3,263	16,643	1,516,735	745,030	28,981	70,802
Dividends and interest	–	111,615	–	9,875,269	30,041	6,449,747	1,156,729
Investments sold	–	1,103,758	7,542	2,354,215	–	–	3,994,266
Investments sold on an extended settlement basis	–	–	–	371,628	–	–	–
Securities lending income	–	2	–	3,097	–	2,956	17,125
Prepaid expenses and other assets	21,628	11,365	15,198	47,438	21,575	27,562	43,446
Due from investment adviser for expense reimbursements/fee waivers	29,589	15,973	18,531	40,246	74,387	22,277	27,027
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	102,378	–

TOTAL ASSETS	687,190,541	131,866,740	359,632,105	1,723,689,731	133,698,336	556,216,382	724,119,257

LIABILITIES:
Payable for:
Fund shares reacquired	18,672	139,786	23,803	112,472	6,230	361,246	371,895
Investments purchased	33,146	–	3	8,188,338	–	32,190	1,043,524
Investments purchased on an extended settlement basis	–	–	–	122,346,918	–	510,000	–
Investment advisory and management fees	53,419	57,057	27,939	502,747	26,097	256,537	459,423
Administrative service fees	–	6,919	–	79,356	6,963	28,087	37,666
Shareholder services	–	25,935	–	297,436	26,097	105,275	141,175
Transfer agent fees and expenses	753	1,504	753	1,529	562	1,504	1,317
Trustees’ fees and expenses	21,161	6,597	13,040	47,011	15,330	23,687	39,883
Other accrued expenses	100,817	60,602	72,814	224,714	58,579	135,277	209,417
Accrued foreign tax on capital gains	–	–	–	–	–	–	188,376
Collateral upon return of securities loaned	–	–	–	23,437,686	–	4,379,360	18,495,420
Variation margin on futures contracts	–	–	–	–	–	–	–
Due to broker	–	–	–	–	–	–	–
Commitments (Note 12)	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	227,968	298,400	138,352	155,238,207	139,858	5,833,163	20,988,096

NET ASSETS	$686,962,573	$131,568,340	$359,493,753	$1,568,451,524	$133,558,478	$550,383,219	$703,131,161

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$582,086	$64,760	$269,682	$1,312,657	$1,335,371	$698,197	$303,521
Additional paid in capital	548,415,911	78,449,068	307,290,286	1,396,916,939	132,230,967	508,986,816	474,520,378
Total accumulated earnings(loss)	137,964,576	53,054,512	51,933,785	170,221,928	(7,860)	40,698,206	228,307,262

NET ASSETS	$686,962,573	$131,568,340	$359,493,753	$1,568,451,524	$133,558,478	$550,383,219	$703,131,161

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	58,208,587	6,475,965	26,968,239	131,265,710	133,537,119	69,819,688	30,352,113
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.80	$20.32	$13.33	$11.95	$1.00	$7.88	$23.17

* Cost
Investments (unaffiliated)	$–	$84,057,914	$–	$1,667,002,887	$130,700,041	$493,644,648	$582,061,279

Investments (affiliated)	$579,743,444	$–	$322,189,102	$–	$–	$–	$–

Foreign cash	$–	$–	$–	$–	$–	$–	$21,298

† Including securities on loan	$–	$–	$–	$25,476,605	$–	$11,497,668	$24,563,988

See Notes to Financial Statements

131

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — February 28, 2021 (unaudited) — (continued)

	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	STRATEGIC BOND FUND	U.S. SOCIALLY RESPONSIBLE FUND
ASSETS:
Investment at value (unaffiliated)*+	$317,827,307	$287,494,578	$889,988,026	$–	$299,155,187	447,984,598	939,888,937	$770,381,516
Investment at value (affiliated)*+	–	–	–	1,110,552,103	–	–	–	–
Repurchase agreements (cost equals market value)	–	425,000	570,000	–	–	18,174,000	–	15,909,000
Cash	1,038,539	688	608	2	3,688,211	718	–	818
Foreign cash*	–	158	53	–	–	–	808,931	–
Cash collateral for futures contracts	–	–	–	–	–	1,046,000	–	–
Due from broker	–	–	–	–	–	–	–	268
Receivable for:
Fund shares sold	9,194	45,787	17,566	17,280	84,951	38,145	122,774	421,654
Dividends and interest	534,954	119,148	873,806	–	56,139	356,471	8,952,455	742,762
Investments sold	1,851,101	897,878	2,996,504	171,852	347,133	32,329	4,421,416	–
Investments sold on an extended settlement basis	–	–	–	–	–	–	1,553,352	–
Securities lending income	14	1,820	1,330	–	1,054	1,820	4,771	420
Prepaid expenses and other assets	33,637	16,415	53,197	31,774	12,831	33,697	40,172	48,040
Due from investment adviser for expense reimbursements/fee waivers	–	18,380	21,222	42,789	21,263	16,183	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	308,555	–

TOTAL ASSETS	321,294,746	289,019,852	894,522,312	1,110,815,800	303,366,769	467,683,961	956,101,363	787,504,478

LIABILITIES:
Payable for:
Fund shares reacquired	72,281	147,018	563,146	187,958	19,775	500,611	199,264	33,736
Investments purchased	2,239,463	1,075,406	2,512,597	4	902,483	384,523	4,743,460	–
Investments purchased on an extended settlement basis	–	–	–	–	–	22,500	34,408,339	–
Investment advisory and management fees	121,959	160,762	470,424	86,358	193,771	204,956	345,007	151,584
Administrative service fees	16,269	14,922	45,124	–	15,836	20,638	46,021	40,443
Shareholder services	60,979	55,930	169,131	–	59,355	77,354	172,493	151,584
Transfer agent fees and expenses	1,460	1,279	1,692	753	1,504	1,279	2,060	998
Trustees’ fees and expenses	16,054	12,159	49,523	33,469	8,563	26,058	38,763	44,637
Other accrued expenses	97,691	90,054	125,173	135,942	72,692	179,947	178,522	128,577
Accrued foreign tax on capital gains	–	–	–	–	–	–	–	–
Collateral upon return of securities loaned	70,200	654,738	–	–	3,273,474	1,293,321	21,545,306	509,775
Variation margin on futures contracts	–	–	–	–	–	6,320	–	90,240
Due to broker	–	–	–	–	–	41	–	–
Commitments (Note 12)	–	–	–	–	–	–	63,524	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	5,841	–

TOTAL LIABILITIES	2,696,356	2,212,268	3,936,810	444,484	4,547,453	2,717,548	61,748,600	1,151,574

NET ASSETS	$318,598,390	$286,807,584	$890,585,502	$1,110,371,316	$298,819,316	464,966,413	$894,352,763	$786,352,904

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$137,359	$205,701	$444,894	$699,141	$109,840	$330,633	$760,917	$336,952
Additional paid in capital	253,587,410	172,319,611	667,200,025	905,271,521	156,558,486	350,461,689	836,381,480	407,935,358
Total accumulated earnings(loss)	64,873,621	114,282,272	222,940,583	204,400,654	142,150,990	114,174,091	57,210,366	378,080,594

NET ASSETS	$318,598,390	$286,807,584	$890,585,502	$1,110,371,316	$298,819,316	$464,966,413	$894,352,763	$786,352,904

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	13,735,927	20,570,057	44,489,441	69,914,122	10,983,952	33,063,319	76,091,666	33,695,217
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$23.19	$13.94	$20.02	$15.88	$27.21	$14.06	$11.75	$23.34

* Cost
Investments (unaffiliated)	$264,384,945	$220,360,937	$680,322,700	$–	$204,874,587	$340,519,278	$916,740,911	$501,128,865

Investments (affiliated)	$–	$–	$–	$955,272,905	$–	$–	$–	$–

Foreign cash	$–	$151	$53	$–	$–	$–	$813,213	$–

† Including securities on loan	$67,002	$13,064,882	$7,124,715	$–	$5,711,584	$11,178,613	$22,906,691	$1,131,874

See Notes to Financial Statements

132

VALIC Company II

STATEMENTS OF OPERATIONS — For the Six Months Ended February 28, 2021 (unaudited)

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	GOVERNMENT MONEY MARKET II FUND	HIGH YIELD BOND FUND	INTERNATIONAL OPPORTUNITIES FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$461,331	$–	$7,745	$–	$–	$3,042,874
Dividends (affiliated)	52	–	73	–	–	–	–
Securities lending income	–	14	–	18,746	–	13,490	86,603
Interest (unaffiliated)	–	–	–	20,720,797	48,446	14,041,701	691

Total investment income*	52	461,345	73	20,747,288	48,446	14,055,191	3,130,168

EXPENSES:
Investment advisory and management fees	320,174	340,607	173,262	3,422,966	170,534	1,613,259	2,757,145
Administrative service fee	–	41,300	–	541,708	45,487	176,061	225,707
Shareholder services fee	–	154,821	–	2,030,878	170,533	660,043	846,114
Transfer agent fees and expenses	996	1,990	996	1,985	744	1,990	1,742
Custodian and accounting fees	7,650	12,921	7,650	73,791	23,625	34,776	165,252
Reports to shareholders	33,141	6,115	18,770	91,398	6,606	33,715	38,834
Audit and tax fees	18,241	20,271	18,241	27,730	18,737	24,838	31,840
Legal fees	20,812	10,043	14,871	43,972	10,137	18,547	22,256
Trustees’ fees and expenses	29,261	5,778	15,615	75,899	6,193	23,523	31,506
Interest expense	–	–	–	–	–	–	5
Other expenses	17,915	18,635	14,756	27,208	7,126	18,457	32,367

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	448,190	612,481	264,161	6,337,535	459,722	2,605,209	4,152,768

Fees waived and expenses reimbursed by investment adviser (Note 3)	(128,017)	(86,086)	(90,900)	(82,432)	(418,093)	(149,851)	(87,399)
Fees paid indirectly (Note 7)	–	–	–	–	–	–	(2,070)

Net expenses	320,173	526,395	173,261	6,255,103	41,629	2,455,358	4,063,299

Net investment income (loss)	(320,121)	(65,050)	(173,188)	14,492,185	6,817	11,599,833	(933,131)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	–	7,346,559	–	31,384,016	–	3,220,880	62,915,783
Investments (affiliated)	5,476,407	–	4,909,639	–	–	–	–
Futures contracts	–	–	–	–	–	–	–
Forward contracts	–	–	–	–	–	(324,353)	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–	2,437	(337,017)
Net realized gain on capital gain distributions received from underlying funds (affliliated)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	5,476,407	7,346,559	4,909,639	31,384,016	–	2,898,964	62,578,766

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	–	3,679,262	–	(43,567,695)	–	13,498,819	13,578,830
Investments (affiliated)	87,734,738	–	23,104,314	–	–	–	–
Futures contracts	–	–	–	–	–	–	–
Forward contracts	–	–	–	–	–	204,052	–
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–	(2,280)	(35,118)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	(72,715)

Net unrealized gain (loss) on investments and foreign currencies	87,734,738	3,679,262	23,104,314	(43,567,695)	–	13,700,591	13,470,997

Net realized and unrealized gain (loss) on investments and foreign currencies	93,211,145	11,025,821	28,013,953	(12,183,679)	–	16,599,555	76,049,763

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$92,891,024	$10,960,771	$27,840,765	$2,308,506	$6,817	$28,199,388	$75,116,632

* Net of foreign withholding taxes on interest and dividends of	$–	$–	$–	$1,100	$–	$–	$263,543

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$9,361

See Notes to Financial Statements

133

VALIC Company II

STATEMENTS OF OPERATIONS — For the Six Months Ended February 28, 2021 (unaudited) — (continued)

	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	STRATEGIC BOND FUND	U.S. SOCIALLY RESPONSIBLE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,723,858	$1,092,071	$5,953,439	$–	$280,385	$3,381,337	$2,425	$5,597,209
Dividends (affiliated)	–	–	–	110	–	–	–	–
Securities lending income	269	10,816	5,197	–	115,659	169,134	26,942	6,288
Interest (unaffiliated)	666	–	–	–	–	–	18,833,362	1,513

Total investment income*	2,724,793	1,102,887	5,958,636	110	396,044	3,550,471	18,862,729	5,605,010

EXPENSES:
Investment advisory and management fees	708,060	952,589	2,770,560	525,588	1,052,997	1,149,570	2,253,353	931,481
Administrative service fee	94,439	87,661	264,063	–	85,718	115,404	300,857	248,470
Shareholder services fee	354,030	328,619	989,898	–	321,313	432,606	1,127,890	931,480
Transfer agent fees and expenses	1,946	1,703	2,239	996	1,990	1,703	2,727	1,243
Custodian and accounting fees	27,282	35,571	31,782	7,677	14,953	102,139	98,727	21,725
Reports to shareholders	13,833	12,732	48,591	54,580	11,176	18,318	48,158	40,645
Audit and tax fees	15,716	15,714	20,407	18,241	20,281	21,408	21,353	21,253
Legal fees	14,821	14,264	23,625	29,571	12,330	14,263	27,113	23,270
Trustees’ fees and expenses	12,775	12,108	36,420	47,628	11,458	15,820	41,734	34,236
Interest expense	505	137	34	–	–	191	–	3,356
Other expenses	21,768	17,467	36,056	21,029	20,572	24,214	19,413	26,769

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	1,265,175	1,478,565	4,223,675	705,310	1,552,788	1,895,636	3,941,325	2,283,928

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	(45,784)	(66,103)	(179,722)	(100,452)	(130,413)	–	–
Fees paid indirectly (Note 7)	(8,763)	(674)	(5,399)	–	(2,960)	(17,929)	–	–

Net expenses	1,256,412	1,432,107	4,152,173	525,588	1,449,376	1,747,294	3,941,325	2,283,928

Net investment income (loss)	1,468,381	(329,220)	1,806,463	(525,478)	(1,053,332)	1,803,177	14,921,404	3,321,082

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	13,751,144	20,197,006	20,419,538	–	24,728,073	19,706,304	20,175,659	74,824,070
Investments (affiliated)	–	–	–	9,581,351	–	–	–	–
Futures contracts	–	–	–	–	–	2,270,272	–	2,856,658
Forward contracts	–	–	–	–	–	–	(3,540,649)	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	(683)	–	–	–	(33,636)	–
Net realized gain on capital gain distributions received from underlying funds (affliliated)	–	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	13,751,144	20,197,006	20,418,855	9,581,351	24,728,073	21,976,576	16,601,374	77,680,728

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	50,319,897	43,313,307	189,747,033	–	47,582,157	113,203,872	(8,882,979)	1,984,999
Investments (affiliated)	–	–	–	113,282,020	–	–	–	–
Futures contracts	–	–	–	–	–	(679,956)	–	(676,140)
Forward contracts	–	–	–	–	–	–	2,946,869	–
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	–	(3)	(322)	–	–	–	(15,657)	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	50,319,897	43,313,304	189,746,711	113,282,020	47,582,157	112,523,916	(5,951,767)	1,308,859

Net realized and unrealized gain (loss) on investments and foreign currencies	64,071,041	63,510,310	210,165,566	122,863,371	72,310,230	134,500,492	10,649,607	78,989,587

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$65,539,422	$63,181,090	$211,972,029	$122,337,893	$71,256,898	$136,303,669	$25,571,011	$82,310,669

* Net of foreign withholding taxes on interest and dividends of	$5,213	$353	$15,750	$–	$–	$5,942	$2,170	$–

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

134

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS

	AGGRESSIVE GROWTH LIFESTYLE FUND		CAPITAL APPRECIATION FUND		CONSERVATIVE GROWTH LIFESTYLE FUND		CORE BOND FUND
	For the Six Months Ended February 28, 2021 (Unaudited)	For the Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	For the Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	For the Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	For the Year Ended August 31, 2020
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$(320,121)	$10,809,057	$(65,050)	$129,475	$(173,188)	$8,772,571	$14,492,185	$37,584,465
Net realized gain (loss) on investments and foreign currencies	5,476,407	21,064,111	7,346,559	825,860	4,909,639	5,804,089	31,384,016	50,886,281
Net unrealized gain (loss) on investments and foreign currencies	87,734,738	24,144,105	3,679,262	27,664,564	23,104,314	10,453,344	(43,567,695)	17,926,616

Net increase (decrease) in net assets resulting from operations	92,891,024	56,017,273	10,960,771	28,619,899	27,840,765	25,030,004	2,308,506	106,397,362

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(45,983,658)	–	(3,756,144)	–	(12,913,300)	–	(52,196,618)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(18,540,991)	23,530,314	(1,846,847)	(5,489,650)	(8,217,270)	3,317,197	(218,035,795)	140,760,517

TOTAL INCREASE (DECREASE) IN NET ASSETS	74,350,033	33,563,929	9,113,924	19,374,105	19,623,495	15,433,901	(215,727,289)	194,961,261
NET ASSETS:
Beginning of period	612,612,540	579,048,611	122,454,416	103,080,311	339,870,258	324,436,357	1,784,178,813	1,589,217,552

End of period	$686,962,573	$612,612,540	$131,568,340	$122,454,416	$359,493,753	$339,870,258	$1,568,451,524	$1,784,178,813

See Notes to Financial Statements

135

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	GOVERNMENT MONEY MARKET II FUND		HIGH YIELD BOND FUND		INTERNATIONAL OPPORTUNITIES FUND		LARGE CAP VALUE FUND
	For the Six Months Ended February 28, 2021 (Unaudited)	For the Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	For the Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	For the Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	For the Year Ended August 31, 2020
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$6,817	$752,517	$11,599,833	$26,110,996	$(933,131)	$2,621,153	$1,468,381	$3,983,930
Net realized gain (loss) on investments and foreign currencies	–	(362)	2,898,964	(9,795,262)	62,578,766	44,253,770	13,751,144	821,948
Net unrealized gain (loss) on investments and foreign currencies	–	–	13,700,591	8,797,920	13,470,997	38,489,025	50,319,897	(7,981,145)

Net increase (decrease) in net assets resulting from operations	6,817	752,155	28,199,388	25,113,654	75,116,632	85,363,948	65,539,422	(3,175,267)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(6,820)	(752,517)	–	(35,881,009)	–	(13,556,100)	–	(17,648,656)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(2,386,486)	16,578,907	(16,531,978)	(107,881,248)	17,590,060	(37,580,434)	(8,023,515)	10,419,819

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,386,489)	16,578,545	11,667,410	(118,648,603)	92,706,692	34,227,414	57,515,907	(10,404,104)
NET ASSETS:
Beginning of period	135,944,967	119,366,422	538,715,809	657,364,412	610,424,469	576,197,055	261,082,483	271,486,587

End of period	$133,558,478	$135,944,967	$550,383,219	$538,715,809	$703,131,161	$610,424,469	$318,598,390	$261,082,483

See Notes to Financial Statements

136

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	MID CAP GROWTH FUND		MID CAP VALUE FUND		MODERATE GROWTH LIFESTYLE FUND		SMALL CAP GROWTH FUND
	For the Six Months Ended February 28, 2021 (Unaudited)	For the Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	For the Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	For the Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	For the Year Ended August 31, 2020
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$(329,220)	$(313,777)	$1,806,463	$5,922,314	$(525,478)	$21,580,823	$(1,053,332)	$(1,121,524)
Net realized gain (loss) on investments and foreign currencies	20,197,006	29,497,943	20,418,855	(953,657)	9,581,351	30,367,188	24,728,073	27,635,795
Net unrealized gain (loss) on investments and foreign currencies	43,313,304	(8,130,588)	189,746,711	(27,616,644)	113,282,020	32,611,982	47,582,157	34,691,004

Net increase (decrease) in net assets resulting from operations	63,181,090	21,053,578	211,972,029	(22,647,987)	122,337,893	84,559,993	71,256,898	61,205,275

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(9,576,138)	–	(49,023,543)	–	(64,466,953)	–	(23,166,804)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(17,637,154)	(12,725,938)	(45,486,111)	52,310,920	(26,317,749)	50,946,826	17,065,733	(19,883,009)

TOTAL INCREASE (DECREASE) IN NET ASSETS	45,543,936	(1,248,498)	166,485,918	(19,360,610)	96,020,144	71,039,866	88,322,631	18,155,462
NET ASSETS:
Beginning of period	241,263,648	242,512,146	724,099,584	743,460,194	1,014,351,172	943,311,306	210,496,685	192,341,223

End of period	$286,807,584	$241,263,648	$890,585,502	$724,099,584	$1,110,371,316	$1,014,351,172	$298,819,316	$210,496,685

See Notes to Financial Statements

137

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP VALUE FUND		STRATEGIC BOND FUND		U.S. SOCIALLY RESPONSIBLE FUND
	For the Six Months Ended February 28, 2021 (Unaudited)	For the Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	For the Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	For the Year Ended August 31, 2020
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$1,803,177	$2,942,834	$14,921,404	$27,739,668	$3,321,082	$8,521,501
Net realized gain (loss) on investments and foreign currencies	21,976,576	(13,937,045)	16,601,374	8,807,699	77,680,728	20,690,964
Net unrealized gain (loss) on investments and foreign currencies	112,523,916	(7,396,404)	(5,951,767)	12,323,640	1,308,859	82,594,880

Net increase (decrease) in net assets resulting from operations	136,303,669	(18,390,615)	25,571,011	48,871,007	82,310,669	111,807,345

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(13,323,759)	–	(39,987,192)	–	(134,438,913)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	26,542,732	17,792,516	(58,623,757)	79,962,869	(41,397,467)	48,286,997

TOTAL INCREASE (DECREASE) IN NET ASSETS	162,846,401	(13,921,858)	(33,052,746)	88,846,684	40,913,202	25,655,429
NET ASSETS:
Beginning of period	302,120,012	316,041,870	927,405,509	838,558,825	745,439,702	719,784,273

End of period	$464,966,413	$302,120,012	$894,352,763	$927,405,509	$786,352,904	$745,439,702

See Notes to Financial Statements

138

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1 — Organization

VALIC Company II (the “Series” or “VC II”) was organized as a Delaware statutory trust on May 6, 1998, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to VC II, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). VC II is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 15 separate mutual funds (collectively, the “Funds,” or each, a “Fund”), each of which issues its own class of shares of beneficial interest:

Aggressive Growth Lifestyle Fund*	Mid Cap Growth Fund
Capital Appreciation Fund	Mid Cap Value Fund
Conservative Growth Lifestyle Fund*	Moderate Growth Lifestyle Fund*
Core Bond Fund	Small Cap Growth Fund
Government Money Market II Fund	Small Cap Value Fund
High Yield Bond Fund	Strategic Bond Fund
International Opportunities Fund	U.S. Socially Responsible Fund
Large Cap Value Fund

*	The Lifestyle Funds represent “Fund of Funds” which invest in either VALIC Company I (“VC I”) or VC II mutual funds.

Each Fund is diversified as defined by the 1940 Act.

Indemnifications. Under VC II’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, VC II enters into contracts that contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, VC II expects the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements:

A. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of February 28, 2021, is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the

139

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

For the Government Money Market II Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Government Money Market II Fund market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

B. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the High Yield Bond Fund and Strategic Bond Fund used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual

140

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Futures: During the period, the Small Cap Value Fund and U.S. Socially Responsible Fund used equity futures contracts to equitize cash, providing exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to Financial Statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

141

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

The following tables represent the value of derivatives held as of February 28, 2021, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended February 28, 2021. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of February 28, 2021, please refer to the schedule at the end of each Fund’s Portfolio of Investments.

	Asset Derivatives		Liability Derivatives
Fund	Futures Contracts(1)(4)	Foreign Forward Exchange Contracts(2)	Futures Contracts(1)(4)	Foreign Forward Exchange Contracts(3)
	Equity Contracts		Equity Contracts
Small Cap Value	$—	$—	$6,320	$—
U.S. Socially Responsible	—	—	90,240	—

	Foreign Exchange Contracts		Foreign Exchange Contracts
High Yield Bond	—	102,378	—	—
Strategic Bond	—	308,555	—	5,841

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on forward foreign currency contracts
(3)	Unrealized depreciation on forward foreign currency contracts
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation (Depreciation)
Small Cap Value	$(633,031)
U.S. Socially Responsible	27,991

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Fund	Futures Contracts(1)	Foreign Forward Exchange Contracts(2)
	Equity Contracts
Small Cap Value	$2,270,272	$—
U.S. Socially Responsible	2,856,658	—

	Foreign Exchange Contracts
High Yield Bond	—	(324,353)
Strategic Bond	—	(3,540,649)

142

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Fund	Futures Contracts(3)	Foreign Forward Exchange Contracts(4)
	Equity Contracts
Small Cap Value	$(679,956)	$—
U.S. Socially Responsible	(676,140)	—

	Foreign Exchange Contracts
High Yield Bond	—	204,052
Strategic Bond	—	2,946,869

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on forward contracts
(3)	Change in unrealized appreciation (depreciation) on futures contracts
(4)	Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the six months ended February 28, 2021.

	Average Amount Outstanding During the Period
Fund	Futures Contracts(1)	Foreign Exchange Contracts(1)
High Yield Bond	$—	$12,822,158
Small Cap Value	8,102,299	—
Strategic Bond	—	60,879,633
U.S. Socially Responsible	15,068,209	—

(1)	Amounts represent notional amounts in U.S. dollars.

The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of February 28, 2021. The repurchase agreements held by the Funds and securities on loan as of February 28, 2021, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments of each Fund and the Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements and securities on loan.

	High Yield Bond Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
UBS AG	$102,378	$—	$—	$102,378	$—	$—	$—	$—	$102,378	$—	$102,378

	Strategic Bond Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
JPMorgan Chase Bank N.A.	$308,555	$—	$—	$308,555	$5,841	$—	$—	$5,841	$302,714	$—	$302,714

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

143

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

C. Stripped Mortgage-Backed Securities

Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.

D. Mortgage-Backed Dollar Rolls

Certain Funds may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund‘s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund‘s obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

E. When-Issued Securities and Forward Commitments

Certain Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

F. Loans

Certain Funds invests in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

G. Inflation-Indexed Bonds

Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statements of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statements of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

H. Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Series’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

I. Investment Securities Loaned

To realize additional income, the Funds, except for Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, Moderate Growth Lifestyle Fund, and the Government Money Market II Fund, may lend portfolio securities with a value of up to 30% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the securities lending agent with the right to make loans of a Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. A Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the

144

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

securities lending agent to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the securities lending agent will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The securities lending agent is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statements of Operations as securities lending income. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

J. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For the Lifestyle Funds, distributions from income from the Underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the Underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Fund.

Distributions received from Real Estate Investment Trusts (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Lifestyle Funds, the expenses included in the accompanying financial statements reflect the expenses of the Lifestyle Funds and do not include any expenses associated with the Underlying Funds.

Dividends from net investment income, if any, are normally paid annually, except for the Government Money Market II Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. The Funds federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

K. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

L. LIBOR Risk

A fund’s investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on a fund or its investments.

145

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

In advance of 2021, regulators and market participants will work together to identify or develop successor Reference Rates. Additionally, prior to 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a fund’s performance and/or NAV.

M. Recent Accounting and Regulatory Developments

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13 “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”. The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Adoption of the ASU had no material impact on the Funds.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule will become effective 60 days after publication in the Federal Register, and will have a compliance date 18 months following the effective date. Management is currently evaluating the Rule and its impact to the Funds.

In March 2020, FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides, optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is evaluating the potential impact of ASU 2020-04 to the financial statements.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC serves as investment adviser to VC II. Certain officers and trustees of VC II are officers and directors of VALIC or affiliates of VALIC. VALIC receives from VC II a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

Aggressive Growth Lifestyle Fund	0.10%
Capital Appreciation Fund	0.55% on first $1 billion
0.525% on assets over $1 billion
Conservative Growth Lifestyle Fund	0.10%
Core Bond Fund	0.50% on the first $200 million
0.45% on the next $300 million
0.40% on assets over $500 million
Government Money Market II Fund	0.25%
High Yield Bond Fund	0.65% on the first $150 million
0.60% on the next $350 million
0.55% on assets over $500 million
International Opportunities Fund	0.90% on the first $100 million
0.80% on the next $650 million
0.75% on assets over $750 million
Large Cap Value Fund	0.50% on the first $500 million
0.475% on assets over $500 million
Mid Cap Growth Fund	0.80% on the first $50 million
0.75% on the next $50 million
0.70% on the next $150 million
0.65% on the next $250 million
0.60% on assets over $500 million
Mid Cap Value Fund	0.75% on the first $100 million
0.725% on the next $150 million
0.70% on the next $250 million
0.675% on the next $250 million
0.65% on assets over $750 million
Moderate Growth Lifestyle Fund	0.10%
Small Cap Growth Fund(1)	0.85% on the first $100 million
0.80% on assets over $100 million
Small Cap Value Fund	0.75% on the first $50 million
0.65% on assets over $50 million
Strategic Bond Fund	0.60% on the first $200 million
0.50% on the next $300 million
0.45% on assets over $500 million
U.S. Socially Responsible Fund	0.25% on the first $1 billion
0.24% on assets over $1 billion

(1)

Pursuant to an Advisory Fee Waiver Agreement, VALIC agreed to waive the Small Cap Growth Fund’s advisory fees in order that such fees equal: 0.82% of the Fund’s average daily net assets on Fund’s first $100 million and 0.77% of the Fund’s net average daily net assets when the Fund’s assets exceed $100 million.

146

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

For the six months ended February 28, 2021, the amount of investment advisory fees waived was $38,558 for the Small Cap Growth Fund.

VALIC has entered into subadvisory agreements with the following:

BMO Asset Management Corp. (“BMO AM”)—subadviser for the Capital Appreciation Fund.

Boston Partners Global Investors, Inc. d/b/a Boston Partners (“Boston Partners”)—subadviser for a portion of the Mid Cap Value Fund.

Delaware Investments Fund Advisers (“DIFA”)—subadviser for a portion of the International Opportunities Fund.

J.P. Morgan Investment Management Inc. (“JPMIM”)—subadviser for the Small Cap Growth Fund and the Small Cap Value Fund.

Janus Capital Management LLC (“Janus”)—subadviser for a portion of the Large Cap Value Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for a portion of the International Opportunities Fund.

Mellon Investments Corporation (“Mellon”)—subadviser for a portion of the Large Cap Value Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Strategic Bond Fund, Core Bond Fund, Aggressive, Moderate and Conservative Growth Lifestyle Funds.

SunAmerica Asset Management, LLC (“SunAmerica”)—subadviser for the Government Money Market II Fund and the U.S. Socially Responsible Fund.

Wellington Management Company LLP (“Wellington Management”)—subadviser for the High Yield Bond Fund, Mid Cap Growth Fund and a portion of the Mid Cap Value Fund.

The subadvisers are compensated for their services by VALIC.

VALIC has contractually agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each Fund’s average daily net assets through December 31, 2021. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. The contractual expense waivers and fee reimbursements will continue until December 31, 2021, subject to termination by the Board, including a majority of the Trustees who are not interested persons of the Fund or VALIC as defined by Section 2(a)(19) of the 1940 Act (the “Disinterested Trustees”).

Fund	Expense Limitation
Aggressive Growth Lifestyle	0.10%
Capital Appreciation	0.85%
Conservative Growth Lifestyle	0.10%
Core Bond	0.77%
Government Money Market II	0.55%
High Yield Bond	0.93%
International Opportunities	1.20%
Mid Cap Growth	1.09%
Mid Cap Value	1.05%
Moderate Growth Lifestyle	0.10%
Small Cap Growth	1.13%
Small Cap Value	1.02%
Strategic Bond	0.89%

147

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

For the six months ended February 28, 2021, pursuant to the contractual expense limitations in the above table, VALIC waived fees and/or reimbursed expenses as follows:

Fund	Amount
Aggressive Growth Lifestyle	$128,017
Capital Appreciation	86,086
Conservative Growth Lifestyle	90,900
Core Bond	82,432
Government Money Market II	84,550
High Yield Bond	149,851
International Opportunities	87,399
Mid Cap Growth	45,784
Mid Cap Value	66,103
Moderate Growth Lifestyle	179,722
Small Cap Growth	61,894
Small Cap Value	130,413

VALIC may also voluntarily waive fees and/or reimburse expenses to avoid a negative yield on the Government Money Market II Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Government Money Market II Fund will be able to avoid a negative yield. For the six months ended February 28, 2021, VALIC voluntarily waived $333,543 of expenses for the Government Money Market II Fund.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into an Administrative Services Agreement with SunAmerica (“Administrator”), an affiliate of VALIC. SunAmerica receives from each Fund in the Series, other than the Lifestyle Funds, an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee†: 0.0061% on the first $25 billion; 0.0070% on the next $75 billion; and 0.0050% in excess of $100 billion. Pursuant to the Administrative Services Agreement, SunAmerica provides administrative services to the Funds, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. For the six months ended February 28, 2021, the Administrator earned fees as reflected in the Statements of Operations based upon the aforementioned rate.

VC II, on behalf of each Fund, entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC. VRSCO receives from the Series and VC I an annual fee of $132,510, which is allocated to each Fund in the Series and VC I based on shareholder accounts. Under this agreement, VRSCO provides services which include the issuance and redemption of shares, acting as dividend disbursing agent, and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. In addition to the above, VRSCO provides “Blue Sky” registration and reporting in applicable states for each Fund that is sold outside of a variable annuity or variable life contract in order to effect and maintain, as the case may be, including but not limited to, the qualification of shares for sale under the applicable securities laws of such jurisdictions to qualified plans. For the six months ended February 28, 2021, VRSCO earned fees as reflected in the Statement of Operations based upon the aforementioned rate.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into a Shareholder Services Agreement with VALIC. Under the agreement, VALIC provides record keeping, account maintenance, and other administrative and shareholder services for contract owners and participants. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net assets of the Fund. For the six months ended February 28, 2021, VALIC earned fees as reflected in the Statements of Operations based upon the aforementioned rate.

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent trustees who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferred payment was made in March of 2001. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred may be invested in affiliated mutual funds that are specified in the plan as selected by the trustees. Obligations under the deferred compensation plan represents unsecured claims against the general assets of the Funds. For the six months ended February 28, 2021, VC II has deferred $10,710 of trustee compensation.

During the six months ended February 28, 2021, the following Fund incurred brokerage commissions with brokers which are affiliates of a sub-advisor:

Affiliated Broker	Large Cap Value
Pershing LLC	$65

†

Accounting Basis Point Fee is calculated based upon all assets in all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “Funds-of-Funds” and “Feeder Funds.”

148

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

At February 28, 2021, the following affiliates owned outstanding shares of the following Funds:

	Holder
Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VALIC Co. I Dynamic Allocation Fund	VCII Aggressive Growth Lifestyle	VCII Conservative Growth Lifestyle	VCII Moderate Growth Lifestyle
Aggressive Growth Lifestyle . . . . . . . . . . . . .	—%	—%	100.00%	—%	—%	—%	—%
Capital Appreciation . . . . . . . . . . . .	—	—	39.06	5.16	5.78	28.48	21.52
Conservative Growth Lifestyle . . . . . . .	—	—	100.00	—	—	—	—
Core Bond . . . . . . . . . .	—	—	88.73	0.62	4.01	6.41	0.23
Government Money Market II. . . . . . . . . . . . . . . .	—	—	100.00	—	—	—	—
High Yield Bond . . . . . . . . . . . . . . . . .	0.01	—	86.62	0.28	4.59	5.81	2.69
International Opportunities . . . . . . . . . . . . . .	—	—	87.41	0.02	1.85	5.35	5.37
Large Cap Value . . . . . . . . . . . . . . .	—	—	61.07	1.34	3.54	20.48	13.57
Mid Cap Growth . . . . . . . . . . . . . . . .	—	—	88.56	0.89	1.28	5.30	3.97
Mid Cap Value . . . . . . . . . . . . . . .	0.26	—	86.48	0.28	1.45	6.99	4.54
Moderate Growth Lifestyle . . . . . . . . . . . .	—	—	100.00	—	—	—	—
Small Cap Growth. . . . . . . . . . . . . .	—	—	91.94	0.23	0.81	3.90	3.12
Small Cap Value . . . . . . . . .	—	—	92.13	0.10	0.67	3.63	3.47
Strategic Bond . . . . . . . . . . . . . . . . .	0.07	0.01	81.03	0.29	5.38	9.59	3.63
U.S. Socially Responsible . . . . . . . . . . . . . . . . . . . .	0.02	—	99.77	0.21	—	—	—

The VC I Dynamic Allocation Fund and the VC II Lifestyle Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the VC I Dynamic Allocation Fund and the VC II Lifestyle Funds within the set limits across their asset allocations may represent a significant portion of net assets of the underlying funds.

As disclosed in the Portfolio of Investments, certain Funds own shares of various VC I or VC II Funds and securities issued by AIG or an affiliate thereof. During the six months ended February 28, 2021, transactions in these securities were as follows:

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2020	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 02/28/2021
VALIC Co. I Blue Chip Growth Fund	$—	$—	$12,299	$—	$—	$—	$411	$12,710
VALIC Co. I Capital Conservation Fund	—	—	5,000,770	1,926,221	2,260,779	206,629	(255,097)	4,617,744
VALIC Co. I Dividend Value Fund	—	—	39,574,288	4,848,905	—	—	7,053,601	51,476,794
VALIC Co. I Emerging Economies Fund	—	—	21,713,054	14,443,294	—	—	7,502,738	43,659,086
VALIC Co. I Global Real Estate Fund	—	—	19,468,392	—	—	—	1,282,193	20,750,585
VALIC Co. I Government Money Market I Fund	52	—	253,686	2,632,554	1,421,061	—	—	1,465,179
VALIC Co. I Government Securities Fund	—	—	2,736,338	898,903	1,485,655	150,413	(202,691)	2,097,308
VALIC Co. I Inflation Protected Fund	—	—	34,132,728	—	—	—	(424,185)	33,708,543
VALIC Co. I International Equities Index Fund	—	—	37,898,432	15,559,493	4,982,051	2,419	5,240,554	53,718,847
VALIC Co. I International Government Bond Fund	—	—	16,491,391	—	1,937,811	224,716	(240,016)	14,538,280
VALIC Co. I International Growth Fund	—	—	11,589,734	—	—	—	2,042,074	13,631,808
VALIC Co. I International Value Fund	—	—	22,626,059	—	—	—	3,575,167	26,201,226
VALIC Co. I Large Cap Core Fund	—	—	11,678,348	—	—	—	1,457,611	13,135,959
VALIC Co. I Large Capital Growth Fund	—	—	12,266,661	—	—	—	1,198,139	13,464,800
VALIC Co. I Mid Cap Index Fund	—	—	24,989,678	673,547	9,303,563	(731,191)	6,966,722	22,595,193
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	10,572,500	—	—	—	2,659,960	13,232,460
VALIC Co. I Nasdaq-100® Index Fund	—	—	8,554,193	—	6,046,114	1,686,313	(1,529,820)	2,664,572
VALIC Co. I Science & Technology Fund	—	—	23,610,360	—	6,046,114	932,941	2,664,788	21,161,975
VALIC Co. I Small Cap Index Fund	—	—	16,145,359	339,687	7,167,078	372,557	4,304,599	13,995,124
VALIC Co. I Small Cap Special Values Fund	—	—	6,996,429	950,321	—	—	3,152,929	11,099,679
VALIC Co. I Stock Index Fund	—	—	65,528,961	6,449,047	21,209,829	1,693,913	3,547,308	56,009,400
VALIC Co. I Value Fund	—	—	14,127,519	—	—	—	2,443,493	16,571,012
VALIC Co. II Capital Appreciation Fund	—	—	25,948,620	—	—	—	2,369,101	28,317,721
VALIC Co. II Core Bond Fund	—	—	13,086,407	5,778,663	15,358,885	489,319	(471,058)	3,524,446
VALIC Co. II High Yield Bond Fund	—	—	17,153,504	—	3,229,685	116,162	755,415	14,795,396
VALIC Co. II International Opportunities Fund	—	—	27,751,474	6,086,159	—	—	3,914,598	37,752,231
VALIC Co. II Large Cap Value Fund	—	—	34,424,450	—	—	—	8,815,791	43,240,241
VALIC Co. II Mid Cap Growth Fund	—	—	8,985,023	—	—	—	2,391,109	11,376,132

149

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Aggressive Growth Lifestyle Fund (continued)

Security	Income	Capital Gain Distribution Received	Value at 08/31/2020	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 02/28/2021
VALIC Co. II Mid Cap Value Fund	$—	$—	$31,056,403	$—	$—	$—	$9,369,422	$40,425,825
VALIC Co. II Small Cap Growth Fund	—	—	7,017,945	—	—	—	2,293,670	9,311,615
VALIC Co. II Small Cap Value Fund	—	—	9,411,936	1,484,142	—	—	5,220,104	16,116,182
VALIC Co. II Strategic Bond Fund	—	—	31,743,048	8,779,861	9,072,521	332,216	636,108	32,418,712

	$52	$—	$612,545,989	$70,850,797	$89,521,146	$5,476,407	$87,734,738	$687,086,785

†	Includes reinvestment of distributions paid.

Conservative Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2020	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 02/28/2021
VALIC Co. I Capital Conservation Fund	$—	$—	$16,175,501	$1,046,131	$—	$—	$(199,094)	$17,022,538
VALIC Co. I Dividend Value Fund	—	—	12,988,253	2,026,535	—	—	2,386,942	17,401,730
VALIC Co. I Emerging Economies Fund	—	—	6,149,394	2,556,157	—	—	1,981,675	10,687,226
VALIC Co. I Global Real Estate Fund	—	—	8,161,824	—	—	—	537,539	8,699,363
VALIC Co. I Government Money Market I Fund	73	—	702,202	1,429,787	—	—	—	2,131,989
VALIC Co. I Government Securities	—	—	7,702,750	488,195	—	—	(187,194)	8,003,751
VALIC Co. I Inflation Protected Fund	—	—	23,467,073	—	—	—	(291,637)	23,175,436
VALIC Co. I International Equities Index Fund	—	—	12,841,805	1,179,876	794,548	(55,998)	1,810,002	14,981,137
VALIC Co. I International Government Bond Fund	—	—	16,636,537	—	—	—	(77,260)	16,559,277
VALIC Co. I International Growth Fund	—	—	1,847,300	—	—	—	325,488	2,172,788
VALIC Co. I International Value Fund	—	—	5,150,182	—	—	—	813,786	5,963,968
VALIC Co. I Large Cap Core Fund	—	—	3,158,338	—	—	—	394,201	3,552,539
VALIC Co. I Large Capital Growth Fund	—	—	2,025,563	—	—	—	197,845	2,223,408
VALIC Co. I Mid Cap Index Fund	—	—	7,066,354	192,978	3,119,841	(137,794)	1,803,859	5,805,556
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	2,303,439	—	—	—	579,528	2,882,967
VALIC Co. I Nasdaq-100® Index Fund	—	—	6,291,109	—	4,264,885	1,152,545	(1,053,577)	2,125,192
VALIC Co. I Science & Technology Fund	—	—	7,577,936	—	2,521,332	484,156	581,354	6,122,114
VALIC Co. I Small Cap Index Fund	—	—	4,714,759	91,996	3,331,421	512,834	439,849	2,428,017
VALIC Co. I Small Cap Special Values Fund	—	—	2,484,245	529,852	—	—	1,199,900	4,213,997
VALIC Co. I Stock Index Fund	—	—	20,980,178	3,245,743	16,847,097	2,766,540	(1,021,582)	9,123,782
VALIC Co. I Value Fund	—	—	3,321,880	—	—	—	574,552	3,896,432
VALIC Co. II Capital Appreciation Fund	—	—	6,973,066	—	—	—	636,639	7,609,705
VALIC Co. II Core Bond Fund	—	—	54,300,125	10,807,539	2,208,728	240,637	(278,521)	62,861,052
VALIC Co. II High Yield Bond Fund	—	—	25,671,217	—	1,750,538	(21,565)	1,369,575	25,268,689
VALIC Co. II International Opportunities Fund	—	—	11,674,963	—	—	—	1,374,188	13,049,151
VALIC Co. II Large Cap Value Fund	—	—	8,987,126	—	—	—	2,301,522	11,288,648
VALIC Co. II Mid Cap Growth Fund	—	—	2,906,031	—	—	—	773,358	3,679,389
VALIC Co. II Mid Cap Value Fund	—	—	10,793,002	—	1,075,758	(140,343)	3,359,816	12,936,717
VALIC Co. II Small Cap Growth Fund	—	—	1,836,633	—	—	—	600,265	2,436,898
VALIC Co. II Small Cap Value Fund	—	—	1,287,013	827,484	—	—	1,015,540	3,130,037
VALIC Co. II Strategic Bond Fund	—	—	43,713,449	6,444,383	3,281,519	108,627	1,155,756	48,140,696

	$73	$—	$339,889,247	$30,866,656	$39,195,667	$4,909,639	$23,104,314	$359,574,189

†	Includes reinvestment of distributions paid.

150

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Moderate Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2020	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 02/28/2021
VALIC Co. I Blue Chip Growth Fund	$—	$—	$43,393	$—	$—	$—	$1,447	$44,840
VALIC Co. I Capital Conservation Fund	—	—	25,918,890	3,177,060	3,721,905	295,734	(574,161)	25,095,618
VALIC Co. I Dividend Value Fund	—	—	60,565,105	10,073,823	—	—	11,227,259	81,866,187
VALIC Co. I Emerging Economies Fund	—	—	19,068,908	20,289,150	—	—	7,513,481	46,871,539
VALIC Co. I Global Real Estate Fund	—	—	21,900,375	—	—	—	1,442,364	23,342,739
VALIC Co. I Government Money Market I Fund	110	—	915,885	4,342,093	2,339,483	—	—	2,918,495
VALIC Co. I Government Securities Fund	—	—	9,441,911	1,482,628	1,488,762	150,727	(369,145)	9,217,359
VALIC Co. I Inflation Protected Fund	—	—	62,760,235	—	—	—	(779,953)	61,980,282
VALIC Co. I International Equities Index Fund	—	—	41,949,073	16,241,679	4,450,933	76,133	5,995,359	59,811,311
VALIC Co. I International Government Bond Fund	—	—	34,693,474	—	2,020,462	211,548	(308,763)	32,575,797
VALIC Co. I International Growth Fund	—	—	7,278,145	—	—	—	1,282,386	8,560,531
VALIC Co. I International Value Fund	—	—	20,587,514	—	—	—	3,253,054	23,840,568
VALIC Co. I Large Cap Core Fund	—	—	12,262,538	—	—	—	1,530,527	13,793,065
VALIC Co. I Large Capital Growth Fund	—	—	19,244,090	6,583,579	—	—	1,858,029	27,685,698
VALIC Co. I Mid Cap Index Fund	—	—	31,479,683	1,107,122	11,677,305	(464,093)	8,491,497	28,936,904
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	14,151,149	—	—	—	3,560,320	17,711,469
VALIC Co. I Nasdaq-100® Index Fund	—	—	27,384,305	—	12,823,434	3,112,537	(2,249,806)	15,423,602
VALIC Co. I Science & Technology Fund	—	—	19,657,005	—	7,528,335	2,139,239	472,903	14,740,812
VALIC Co. I Small Cap Index Fund	—	—	22,229,486	569,584	10,240,301	382,363	6,173,447	19,114,579
VALIC Co. I Small Cap Special Values Fund	—	—	9,451,322	1,578,602	1,097,263	(77,628)	4,399,829	14,254,862
VALIC Co. I Stock Index Fund	—	—	109,295,461	4,214,919	27,579,549	2,426,400	7,018,492	95,375,723
VALIC Co. I Value Fund	—	—	19,392,535	—	—	—	3,354,129	22,746,664
VALIC Co. II Capital Appreciation Fund	—	—	34,333,662	—	—	—	3,134,652	37,468,314
VALIC Co. II Core Bond Fund	—	—	105,733,986	10,455,046	15,650,220	1,036,822	(970,661)	100,604,973
VALIC Co. II High Yield Bond Fund	—	—	35,447,217	—	5,317,008	11,810	1,808,491	31,950,510
VALIC Co. II International Opportunities Fund	—	—	33,650,046	—	—	—	3,960,739	37,610,785
VALIC Co. II Large Cap Value Fund	—	—	51,949,412	—	—	—	13,303,774	65,253,186
VALIC Co. II Mid Cap Growth Fund	—	—	12,012,967	—	—	—	3,196,912	15,209,879
VALIC Co. II Mid Cap Value Fund	—	—	46,705,472	2,021,973	1,097,263	(91,816)	14,741,398	62,279,764
VALIC Co. II Small Cap Growth Fund	—	—	8,787,552	—	—	—	2,872,029	11,659,581
VALIC Co. II Small Cap Value Fund	—	—	9,714,207	2,465,345	1,097,263	(183,701)	5,961,507	16,860,095
VALIC Co. II Strategic Bond Fund	—	—	86,536,769	12,946,516	16,272,673	555,276	1,980,484	85,746,372

	$110	$—	$1,014,541,772	$97,549,119	$124,402,159	$9,581,351	$113,282,020	$1,110,552,103

†	Includes reinvestment of distributions paid.

Note 4 — Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended February 28, 2021 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Aggressive Growth Lifestyle	$70,850,745	$89,521,146	$—	$—
Capital Appreciation	27,978,132	30,733,742	—	—
Conservative Growth Lifestyle	30,866,583	39,195,667	—	—
Core Bond	288,458,063	422,104,370	96,977,517	196,610,271
Government Money Market II	—	—	—	—
High Yield Bond	108,306,273	112,801,149	—	—
International Opportunities	247,184,328	230,536,571	—	—
Large Cap Value	113,971,827	120,467,293	—	—
Mid Cap Growth	51,574,276	69,205,822	—	—
Mid Cap Value	171,935,191	213,376,607	—	—

151

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Moderate Growth Lifestyle	$97,549,009	$124,402,159	$—	$—
Small Cap Growth	77,971,002	58,420,794	—	—
Small Cap Value	155,842,077	138,473,553	—	—
Strategic Bond	300,108,429	380,320,206	54,945,319	35,310,930
U.S. Socially Responsible	108,699,266	158,274,224	—	—

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, treatment of deferred compensation, late year ordinary losses, straddles, treatment of defaulted securities and derivative transactions.

The information in the following table is presented on the basis of cost for federal income tax purposes at February 28, 2021.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation@	Gross Unrealized Depreciation@	Net Unrealized Appreciation (Depreciation)@
Aggressive Growth Lifestyle	$587,756,094	$107,381,682	$(8,050,991)	$99,330,691
Capital Appreciation	84,097,988	46,220,358	(556,883)	45,663,475
Conservative Growth Lifestyle	325,705,061	37,385,087	(3,515,959)	33,869,128
Core Bond	1,667,388,487	55,431,739	(13,347,966)	42,083,773
Government Money Market II	130,827,041	—	—	—
High Yield Bond	520,544,510	32,480,191	(3,238,169)	29,242,022
International Opportunities	591,843,746	144,720,258	(22,273,344)	122,446,914
Large Cap Value	267,591,104	57,237,896	(7,001,693)	50,236,203
Mid Cap Growth	222,015,941	71,414,429	(5,510,792)	65,903,637
Mid Cap Value	695,617,802	215,940,884	(21,000,660)	194,940,224
Moderate Growth Lifestyle	969,348,815	155,279,198	(14,075,910)	141,203,288
Small Cap Growth	208,481,685	99,332,406	(8,658,904)	90,673,502
Small Cap Value	367,629,528	115,770,772	(17,921,658)	97,849,114
Strategic Bond	917,002,140	38,181,938	(12,348,270)	25,833,668
U.S. Socially Responsible	517,515,169	285,285,428	(17,186,222)	268,099,206

@	Unrealized appreciation (depreciation) includes amounts for derivatives.

The tax character of distributions paid may differ from the Statement of Changes in Net Assets due to short-term gains treated as ordinary income distributions for tax purposes. The tax basis distributable earnings at August 31, 2020 and the tax character of distributions paid during the year ended August 31, 2020 were as follows:

	Distributable Earnings			Tax Distributions
	For the year ended August 31, 2020
Fund	Ordinary Income	Long- term Capital Gains and Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$11,396,513	$23,295,533	$11,595,953	$14,400,846	$31,582,812
Capital Appreciation	127,706	2,781,564	41,984,213	394,062	3,362,082
Conservative Growth Lifestyle	8,959,670	4,857,572	10,764,814	8,185,705	4,727,595
Core Bond	75,089,181	7,223,119	85,651,468	52,196,618	—
Government Money Market II	8,771	(7,017)	—	752,517	—
High Yield Bond	23,220,376	(13,404,018)	15,541,159	35,881,009	—
International Opportunities	3,312,585	48,699,799	108,798,549	3,966,791	9,589,309
Large Cap Value	3,793,534	(3,495,205)	(83,694)	5,898,259	11,750,397
Mid Cap Growth	2,568,700	26,546,940	22,590,340	77,627	9,498,511
Mid Cap Value	5,738,934	4,316,684	5,193,513	6,350,802	42,672,741
Moderate Growth Lifestyle	22,479,421	32,655,302	27,921,268	22,793,531	41,673,422
Small Cap Growth	2,516,878	26,094,410	43,091,345	1,684,305	21,482,499

152

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Distributable Earnings			Tax Distributions
	For the year ended August 31, 2020
Fund	Ordinary Income	Long- term Capital Gains and Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Small Cap Value	$3,471,474	$(839,744)	$(14,674,802)	$4,325,951	$8,997,808
Strategic Bond	25,472,034	(21,870,367)	31,792,690	39,987,192	—
U.S. Socially Responsible	8,765,901	21,987,667	266,790,347	12,375,586	122,063,327

@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of August 31, 2020, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Unlimited
Fund	ST	LT
Aggressive Growth Lifestyle	$—	$—
Capital Appreciation	—	—
Conservative Growth Lifestyle	—	—
Core Bond	—	—
Government Money Market II	7,017	—
High Yield Bond	803,393	12,600,625
International Opportunities	—	—
Large Cap Value	3,495,205	—
Mid Cap Growth	—	—
Mid Cap Value	—	—
Moderate Growth Lifestyle	—	—
Small Cap Growth	—	—
Small Cap Value	839,744	—
Strategic Bond	1,297,164	20,573,203
U.S. Socially Responsible	—	—

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended August 31, 2020, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Aggressive Growth Lifestyle	$—	$1,199,801	$—
Capital Appreciation	—	2,795,437	—
Conservative Growth Lifestyle	—	479,902	—
Core Bond	—	—	—
Government Money Market II	—	—	—
High Yield Bond	701,873	(2,957,151)	14,955,037
International Opportunities	—	7,537,496	—
Large Cap Value	—	(969,306)	1,839,754
Mid Cap Growth	597,164	—	—
Mid Cap Value	3,867	4,494,860	(251,548)
Moderate Growth Lifestyle	—	978,087	—
Small Cap Growth	803,020	—	—
Small Cap Value	—	6,326,408	3,741,715
Strategic Bond	1,588,087	—	1,627,426
U.S. Socially Responsible	—	1,745,963	—
Government Money Market II	—	—	—
High Yield Bond	(594,510)	594,510	—
International Opportunities	319,296	(319,296)	—
Large Cap Value	—	—	—
Mid Cap Growth	2,946	(2,946)	—
Mid Cap Value	(3,494)	3,494	—
Moderate Growth Lifestyle	894,999	(894,999)	—

153

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Small Cap Growth	$153,127	$(153,127)	$—
Small Cap Value	353,626	(353,626)	—
Strategic Bond	2,733,127	(2,733,127)	—
U.S. Socially Responsible	160,091	(160,091)	—

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Aggressive Growth Lifestyle				Capital Appreciation
	For the six months ended February 28, 2021 (Unaudited)		For the year ended August 31, 2020		For the six months ended February 28, 2021 (Unaudited)		For the year ended August 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	901,510	$9,882,111	2,915,146	$29,423,066	112,921	$2,203,808	190,469	$2,953,433
Reinvested dividends	—	—	4,750,378	45,983,658	—	—	230,438	3,756,144
Shares redeemed	(2,613,605)	(28,423,102)	(5,122,206)	(51,876,410)	(213,031)	(4,050,655)	(767,916)	(12,199,227)

Net increase (decrease)	(1,712,095)	$(18,540,991)	2,543,318	$23,530,314	(100,110)	$(1,846,847)	(347,009)	$(5,489,650)

	Conservative Growth Lifestyle				Core Bond
	For the six months ended February 28, 2021 (Unaudited)		For the year ended August 31, 2020		For the six months ended February 28, 2021 (Unaudited)		For the year ended August 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	793,800	$10,196,611	2,510,732	$30,063,091	11,432,233	$137,563,702	44,459,509	$523,558,703
Reinvested dividends	—	—	1,096,205	12,913,300	—	—	4,453,636	52,196,618
Shares redeemed	(1,440,490)	(18,413,881)	(3,360,650)	(39,659,194)	(29,567,509)	(355,599,497)	(37,321,003)	(434,994,804)

Net increase (decrease)	(646,690)	$(8,217,270)	246,287	$3,317,197	(18,135,276)	$(218,035,795)	11,592,142	$140,760,517

	Government Money Market II				High Yield Bond
	For the six months ended February 28, 2021 (Unaudited)		For the year ended August 31, 2020		For the six months ended February 28, 2021 (Unaudited)		For the year ended August 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	24,860,221	$24,860,221	65,703,620	$65,703,620	4,875,064	$37,992,262	7,221,194	$53,813,459
Reinvested dividends	6,820	6,820	752,517	752,517	—	—	4,997,355	35,881,009
Shares redeemed	(27,253,525)	(27,253,527)	(49,877,230)	(49,877,230)	(7,143,537)	(54,524,240)	(25,971,664)	(197,575,716)

Net increase (decrease)	(2,386,484)	$(2,386,486)	16,578,907	$16,578,907	(2,268,473)	$(16,531,978)	(13,753,115)	$(107,881,248)

	International Opportunities				Large Cap Value
	For the six months ended February 28, 2021 (Unaudited)		For the year ended August 31, 2020		For the six months ended February 28, 2021 (Unaudited)		For the year ended August 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,333,864	$72,060,809	3,212,375	$59,553,208	531,352	$11,509,511	876,181	$15,466,238
Reinvested dividends	—	—	714,984	13,556,100	—	—	957,605	17,648,656
Shares redeemed	(2,429,193)	(54,470,749)	(5,732,849)	(110,689,742)	(931,071)	(19,533,026)	(1,197,968)	(22,695,075)

Net increase (decrease)	904,671	$17,590,060	(1,805,490)	$(37,580,434)	(399,719)	$(8,023,515)	635,818	$10,419,819

154

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Mid Cap Growth				Mid Cap Value
	For the six months ended February 28, 2021 (Unaudited)		For the year ended August 31, 2020		For the six months ended February 28, 2021 (Unaudited)		For the year ended August 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	992,653	$11,887,981	2,338,955	$23,751,039	685,500	$12,480,647	6,124,128	$94,129,950
Reinvested dividends	—	—	910,279	9,576,138	—	—	3,132,495	49,023,543
Shares redeemed	(2,334,973)	(29,525,135)	(4,385,019)	(46,053,115)	(3,262,854)	(57,966,758)	(5,446,144)	(90,842,573)

Net increase (decrease)	(1,342,320)	$(17,637,154)	(1,135,785)	$(12,725,938)	(2,577,354)	$(45,486,111)	3,810,479	$52,310,920

	Moderate Growth Lifestyle				Small Cap Growth
	For the six months ended February 28, 2021 (Unaudited)		For the year ended August 31, 2020		For the six months ended February 28, 2021 (Unaudited)		For the year ended August 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,224,849	$18,380,949	4,748,351	$66,688,707	1,246,428	$30,188,369	660,174	$11,896,856
Reinvested dividends	—	—	4,785,965	64,466,953	—	—	1,309,599	23,166,804
Shares redeemed	(2,966,573)	(44,698,698)	(5,843,056)	(80,208,834)	(533,929)	(13,122,636)	(3,084,269)	(54,946,669)

Net increase (decrease)	(1,741,724)	$(26,317,749)	3,691,260	$50,946,826	712,499	$17,065,733	(1,114,496)	$(19,883,009)

	Small Cap Value				Strategic Bond
	For the six months ended February 28, 2021 (Unaudited)		For the year ended August 31, 2020		For the six months ended February 28, 2021 (Unaudited)		For the year ended August 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,449,180	$75,661,904	5,058,552	$45,307,520	6,498,565	$75,735,964	14,540,970	$162,906,621
Reinvested dividends	—	—	1,365,139	13,323,759	—	—	3,592,740	39,987,192
Shares redeemed	(4,163,764)	(49,119,172)	(4,026,321)	(40,838,763)	(11,550,579)	(134,359,721)	(10,882,885)	(122,930,944)

Net increase (decrease)	1,285,416	$26,542,732	2,397,370	$17,792,516	(5,052,014)	$(58,623,757)	7,250,825	$79,962,869

	U.S. Socially Responsible
	For the six months ended February 28, 2021 (Unaudited)		For the year ended August 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	883,931	$19,714,697	1,763,899	$39,577,158
Reinvested dividends	—	—	6,919,141	134,438,913
Shares redeemed	(2,831,553)	(61,112,164)	(5,715,684)	(125,729,074)

Net increase (decrease)	(1,947,622)	$(41,397,467)	2,967,356	$48,286,997

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Funds have been reduced. For the six months ended February 28, 2021, the amount of expense reductions received by each Fund used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 8 — Investment Concentration

The High Yield Bond Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investments from the U.S. Government. As a result of the Core Bond Fund, Government Money Market II Fund and Strategic Bond Fund’s concentration in such investments, these funds may be subject to risks associated with the U.S. Government agencies or instrumentalities.

The International Opportunities Fund invests internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed

155

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Each Fund, except the Government Money Market II Fund, the Lifestyle Funds and the Small Cap Value Fund, may invest in international bonds, which include U.S. dollar-denominated bonds issued by foreign corporations for which the primary trading market is in the United States (“Yankee Bonds”), or for which the primary trading market is abroad (“Euro Bonds”). International bonds may involve special risks and considerations not typically associated with investing in U.S. companies, including differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. As a result of the Strategic Bond Fund’s concentration in such investments, it may be subject to risks associated with the international bonds.

Note 9 — Line of Credit

The Series, along with certain other funds managed by the Adviser, has access to a $85 million committed unsecured line of credit and a $40 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Series’ custodian. Prior to October 2, 2020, interest is payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Series, on behalf of each of the Funds, has paid State Street for its own account, such Fund’s ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Effective October 2, 2020, interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the Federal Funds Effective Rate on such date and (b) the Overnight Bank Funding Rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the Federal Funds Effective Rate or the Overnight Bank Funding Rate shall be less than zero, then the Federal Funds Effective Rate or the Overnight Bank Funding Rate, shall be deemed to be zero for the purposes of determining the rate. The Series, on behalf of each of the Funds, has paid State Street for its own account, such Fund’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. For the six months ended February 28, 2021, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
International Opportunities	1	$5	$125,000	1.45%
Large Cap Value	11	505	1,143,182	1.45
Mid Cap Growth	10	137	342,500	1.45
Mid Cap Value	3	34	283,333	1.45
U.S. Socially Responsible	9	526	1,450,000	1.45

At February 28, 2021, there were no borrowings outstanding.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the six months ended February 28, 2021, none of the Funds participated in this program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions.

For the six months ended February 28, 2021, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)
International Opportunities	$510,998	$—	$—
Mid Cap Growth	—	93,853	(41,464)
Mid Cap Value	1,379,552	—	—

156

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Note 12 — Unfunded Loan Commitments

At February 28, 2021, Strategic Bond Fund had the following unfunded loan commitment which could be extended at the option of the Borrower:

Borrower	Type	Maturity Date	Principal Amount	Value
Cano Health LLC	Delayed Draw	11/19/2027	$63,524	$63,544

Note 13 — Other Matters

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Note 14 — Subsequent Events

At a meeting of the shareholders of the Mid Cap Growth Fund (the “Target Fund”) held on April 5, 2021, shareholders approved the reorganization of the Target Fund, a series of VALIC Company II, into the Mid Cap Strategic Growth Fund (the “Acquiring Fund”), a series of VALIC Company I (the “Reorganization”). Effective April 19, 2021, pursuant to the Reorganization, the assets and liabilities of the Target Fund were exchanged for shares of the Acquiring Fund, and Target Fund shareholders become shareholders of the Acquiring Fund.

At a meeting of the shareholders of the Large Cap Value Fund (the “Target Fund”) held on April 5, 2021, shareholders approved the reorganization of the Target Fund, a series of VALIC Company II, into the Systematic Value Fund (the “Acquiring Fund”), a series of VALIC Company I (the “Reorganization”). Effective April 19, 2021, pursuant to the Reorganization, the assets and liabilities of the Target Fund were exchanged for shares of the Acquiring Fund, and Target Fund shareholders become shareholders of the Acquiring Fund.

The Board of Directors of VC I and the Board of Trustees of VC II, on behalf of each of their respective funds below, (each, a “Target Fund”), have each determined that it is in the best interests of each of its respective Target Funds to reorganize into a series of VC I (each, an “Acquiring Fund”). Each proposed transaction is referred to as a “Reorganization.” The Target Fund and the Acquiring Fund for each Reorganization are shown in the tables below. Each Target Fund expects to convene a special meeting of its shareholders on or about May 11, 2021 for the Phase II Reorganizations, to vote on the approval of its Reorganization. Upon the closing of each Reorganization, shareholders of each Target Fund will receive shares of the corresponding Acquiring Fund, the total value of which will be equal to the total value of their shares of the Target Fund on the date of the Reorganization, and the Target Fund will liquidate and cease operations.

Phase II Reorganizations

Target Fund	Acquiring Fund
Aggressive Growth Lifestyle Fund, a series of VC II	Aggressive Growth Lifestyle Fund, a series of VC I
Capital Appreciation Fund, a series of VC II	Capital Appreciation Fund, a series of VC I
Capital Conservation Fund, a series of VC I	Core Bond Fund, a series of VC I
Conservative Growth Lifestyle Fund, a series of VC II	Conservative Growth Lifestyle Fund, a series of VC I
Core Bond Fund, a series of VC II	Core Bond Fund, a series of VC I
Government Money Market II Fund, a series of VCII	Government Money Market I Fund, a series of VCI
High Yield Bond Fund, a series of VC II	High Yield Bond Fund, a series of VC I
International Opportunities Fund, a series of VC II	International Opportunities Fund, a series of VC I
Mid Cap Value Fund, a series of VC II	Mid Cap Value Fund, a series of VC I
Moderate Growth Lifestyle Fund, a series of VC II	Moderate Growth Lifestyle Fund, a series of VC I
Small Cap Aggressive Growth Fund, a series of VC I	Small Cap Growth Fund, a series of VC I
Small Cap Fund, a series of VC I	Small Cap Growth Fund, a series of VC I
Small Cap Growth Fund, a series of VC II	Small Cap Growth Fund, a series of VC I
Small Cap Value Fund, a series of VC II	Small Cap Value Fund, a series of VC I
Strategic Bond Fund, a series of VC II	Core Bond Fund, a series of VC I
U.S. Socially Responsible Fund, a series of VC II	U.S. Socially Responsible Fund, a series of VC I

157

VALIC Company II

FINANCIAL HIGHLIGHTS

	Aggressive Growth Lifestyle Fund												Capital Appreciation Fund
	Six Months Ended February 28, 2021(f)		Year Ended August 31,										Six Months Ended February 28, 2021(f)		Year Ended August 31,
			2020		2019		2018		2017		2016				2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$10.22		$10.09		$11.34		$10.68		$10.41		$10.67		$18.62		$14.89	$20.13	$16.55	$15.99	$16.35

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.01)		0.19		0.17		0.17		0.16		0.19		(0.01)		0.02	0.07	0.04	0.08	0.09
Net realized and unrealized gain (loss) on investments and foreign currencies	1.59		0.77		(0.24)		1.04		0.93		0.56		1.71		4.28	(0.26)	4.51	2.12	1.20

Total income (loss) from investment operations	1.58		0.96		(0.07)		1.21		1.09		0.75		1.70		4.30	(0.19)	4.55	2.20	1.29

Distributions from:
Net investment income	–		(0.26)		(0.21)		(0.16)		(0.21)		(0.23)		–		(0.06)	(0.05)	(0.08)	(0.08)	(0.06)
Net realized gain on securities	–		(0.57)		(0.97)		(0.39)		(0.61)		(0.78)		–		(0.51)	(5.00)	(0.89)	(1.56)	(1.59)

Total distributions	–		(0.83)		(1.18)		(0.55)		(0.82)		(1.01)		–		(0.57)	(5.05)	(0.97)	(1.64)	(1.65)

Net asset value at end of period	$11.80		$10.22		$10.09		$11.34		$10.68		$10.41		$20.32		$18.62	$14.89	$20.13	$16.55	$15.99

TOTAL RETURN(a)	15.46%		9.91%		(0.52)%		11.39%		10.61%		7.53%		9.13%		29.44%	(0.35)%	27.94%	14.13%	8.33%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)(g)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.85	%(g)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.14	%(e)(g)	0.14	%(e)	0.14	%(e)	0.14	%(e)	0.14	%(e)	0.15	%(e)	0.99	%(g)	1.00%	1.00%	0.99%	0.99%	1.00%
Ratio of expense reductions to average net assets	–		–		–		–		–		–		–		0.00%	0.00%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	(0.10	)%(e)(g)	1.88	%(e)	1.56	%(e)	1.49	%(e)	1.47	%(e)	1.78	%(e)	(0.11	)%(g)	0.12%	0.38%	0.22%	0.50%	0.52%
Ratio of net investment income (loss) to average net assets(c)	(0.14	)%(e)(g)	1.83	%(e)	1.52	%(e)	1.45	%(e)	1.44	%(e)	1.73	%(e)	(0.24	)%(g)	(0.03)%	0.23%	0.08%	0.36%	0.37%
Portfolio turnover rate	11%		48%		37%		49%		36%		24%		23%		62%	60%	124%	66%	54%
Number of shares outstanding at end of period (000’s)	58,209		59,921		57,377		53,660		53,168		51,410		6,476		6,576	6,923	5,449	5,535	5,313
Net assets at the end of period (000’s)	$686,963		$612,613		$579,049		$608,709		$567,843		$535,245		$131,568		$122,454	$103,080	$109,697	$91,579	$84,946

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

158

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

	Conservative Growth Lifestyle Fund												Core Bond Fund
	Six Months Ended February 28, 2021(f)		Year Ended August 31,										Six Months Ended February 28, 2021(f)		Year Ended August 31,
			2020		2019		2018		2017		2016				2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$12.31		$11.85		$12.31		$12.07		$11.82		$11.95		$11.94		$11.53	$10.74	$11.15	$11.30	$10.93

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.01)		0.32		0.25		0.31		0.28		0.30		0.11		0.28	0.33	0.30	0.27	0.24
Net realized and unrealized gain (loss) on investments and foreign currencies	1.03		0.63		0.17		0.28		0.39		0.41		(0.10)		0.52	0.70	(0.45)	(0.12)	0.38

Total income (loss) from investment operations	1.02		0.95		0.42		0.59		0.67		0.71		0.01		0.80	1.03	(0.15)	0.15	0.62

Distributions from:
Net investment income	–		(0.31)		(0.36)		(0.28)		(0.32)		(0.34)		–		(0.39)	(0.24)	(0.26)	(0.30)	(0.22)
Net realized gain on securities	–		(0.18)		(0.52)		(0.07)		(0.10)		(0.50)		–		–	–	(0.00)	–	(0.03)

Total distributions	–		(0.49)		(0.88)		(0.35)		(0.42)		(0.84)		–		(0.39)	(0.24)	(0.26)	(0.30)	(0.25)

Net asset value at end of period	$13.33		$12.31		$11.85		$12.31		$12.07		$11.82		$11.95		$11.94	$11.53	$10.74	$11.15	$11.30

TOTAL RETURN(a)	8.29%		8.14%		3.52%		4.94%		5.76%		6.19%		0.08%		7.05%	9.64%	(1.32)%	1.37%	5.78%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)(g)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.77	%(g)	0.77%	0.77%	0.77%	0.77%	0.77%
Ratio of expenses to average net assets(c)	0.15	%(e)(g)	0.15	%(e)	0.15	%(e)	0.15	%(e)	0.15	%(e)	0.15	%(e)	0.78	%(g)	0.78%	0.78%	0.78%	0.80%	0.79%
Ratio of expense reductions to average net assets	–		–		–		–		–		–		–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.10	)%(e)(g)	2.68	%(e)	2.06	%(e)	2.47	%(e)	2.31	%(e)	2.51	%(e)	1.78	%(g)	2.39%	2.99%	2.80%	2.40%	2.16%
Ratio of net investment income (loss) to average net assets(c)	(0.15	)%(e)(g)	2.62	%(e)	2.01	%(e)	2.43	%(e)	2.27	%(e)	2.46	%(e)	1.77	%(g)	2.37%	2.99%	2.78%	2.37%	2.15%
Portfolio turnover rate	9%		38%		45%		44%		38%		27%		24%		93%	97%	73%	76%	139%
Number of shares outstanding at end of period (000’s)	26,968		27,615		27,369		27,516		27,674		27,779		131,266		149,401	137,809	119,431	100,052	106,434
Net assets at the end of period (000’s)	$359,494		$339,870		$324,436		$338,793		$333,907		$328,390		$1,568,452		$1,784,179	$1,589,218	$1,282,586	$1,115,936	$1,202,915

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

159

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

	Government Money Market II Fund							High Yield Bond Fund
	Six Months Ended February 28, 2021(e)		Year Ended August 31,					Six Months Ended February 28, 2021(e)		Year Ended August 31,
			2020	2019	2018	2017	2016			2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$7.47		$7.66	$7.53	$7.75	$7.56	$7.40

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00		0.01	0.02	0.01	0.00	0.00	0.17		0.36	0.39	0.40	0.41	0.37
Net realized and unrealized gain (loss) on investments and foreign currencies	0.00		(0.00)	0.00	(0.00)	0.00	0.00	0.24		(0.00)	0.09	(0.18)	0.15	0.13

Total income (loss) from investment operations	0.00		0.01	0.02	0.01	0.00	0.00	0.41		0.36	0.48	0.22	0.56	0.50

Distributions from:
Net investment income	(0.00)		(0.01)	(0.02)	(0.01)	(0.00)	(0.00)	–		(0.55)	(0.35)	(0.44)	(0.37)	(0.34)
Net realized gain on securities	–		–	–	–	–	–	–		–	–	–	–	–

Total distributions	(0.00)		(0.01)	(0.02)	(0.01)	(0.00)	(0.00)	–		(0.55)	(0.35)	(0.44)	(0.37)	(0.34)

Net asset value at end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$7.88		$7.47	$7.66	$7.53	$7.75	$7.56

TOTAL RETURN(a)	0.00%		0.63%	1.75%	0.91%	0.16%	0.01%	5.49%		5.01%	6.47%	2.89%	7.54%	7.07%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.06	%(f)	0.35%	0.55%	0.55%	0.50%	0.32%	0.93	%(f)	0.94%	0.96%	0.96%	0.96%	0.96%
Ratio of expenses to average net assets(c)	0.67	%(f)	0.66%	0.67%	0.65%	0.70%	0.66%	0.99	%(f)	0.98%	0.97%	0.97%	0.97%	0.99%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.01	%(f)	0.59%	1.73%	0.91%	0.16%	0.01%	4.39	%(f)	4.79%	5.25%	5.16%	5.27%	5.16%
Ratio of net investment income (loss) to average net assets(c)	(0.60	)%(f)	0.27%	1.61%	0.81%	(0.04)%	(0.33)%	4.34	%(f)	4.75%	5.24%	5.15%	5.26%	5.13%
Portfolio turnover rate	N/A		N/A	N/A	N/A	N/A	N/A	21%		49%	34%	26%	52%	36%
Number of shares outstanding at end of period (000’s)	133,537		135,924	119,345	136,966	132,916	141,263	69,820		72,088	85,841	76,525	72,461	78,148
Net assets at the end of period (000’s)	$133,558		$135,945	$119,366	$136,987	$132,944	$141,291	$550,383		$538,716	$657,364	$576,553	$561,480	$590,679

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Unaudited
(f)	Annualized

See Notes to Financial Statements

160

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

	International Opportunities Fund							Large Cap Value Fund
	Six Months Ended February 28, 2021(e)		Year Ended August 31,					Six Months Ended February 28, 2021(e)		Year Ended August 31,
			2020	2019	2018	2017	2016			2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$20.73		$18.44	$21.31	$19.38	$16.00	$15.08	$18.47		$20.11	$22.76	$20.66	$18.41	$17.08

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.03)		0.09	0.16	0.13	0.14	0.14	0.11		0.30	0.36	0.30	0.24	0.27
Net realized and unrealized gain (loss) on investments and foreign currencies	2.47		2.64	(2.10)	1.97	3.49	0.94	4.61		(0.60)	(0.92)	2.80	2.27	1.27

Total income (loss) from investment operations	2.44		2.73	(1.94)	2.10	3.63	1.08	4.72		(0.30)	(0.56)	3.10	2.51	1.54

Distributions from:
Net investment income	–		(0.13)	(0.19)	(0.17)	(0.25)	(0.16)	–		(0.36)	(0.27)	(0.26)	(0.26)	(0.21)
Net realized gain on securities	–		(0.31)	(0.74)	–	–	–	–		(0.98)	(1.82)	(0.74)	–	–

Total distributions	–		(0.44)	(0.93)	(0.17)	(0.25)	(0.16)	–		(1.34)	(2.09)	(1.00)	(0.26)	(0.21)

Net asset value at end of period	$23.17		$20.73	$18.44	$21.31	$19.38	$16.00	$23.19		$18.47	$20.11	$22.76	$20.66	$18.41

TOTAL RETURN(a)	11.77%		15.03%	(9.20)%	10.81%	22.81%	7.23%	25.56%		(1.45)%	(2.39)%	15.12%	13.66%	9.09%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.20	%(f)	1.13%	1.00%	1.00%	1.00%	1.00%	0.89	%(f)	0.86%	0.81%	0.81%	0.81%	0.81%
Ratio of expenses to average net assets(c)	1.23	%(f)	1.22%	1.22%	1.20%	1.22%	1.21%	0.89	%(f)	0.89%	0.89%	0.88%	0.88%	0.89%
Ratio of expense reductions to average net assets	0.00	%(f)	0.00%	0.00%	–	–	0.00%	0.01	%(f)	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	(0.28	)%(f)	0.45%	0.83%	0.61%	0.82%	0.91%	1.03	%(f)	1.51%	1.68%	1.35%	1.21%	1.59%
Ratio of net investment income (loss) to average net assets(c)	(0.30	)%(f)	0.36%	0.60%	0.41%	0.60%	0.70%	1.03	%(f)	1.48%	1.60%	1.27%	1.14%	1.51%
Portfolio turnover rate	35%		45%	41%	46%	62%	58%	41%		82%	81%	90%	77%	71%
Number of shares outstanding at end of period (000’s)	30,352		29,447	31,253	33,984	34,637	37,260	13,736		14,136	13,500	12,480	10,969	12,540
Net assets at the end of period (000’s)	$703,131		$610,424	$576,197	$724,027	$671,097	$596,055	$318,598		$261,082	$271,487	$284,086	$226,626	$230,844

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Unaudited
(f)	Annualized

See Notes to Financial Statements

161

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

	Mid Cap Growth Fund							Mid Cap Value Fund
	Six Months Ended February 28, 2021(e)		Year Ended August 31,					Six Months Ended February 28, 2021(e)		Year Ended August 31,
			2020	2019	2018	2017	2016			2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$11.01		$10.52	$10.71	$10.06	$8.42	$8.81	$15.38		$17.19	$22.13	$21.23	$20.45	$21.82

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.02)		(0.01)	(0.01)	(0.02)	0.00	(0.02)	0.04		0.13	0.14	0.09	0.07	0.14
Net realized and unrealized gain (loss) on investments and foreign currencies	2.95		0.94	0.19	2.56	1.64	0.24	4.60		(0.81)	(1.11)	2.62	2.17	1.73

Total income (loss) from investment operations	2.93		0.93	0.18	2.54	1.64	0.22	4.64		(0.68)	(0.97)	2.71	2.24	1.87

Distributions from:
Net investment income	–		–	–	(0.02)	–	–	–		(0.15)	(0.11)	(0.09)	(0.13)	(0.06)
Net realized gain on securities	–		(0.44)	(0.37)	(1.87)	–	(0.61)	–		(0.98)	(3.86)	(1.72)	(1.33)	(3.18)

Total distributions	–		(0.44)	(0.37)	(1.89)	–	(0.61)	–		(1.13)	(3.97)	(1.81)	(1.46)	(3.24)

Net asset value at end of period	$13.94		$11.01	$10.52	$10.71	$10.06	$8.42	$20.02		$15.38	$17.19	$22.13	$21.23	$20.45

TOTAL RETURN(a)	26.61%		9.04%	1.72%	25.54%	19.48%	3.01%	30.17%		(4.12)%	(4.14)%	12.90%	11.02%	9.62%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.09	%(f)	1.01%	0.85%	0.85%	0.85%	0.85%	1.05	%(f)	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of expenses to average net assets(c)	1.12	%(f)	1.12%	1.12%	1.15%	1.17%	1.17%	1.07	%(f)	1.07%	1.06%	1.05%	1.05%	1.06%
Ratio of expense reductions to average net assets	0.00	%(f)	0.00%	0.00%	0.00%	0.00%	0.01%	0.00	%(f)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	(0.25	)%(f)	(0.13)%	(0.08)%	(0.18)%	0.04%	(0.27)%	0.45	%(f)	0.82%	0.73%	0.40%	0.32%	0.65%
Ratio of net investment income (loss) to average net assets(c)	(0.29	)%(f)	(0.25)%	(0.35)%	(0.49)%	(0.28)%	(0.59)%	0.44	%(f)	0.80%	0.72%	0.40%	0.32%	0.64%
Portfolio turnover rate	20%		47%	32%	35%	162%	92%	22%		63%	44%	44%	44%	44%
Number of shares outstanding at end of period (000’s)	20,570		21,912	23,048	20,584	13,313	14,338	44,489		47,067	43,256	41,411	49,262	48,776
Net assets at the end of period (000’s)	$286,808		$241,264	$242,512	$220,444	$133,988	$120,774	$890,586		$724,100	$743,460	$916,284	$1,046,046	$997,576

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Unaudited
(f)	Annualized

See Notes to Financial Statements

162

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

	Moderate Growth Lifestyle Fund												Small Cap Growth Fund
	Six Months Ended February 28, 2021(f)		Year Ended August 31,										Six Months Ended February 28, 2021(f)		Year Ended August 31,
			2020		2019		2018		2017		2016				2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$14.16		$13.88		$15.00		$14.23		$13.98		$14.09		$20.49		$16.89	$23.31	$16.98	$14.20	$15.31

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.01)		0.31		0.24		0.26		0.24		0.30		(0.10)		(0.11)	(0.11)	(0.12)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currencies	1.73		0.93		(0.00)		1.08		0.92		0.70		6.82		6.21	(1.22)	7.14	3.72	0.42

Total income (loss) from investment operations	1.72		1.24		0.24		1.34		1.16		1.00		6.72		6.10	(1.33)	7.02	3.64	0.39

Distributions from:
Net investment income	–		(0.34)		(0.32)		(0.24)		(0.32)		(0.32)		–		–	–	–	–	–
Net realized gain on securities	–		(0.62)		(1.04)		(0.33)		(0.59)		(0.79)		–		(2.50)	(5.09)	(0.69)	(0.86)	(1.50)

Total distributions	–		(0.96)		(1.36)		(0.57)		(0.91)		(1.11)		–		(2.50)	(5.09)	(0.69)	(0.86)	(1.50)

Net asset value at end of period	$15.88		$14.16		$13.88		$15.00		$14.23		$13.98		$27.21		$20.49	$16.89	$23.31	$16.98	$14.20

TOTAL RETURN(a)	12.15%		9.26%		1.71%		9.44%		8.42%		7.48%		32.80%		38.49%	(5.47)%	41.51%	26.05%	4.40%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)(g)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	1.13	%(g)	1.14%	1.16%	1.16%	1.16%	1.16%
Ratio of expenses to average net assets(c)	0.13	%(e)(g)	0.14	%(e)	0.13	%(e)	0.13	%(e)	0.14	%(e)	0.14	%(e)	1.21	%(g)	1.24%	1.23%	1.22%	1.25%	1.29%
Ratio of expense reduction to average net assets	–		–		–		–		–		–		0.00	%(g)	0.01%	0.01%	0.00%	0.00%	0.01%
Ratio of net investment income (loss) to average net assets(b)	(0.10	)%(e)(g)	2.24	%(e)	1.69	%(e)	1.75	%(e)	1.68	%(e)	2.15	%(e)	(0.82	)%(g)	(0.61)%	(0.54)%	(0.61)%	(0.53)%	(0.22)%
Ratio of net investment income (loss) to average net assets(c)	(0.13	)%(e)(g)	2.20	%(e)	1.66	%(e)	1.72	%(e)	1.65	%(e)	2.11	%(e)	(0.90	)%(g)	(0.70)%	(0.61)%	(0.67)%	(0.62)%	(0.35)%
Portfolio turnover rate	9%		49%		39%		47%		36%		33%		23%		48%	60%	63%	40%	39%
Number of shares outstanding at end of period (000’s)	69,914		71,656		67,965		64,297		63,003		60,581		10,984		10,271	11,386	9,239	8,088	7,035
Net assets at the end of period (000’s)	$1,110,371		$1,014,351		$943,311		$964,607		$896,346		$846,974		$298,819		$210,497	$192,341	$215,384	$137,330	$99,884

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

163

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Value Fund							Strategic Bond Fund
	Six Months Ended February 28, 2021(e)		Year Ended August 31,					Six Months Ended February 28, 2021(e)		Year Ended August 31,
			2020	2019	2018	2017	2016			2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$9.51		$10.76	$15.74	$14.47	$13.57	$14.01	$11.43		$11.35	$10.86	$11.38	$11.28	$11.00

Income (loss) from investment operations:
Net investment income (loss)(d)	0.06		0.10	0.15	0.15	0.11	0.13	0.19		0.37	0.43	0.42	0.39	0.38
Net realized and unrealized gain (loss) on investments and foreign currencies	4.49		(0.92)	(2.80)	2.36	1.48	1.27	0.13		0.26	0.46	(0.53)	0.13	0.39

Total income (loss) from investment operations	4.55		(0.82)	(2.65)	2.51	1.59	1.40	0.32		0.63	0.89	(0.11)	0.52	0.77

Distributions from:
Net investment income	–		(0.14)	(0.21)	(0.13)	(0.14)	(0.17)	–		(0.55)	(0.40)	(0.41)	(0.42)	(0.45)
Net realized gain on securities	–		(0.29)	(2.12)	(1.11)	(0.55)	(1.67)	–		–	–	–	–	(0.04)

Total distributions	–		(0.43)	(2.33)	(1.24)	(0.69)	(1.84)	–		(0.55)	(0.40)	(0.41)	(0.42)	(0.49)

Net asset value at end of period	$14.06		$9.51	$10.76	$15.74	$14.47	$13.57	$11.75		$11.43	$11.35	$10.86	$11.38	$11.28

TOTAL RETURN(a)	47.84%		(7.72)%	(17.24)%	17.40%	11.61%	11.27%	2.80%		5.65%	8.27%	(0.96)%	4.75%	7.15%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.02	%(f)	0.99%	0.95%	0.95%	0.95%	0.95%	0.87	%(f)	0.87%	0.87%	0.87%	0.88%	0.88%
Ratio of expenses to average net assets(c)	1.10	%(f)	1.09%	1.06%	1.03%	1.03%	1.04%	0.87	%(f)	0.87%	0.87%	0.87%	0.88%	0.88%
Ratio of expense reductions to average net assets	0.01	%(f)	0.01%	0.01%	0.00%	0.00%	0.00%	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.03	%(f)	0.97%	1.07%	0.96%	0.71%	0.98%	3.31	%(f)	3.31%	3.92%	3.73%	3.48%	3.51%
Ratio of net investment income (loss) to average net assets(c)	0.96	%(f)	0.87%	0.96%	0.88%	0.62%	0.89%	3.31	%(f)	3.31%	3.92%	3.73%	3.48%	3.51%
Portfolio turnover rate	41%		69%	55%	46%	79%	59%	41%		103%	95%	133%	118%	162%
Number of shares outstanding at end of period (000’s)	33,063		31,778	29,381	33,971	36,582	37,866	76,092		81,144	73,893	78,574	65,845	72,983
Net assets at the end of period (000’s)	$464,966		$302,120	$316,042	$534,548	$529,505	$513,783	$894,353		$927,406	$838,559	$853,401	$749,055	$823,464

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Unaudited
(f)	Annualized

See Notes to Financial Statements

164

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

	U.S. Socially Responsible Fund
	Six Months Ended February 28, 2021(e)		Year Ended August 31,
			2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$20.91		$22.03	$23.09	$20.15	$19.23	$18.55

Income (loss) from investment operations:
Net investment income (loss)(d)	0.10		0.26	0.27	0.30	0.29	0.28
Net realized and unrealized gain (loss) on investments and foreign currencies	2.33		3.15	0.72	3.39	2.33	1.89

Total income (loss) from investment operations	2.43		3.41	0.99	3.69	2.62	2.17

Distributions from:
Net investment income	–		(0.33)	(0.34)	(0.35)	(0.29)	(0.28)
Net realized gain on securities	–		(4.20)	(1.71)	(0.40)	(1.41)	(1.21)

Total distributions	–		(4.53)	(2.05)	(0.75)	(1.70)	(1.49)

Net asset value at end of period	$23.34		$20.91	$22.03	$23.09	$20.15	$19.23

TOTAL RETURN(a)	11.62%		17.06%	4.46%	18.49%	13.90%	12.16%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.61	%(f)	0.60%	0.56%	0.56%	0.56%	0.56%
Ratio of expenses to average net assets(c)	0.61	%(f)	0.61%	0.61%	0.61%	0.61%	0.61%
Ratio of expense reductions to average net assets	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.89	%(f)	1.20%	1.22%	1.37%	1.46%	1.47%
Ratio of net investment income (loss) to average net assets(c)	0.89	%(f)	1.18%	1.17%	1.33%	1.41%	1.42%
Portfolio turnover rate	15%		14%	36%	5%	0%	25%
Number of shares outstanding at end of period (000’s)	33,695		35,643	32,675	34,175	39,701	39,360
Net assets at the end of period (000’s)	$786,353		$745,440	$719,784	$789,118	$799,898	$756,821

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Unaudited
(f)	Annualized

See Notes to Financial Statements

165

VALIC Company II

SUPPLEMENTS TO PROSPECTUS (unaudited)

THE SUPPLEMENT IS NOT PART OF THE SEMI-ANNUAL REPORT

Filed under Rule 497(e) and Rule 497(k)

Registration Nos. 002-83631

333-53589

VALIC Company I

Core Equity Fund

Health Sciences Fund

Large Cap Core Fund

Mid Cap Strategic Growth Fund

Science & Technology Fund

Small-Mid Growth Fund

Systematic Core Fund

Systematic Value Fund

Value Fund

VALIC Company II

Large Cap Value Fund

Mid Cap Growth Fund

(each, a “Fund”)

Supplement to the Summary Prospectuses and Prospectuses of each Fund,

as supplemented and amended to date

The Board of Directors of VALIC Company I (“VC I”), on behalf of each of the Value Fund, the Core Equity Fund, the Large Cap Core Fund, the Small-Mid Growth Fund and the Health Sciences Fund, and the Board of Trustees of VALIC Company II, on behalf of each of the Large Cap Value Fund and the Mid Cap Growth Fund, (each, a “Target Fund”), have each determined that it is in the best interests of each of its respective Target Funds to reorganize into an existing series of VC I (each, an “Acquiring Fund”). Each proposed transaction is referred to as a “Reorganization.” The Target Fund and the Acquiring Fund for each Reorganization are shown in the table below.

Target Funds	Acquiring Funds
Large Cap Value Fund	Systematic Value Fund
Value Fund	Systematic Value Fund
Core Equity Fund	Systematic Core Fund
Large Cap Core Fund	Systematic Core Fund
Mid Cap Growth Fund	Mid Cap Strategic Growth Fund
Small-Mid Growth Fund	Mid Cap Strategic Growth Fund
Health Sciences Fund	Science & Technology Fund

In each Reorganization, all of the Target Fund’s assets and liabilities would be transferred to the respective Acquiring Fund in exchange for shares of the Acquiring Fund. If the Reorganization is completed, shareholders of the Target Fund will receive shares of the respective Acquiring Fund, the total value of which will be equal to the total value of their shares of the Target Fund on the date of the Reorganization, after which the Target Fund will cease operations.

Each Target Fund expects to convene a special meeting of its shareholders on or about April 5, 2021 to vote on the approval of its Reorganization. Shareholders of record of each Target Fund as of January 11, 2021 (the “Record Date”), are entitled to notice of and to vote at the special meeting, and they will receive proxy materials describing the relevant Reorganization. The Reorganization of one Target Fund is not contingent upon the Reorganization of any other Target Fund.

Until a Reorganization is completed, each Target Fund will continue sales and redemptions of its shares as described in its Prospectus. However, holders of shares purchased after the Record Date set for each special meeting of shareholders will not be entitled to vote those shares at the special meeting.

Date: October 28, 2020

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

166

VALIC Company II

SUPPLEMENTS TO PROSPECTUS (unaudited) — (continued)

THE SUPPLEMENT IS NOT PART OF THE SEMI-ANNUAL REPORT

Filed under Rules 497(e) and 497(k)

Registration Nos. 002-83631

333-53589

VALIC Company I

Capital Conservation Fund

Small Cap Aggressive Growth Fund Small Cap Fund

VALIC Company II

Aggressive Growth Lifestyle Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Core Bond Fund

Government Money Market II Fund

High Yield Bond Fund

International Opportunities Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Small Cap Growth Fund

Small Cap Value Fund

Strategic Bond Fund

U.S. Socially Responsible Fund

(each, a “Fund”)

Supplement to the Summary Prospectus and Prospectus of each Fund,

as supplemented and amended to date

The Board of Directors of VALIC Company I (“VC I”), on behalf of each of the Capital Conservation Fund, the Small Cap Aggressive Growth Fund and the Small Cap Fund, and the Board of Trustees of VALIC Company II (“VC II”), on behalf of each of the Aggressive Growth Lifestyle Fund, the Capital Appreciation Fund, the Conservative Growth Lifestyle Fund, the Core Bond Fund, the High Yield Bond Fund, the International Opportunities Fund, the Mid Cap Value Fund, the Moderate Growth Lifestyle Fund, the Small Cap Growth Fund, the Small Cap Value Fund, the Strategic Bond Fund and the U.S. Socially Responsible Fund, (each, a “Target Fund”), have each determined that it is in the best interests of each of its respective Target Funds to reorganize into a shell series of VC I (each, a “Shell Acquiring Fund”), as shown in the table below. Each Shell Acquiring Fund in the table below will have the same investment objectives, strategies and policies as the Target Fund of the same name.

Target Fund	Shell Acquiring Fund
Aggressive Growth Lifestyle Fund, a series of VC II	Aggressive Growth Lifestyle Fund, a series of VC I
Capital Appreciation Fund, a series of VC II	Capital Appreciation Fund, a series of VC I
Capital Conservation Fund, a series of VC I	Core Bond Fund, a series of VC I
Conservative Growth Lifestyle Fund, a series of VC II	Conservative Growth Lifestyle Fund, a series of VC I
Core Bond Fund, a series of VC II	Core Bond Fund, a series of VC I
High Yield Bond Fund, a series of VC II	High Yield Bond Fund, a series of VC I
International Opportunities Fund, a series of VC II	International Opportunities Fund, a series of VC I
Mid Cap Value Fund, a series of VC II	Mid Cap Value Fund, a series of VC I
Moderate Growth Lifestyle Fund, a series of VC II	Moderate Growth Lifestyle Fund, a series of VC I
Small Cap Aggressive Growth Fund, a series of VC I	Small Cap Growth Fund, a series of VC I
Small Cap Fund, a series of VC I	Small Cap Growth Fund, a series of VC I
Small Cap Growth Fund, a series of VC II	Small Cap Growth Fund, a series of VC I
Small Cap Value Fund, a series of VC II	Small Cap Value Fund, a series of VC I
Strategic Bond Fund, a series of VC II	Core Bond Fund, a series of VC I
U.S. Socially Responsible Fund, a series of VC II	U.S. Socially Responsible Fund, a series of VC I

In addition, the Board of Trustees of VC II has determined that it is in the best interests of the Government Money Market II Fund to reorganize into the Government Money Market I Fund, an existing series of VC I (the “Existing Acquiring Fund”). Each proposed transaction is referred to as a “Reorganization” and each Shell Acquiring Fund and the Existing Acquiring Fund is referred to as an “Acquiring Fund.”

In each Reorganization, all of the Target Fund’s assets and liabilities would be transferred to the respective Acquiring Fund in exchange for shares of the Acquiring Fund. If the Reorganization is completed, shareholders of the Target Fund will receive shares of the respective Acquiring Fund, the total value of which will be equal to the total value of their shares of the Target Fund on the date of the Reorganization, after which the Target Fund will cease operations.

167

VALIC Company II

SUPPLEMENTS TO PROSPECTUS (unaudited) — (continued)

Each Target Fund expects to convene a special meeting of its shareholders on or about May 11, 2021 to vote on the approval of its Reorganization. Shareholders of record of each Target Fund as of February 26, 2021 (the “Record Date”), are entitled to notice of and to vote at the special meeting, and they will receive proxy materials describing the relevant Reorganization. The Reorganization of one Target Fund is not contingent upon the Reorganization of any other Target Fund.

Until a Reorganization is completed, each Target Fund will continue sales and redemptions of its shares as described in its Prospectus. However, holders of shares purchased after the Record Date set for each special meeting of shareholders will not be entitled to vote those shares at the special meeting.

Date: January 27, 2021

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

168

VALIC Company II

SUPPLEMENTS TO PROSPECTUS (unaudited) — (continued)

THE SUPPLEMENT IS NOT PART OF THE SEMI-ANNUAL REPORT

Filed under Rule 497(e) and Rule 497(k)

Registration No. 333-53589

VALIC COMPANY II

Large Cap Value Fund

Supplement dated April 6, 2021 to the

Summary Prospectus, Prospectus and Statement of Additional Information,

each dated January 1, 2021, as supplemented and amended to date

At a meeting of the shareholders of the Large Cap Value Fund (the “Target Fund”) held on April 5, 2021, shareholders approved the reorganization of the Target Fund, a series of VALIC Company II, into the Systematic Value Fund (the “Acquiring Fund”), a series of VALIC Company I (the “Reorganization”).

Pursuant to the Reorganization, the assets and liabilities of the Target Fund will be exchanged for shares of the Acquiring Fund, and Target Fund shareholders will become shareholders of the Acquiring Fund. The Acquiring Fund shares to be received by Target Fund shareholders will be equal in value to the Target Fund shares held by such shareholders immediately prior to the Reorganization.

The Reorganization is expected to close on or about April 19, 2021. Until the Reorganization is completed, the Target Fund will continue sales and redemptions of its shares as described in its Prospectus. After the Reorganization is complete, the Target Fund will be liquidated.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

169

VALIC Company II

SUPPLEMENTS TO PROSPECTUS (unaudited) — (continued)

THE SUPPLEMENT IS NOT PART OF THE SEMI-ANNUAL REPORT

Filed under Rule 497(e) and Rule 497(k)

Registration No. 333-53589

VALIC COMPANY II

Mid Cap Growth Fund

Supplement dated April 6, 2021 to the

Summary Prospectus, Prospectus and Statement of Additional Information,

each dated January 1, 2021, as supplemented and amended to date

At a meeting of the shareholders of the Mid Cap Growth Fund (the “Target Fund”) held on April 5, 2021, shareholders approved the reorganization of the Target Fund, a series of VALIC Company II, into the Mid Cap Strategic Growth Fund (the “Acquiring Fund”), a series of VALIC Company I (the “Reorganization”).

Pursuant to the Reorganization, the assets and liabilities of the Target Fund will be exchanged for shares of the Acquiring Fund, and Target Fund shareholders will become shareholders of the Acquiring Fund. The Acquiring Fund shares to be received by Target Fund shareholders will be equal in value to the Target Fund shares held by such shareholders immediately prior to the Reorganization.

The Reorganization is expected to close on or about April 19, 2021. Until the Reorganization is completed, the Target Fund will continue sales and redemptions of its shares as described in its Prospectus. After the Reorganization is complete, the Target Fund will be liquidated.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

170

VALIC Company II

SUPPLEMENTS TO PROSPECTUS (unaudited) — (continued)

THE SUPPLEMENT IS NOT PART OF THE SEMI-ANNUAL REPORT

Filed under Rules 497(e) and 497(k)

Registration No. 333-53589

VALIC Company II

International Opportunities Fund (the “Fund”)

Supplement dated March 31, 2021

to the Fund’s Summary Prospectus and Prospectus dated

January 1, 2021, as supplemented and amended to date

Effective March 31, 2021, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Fund Summary: International Opportunities Fund – Investment Adviser,” in the table under the heading “Portfolio Managers,” the following is added under the subsection “MFS”:

Name and Title	Portfolio Manager of the Portfolio Since
Lionel Gomez
Portfolio Manager	2021

Effective March 31, 2021, in the section of the Prospectus entitled “Management,” under the heading “Information about the Subadviser,” the second paragraph under “Massachusetts Financial Services. (“MFS”)” is deleted and replaced with the following:

MFS manages a portion of the asset of the International Opportunities Fund using a team of portfolio managers. The team is comprised of David Antonelli, Peter Fruzzetti, Jose Luis Garcia, Robert Lau, Sandeep Mehta and Lionel Gomez. Mr. Antonelli is a Vice Chairman of MFS and Messrs. Fruzzetti, Garcia, Mehta, Lau and Gomez are each Investment Officers of MFS. Mr. Antonelli has been employed in the investment area of MFS since 1991. Mr. Fruzzeti has been employed in the investment area of MFS since 2000. Mr. Garcia has been employed in the investment of MFS since 2002. Mr. Lau has been employed in the investment area of MFS since 2001. Mr. Mehta has been employed in the investment area of MFS since 2008. Mr. Gomez has been employed in the investment area since 2013.

Effective April 15, 2021, Mr. Antonelli will no longer be a portfolio manager of the fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

171

VALIC Company II

RESULTS OF SPECIAL SHAREHOLDER MEETINGS (unaudited)

On April 5, 2021, a Special Meeting of Shareholders was held to consider a proposal to approve an Agreement and Plan of Reorganization pursuant to which the Large Cap Value Fund (the “Acquired Fund”), a series of the VALIC Company II, would transfer all of its assets to the Systematic Value Fund (the “Acquiring Fund”), a series of VALIC Company I, in exchange for the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and shares of the Acquiring Fund, which shares will be distributed by the Acquired Fund to the holders of its shares in complete liquidation thereof. The proposal was approved and voting results of this Special Meeting were as follows:

For	Against	Abstain
11,886,842.598	936,479.709	980,539.260

On April 5, 2021, a Special Meeting of Shareholders was held to consider a proposal to approve an Agreement and Plan of Reorganization pursuant to which the Mid Cap Growth Fund (the “Acquired Fund”), a series of the VALIC Company II, would transfer all of its assets to the Mid Cap Strategic Growth Fund (the “Acquiring Fund”), a series of VALIC Company I, in exchange for the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and shares of the Acquiring Fund, which shares will be distributed by the Acquired Fund to the holders of its shares in complete liquidation thereof. The proposal was approved and voting results of this Special Meeting were as follows:

For	Against	Abstain
18,844,285.824	903,869.082	1,185,369.993

172

VALIC Company II

BOARD OF TRUSTEES

Thomas J. Brown

Judith L. Craven

Yvonne M. Curl

Timothy J. Ebner

Peter A. Harbeck

Kenneth J. Lavery

Eric S. Levy

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUBADVISERS

BMO Asset Management Corp.

115 S. LaSalle Street

Chicago, Illinois 60603

Boston Partners Global Investors, Inc. d/b/a Boston Partners

60 East 42nd Street, Suite 1550

New York, New York 10165

Delaware Investments Fund Advisers

2005 Market Street

Philadelphia, PA 19103

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

Janus Capital Management LLC

151 Detroit Street

Denver, Colorado 80206

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, MA 02199

Mellon Investments Corporation

One Boston Place

Boston, Massachusetts 02108

PineBridge Investments, LLC

399 Park Avenue

New York, NY 10022

SunAmerica Asset Management, LLC

Haborside 5

185 Hudson Street, Suite 3300

Jersey City, New Jersey 07311

Wellington Management Company LLP

280 Congress Street

Boston, Massachusetts 02210

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1000 Louisiana Street, Suite 5800

Houston, Texas 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

VALIC Retirement

Services Company (VRSCO)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

John T. Genoy,

President and Principal Executive Officer

Sharon French,

Executive Vice President

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Kathleen D. Fuentes,

Vice President, Chief Legal Officer and Secretary

Kevin J. Adamson

Vice President

Gregory N. Bressler,

Vice President

Thomas M. Ward,

Vice President

Shawn Parry,

Vice President and Assistant Treasurer

Donna McManus,

Vice President and Assistant Treasurer

Christopher C. Joe,

Vice President and Chief Compliance Officer

Matthew J. Hackethal,

Anti-Money Laundering Compliance Officer

DISCLOSURE OF QUARTERLY FUND PORTFOLIO HOLDINGS

The Series is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

VOTING PROXIES ON VALIC COMPANY II PORTFOLIO SECURITIES

A description of the policies and procedures that VC II uses to determine how to vote proxies related to securities held in the Fund’s portfolios, which is available in VC II’s Statement of Additional Information, may be obtained without charge upon request, by calling 800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY II PORTFOLIO SECURITIES

Information regarding how VC II voted proxies relating to securities held in the VC II Funds portfolios during the most recent twelve month period ended June 30, is available, once filed with the U.S. Securities and Exchange Commission without charge, upon request, by calling 800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners participating in VC II. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

The accompanying report has not been audited by Independent accountants and accordingly no opinion has been expressed thereon.

173

aig.com/RetirementServices — Account access

Manage your account online

You will need to create an online security profile with a unique user ID and password.

With your PIN, you can also access your account via the 24-hour VALIC automated phone line at 1-800-448-2542.

•	Print and download account transaction confirmations and tax statements

•	View transaction history and download it to Quicken using Direct ConnectSM

•	Use the Account Aggregation feature to display information from other accounts in addition to your AIG Retirement Services accounts

•	Easily manage your personal profile to update your contact information (phone, address, email), update your beneficiaries, reset your password and more

PersonalDeliver-e®

•	It’s easy to sign up

•	Simply visit aig.com/RetirementServices today to get started

Initiate account transactions including:

•	Change allocation

•	Transfer money among investment options

•	Rebalance account to your desired allocation mix

•	Change contributions

Start exploring your account online today!

•	Visit aig.com/RetirementServices

•	Register for online access

•	Follow steps to create a security profile

Please note:

Email delivery is not accessible to certain annuity contract owners.

Sign up today at aig.com/RetirementServices

We know privacy is important to you, so please be assured that your email address and other information you share with us is kept private and never sold. Review our Privacy Policy online for more information.

Your Future is Calling. Sign up for PersonalDeliver-e® today.

CLICK aig.com/RetirementServices    CALL 1-800-448-2542      VISIT your financial advisor

Securities and investment advisory services offered through VALIC Financial Advisors, Inc. (VFA), member FINRA, SIPC and an SEC-registered investment adviser.

Annuities are issued by The Variable Annuity Life Insurance Company (VALIC), Houston, TX. Variable annuities are distributed by its affiliate, AIG Capital Services, Inc. (ACS), member FINRA.

AIG Retirement Services represents AIG member companies — The Variable Annuity Life Insurance Company (VALIC) and its subsidiaries, VALIC Financial Advisors, Inc. (VFA) and VALIC Retirement Services Company (VRSCO). All are members of American International Group, Inc. (AIG).

© American International Group, Inc. All rights reserved.

VC 23800 (09/2019) J359703 EE

VALIC Company II P.O. Box 3206 Houston, TX 77253-3206	PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1793

VC 11387   (03/2021)   J600501

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the most recent fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1) Not applicable.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ John T. Genoy
John T. Genoy
President

Date: May 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: May 7, 2021

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: May 7, 2021